                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:          811-8532
                                     -------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     4500 MAIN STREET, KANSAS CITY, MISSOURI                 64111
--------------------------------------------------------------------------------
    (Address of principal executive offices)              (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                     ---------------------------

Date of fiscal year end:          11-30
                             --------------------------------------------------

Date of reporting period:         05-31-2006
                             --------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

MAY 31, 2006

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

                               [american century investments logo and text logo]

STRATEGIC ALLOCATION: CONSERVATIVE

STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION: AGGRESSIVE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Strategic Allocation funds for the six months ended May 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation (LAF). Our
new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news--in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company--it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

Market Perspective

[photo of John Schniedwind]

BY JOHN SCHNIEDWIND, CHIEF INVESTMENT OFFICER, QUANTITATIVE EQUITY

STRONG GLOBAL GROWTH MEANT INFLATION FEARS AND RISING INTEREST RATES

U.S. economic growth was uneven during the six months ended May 31, 2006. After slumping to a 1.7% annualized rate in the fourth quarter of 2005, real GDP growth rebounded to a 5.6% rate in the first quarter of 2006. But resurgent growth sparked inflation fears in the second quarter of 2006, even as growth showed signs of cooling to a more sustainable level, around 3%. The Federal
Reserve raised short-term interest rates again on May 10, but gave no sign that rate hikes were finished, as the market had hoped. Instead, rising core inflation numbers in April and May hinted that more rate hikes could come.

U.S. EQUITIES WERE UP, THEN DOWN

The stock market recovered well from its October 2005 downturn, but another inflation-related selloff in May 2006 reclaimed most of the gains made between
November 2005 and early May 2006. The S&P 500 Index plunged by 4.2% during the last three weeks of May, on the way to its worst monthly performance in two years. Meanwhile, the Nasdaq Composite Index took a worse beating, falling into negative territory for the six-month period.

FOREIGN EQUITIES POWERED AHEAD

International stock markets delivered solid returns despite rising interest rates, record oil and commodities prices, and continued geopolitical tension in the Middle East and elsewhere. In fact, many foreign exchanges hit multi-year highs in early May, but retreated later in the month on worries that central banks would raise interest rates to control inflation--slowing consumer spending, corporate profits and the world's economy in the process.

U.S. BOND YIELDS ROSE AS ECONOMY STRENGTHENED

Like the U.S. economy, the U.S. bond market shifted gears during the period.
From November 30, 2005 to January 17, 2006, the 10-year Treasury note yield fell from 4.49% to 4.33% as the economy weakened and inflation fears ebbed. But as growth reaccelerated and inflation concerns returned, the yield climbed again, topping 5% for the first time since 2002 and closing at 5.12% on May 31. The
Treasury market ended in the red, the broad bond market ended flat, and only higher-yielding sectors showed gains.

MARKET RETURNS
For the six months ended May 31, 2006*
--------------------------------------------------------------------------------
U.S. EQUITY
--------------------------------------------------------------------------------
S&P 500 Index                                                 2.60%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       -1.98%
--------------------------------------------------------------------------------
U.S. FIXED-INCOME
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                          0.01%
--------------------------------------------------------------------------------
10-Year Treasury Note                                        -2.96%
--------------------------------------------------------------------------------
3-Month Treasury Bill                                         2.12%
--------------------------------------------------------------------------------
FOREIGN EQUITY
--------------------------------------------------------------------------------
MSCI EAFE Index                                              15.30%
--------------------------------------------------------------------------------
MSCI Emerging Markets Index                                  13.93%
--------------------------------------------------------------------------------
*Total returns for periods less than one year are not annualized.
 Sources: Lipper Inc., Lehman Brothers Inc.

------

Strategic Allocation: Conservative - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                        6                                     SINCE    INCEPTION
                     MONTHS(1)  1 YEAR   5 YEARS  10 YEARS  INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         2.32%     5.25%    4.39%     6.74%    6.61%      2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(2)       2.60%     8.64%    1.96%     8.35%    8.66%(3)     --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(2)     0.01%    -0.48%    5.01%     6.34%    6.03%(3)     --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(2)          2.12%     3.84%    2.10%     3.60%    3.64%(3)     --
--------------------------------------------------------------------------------
Institutional Class    2.43%     5.65%    4.59%       --     4.83%      8/1/00
--------------------------------------------------------------------------------
Advisor Class          2.20%     4.99%    4.13%       --     6.44%      10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*     2.20%     4.99%      --        --     6.10%
  With sales charge*  -3.60%    -1.07%      --        --     2.38%
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*     1.82%     4.21%      --        --     5.31%
  With sales charge*  -3.18%     0.21%      --        --     2.97%
--------------------------------------------------------------------------------
C Class                                                                 9/30/04
  No sales charge*     2.00%     4.40%      --        --     5.39%
  With sales charge*   1.02%     4.40%      --        --     5.39%
--------------------------------------------------------------------------------
R Class                2.08%     4.76%      --        --     4.87%      3/31/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Conservative - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended May 31
---------------------------------------------------------------------------------------------------------
                    1997     1998    1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class      9.16%   15.99%   5.74%    8.88%    6.32%    0.13%    1.25%    8.57%    7.01%    5.25%
---------------------------------------------------------------------------------------------------------
S&P 500 Index      29.41%   30.69%  21.03%   10.48%  -10.55%  -13.85%   -8.06%   18.33%    8.24%    8.64%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index               8.32%   10.91%   4.35%    2.11%   13.12%    8.10%   11.58%   -0.44%    6.82%   -0.48%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index          5.16%    5.13%   4.59%    5.29%    5.44%    2.30%    1.39%    0.94%    2.05%    3.84%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Conservative - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

Strategic Allocation: Conservative returned 2.32%* for the six months ended May
31, 2006. Strategic Allocation: Conservative allocates holdings over time with the following neutral weightings: 45% stocks, 45% bonds, and 10% cash-equivalent investments. These proportions may change slightly with short-term tactical adjustments and changing securities prices. Strategic Allocation: Conservative's performance for the six-month period reflects the performances of its underlying security sectors, as well as their relative weights in the portfolio.

FIXED-INCOME PORTFOLIO

Strategic Allocation: Conservative's overweight in U.S. bonds was a negative factor in the fund's return for the period. Domestic bonds made up about 46% of the fund at the end of May, and as we mentioned in the Market Perspective on page 2, the bond market finished flat overall, with some bond sectors offering negative returns. One positive factor for the fund's bond portfolio was its relatively small allocation (8.8%) to Treasury bonds, which returned -0.59%
overall, according to the Lehman Brothers U.S. Treasury Index. A much heavier weighting in agency and mortgage-backed securities (see the Fund's U.S. Bonds chart above) was also a positive factor, since these were among the better-performing bond sectors for the six months. Strategic Allocation:
Conservative's 11.3% stake in money market securities was another plus--money market yields continued to rise as the Federal Reserve pushed interest rates higher.

U.S. STOCK PORTFOLIO

U.S. stocks were positive contributors to Strategic Allocation: Conservative's performance, though they were underweight relative to the fund's neutral stock allocation, which limited stock-related gains somewhat. Though small-cap stocks felt the brunt of the May selloff in U.S. stock markets, they still managed to outperform large- and mid-cap stocks for the period. Value stocks generally outperformed growth stocks, though mid-cap growth stocks were not as far behind their value counterparts.

ASSET ALLOCATION AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Bonds                                                        46.1%
--------------------------------------------------------------------------------
U.S. Stocks                                                       32.6%
--------------------------------------------------------------------------------
Money Market Securities                                           11.3%
--------------------------------------------------------------------------------
Foreign Stocks(1)                                                  9.1%
--------------------------------------------------------------------------------
Foreign Bonds                                                      0.9%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

FUND'S U.S. BONDS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        29.5%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 18.1%
--------------------------------------------------------------------------------
Corporate Bonds                                                   17.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                               16.1%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            9.0%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                           8.8%
--------------------------------------------------------------------------------
Municipal Securities                                               1.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 All returns given in U.S. dollar terms. Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Strategic Allocation: Conservative - Portfolio Commentary

FOREIGN STOCK PORTFOLIO

Foreign stocks outperformed U.S. stocks for the period, offering a positive contribution to Strategic Allocation: Conservative's return. But that boost was limited by foreign stocks' relatively small allocation in the fund, which is consistent with its more conservative strategy. Among developed foreign markets,
European stock markets-- as represented by the MSCI Europe Index--enjoyed a double-digit return overall (+17.19%), benefiting from an economic upturn that was underpinned by strong global demand for European goods. Japanese stocks
(+11.89%, according to the MSCI Japan Index) lagged European stocks overall, but performed well as Japan continued to enjoy its longest economic expansion in years, supported by strong domestic demand.

HOW THE FUND FITS IN A DIVERSIFIED INVESTMENT STRATEGY

Strategic Allocation: Conservative is designed to serve as a core holding for investors seeking "ready-made" diversification, not only among U.S. stock, bonds, and money market securities, but also foreign securities, especially stocks. Strategic Allocation: Conservative is designed for investors looking for income with some potential for moderate long-term growth. Its focus on bonds and money market securities provides income, while its foreign and domestic stock portfolios provide a growth component.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.8%                  1.0%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.6%                  0.9%
--------------------------------------------------------------------------------
Citigroup Inc.                              2.0%                  0.7%
--------------------------------------------------------------------------------
Chevron Corp.                               2.0%                  0.7%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              1.7%                  0.6%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Roche Holding AG ORD                        3.1%                  0.3%
--------------------------------------------------------------------------------
Royal Dutch Shell
plc ADR                                     3.0%                  0.3%
--------------------------------------------------------------------------------
Novartis AG ORD                             2.2%                  0.2%
--------------------------------------------------------------------------------
GlaxoSmithKline plc ORD                     1.9%                  0.2%
--------------------------------------------------------------------------------
Alstom RGPT ORD                             1.8%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           69.9%
--------------------------------------------------------------------------------
Asia/Pacific                                                     25.8%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                         4.3%
--------------------------------------------------------------------------------

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 44.4%

AEROSPACE & DEFENSE -- 0.9%
--------------------------------------------------------------------------------
           33,342  BE Aerospace, Inc.(1)                           $    739,192
--------------------------------------------------------------------------------
           23,965  Boeing Co.                                         1,995,086
--------------------------------------------------------------------------------
            6,400  Honeywell International Inc.                         263,552
--------------------------------------------------------------------------------
            5,314  Lockheed Martin Corp.                                385,212
--------------------------------------------------------------------------------
            8,000  Northrop Grumman Corp.                               517,440
--------------------------------------------------------------------------------
           15,500  Precision Castparts Corp.                            893,265
--------------------------------------------------------------------------------
            7,800  Rockwell Collins                                     425,880
--------------------------------------------------------------------------------
           17,100  United Technologies Corp.                          1,069,092
--------------------------------------------------------------------------------
                                                                      6,288,719
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.2%
--------------------------------------------------------------------------------
              752  FedEx Corporation                                     82,171
--------------------------------------------------------------------------------
           16,170  United Parcel Service, Inc.
                   Cl B                                               1,302,494
--------------------------------------------------------------------------------
                                                                      1,384,665
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
            8,140  Ryanair Holdings plc ADR(1)                          398,779
--------------------------------------------------------------------------------
            2,803  Southwest Airlines Co.                                45,128
--------------------------------------------------------------------------------
                                                                        443,907
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
            9,080  Continental AG ORD                                   991,390
--------------------------------------------------------------------------------
           27,500  Cooper Tire & Rubber Co.                             312,950
--------------------------------------------------------------------------------
            6,200  Lear Corporation                                     146,940
--------------------------------------------------------------------------------
                                                                      1,451,280
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.2%
--------------------------------------------------------------------------------
            9,900  Bayerische Motoren Werke
                   AG ORD                                               509,071
--------------------------------------------------------------------------------
           20,800  Toyota Motor Corp. ORD                             1,094,980
--------------------------------------------------------------------------------
                                                                      1,604,051
--------------------------------------------------------------------------------
BEVERAGES -- 1.0%
--------------------------------------------------------------------------------
           18,100  Anheuser-Busch Companies,
                   Inc.                                                 826,084
--------------------------------------------------------------------------------
            3,643  Brown-Forman Corp. Cl B                              277,961
--------------------------------------------------------------------------------
           46,625  Coca-Cola Company (The)                            2,052,900
--------------------------------------------------------------------------------
           30,400  Coca-Cola Enterprises Inc.                           597,664
--------------------------------------------------------------------------------
           36,910  Pepsi Bottling Group Inc.                          1,156,759
--------------------------------------------------------------------------------
            4,162  PepsiAmericas, Inc.                                   92,937
--------------------------------------------------------------------------------
           25,888  PepsiCo, Inc.                                      1,565,188
--------------------------------------------------------------------------------
            3,060  Pernod-Ricard SA ORD                                 597,018
--------------------------------------------------------------------------------
                                                                      7,166,511
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
           13,064  Alkermes Inc.(1)                                     258,928
--------------------------------------------------------------------------------
           28,547  Amgen Inc.(1)                                      1,929,492
--------------------------------------------------------------------------------
              830  Biogen Idec Inc.(1)                                   38,703
--------------------------------------------------------------------------------
           10,200  Celgene Corp.(1)                                     422,790
--------------------------------------------------------------------------------
            3,289  CSL Ltd. ORD                                         127,419
--------------------------------------------------------------------------------
            4,869  Genentech, Inc.(1)                                   403,932
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           12,437  Gilead Sciences, Inc.(1)                        $    713,013
--------------------------------------------------------------------------------
                                                                      3,894,277
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           16,400  Masco Corp.                                          508,728
--------------------------------------------------------------------------------
            4,527  USG Corp.(1)                                         416,846
--------------------------------------------------------------------------------
                                                                        925,574
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.8%
--------------------------------------------------------------------------------
           80,060  Amvescap plc ORD                                     775,967
--------------------------------------------------------------------------------
           21,000  Bank of New York Co., Inc.
                   (The)                                                697,830
--------------------------------------------------------------------------------
            3,000  Bear Stearns Companies Inc.
                   (The)                                                401,250
--------------------------------------------------------------------------------
           17,081  E*TRADE Financial Corp.(1)                           414,556
--------------------------------------------------------------------------------
           11,975  Goldman Sachs Group, Inc.
                   (The)                                              1,807,627
--------------------------------------------------------------------------------
           17,700  Investment Technology Group
                   Inc.(1)                                              837,210
--------------------------------------------------------------------------------
           13,400  Jefferies Group, Inc.                                391,816
--------------------------------------------------------------------------------
           13,124  Lehman Brothers Holdings Inc.                        874,190
--------------------------------------------------------------------------------
           23,390  Man Group plc ORD                                  1,022,679
--------------------------------------------------------------------------------
           15,346  Mellon Financial Corp.                               555,218
--------------------------------------------------------------------------------
           17,200  Merrill Lynch & Co., Inc.                          1,245,452
--------------------------------------------------------------------------------
           24,344  Morgan Stanley                                     1,451,389
--------------------------------------------------------------------------------
           25,500  Nikko Cordial Corp. ORD                              370,123
--------------------------------------------------------------------------------
            6,807  Northern Trust Corp.                                 380,647
--------------------------------------------------------------------------------
            5,000  Piper Jaffray Companies(1)                           316,450
--------------------------------------------------------------------------------
           10,728  Raymond James Financial, Inc.                        314,438
--------------------------------------------------------------------------------
            3,274  State Street Corp.                                   203,315
--------------------------------------------------------------------------------
            8,245  UBS AG ORD                                           931,967
--------------------------------------------------------------------------------
                                                                     12,992,124
--------------------------------------------------------------------------------
CHEMICALS -- 1.3%
--------------------------------------------------------------------------------
            2,100  Air Products & Chemicals, Inc.                       136,185
--------------------------------------------------------------------------------
           20,593  Celanese Corp., Series A                             405,888
--------------------------------------------------------------------------------
           26,400  du Pont (E.I.) de Nemours
                   & Co.                                              1,122,792
--------------------------------------------------------------------------------
           55,300  International Flavors &
                   Fragrances Inc.                                    1,968,126
--------------------------------------------------------------------------------
           11,000  JSR Corp. ORD                                        287,585
--------------------------------------------------------------------------------
            7,330  Lonza Group AG ORD                                   500,251
--------------------------------------------------------------------------------
           15,655  Lyondell Chemical Co.                                378,851
--------------------------------------------------------------------------------
           14,500  Minerals Technologies Inc.                           845,930
--------------------------------------------------------------------------------
           11,262  Monsanto Co.                                         947,810
--------------------------------------------------------------------------------
           14,100  Nalco Holding Co.(1)                                 242,661
--------------------------------------------------------------------------------
            5,400  Nitto Denko Corp. ORD                                412,269
--------------------------------------------------------------------------------
            2,500  Potash Corp. of Saskatchewan                         228,250
--------------------------------------------------------------------------------
           13,300  PPG Industries, Inc.                                 855,722
--------------------------------------------------------------------------------
           12,000  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                  667,939
--------------------------------------------------------------------------------
           76,000  Toray Industries Inc. ORD                            666,590
--------------------------------------------------------------------------------
            4,899  Westlake Chemical Corp.                              152,947
--------------------------------------------------------------------------------
                                                                      9,819,796
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.6%
--------------------------------------------------------------------------------
           35,820  Anglo Irish Bank Corp. plc ORD                  $    557,530
--------------------------------------------------------------------------------
           32,630  Banco Popolare di Verona e
                   Novara Scrl ORD                                      894,116
--------------------------------------------------------------------------------
           34,380  Bank of Ireland ORD                                  612,191
--------------------------------------------------------------------------------
           70,000  Bank of Yokohama Ltd. (The)
                   ORD                                                  494,030
--------------------------------------------------------------------------------
            5,300  Commerce Bancorp Inc.                                208,237
--------------------------------------------------------------------------------
            4,000  Compass Bancshares Inc.                              222,600
--------------------------------------------------------------------------------
            8,500  Erste Bank der
                   Oesterreichischen Sparkassen
                   AG ORD                                               484,339
--------------------------------------------------------------------------------
           22,500  Fifth Third Bancorp                                  855,000
--------------------------------------------------------------------------------
           10,630  ForeningsSparbanken AB ORD                           277,953
--------------------------------------------------------------------------------
               70  HSBC Holdings plc ORD                                  1,216
--------------------------------------------------------------------------------
            7,950  KBC Groupe ORD                                       854,976
--------------------------------------------------------------------------------
              443  KeyCorp                                               15,824
--------------------------------------------------------------------------------
               70  Mitsubishi UFJ Financial
                   Group, Inc. ORD                                      950,774
--------------------------------------------------------------------------------
           21,310  National Australia Bank Ltd.
                   ORD                                                  562,508
--------------------------------------------------------------------------------
           19,890  National Bank of Greece SA
                   ORD                                                  848,487
--------------------------------------------------------------------------------
            9,300  National City Corp.                                  342,984
--------------------------------------------------------------------------------
            9,017  PNC Financial Services Group                         621,361
--------------------------------------------------------------------------------
            6,170  Societe Generale ORD(1)                              950,070
--------------------------------------------------------------------------------
           29,560  Standard Chartered plc ORD                           725,518
--------------------------------------------------------------------------------
               50  Sumitomo Mitsui Financial
                   Group Inc. ORD                                       506,015
--------------------------------------------------------------------------------
           18,000  SunTrust Banks, Inc.                               1,362,780
--------------------------------------------------------------------------------
           43,301  U.S. Bancorp                                       1,336,702
--------------------------------------------------------------------------------
           33,272  Wachovia Corp.                                     1,780,052
--------------------------------------------------------------------------------
           56,020  Wells Fargo & Co.                                  3,718,048
--------------------------------------------------------------------------------
                                                                     19,183,311
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
--------------------------------------------------------------------------------
            9,690  Adecco SA ORD                                        619,187
--------------------------------------------------------------------------------
              141  Corporate Executive Board
                   Co. (The)                                             14,343
--------------------------------------------------------------------------------
               87  Dun & Bradstreet Corp.(1)                              6,340
--------------------------------------------------------------------------------
            6,765  John H. Harland Company                              289,745
--------------------------------------------------------------------------------
            3,300  Manpower Inc.                                        217,239
--------------------------------------------------------------------------------
            8,000  Monster Worldwide Inc.(1)                            390,960
--------------------------------------------------------------------------------
           13,600  R.R. Donnelley & Sons
                   Company                                              437,648
--------------------------------------------------------------------------------
           10,267  Republic Services, Inc. Cl A                         418,894
--------------------------------------------------------------------------------
           19,118  Waste Management, Inc.                               700,100
--------------------------------------------------------------------------------
              660  West Corp.(1)                                         32,023
--------------------------------------------------------------------------------
                                                                      3,126,479
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
           18,200  Avaya Inc.(1)                                        214,942
--------------------------------------------------------------------------------
           27,900  CIENA Corporation(1)                                 116,901
--------------------------------------------------------------------------------
          100,130  Cisco Systems Inc.(1)                              1,970,559
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,924  Motorola, Inc.                                  $    420,197
--------------------------------------------------------------------------------
           19,900  Nokia Oyj ADR                                        427,253
--------------------------------------------------------------------------------
           15,000  QUALCOMM Inc.                                        678,150
--------------------------------------------------------------------------------
           19,900  Redback Networks Inc.(1)                             475,411
--------------------------------------------------------------------------------
                                                                      4,303,413
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.7%
--------------------------------------------------------------------------------
           40,799  Dell Inc.(1)                                       1,035,479
--------------------------------------------------------------------------------
           39,900  EMC Corp.(1)                                         510,720
--------------------------------------------------------------------------------
           95,675  Hewlett-Packard Co.                                3,097,956
--------------------------------------------------------------------------------
            2,591  Komag, Inc.(1)                                       107,604
--------------------------------------------------------------------------------
           13,700  Seagate Technology                                   319,895
--------------------------------------------------------------------------------
                                                                      5,071,654
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.4%
--------------------------------------------------------------------------------
            4,300  EMCOR Group Inc.(1)                                  206,787
--------------------------------------------------------------------------------
           18,712  Foster Wheeler Ltd.(1)                               828,006
--------------------------------------------------------------------------------
           28,617  Quanta Services, Inc.(1)                             476,473
--------------------------------------------------------------------------------
          112,000  Taisei Corp. ORD                                     422,566
--------------------------------------------------------------------------------
            8,032  Vinci SA ORD                                         737,750
--------------------------------------------------------------------------------
                                                                      2,671,582
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.1%
--------------------------------------------------------------------------------
            5,638  Martin Marietta Materials, Inc.                      515,933
--------------------------------------------------------------------------------
            2,536  Vulcan Materials Co.                                 197,935
--------------------------------------------------------------------------------
                                                                        713,868
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.6%
--------------------------------------------------------------------------------
           14,904  American Express Co.                                 810,181
--------------------------------------------------------------------------------
           21,363  AmeriCredit Corp.(1)                                 620,382
--------------------------------------------------------------------------------
           17,425  Capital One Financial Corp.                        1,442,267
--------------------------------------------------------------------------------
            4,130  ORIX Corp. ORD                                     1,175,077
--------------------------------------------------------------------------------
                                                                      4,047,907
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
           13,600  Bemis Co., Inc.                                      413,440
--------------------------------------------------------------------------------
            1,020  Temple-Inland Inc.                                    43,870
--------------------------------------------------------------------------------
                                                                        457,310
--------------------------------------------------------------------------------
DISTRIBUTORS(2)
--------------------------------------------------------------------------------
            3,227  Building Materials Holding Corp.                      92,034
--------------------------------------------------------------------------------
          109,400  Li & Fung Ltd. ORD                                   225,628
--------------------------------------------------------------------------------
                                                                        317,662
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.2%
--------------------------------------------------------------------------------
            1,800  iShares Russell 1000 Growth
                   Index Fund                                            91,296
--------------------------------------------------------------------------------
           10,800  Standard and Poor's 500
                   Depositary Receipt                                 1,376,460
--------------------------------------------------------------------------------
                                                                      1,467,756
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES(2)
--------------------------------------------------------------------------------
            5,415  Education Management Corp.(1)                        232,574
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.1%
--------------------------------------------------------------------------------
            3,800  AllianceBernstein Holding L.P.                       248,064
--------------------------------------------------------------------------------
          137,344  Bank of America Corp.                              6,647,450
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

            4,300  CIT Group Inc.                                  $    221,020
--------------------------------------------------------------------------------
          102,157  Citigroup Inc.                                     5,036,340
--------------------------------------------------------------------------------
            3,170  Deutsche Boerse AG ORD                               411,859
--------------------------------------------------------------------------------
           13,770  ING Groep N.V. CVA ORD                               538,551
--------------------------------------------------------------------------------
           45,635  J.P. Morgan Chase & Co.                            1,945,876
--------------------------------------------------------------------------------
            9,655  McGraw-Hill Companies, Inc.
                   (The)                                                498,198
--------------------------------------------------------------------------------
                                                                     15,547,358
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
           57,124  AT&T Inc.                                          1,488,651
--------------------------------------------------------------------------------
           41,122  BellSouth Corp.                                    1,388,690
--------------------------------------------------------------------------------
              298  CenturyTel Inc.                                       10,654
--------------------------------------------------------------------------------
            9,000  Commonwealth Telephone
                   Enterprises, Inc.                                    297,450
--------------------------------------------------------------------------------
            1,141  Embarq Corp.(1)                                       47,545
--------------------------------------------------------------------------------
           27,080  Hellenic Telecommunications
                   Organization SA ORD(1)                               600,151
--------------------------------------------------------------------------------
           63,950  Telenor ASA ORD                                      806,693
--------------------------------------------------------------------------------
           58,714  Verizon Communications                             1,832,465
--------------------------------------------------------------------------------
                                                                      6,472,299
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.6%
--------------------------------------------------------------------------------
           21,100  Exelon Corporation                                 1,194,471
--------------------------------------------------------------------------------
           13,232  FirstEnergy Corp.                                    693,621
--------------------------------------------------------------------------------
            4,800  FPL Group, Inc.                                      191,184
--------------------------------------------------------------------------------
           29,800  Northeast Utilities                                  602,854
--------------------------------------------------------------------------------
           20,529  Pepco Holdings, Inc.                                 471,346
--------------------------------------------------------------------------------
           30,000  PPL Corporation                                      893,100
--------------------------------------------------------------------------------
                                                                      4,046,576
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
           97,970  ABB Ltd. ORD                                       1,237,583
--------------------------------------------------------------------------------
               11  Acuity Brands Inc.                                       439
--------------------------------------------------------------------------------
           15,410  Alstom RGPT ORD(1)                                 1,307,840
--------------------------------------------------------------------------------
            7,400  Cooper Industries, Ltd. Cl A                         659,044
--------------------------------------------------------------------------------
           12,594  Emerson Electric Co.                               1,039,257
--------------------------------------------------------------------------------
            9,800  General Cable Corp.(1)                               316,148
--------------------------------------------------------------------------------
            3,700  Hubbell Inc. Cl B                                    186,295
--------------------------------------------------------------------------------
           31,000  Matsushita Electric Works,
                   Ltd. ORD                                             356,936
--------------------------------------------------------------------------------
           34,000  Mitsubishi Electric Corp. ORD                        274,366
--------------------------------------------------------------------------------
            7,807  Roper Industries Inc.                                365,680
--------------------------------------------------------------------------------
            6,700  Schneider Electric SA ORD                            694,797
--------------------------------------------------------------------------------
                                                                      6,438,385
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
--------------------------------------------------------------------------------
           17,866  Arrow Electronics, Inc.(1)                           580,645
--------------------------------------------------------------------------------
           19,400  Hoya Corp. ORD                                       737,112
--------------------------------------------------------------------------------
            3,331  Itron Inc.(1)                                        199,194
--------------------------------------------------------------------------------
            7,370  Jabil Circuit, Inc.                                  256,623
--------------------------------------------------------------------------------
            2,100  Keyence Corp. ORD                                    533,366
--------------------------------------------------------------------------------
            5,963  Molex Inc.                                           211,687
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            4,300  Murata Manufacturing Co.
                   Ltd. ORD                                        $    275,609
--------------------------------------------------------------------------------
            3,649  Plexus Corp.(1)                                      143,515
--------------------------------------------------------------------------------
            2,600  Vishay Intertechnology, Inc.(1)                       42,250
--------------------------------------------------------------------------------
                                                                      2,980,001
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
--------------------------------------------------------------------------------
            8,287  Aker Kvaerner ASA ORD                                833,562
--------------------------------------------------------------------------------
            4,700  Cameron International Corp.(1)                       220,430
--------------------------------------------------------------------------------
           13,100  Diamond Offshore Drilling, Inc.                    1,123,194
--------------------------------------------------------------------------------
            9,324  Grey Wolf Inc.(1)                                     71,329
--------------------------------------------------------------------------------
            3,100  Helmerich & Payne, Inc.                              203,856
--------------------------------------------------------------------------------
            4,300  Oceaneering International, Inc.(1)                   322,500
--------------------------------------------------------------------------------
           25,170  Saipem SpA ORD                                       591,355
--------------------------------------------------------------------------------
           11,800  Schlumberger Ltd.                                    773,726
--------------------------------------------------------------------------------
           13,100  Superior Energy Services(1)                          430,990
--------------------------------------------------------------------------------
           40,600  TETRA Technologies, Inc.(1)                        1,180,243
--------------------------------------------------------------------------------
           18,100  Weatherford International Ltd.(1)                    941,924
--------------------------------------------------------------------------------
                                                                      6,693,109
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.4%
--------------------------------------------------------------------------------
           60,755  Kroger Co. (The)                                   1,221,783
--------------------------------------------------------------------------------
            6,304  Longs Drug Stores Corp.                              290,236
--------------------------------------------------------------------------------
            1,246  Supervalu Inc.                                        36,333
--------------------------------------------------------------------------------
           30,600  Wal-Mart Stores, Inc.                              1,482,571
--------------------------------------------------------------------------------
                                                                      3,030,923
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
           31,700  Archer-Daniels-Midland Co.                         1,317,769
--------------------------------------------------------------------------------
           20,994  Campbell Soup Company                                738,779
--------------------------------------------------------------------------------
           18,500  ConAgra Foods, Inc.                                  418,100
--------------------------------------------------------------------------------
           30,035  General Mills, Inc.                                1,558,516
--------------------------------------------------------------------------------
            6,980  Groupe Danone ORD                                    841,864
--------------------------------------------------------------------------------
            6,500  H.J. Heinz Company                                   275,275
--------------------------------------------------------------------------------
            1,800  Kellogg Co.                                           84,780
--------------------------------------------------------------------------------
           39,400  Kraft Foods Inc. Cl A                              1,304,140
--------------------------------------------------------------------------------
           18,950  Royal Numico N.V. ORD                                841,160
--------------------------------------------------------------------------------
           22,100  Sara Lee Corp.                                       375,037
--------------------------------------------------------------------------------
              142  Seaboard Corp.                                       186,304
--------------------------------------------------------------------------------
           44,500  Unilever N.V. New York Shares                      1,007,035
--------------------------------------------------------------------------------
                                                                      8,948,759
--------------------------------------------------------------------------------
GAS UTILITIES(2)
--------------------------------------------------------------------------------
              487  UGI Corp.                                             11,328
--------------------------------------------------------------------------------
           11,800  WGL Holdings Inc.                                    339,840
--------------------------------------------------------------------------------
                                                                        351,168
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
            3,382  Alcon Inc.                                           365,527
--------------------------------------------------------------------------------
           18,000  Baxter International, Inc.                           678,600
--------------------------------------------------------------------------------
           17,100  Beckman Coulter, Inc.                                945,629
--------------------------------------------------------------------------------
           24,125  Becton Dickinson & Co.                             1,457,873
--------------------------------------------------------------------------------
            2,900  Cytyc Corp.(1)                                        76,212
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

            2,600  DJ Orthopedics Inc.(1)                          $     99,710
--------------------------------------------------------------------------------
            7,452  Edwards Lifesciences
                   Corporation(1)                                       330,422
--------------------------------------------------------------------------------
            6,560  Essilor International SA Cie
                   Generale D'Optique ORD                               660,110
--------------------------------------------------------------------------------
            1,800  Intuitive Surgical Inc.(1)                           200,322
--------------------------------------------------------------------------------
            3,064  Kinetic Concepts Inc.(1)                             119,190
--------------------------------------------------------------------------------
            6,400  St. Jude Medical, Inc.(1)                            218,240
--------------------------------------------------------------------------------
                                                                      5,151,835
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.1%
--------------------------------------------------------------------------------
              572  Aetna Inc.                                            21,999
--------------------------------------------------------------------------------
           29,549  AmerisourceBergen Corp.                            1,288,040
--------------------------------------------------------------------------------
           12,411  Cardinal Health, Inc.                                830,420
--------------------------------------------------------------------------------
            5,400  Caremark Rx Inc.(1)                                  259,038
--------------------------------------------------------------------------------
            5,107  Express Scripts, Inc.(1)                             374,241
--------------------------------------------------------------------------------
            4,929  Fresenius Medical Care AG ORD                        551,996
--------------------------------------------------------------------------------
           24,000  HCA Inc.                                           1,066,800
--------------------------------------------------------------------------------
           15,371  Humana Inc.(1)                                       778,234
--------------------------------------------------------------------------------
            6,600  Laboratory Corporation of
                   America Holdings(1)                                  391,776
--------------------------------------------------------------------------------
           19,576  McKesson Corp.                                       969,012
--------------------------------------------------------------------------------
            4,000  Quest Diagnostics Inc.                               222,960
--------------------------------------------------------------------------------
            9,843  Sierra Health Services, Inc.(1)                      405,532
--------------------------------------------------------------------------------
           15,870  UnitedHealth Group
                   Incorporated                                         697,645
--------------------------------------------------------------------------------
            6,200  Universal Health Services, Inc.
                   Cl B                                                 314,712
--------------------------------------------------------------------------------
              624  WellCare Health Plans Inc.(1)                         31,044
--------------------------------------------------------------------------------
                                                                      8,203,449
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
--------------------------------------------------------------------------------
           11,310  Accor SA ORD                                         663,002
--------------------------------------------------------------------------------
           10,073  Choice Hotels International Inc.                     544,647
--------------------------------------------------------------------------------
           18,724  Darden Restaurants, Inc.                             663,017
--------------------------------------------------------------------------------
            2,355  Domino's Pizza Inc.                                   55,766
--------------------------------------------------------------------------------
           16,720  Greek Organization of Football
                   Prognostics SA ORD                                   567,608
--------------------------------------------------------------------------------
           10,800  Harrah's Entertainment, Inc.                         821,232
--------------------------------------------------------------------------------
           12,200  International Game Technology                        454,206
--------------------------------------------------------------------------------
            6,800  International Speedway Corp.                         330,072
--------------------------------------------------------------------------------
           12,600  Las Vegas Sands Corp.(1)                             889,687
--------------------------------------------------------------------------------
           25,300  McDonald's Corporation                               839,201
--------------------------------------------------------------------------------
           13,800  OSI Restaurant Partners, Inc.                        506,184
--------------------------------------------------------------------------------
              244  Papa John's International Inc.(1)                      7,676
--------------------------------------------------------------------------------
            5,200  Penn National Gaming, Inc.(1)                        199,836
--------------------------------------------------------------------------------
            6,700  Pinnacle Entertainment Inc.(1)                       207,365
--------------------------------------------------------------------------------
              916  Royal Caribbean Cruises Ltd.                          34,881
--------------------------------------------------------------------------------
            5,400  Scientific Games Corp. Cl A(1)                       205,902
--------------------------------------------------------------------------------
           14,500  Speedway Motorsports Inc.                            557,525
--------------------------------------------------------------------------------
            5,900  Station Casinos Inc.                                 430,700
--------------------------------------------------------------------------------
            6,256  Yum! Brands, Inc.                                    315,302
--------------------------------------------------------------------------------
                                                                      8,293,809
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
           43,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                   $    921,878
--------------------------------------------------------------------------------
           33,000  Newell Rubbermaid Inc.                               873,180
--------------------------------------------------------------------------------
           47,000  Sekisui Chemical Co. Ltd. ORD                        396,378
--------------------------------------------------------------------------------
                                                                      2,191,436
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
           18,949  Colgate-Palmolive Co.                              1,143,383
--------------------------------------------------------------------------------
           36,500  Kimberly-Clark Corp.                               2,214,454
--------------------------------------------------------------------------------
              908  Procter & Gamble Co. (The)                            49,259
--------------------------------------------------------------------------------
           28,332  Reckitt Benckiser plc ORD                          1,040,684
--------------------------------------------------------------------------------
                                                                      4,447,780
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.3%
--------------------------------------------------------------------------------
           34,100  AES Corporation (The)(1)                             627,440
--------------------------------------------------------------------------------
           22,775  TXU Corp.                                          1,305,008
--------------------------------------------------------------------------------
                                                                      1,932,448
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.1%
--------------------------------------------------------------------------------
           95,300  General Electric Co.                               3,264,978
--------------------------------------------------------------------------------
           35,000  Keppel Corp. Ltd. ORD                                299,202
--------------------------------------------------------------------------------
           27,042  McDermott International, Inc.(1)                   1,774,226
--------------------------------------------------------------------------------
            5,390  Siemens AG ORD                                       463,454
--------------------------------------------------------------------------------
            1,958  Teleflex Inc.                                        120,104
--------------------------------------------------------------------------------
           10,900  Textron Inc.                                         991,137
--------------------------------------------------------------------------------
           31,300  Tyco International Ltd.                              848,543
--------------------------------------------------------------------------------
                                                                      7,761,644
--------------------------------------------------------------------------------
INSURANCE -- 1.7%
--------------------------------------------------------------------------------
            4,711  Ace, Ltd.                                            243,888
--------------------------------------------------------------------------------
           18,000  Allstate Corp.                                       990,180
--------------------------------------------------------------------------------
            4,500  Ambac Financial Group, Inc.                          360,675
--------------------------------------------------------------------------------
           46,000  American International
                   Group, Inc.                                        2,796,801
--------------------------------------------------------------------------------
            6,621  Arch Capital Group Ltd.(1)                           380,045
--------------------------------------------------------------------------------
           24,269  Axa SA ORD                                           842,534
--------------------------------------------------------------------------------
           25,460  Berkley (W.R.) Corp.                                 875,060
--------------------------------------------------------------------------------
                6  Berkshire Hathaway Inc. Cl A(1)                      553,740
--------------------------------------------------------------------------------
            9,564  Chubb Corp.                                          483,269
--------------------------------------------------------------------------------
            4,100  Endurance Specialty
                   Holdings Ltd.                                        125,255
--------------------------------------------------------------------------------
           14,755  First American Financial
                   Corp. (The)                                          619,267
--------------------------------------------------------------------------------
           10,800  Hartford Financial Services
                   Group Inc. (The)                                     949,752
--------------------------------------------------------------------------------
            2,093  LandAmerica Financial
                   Group Inc.                                           140,064
--------------------------------------------------------------------------------
           17,700  Loews Corp.                                          601,446
--------------------------------------------------------------------------------
           35,300  Marsh & McLennan
                   Companies, Inc.                                      989,459
--------------------------------------------------------------------------------
            2,010  PartnerRe Ltd.                                       123,454
--------------------------------------------------------------------------------
              297  Protective Life Corporation                           13,163
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,800  St. Paul Travelers
                   Companies, Inc. (The)                           $    519,436
--------------------------------------------------------------------------------
           10,100  Torchmark Corp.                                      594,688
--------------------------------------------------------------------------------
            4,088  Zenith National Insurance Corp.                      163,520
--------------------------------------------------------------------------------
                                                                     12,365,696
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(2)
--------------------------------------------------------------------------------
            3,287  NutriSystem, Inc.(1)                                 223,253
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.1%
--------------------------------------------------------------------------------
            6,442  Akamai Technologies, Inc.(1)                         201,570
--------------------------------------------------------------------------------
            3,600  eBay Inc.(1)                                         118,116
--------------------------------------------------------------------------------
            1,576  Google Inc. Cl A(1)                                  585,988
--------------------------------------------------------------------------------
           17,141  RealNetworks Inc.(1)                                 162,154
--------------------------------------------------------------------------------
                                                                      1,067,828
--------------------------------------------------------------------------------
IT SERVICES -- 1.2%
--------------------------------------------------------------------------------
           37,988  Accenture Ltd. Cl A                                1,069,362
--------------------------------------------------------------------------------
           20,887  Acxiom Corp.                                         492,515
--------------------------------------------------------------------------------
           15,000  Alliance Data Systems Corp.(1)                       796,050
--------------------------------------------------------------------------------
           11,900  Ceridian Corp.(1)                                    289,527
--------------------------------------------------------------------------------
            7,962  Computer Sciences Corp.(1)                           447,863
--------------------------------------------------------------------------------
           11,700  Fiserv, Inc.(1)                                      504,855
--------------------------------------------------------------------------------
           18,527  Global Payments Inc.                                 862,988
--------------------------------------------------------------------------------
           54,435  International Business
                   Machines Corp.                                     4,349,366
--------------------------------------------------------------------------------
            6,940  VeriFone Holdings Inc.(1)                            219,582
--------------------------------------------------------------------------------
                                                                      9,032,108
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           14,800  Hasbro, Inc.                                         274,392
--------------------------------------------------------------------------------
           18,300  Sega Sammy Holdings Inc.
                   ORD                                                  722,935
--------------------------------------------------------------------------------
                                                                        997,327
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
--------------------------------------------------------------------------------
           18,064  Applera Corporation-Applied
                   Biosystems Group                                     534,694
--------------------------------------------------------------------------------
           19,600  Pharmaceutical Product
                   Development, Inc.                                    712,068
--------------------------------------------------------------------------------
           16,300  Thermo Electron Corp.(1)                             598,862
--------------------------------------------------------------------------------
                                                                      1,845,624
--------------------------------------------------------------------------------
MACHINERY -- 1.3%
--------------------------------------------------------------------------------
            8,400  AGCO Corp.(1)                                        205,464
--------------------------------------------------------------------------------
           27,170  Atlas Copco AB A Shares ORD                          736,752
--------------------------------------------------------------------------------
            9,598  Cummins Inc.                                       1,057,796
--------------------------------------------------------------------------------
              414  Danaher Corp.                                         26,542
--------------------------------------------------------------------------------
            7,000  Deere & Co.                                          599,200
--------------------------------------------------------------------------------
           10,800  Dover Corp.                                          527,472
--------------------------------------------------------------------------------
           16,100  Ingersoll-Rand Company Cl A                          702,121
--------------------------------------------------------------------------------
            8,100  JLG Industries Inc.                                  176,175
--------------------------------------------------------------------------------
           19,300  JTEKT Corp. ORD                                      380,363
--------------------------------------------------------------------------------
           27,000  Komatsu Ltd. ORD                                     535,710
--------------------------------------------------------------------------------
            3,110  MAN AG ORD                                           223,546
--------------------------------------------------------------------------------
           18,300  Manitowoc Co.                                        841,617
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           14,000  NGK Insulators Ltd. ORD                         $    165,298
--------------------------------------------------------------------------------
            6,500  Parker-Hannifin Corp.                                507,130
--------------------------------------------------------------------------------
            3,400  Sandvik AB ORD                                       198,503
--------------------------------------------------------------------------------
           50,000  Sumitomo Heavy Industries
                   Ltd. ORD                                             466,066
--------------------------------------------------------------------------------
           12,000  Terex Corp.(1)                                     1,097,999
--------------------------------------------------------------------------------
           10,300  Trinity Industries, Inc.                             642,102
--------------------------------------------------------------------------------
              240  Vallourec ORD                                        300,688
--------------------------------------------------------------------------------
                                                                      9,390,544
--------------------------------------------------------------------------------
MARINE -- 0.1%
--------------------------------------------------------------------------------
            9,545  American Commercial Lines
                   Inc.(1)                                              524,116
--------------------------------------------------------------------------------
MEDIA -- 0.7%
--------------------------------------------------------------------------------
            3,599  CBS Corp. Cl B                                        93,250
--------------------------------------------------------------------------------
           20,583  Disney (Walt) Co.                                    627,782
--------------------------------------------------------------------------------
            2,795  DreamWorks Animation SKG
                   Inc.(1)                                               72,530
--------------------------------------------------------------------------------
           14,100  Gannett Co., Inc.                                    761,541
--------------------------------------------------------------------------------
            2,256  John Wiley & Sons Inc. Cl A                           78,576
--------------------------------------------------------------------------------
            8,100  Lamar Advertising Co. Cl A(1)                        441,612
--------------------------------------------------------------------------------
            5,400  New York Times Co. (The) Cl A                        130,464
--------------------------------------------------------------------------------
          107,725  Time Warner Inc.                                   1,853,947
--------------------------------------------------------------------------------
            8,000  Valassis Communications, Inc.(1)                     231,920
--------------------------------------------------------------------------------
           13,230  Viacom Inc. Cl B                                     499,433
--------------------------------------------------------------------------------
           24,200  Westwood One, Inc.                                   194,084
--------------------------------------------------------------------------------
                                                                      4,985,139
--------------------------------------------------------------------------------
METALS & MINING -- 1.0%
--------------------------------------------------------------------------------
           20,000  Allegheny Technologies Inc.                        1,272,599
--------------------------------------------------------------------------------
           53,610  BHP Billiton Ltd. ORD                              1,138,463
--------------------------------------------------------------------------------
            4,400  Carpenter Technology                                 491,920
--------------------------------------------------------------------------------
           12,796  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B                                      716,448
--------------------------------------------------------------------------------
           10,792  Nucor Corp.                                        1,136,074
--------------------------------------------------------------------------------
           17,300  Oregon Steel Mills, Inc.(1)                          811,889
--------------------------------------------------------------------------------
            2,021  Quanex Corporation                                    79,466
--------------------------------------------------------------------------------
            1,129  Reliance Steel & Aluminum
                   Company                                               91,009
--------------------------------------------------------------------------------
            8,290  Rio Tinto Ltd. ORD                                   487,044
--------------------------------------------------------------------------------
            7,905  Steel Dynamics Inc.                                  459,201
--------------------------------------------------------------------------------
           22,000  Titanium Metals Corp.(1)                             796,180
--------------------------------------------------------------------------------
                                                                      7,480,293
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.5%
--------------------------------------------------------------------------------
            2,800  Ameren Corp.                                         138,572
--------------------------------------------------------------------------------
            3,300  Consolidated Edison, Inc.                            145,530
--------------------------------------------------------------------------------
            6,400  Dominion Resources Inc.                              464,512
--------------------------------------------------------------------------------
           22,000  NiSource Inc.                                        478,940
--------------------------------------------------------------------------------
              743  OGE Energy Corp.                                      23,130
--------------------------------------------------------------------------------
            3,384  Vectren Corp.                                         89,778
--------------------------------------------------------------------------------
           13,280  Veolia Environnement ORD                             735,784
--------------------------------------------------------------------------------
           17,500  Wisconsin Energy Corp.                               697,725
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           57,000  XCEL Energy Inc.                                $  1,069,889
--------------------------------------------------------------------------------
                                                                      3,843,860
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.6%
--------------------------------------------------------------------------------
           79,300  Dollar General Corp.                               1,292,590
--------------------------------------------------------------------------------
            8,046  Dollar Tree Stores Inc.(1)                           212,656
--------------------------------------------------------------------------------
           11,900  Family Dollar Stores, Inc.                           297,262
--------------------------------------------------------------------------------
           17,530  J.C. Penney Co. Inc.                               1,065,123
--------------------------------------------------------------------------------
           40,880  Marks & Spencer Group plc
                   ORD                                                  414,944
--------------------------------------------------------------------------------
            4,430  PPR SA ORD                                           549,345
--------------------------------------------------------------------------------
            1,300  Sears Holdings Corp.(1)                              197,431
--------------------------------------------------------------------------------
            9,400  Target Corp.                                         459,848
--------------------------------------------------------------------------------
                                                                      4,489,199
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           36,200  Xerox Corp.(1)                                       497,026
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 3.6%
--------------------------------------------------------------------------------
            4,200  Anadarko Petroleum Corp.                             208,614
--------------------------------------------------------------------------------
            4,800  ATP Oil & Gas Corp.(1)                               201,504
--------------------------------------------------------------------------------
           78,760  BG Group plc ORD                                   1,045,305
--------------------------------------------------------------------------------
           77,860  BP plc ORD                                           909,648
--------------------------------------------------------------------------------
           83,895  Chevron Corp.                                      5,016,082
--------------------------------------------------------------------------------
           27,821  ConocoPhillips                                     1,760,791
--------------------------------------------------------------------------------
            3,500  Devon Energy Corporation                             200,760
--------------------------------------------------------------------------------
           22,540  ENI SpA ORD                                          678,271
--------------------------------------------------------------------------------
           39,300  Equitable Resources Inc.                           1,322,445
--------------------------------------------------------------------------------
          118,465  Exxon Mobil Corp.                                  7,215,703
--------------------------------------------------------------------------------
              368  Frontier Oil Corp.                                    20,608
--------------------------------------------------------------------------------
            3,475  Kerr-McGee Corp.                                     371,304
--------------------------------------------------------------------------------
            6,177  Marathon Oil Corp.                                   463,584
--------------------------------------------------------------------------------
            5,200  Murphy Oil Corp.                                     274,196
--------------------------------------------------------------------------------
            7,028  Occidental Petroleum Corp.                           696,405
--------------------------------------------------------------------------------
            8,100  Peabody Energy Corp.                                 504,954
--------------------------------------------------------------------------------
           32,000  Royal Dutch Shell plc ADR                          2,121,920
--------------------------------------------------------------------------------
           12,500  Southwestern Energy
                   Company(1)                                           403,750
--------------------------------------------------------------------------------
            9,270  Statoil ASA ORD                                      268,152
--------------------------------------------------------------------------------
            5,520  Suncor Energy Inc. ORD                               445,368
--------------------------------------------------------------------------------
              297  Sunoco, Inc.                                          20,371
--------------------------------------------------------------------------------
            1,056  Tesoro Corporation                                    71,924
--------------------------------------------------------------------------------
           16,640  Total SA ORD                                       1,078,624
--------------------------------------------------------------------------------
           11,224  Valero Energy Corp.                                  688,592
--------------------------------------------------------------------------------
                                                                     25,988,875
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           10,735  Louisiana-Pacific Corp.                              260,431
--------------------------------------------------------------------------------
           15,800  MeadWestvaco Corp.                                   432,920
--------------------------------------------------------------------------------
           15,000  Weyerhaeuser Co.                                     959,400
--------------------------------------------------------------------------------
                                                                      1,652,751
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.0%
--------------------------------------------------------------------------------
           50,200  Abbott Laboratories                                2,143,540
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            5,102  Alpharma Inc. Cl A                              $    119,489
--------------------------------------------------------------------------------
           15,100  Bristol-Myers Squibb Co.                             370,705
--------------------------------------------------------------------------------
            7,100  Eisai Co. Ltd. ORD                                   320,822
--------------------------------------------------------------------------------
            6,600  Eli Lilly and Company                                340,824
--------------------------------------------------------------------------------
           49,630  GlaxoSmithKline plc ORD                            1,373,046
--------------------------------------------------------------------------------
           19,282  Johnson & Johnson                                  1,161,162
--------------------------------------------------------------------------------
           23,828  King Pharmaceuticals, Inc.(1)                        423,662
--------------------------------------------------------------------------------
           24,369  Merck & Co., Inc.                                    811,244
--------------------------------------------------------------------------------
           28,575  Novartis AG ORD                                    1,583,333
--------------------------------------------------------------------------------
            4,400  Novo Nordisk AS Cl B ORD                             272,046
--------------------------------------------------------------------------------
           75,398  Pfizer Inc.                                        1,783,917
--------------------------------------------------------------------------------
           14,267  Roche Holding AG ORD                               2,220,038
--------------------------------------------------------------------------------
           10,700  Schering-Plough Corp.                                203,942
--------------------------------------------------------------------------------
           22,500  Watson Pharmaceuticals, Inc.(1)                      569,925
--------------------------------------------------------------------------------
           20,700  Wyeth                                                946,818
--------------------------------------------------------------------------------
                                                                     14,644,513
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
           16,058  CBL & Associates Properties, Inc.                    600,730
--------------------------------------------------------------------------------
            1,802  Taubman Centers Inc.                                  70,098
--------------------------------------------------------------------------------
                                                                        670,828
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
--------------------------------------------------------------------------------
            4,800  Jones Lang LaSalle Inc.                              381,648
--------------------------------------------------------------------------------
           14,000  Leopalace21 Corp. ORD                                417,595
--------------------------------------------------------------------------------
           20,000  Sumitomo Realty &
                   Development Co. Ltd. ORD                             479,382
--------------------------------------------------------------------------------
                                                                      1,278,625
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
              155  Burlington Northern Santa Fe
                   Corp.                                                 11,999
--------------------------------------------------------------------------------
              100  East Japan Railway Company
                   ORD                                                  711,083
--------------------------------------------------------------------------------
              719  Norfolk Southern Corp.                                37,934
--------------------------------------------------------------------------------
              831  Union Pacific Corp.                                   77,117
--------------------------------------------------------------------------------
                                                                        838,133
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
           25,950  ASML Holding N.V. ORD(1)                             524,911
--------------------------------------------------------------------------------
            7,150  Broadcom Corp. Cl A(1)                               241,742
--------------------------------------------------------------------------------
            4,200  Cymer, Inc.(1)                                       194,838
--------------------------------------------------------------------------------
           26,500  Freescale Semiconductor Inc.
                   Cl B(1)                                              827,065
--------------------------------------------------------------------------------
           89,600  Intel Corp.                                        1,614,592
--------------------------------------------------------------------------------
           16,800  Intersil Corp. Cl A                                  450,408
--------------------------------------------------------------------------------
           11,848  Lam Research Corp.(1)                                530,672
--------------------------------------------------------------------------------
            3,000  Marvell Technology Group Ltd.(1)                     143,010
--------------------------------------------------------------------------------
           23,400  MEMC Electronic Materials Inc.(1)                    819,468
--------------------------------------------------------------------------------
           28,670  National Semiconductor Corp.                         736,246
--------------------------------------------------------------------------------
            7,588  OmniVision Technologies, Inc.(1)                     222,328
--------------------------------------------------------------------------------
            6,852  ON Semiconductor Corp.(1)                             41,386
--------------------------------------------------------------------------------
           26,600  RF Micro Devices, Inc.(1)                            192,850
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

            6,258  Texas Instruments Inc.                          $    195,437
--------------------------------------------------------------------------------
                                                                      6,734,953
--------------------------------------------------------------------------------
SOFTWARE -- 0.9%
--------------------------------------------------------------------------------
            2,926  Autodesk, Inc.(1)                                    106,477
--------------------------------------------------------------------------------
           48,300  BEA Systems Inc.(1)                                  654,948
--------------------------------------------------------------------------------
            2,046  BMC Software Inc.(1)                                  41,227
--------------------------------------------------------------------------------
           17,664  Cadence Design Systems Inc.(1)                       318,659
--------------------------------------------------------------------------------
           10,400  Citrix Systems, Inc.(1)                              390,832
--------------------------------------------------------------------------------
            2,940  Intuit Inc.(1)                                       162,553
--------------------------------------------------------------------------------
          118,553  Microsoft Corporation                              2,685,225
--------------------------------------------------------------------------------
           79,184  Oracle Corp.(1)                                    1,125,996
--------------------------------------------------------------------------------
            7,500  Red Hat Inc.(1)                                      196,650
--------------------------------------------------------------------------------
            3,800  SAP AG ADR                                           199,994
--------------------------------------------------------------------------------
            4,510  SAP AG ORD                                           946,765
--------------------------------------------------------------------------------
                                                                      6,829,326
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.3%
--------------------------------------------------------------------------------
            6,100  AnnTaylor Stores Corporation(1)                      234,606
--------------------------------------------------------------------------------
           19,897  Barnes & Noble Inc.                                  759,667
--------------------------------------------------------------------------------
           41,420  Carphone Warehouse Group
                   plc ORD                                              250,862
--------------------------------------------------------------------------------
           34,200  Circuit City Stores Inc.                           1,027,368
--------------------------------------------------------------------------------
            4,800  Dress Barn Inc.(1)                                   112,272
--------------------------------------------------------------------------------
           24,600  Foot Locker, Inc.                                    594,336
--------------------------------------------------------------------------------
           44,600  Gap, Inc. (The)                                      811,720
--------------------------------------------------------------------------------
            8,072  Group 1 Automotive, Inc.                             490,535
--------------------------------------------------------------------------------
            2,500  Guess?, Inc.(1)                                      103,650
--------------------------------------------------------------------------------
           42,794  Home Depot, Inc. (The)                             1,631,308
--------------------------------------------------------------------------------
           17,230  Inditex SA ORD                                       682,923
--------------------------------------------------------------------------------
            6,181  Lowe's Companies, Inc.                               384,953
--------------------------------------------------------------------------------
           21,900  Office Depot, Inc.(1)                                910,383
--------------------------------------------------------------------------------
            1,074  Pantry Inc. (The)(1)                                  62,077
--------------------------------------------------------------------------------
           11,156  Payless ShoeSource, Inc.(1)                          297,642
--------------------------------------------------------------------------------
           12,600  Ross Stores, Inc.                                    355,950
--------------------------------------------------------------------------------
              436  Sherwin-Williams Co.                                  21,089
--------------------------------------------------------------------------------
            8,000  Yamada Denki Co. Ltd. ORD                            817,435
--------------------------------------------------------------------------------
                                                                      9,548,776
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
--------------------------------------------------------------------------------
            2,450  Adidas-Salomon AG ORD                                485,851
--------------------------------------------------------------------------------
            2,354  Brown Shoe Company, Inc.                              82,814
--------------------------------------------------------------------------------
            1,600  Carter's, Inc.(1)                                     93,504
--------------------------------------------------------------------------------
           15,220  Compagnie Financiere
                   Richemont AG Cl A ORD                                710,375
--------------------------------------------------------------------------------
           12,900  Liz Claiborne, Inc.                                  498,843
--------------------------------------------------------------------------------
           30,160  Luxottica Group SpA ORD                              819,866
--------------------------------------------------------------------------------
              252  NIKE, Inc. Cl B                                       20,238
--------------------------------------------------------------------------------
            2,303  Phillips-Van Heusen                                   81,641
--------------------------------------------------------------------------------
            9,400  Polo Ralph Lauren Corp.                              531,100
--------------------------------------------------------------------------------
            1,100  Puma AG Rudolf Dassler
                   Sport ORD                                            401,623
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

            8,600  VF Corp.                                        $    541,198
--------------------------------------------------------------------------------
                                                                      4,267,053
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.1%
--------------------------------------------------------------------------------
           11,922  Corus Bankshares Inc.                                336,797
--------------------------------------------------------------------------------
            4,450  Downey Financial Corp.                               303,045
--------------------------------------------------------------------------------
           16,500  Fannie Mae                                           820,875
--------------------------------------------------------------------------------
           60,100  Freddie Mac                                        3,608,403
--------------------------------------------------------------------------------
            5,610  Golden West Financial Corp.                          410,091
--------------------------------------------------------------------------------
            9,940  Hypo Real Estate Holding AG
                   ORD                                                  627,896
--------------------------------------------------------------------------------
            9,400  MGIC Investment Corp.                                619,178
--------------------------------------------------------------------------------
           30,937  Washington Mutual, Inc.                            1,420,318
--------------------------------------------------------------------------------
                                                                      8,146,603
--------------------------------------------------------------------------------
TOBACCO -- 0.2%
--------------------------------------------------------------------------------
           14,900  Altria Group Inc.                                  1,078,015
--------------------------------------------------------------------------------
           18,570  British American Tobacco plc
                   ORD                                                  464,459
--------------------------------------------------------------------------------
            1,994  Loews Corp. - Carolina Group                          92,601
--------------------------------------------------------------------------------
                                                                      1,635,075
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            2,495  UAP Holding Corp.                                     58,882
--------------------------------------------------------------------------------
           13,237  WESCO International Inc.(1)                          870,200
--------------------------------------------------------------------------------
                                                                        929,082
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
--------------------------------------------------------------------------------
           30,474  Cintra Concesiones de
                   Infraestructuras de
                   Transporte SA ORD                                    392,339
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
--------------------------------------------------------------------------------
           36,700  American Tower Corp. Cl A(1)                       1,136,599
--------------------------------------------------------------------------------
            6,900  Crown Castle International
                   Corp.(1)                                             219,213
--------------------------------------------------------------------------------
           32,920  NII Holdings, Inc. Cl B(1)                         1,792,823
--------------------------------------------------------------------------------
           40,329  SBA Communications Corp.
                   Cl A(1)                                              923,131
--------------------------------------------------------------------------------
           54,527  Sprint Nextel Corp.                                1,156,523
--------------------------------------------------------------------------------
                                                                      5,228,289
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $275,501,615)                                                 325,582,633
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) -- 15.1%

      $    23,194  FHLMC, 6.50%, 12/1/12                                 23,534
--------------------------------------------------------------------------------
          108,649  FHLMC, 7.00%, 6/1/14                                 111,651
--------------------------------------------------------------------------------
          139,008  FHLMC, 6.50%, 6/1/16                                 141,146
--------------------------------------------------------------------------------
        3,040,767  FHLMC, 4.50%, 1/1/19                               2,884,037
--------------------------------------------------------------------------------
       10,887,005  FHLMC, 5.00%, 4/1/21                              10,514,757
--------------------------------------------------------------------------------
           27,490  FHLMC, 8.00%, 7/1/30                                  29,175
--------------------------------------------------------------------------------
          118,319  FHLMC, 6.50%, 5/1/31                                 120,095
--------------------------------------------------------------------------------
        1,027,364  FHLMC, 5.50%, 12/1/33                                994,325
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,190,000  FNMA, 5.00%, settlement
                   date 6/13/06(4)                                 $  5,806,994
--------------------------------------------------------------------------------
        8,159,500  FNMA, 5.50%, settlement
                   date 6/13/06(4)                                    7,858,618
--------------------------------------------------------------------------------
        5,636,560  FNMA, 5.00%, settlement
                   date 6/16/06(4)                                    5,444,567
--------------------------------------------------------------------------------
       10,620,000  FNMA, 5.50%, settlement
                   date 6/16/06(4)                                   10,460,700
--------------------------------------------------------------------------------
       15,153,300  FNMA, 6.00%, settlement
                   date 7/14/06(4)                                   14,954,413
--------------------------------------------------------------------------------
        4,236,019  FNMA, 6.50%, settlement
                   date 7/14/06(4)                                    4,270,437
--------------------------------------------------------------------------------
              983  FNMA, 6.50%, 4/1/11                                      995
--------------------------------------------------------------------------------
           36,557  FNMA, 6.50%, 5/1/11                                   36,996
--------------------------------------------------------------------------------
           11,436  FNMA, 6.50%, 5/1/11                                   11,573
--------------------------------------------------------------------------------
           15,977  FNMA, 6.50%, 5/1/11                                   16,169
--------------------------------------------------------------------------------
            8,295  FNMA, 6.50%, 2/1/12                                    8,411
--------------------------------------------------------------------------------
           17,481  FNMA, 6.50%, 4/1/12                                   17,727
--------------------------------------------------------------------------------
           34,276  FNMA, 6.50%, 5/1/12                                   34,758
--------------------------------------------------------------------------------
           98,338  FNMA, 6.00%, 4/1/14                                   98,945
--------------------------------------------------------------------------------
           27,984  FNMA, 7.50%, 6/1/15                                   29,158
--------------------------------------------------------------------------------
        1,694,333  FNMA, 4.50%, 5/1/19                                1,607,104
--------------------------------------------------------------------------------
        1,715,265  FNMA, 4.50%, 5/1/19                                1,626,958
--------------------------------------------------------------------------------
            2,719  FNMA, 7.00%, 6/1/26                                    2,794
--------------------------------------------------------------------------------
           22,731  FNMA, 7.50%, 3/1/27                                   23,614
--------------------------------------------------------------------------------
           69,711  FNMA, 6.50%, 6/1/29                                   70,691
--------------------------------------------------------------------------------
          158,438  FNMA, 7.00%, 7/1/29                                  162,761
--------------------------------------------------------------------------------
           16,354  FNMA, 7.00%, 7/1/29                                   16,799
--------------------------------------------------------------------------------
           61,979  FNMA, 7.00%, 3/1/30                                   63,666
--------------------------------------------------------------------------------
            9,782  FNMA, 7.00%, 5/1/30                                   10,047
--------------------------------------------------------------------------------
           89,853  FNMA, 7.50%, 8/1/30                                   93,290
--------------------------------------------------------------------------------
           33,551  FNMA, 7.50%, 9/1/30                                   34,835
--------------------------------------------------------------------------------
          241,794  FNMA, 6.50%, 9/1/31                                  244,891
--------------------------------------------------------------------------------
           70,434  FNMA, 7.00%, 9/1/31                                   72,306
--------------------------------------------------------------------------------
           93,172  FNMA, 6.50%, 1/1/32                                   94,335
--------------------------------------------------------------------------------
          668,036  FNMA, 7.00%, 6/1/32                                  685,674
--------------------------------------------------------------------------------
        2,013,950  FNMA, 5.50%, 6/1/33                                1,947,697
--------------------------------------------------------------------------------
        8,238,657  FNMA, 5.50%, 7/1/33                                7,967,630
--------------------------------------------------------------------------------
        3,547,933  FNMA, 5.50%, 8/1/33                                3,431,217
--------------------------------------------------------------------------------
          931,753  FNMA, 5.50%, 9/1/33                                  901,102
--------------------------------------------------------------------------------
        5,893,256  FNMA, 5.00%, 11/1/33                               5,553,351
--------------------------------------------------------------------------------
        5,535,105  FNMA, 5.50%, 1/1/34                                5,353,017
--------------------------------------------------------------------------------
       13,733,017  FNMA, 4.50%, 9/1/35                               12,495,246
--------------------------------------------------------------------------------
        3,175,575  FNMA, 4.50%, 10/1/35                               2,889,358
--------------------------------------------------------------------------------
           15,376  GNMA, 7.00%, 1/15/24                                  15,902
--------------------------------------------------------------------------------
           10,677  GNMA, 8.00%, 7/15/24                                  11,389
--------------------------------------------------------------------------------
           17,890  GNMA, 8.00%, 9/15/24                                  19,083
--------------------------------------------------------------------------------
            4,930  GNMA, 9.00%, 4/20/25                                   5,330
--------------------------------------------------------------------------------
           52,997  GNMA, 7.00%, 9/15/25                                  54,831
--------------------------------------------------------------------------------
           12,023  GNMA, 7.50%, 10/15/25                                 12,616
--------------------------------------------------------------------------------
           23,014  GNMA, 7.50%, 2/15/26                                  24,160
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $     9,313  GNMA, 6.00%, 4/15/26                            $      9,314
--------------------------------------------------------------------------------
            5,977  GNMA, 7.50%, 5/15/26                                   6,275
--------------------------------------------------------------------------------
           12,063  GNMA, 8.00%, 5/15/26                                  12,886
--------------------------------------------------------------------------------
          149,382  GNMA, 8.25%, 7/15/26                                 159,756
--------------------------------------------------------------------------------
              905  GNMA, 9.00%, 8/20/26                                     979
--------------------------------------------------------------------------------
           62,344  GNMA, 7.00%, 12/15/27                                 64,543
--------------------------------------------------------------------------------
           28,976  GNMA, 6.50%, 2/15/28                                  29,591
--------------------------------------------------------------------------------
            6,466  GNMA, 6.50%, 2/15/28                                   6,603
--------------------------------------------------------------------------------
           13,750  GNMA, 6.50%, 3/15/28                                  14,042
--------------------------------------------------------------------------------
            5,574  GNMA, 6.50%, 4/15/28                                   5,693
--------------------------------------------------------------------------------
           22,254  GNMA, 6.00%, 5/15/28                                  22,237
--------------------------------------------------------------------------------
           30,906  GNMA, 6.00%, 7/15/28                                  30,883
--------------------------------------------------------------------------------
           61,986  GNMA, 6.00%, 10/15/28                                 61,941
--------------------------------------------------------------------------------
           56,921  GNMA, 7.00%, 5/15/31                                  58,855
--------------------------------------------------------------------------------
          742,845  GNMA, 5.50%, 11/15/32                                723,683
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $112,117,786)                                                 110,568,156
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.5%

AEROSPACE & DEFENSE -- 0.3%
--------------------------------------------------------------------------------
          780,000  Honeywell International Inc.,
                   5.70%, 3/15/36                                       731,736
--------------------------------------------------------------------------------
           77,000  Lockheed Martin Corp.,
                   8.50%, 12/1/29                                        97,121
--------------------------------------------------------------------------------
          980,000  United Technologies Corp.,
                   4.375%, 5/1/10                                       941,452
--------------------------------------------------------------------------------
          740,000  United Technologies Corp.,
                   6.05%, 6/1/36                                        731,396
--------------------------------------------------------------------------------
                                                                      2,501,705
--------------------------------------------------------------------------------
BEVERAGES -- 0.2%
--------------------------------------------------------------------------------
          800,000  Fortune Brands Inc., 5.375%,
                   1/15/16                                              756,837
--------------------------------------------------------------------------------
          700,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $699,564)(5)                            679,580
--------------------------------------------------------------------------------
                                                                      1,436,417
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.1%
--------------------------------------------------------------------------------
          810,000  Genentech, Inc., 4.75%,
                   7/15/15                                              745,289
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.8%
--------------------------------------------------------------------------------
        1,400,000  Goldman Sachs Group, Inc.
                   (The), 5.25%, 10/15/13                             1,347,500
--------------------------------------------------------------------------------
          880,000  Lehman Brothers Holdings
                   Inc., 5.00%, 1/14/11                                 857,144
--------------------------------------------------------------------------------
          900,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       899,420
--------------------------------------------------------------------------------
          600,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        573,102
--------------------------------------------------------------------------------
          990,000  Merrill Lynch & Co., Inc.,
                   4.79%, 8/4/10                                        960,437
--------------------------------------------------------------------------------
          860,000  Merrill Lynch & Co., Inc.,
                   6.05%, 5/16/16                                       857,767
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   450,000  Morgan Stanley, 4.00%,
                   1/15/10                                         $    424,504
--------------------------------------------------------------------------------
          350,000  Morgan Stanley, 4.25%,
                   5/15/10                                              332,431
--------------------------------------------------------------------------------
          470,000  Morgan Stanley, 5.05%,
                   1/21/11                                              458,368
--------------------------------------------------------------------------------
                                                                      6,710,673
--------------------------------------------------------------------------------
CHEMICALS(2)
--------------------------------------------------------------------------------
           77,000  Dow Chemical Co. (The),
                   7.375%, 11/1/29                                       86,291
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.8%
--------------------------------------------------------------------------------
           77,000  Abbey National plc, 7.95%,
                   10/26/29                                              91,728
--------------------------------------------------------------------------------
          730,000  PNC Bank N.A., 4.875%,
                   9/21/17                                              665,221
--------------------------------------------------------------------------------
          590,000  PNC Funding Corp., 5.125%,
                   12/14/10                                             578,224
--------------------------------------------------------------------------------
          900,000  SouthTrust Corp., 5.80%,
                   6/15/14                                              887,124
--------------------------------------------------------------------------------
          780,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                              723,004
--------------------------------------------------------------------------------
        1,200,000  Wachovia Bank N.A., 4.875%,
                   2/1/15                                             1,114,771
--------------------------------------------------------------------------------
        1,000,000  Wells Fargo & Co., 4.20%,
                   1/15/10                                              957,194
--------------------------------------------------------------------------------
          890,000  Wells Fargo & Co., 4.625%,
                   8/9/10                                               858,628
--------------------------------------------------------------------------------
                                                                      5,875,894
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          630,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                       654,172
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.1%
--------------------------------------------------------------------------------
          500,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                484,379
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
          700,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             690,351
--------------------------------------------------------------------------------
        1,600,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    1,526,434
--------------------------------------------------------------------------------
        3,224,000  Citigroup Inc., 5.00%, 9/15/14                     3,043,271
--------------------------------------------------------------------------------
          600,000  General Electric Capital Corp.,
                   6.125%, 2/22/11                                      614,066
--------------------------------------------------------------------------------
        1,000,000  HSBC Finance Corp., 4.125%,
                   11/16/09                                             953,895
--------------------------------------------------------------------------------
        1,145,000  HSBC Finance Corp., 4.75%,
                   4/15/10                                            1,109,522
--------------------------------------------------------------------------------
          590,000  HSBC Finance Corp., 4.625%,
                   9/15/10                                              566,681
--------------------------------------------------------------------------------
          800,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                        835,116
--------------------------------------------------------------------------------
          890,000  John Deere Capital Corp.,
                   4.50%, 8/25/08                                       871,395
--------------------------------------------------------------------------------
                                                                     10,210,731
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
      $   900,000  AT&T Corp., 7.30%, 11/15/11                     $    962,778
--------------------------------------------------------------------------------
          590,000  AT&T Inc., 6.80%, 5/15/36                            588,768
--------------------------------------------------------------------------------
           77,000  BellSouth Corp., 6.875%,
                   10/15/31                                              76,890
--------------------------------------------------------------------------------
          670,000  Embarq Corp., 7.08%, 6/1/16                          671,986
--------------------------------------------------------------------------------
          570,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              636,373
--------------------------------------------------------------------------------
        1,040,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10                                       977,579
--------------------------------------------------------------------------------
                                                                      3,914,374
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.5%
--------------------------------------------------------------------------------
          890,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                        842,181
--------------------------------------------------------------------------------
          710,000  Carolina Power & Light Co.,
                   5.25%, 12/15/15                                      672,259
--------------------------------------------------------------------------------
          475,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 480,787
--------------------------------------------------------------------------------
          377,000  FirstEnergy Corp., 7.375%,
                   11/15/31                                             405,631
--------------------------------------------------------------------------------
          490,000  Florida Power Corp., 4.50%,
                   6/1/10                                               470,847
--------------------------------------------------------------------------------
           77,000  Hydro Quebec, 8.40%,
                   1/15/22                                               96,674
--------------------------------------------------------------------------------
          600,000  Southern California Edison
                   Co., 5.625%, 2/1/36                                  543,942
--------------------------------------------------------------------------------
                                                                      3,512,321
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          470,000  XTO Energy Inc., 6.10%,
                   4/1/36                                               439,185
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
          800,000  Wal-Mart Stores, Inc.,
                   4.125%, 7/1/10                                       759,237
--------------------------------------------------------------------------------
           77,000  Wal-Mart Stores, Inc.,
                   7.55%, 2/15/30                                        89,484
--------------------------------------------------------------------------------
          330,000  Wal-Mart Stores, Inc.,
                   5.25%, 9/1/35                                        288,084
--------------------------------------------------------------------------------
                                                                      1,136,805
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
          590,000  Archer-Daniels-Midland Co.,
                   5.375%, 9/15/35                                      522,045
--------------------------------------------------------------------------------
        1,140,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%, 10/1/08
                   (Acquired 6/14/05-11/28/05,
                   Cost $1,115,257)(5)                                1,096,182
--------------------------------------------------------------------------------
        1,000,000  Cadbury Schweppes U.S.
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03-10/8/03,
                   Cost $994,540)(5)                                    946,492
--------------------------------------------------------------------------------
           77,000  Kellogg Co., 7.45%, 4/1/31                            88,191
--------------------------------------------------------------------------------
           77,000  Kraft Foods Inc., 6.50%,
                   11/1/31                                               77,616
--------------------------------------------------------------------------------
                                                                      2,730,526
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
      $   780,000  Baxter Financial Corp., 4.75%,
                   10/15/10 (Acquired 9/28/05,
                   Cost $777,613)(5)                               $    750,903
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          820,000  Laboratory Corp. of America
                   Holdings, 5.625%, 12/15/15                           786,722
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
--------------------------------------------------------------------------------
        1,070,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                            1,198,636
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.3%
--------------------------------------------------------------------------------
        2,000,000  General Electric Co., 5.00%,
                   2/1/13                                             1,925,826
--------------------------------------------------------------------------------
INSURANCE -- 0.5%
--------------------------------------------------------------------------------
        1,050,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,047,942)(5)                                     1,022,412
--------------------------------------------------------------------------------
           77,000  AXA SA, 8.60%, 12/15/30                               94,324
--------------------------------------------------------------------------------
          750,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       741,031
--------------------------------------------------------------------------------
          440,000  Genworth Financial Inc.,
                   4.95%, 10/1/15                                       407,577
--------------------------------------------------------------------------------
          650,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $649,987)(5)                            631,666
--------------------------------------------------------------------------------
          490,000  Prudential Financial, Inc.,
                   5.40%, 6/13/35                                       424,867
--------------------------------------------------------------------------------
                                                                      3,321,877
--------------------------------------------------------------------------------
MACHINERY -- 0.1%
--------------------------------------------------------------------------------
          470,000  Dover Corp., 5.375%,
                   10/15/35                                             415,821
--------------------------------------------------------------------------------
MEDIA -- 0.7%
--------------------------------------------------------------------------------
        1,270,000  Comcast Corp., 5.90%, 3/15/16                      1,229,594
--------------------------------------------------------------------------------
        1,200,000  Cox Communications, Inc.,
                   7.125%, 10/1/12                                    1,247,968
--------------------------------------------------------------------------------
          300,000  News America Holdings,
                   7.75%, 1/20/24                                       320,556
--------------------------------------------------------------------------------
           77,000  Time Warner Inc., 7.625%,
                   4/15/31                                               82,186
--------------------------------------------------------------------------------
          470,000  Viacom Inc., 5.75%, 4/30/11
                   (Acquired 4/5/06, Cost
                   $467,161)(5)                                         463,933
--------------------------------------------------------------------------------
          230,000  Viacom Inc., 6.25%, 4/30/16
                   (Acquired 4/5/06, Cost
                   $228,990)(5)                                         224,585
--------------------------------------------------------------------------------
        1,700,000  Walt Disney Company, 5.50%,
                   12/29/06                                           1,702,528
--------------------------------------------------------------------------------
                                                                      5,271,350
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
          980,000  Alcan Inc., 4.50%, 5/15/13                           902,518
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.3%
--------------------------------------------------------------------------------
          600,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      585,445
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   440,000  Dominion Resources Inc.,
                   4.75%, 12/15/10                                 $    421,706
--------------------------------------------------------------------------------
          750,000  Nisource Finance Corp.,
                   5.25%, 9/15/17                                       688,446
--------------------------------------------------------------------------------
          800,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        757,244
--------------------------------------------------------------------------------
                                                                      2,452,841
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.2%
--------------------------------------------------------------------------------
          300,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07                                293,416
--------------------------------------------------------------------------------
          800,000  May Department Stores Co.
                   (The), 4.80%, 7/15/09                                779,525
--------------------------------------------------------------------------------
           77,000  Target Corp., 7.00%, 7/15/31                          85,762
--------------------------------------------------------------------------------
                                                                      1,158,703
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.6%
--------------------------------------------------------------------------------
           77,000  ConocoPhillips Holding Co.,
                   6.95%, 4/15/29                                        84,450
--------------------------------------------------------------------------------
          750,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               746,634
--------------------------------------------------------------------------------
           77,000  Devon Financing Corp ULC,
                   7.875%, 9/30/31                                       89,785
--------------------------------------------------------------------------------
        1,400,000  Enterprise Products Operating
                   L.P., 4.95%, 6/1/10                                1,345,886
--------------------------------------------------------------------------------
          450,000  Enterprise Products Operating
                   L.P., 6.65%, 10/15/34                                426,155
--------------------------------------------------------------------------------
        1,080,000  Premcor Refining Group Inc.
                   (The), 6.125%, 5/1/11                              1,093,430
--------------------------------------------------------------------------------
          620,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              587,255
--------------------------------------------------------------------------------
                                                                      4,373,595
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          740,000  Abbott Laboratories, 5.875%,
                   5/15/16                                              738,307
--------------------------------------------------------------------------------
          350,000  Schering-Plough Corp., 5.55%,
                   12/1/13                                              341,018
--------------------------------------------------------------------------------
                                                                      1,079,325
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
          420,000  ERP Operating L.P., 5.125%,
                   3/15/16                                              390,506
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
          850,000  Canadian National Railway Co.,
                   6.25%, 8/1/34                                        858,261
--------------------------------------------------------------------------------
           23,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                        26,878
--------------------------------------------------------------------------------
          577,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       531,441
--------------------------------------------------------------------------------
                                                                      1,416,580
--------------------------------------------------------------------------------
SOFTWARE -- 0.1%
--------------------------------------------------------------------------------
          955,000  Oracle Corp./Ozark Holding Inc.,
                   5.00%, 1/15/11 (Acquired
                   1/10/06, Cost $951,533)(5)                           927,225
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
--------------------------------------------------------------------------------
          950,000  Home Depot, Inc. (The),
                   5.40%, 3/1/16                                        916,846
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
--------------------------------------------------------------------------------
      $   690,000  Residential Capital Corp.,
                   6.50%, 4/17/13                                  $    675,715
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
        1,310,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                     1,274,950
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $72,175,573)                                                   69,678,701
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(3) -- 8.2%

       15,305,504  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.86%, 6/1/06                         341,848
--------------------------------------------------------------------------------
        4,250,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.15%, 6/1/06                      4,068,653
--------------------------------------------------------------------------------
       17,686,660  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.93%, 6/1/06                         666,125
--------------------------------------------------------------------------------
        8,036,321  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.14%, 6/1/06                          239,241
--------------------------------------------------------------------------------
          968,300  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 5.18%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/18/05,
                   Cost $968,300)(5)                                    969,004
--------------------------------------------------------------------------------
        2,998,105  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 FL11, Class A1,
                   VRN, 5.23%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $2,998,105)(5)                                2,999,879
--------------------------------------------------------------------------------
        3,747,301  FHLMC, Series 2900, Class PA,
                   4.50%, 3/15/14                                     3,695,293
--------------------------------------------------------------------------------
        2,494,135  FHLMC, Series 2937, Class KA,
                   4.50%, 12/15/14                                    2,459,092
--------------------------------------------------------------------------------
        9,195,681  FNMA, Series 2002-86,
                   Class KB, SEQ, 5.00%,
                   5/25/16                                            9,089,875
--------------------------------------------------------------------------------
        1,033,466  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 5.48%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          1,039,248
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   173,683  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                 $    172,515
--------------------------------------------------------------------------------
        3,600,000  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2005 C1, Class A2 SEQ,
                   4.47%, 5/10/43                                     3,465,821
--------------------------------------------------------------------------------
        3,700,000  Greenwich Capital Commercial
                   Funding Corp., Series 2005
                   GG5, Class A5, 5.22%, 4/10/37                      3,533,863
--------------------------------------------------------------------------------
        3,100,000  LB-UBS Commercial Mortgage
                   Trust, Series 2004 C4,
                   Class A2, VRN, 4.57%, 6/12/06                      3,026,099
--------------------------------------------------------------------------------
        3,100,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C3,
                   Class A3 SEQ, 4.65%, 7/30/30                       2,957,564
--------------------------------------------------------------------------------
        3,680,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C3,
                   Class A5 SEQ, 4.74%, 7/15/30                       3,407,239
--------------------------------------------------------------------------------
        3,165,000  LB-UBS Commercial Mortgage
                   Trust, Series 2006 C1,
                   Class A4 SEQ, 5.16%, 2/15/31                       3,011,928
--------------------------------------------------------------------------------
        1,242,618  Lehman Brothers Floating Rate
                   Commercial Mortgage Trust,
                   Series 2005 LLFA, Class A1,
                   VRN, 5.18%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 7/25/05,
                   Cost $1,242,618)(5)                                1,243,362
--------------------------------------------------------------------------------
           87,359  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                       87,467
--------------------------------------------------------------------------------
        1,522,885  Wachovia Bank Commercial
                   Mortgage Trust, Series 2005
                   WL5A, Class A1, VRN, 5.18%,
                   6/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.10% with no caps (Acquired
                   3/24/05, Cost $1,522,885)(5)                       1,523,799
--------------------------------------------------------------------------------
        6,690,000  Wachovia Bank Commercial
                   Mortgage Trust, Series 2006
                   C23, Class A4, 5.42%, 1/15/45                      6,473,652
--------------------------------------------------------------------------------
        2,300,000  Washington Mutual, Inc.,
                   Series 2004 AR4, Class A6,
                   3.81%, 6/25/34                                     2,182,429
--------------------------------------------------------------------------------
        3,100,000  Washington Mutual, Inc.,
                   Series 2004 AR9, Class A7,
                   VRN, 4.17%, 6/1/06                                 2,971,204
--------------------------------------------------------------------------------
          931,083  Washington Mutual, Inc.,
                   Series 2005 AR11, Class A1C1,
                   VRN, 5.28%, 6/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.20% with a cap
                   of 10.50%                                            931,508
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $61,996,138)                                                   60,556,708
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 7.2%

      $ 3,250,000  FHLB, 5.05%, 1/29/07(6)                         $  3,242,909
--------------------------------------------------------------------------------
        4,100,000  FHLB, 4.625%, 2/1/08(6)                            4,055,490
--------------------------------------------------------------------------------
        9,540,000  FHLMC, 5.00%, 9/17/07(6)                           9,501,707
--------------------------------------------------------------------------------
        5,900,000  FHLMC, 6.625%, 9/15/09                             6,130,548
--------------------------------------------------------------------------------
        4,400,000  FHLMC, 7.00%, 3/15/10                              4,649,150
--------------------------------------------------------------------------------
        3,000,000  FHLMC, 5.50%, 3/28/16                              2,950,782
--------------------------------------------------------------------------------
        7,400,000  FHLMC, 5.30%, 5/12/20(6)                           6,845,710
--------------------------------------------------------------------------------
        6,580,000  FNMA, 4.75%, 8/3/07(6)                             6,537,342
--------------------------------------------------------------------------------
        9,300,000  FNMA, 5.80%, 2/9/26(6)                             8,978,462
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $53,826,322)                                                   52,892,100
--------------------------------------------------------------------------------
COMMERCIAL PAPER(7) -- 5.8%

        3,500,000  Alcon Capital Corp., 4.97%,
                   7/10/06 (Acquired 5/17/06,
                   Cost $3,473,908)(5)                                3,480,922
--------------------------------------------------------------------------------
        3,500,000  American Honda Finance,
                   4.99%, 7/10/06                                     3,480,806
--------------------------------------------------------------------------------
        3,250,000  Amsterdam Funding Corp.,
                   4.93%, 6/9/06 (Acquired
                   4/27/06, Cost $3,230,862)(5)                       3,246,331
--------------------------------------------------------------------------------
        3,250,000  Canadian Imperial Holdings,
                   4.91%, 6/19/06                                     3,241,826
--------------------------------------------------------------------------------
        3,250,000  Cedar Springs Capital Co.,
                   4.87%, 6/26/06 (Acquired
                   3/29/06, Cost $3,210,871)(5)                       3,238,515
--------------------------------------------------------------------------------
        3,250,000  Danske Corporation, 5.03%,
                   8/8/06 (Acquired 5/9/06,
                   Cost $3,208,677)(5)                                3,218,797
--------------------------------------------------------------------------------
        3,500,000  Govco Incorporated, 5.10%,
                   8/24/06 (Acquired 5/24/06,
                   Cost $3,454,383)(5)                                3,457,927
--------------------------------------------------------------------------------
        3,500,000  ING (U.S.) Funding LLC,
                   5.00%, 6/30/06                                     3,485,853
--------------------------------------------------------------------------------
        3,250,000  Legacy Capital LLC, 4.90%,
                   6/7/06 (Acquired 4/19/06,
                   Cost $3,228,324)(5)                                3,247,247
--------------------------------------------------------------------------------
        3,500,000  Lexington Parker Capital,
                   5.04%, 8/7/06 (Acquired
                   5/10/06, Cost $3,456,390)(5)                       3,466,067
--------------------------------------------------------------------------------
        3,250,000  Merrill Lynch & Co., Inc.,
                   5.01%, 7/5/06                                      3,234,485
--------------------------------------------------------------------------------
        2,600,000  New York Times Co. (The),
                   4.75%, 6/1/06                                      2,600,000
--------------------------------------------------------------------------------
        3,500,000  Ranger Funding Co. LLC,
                   5.01%, 6/14/06 (Acquired
                   5/24/06, Cost $3,489,771)(5)                       3,493,615
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $42,895,884)                                                   42,892,391
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3) -- 4.6%

      $    11,176  ABSC Net Interest Margin,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $11,146)(5)                       $     11,157
--------------------------------------------------------------------------------
        2,201,675  Accredited Mortgage Loan
                   Trust, Series 2006-1, Class A1,
                   VRN, 5.14%, 6/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                            2,203,185
--------------------------------------------------------------------------------
        1,172,800  Ameriquest Mortgage
                   Securities Inc., Series 2006 R1,
                   Class A2A, VRN, 5.16%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.08% with no caps                                 1,173,843
--------------------------------------------------------------------------------
            9,305  AQ Finance Net Interest
                   Margin, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $9,305)(5)                                             9,269
--------------------------------------------------------------------------------
            2,764  Argent Net Interest Margin,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $2,764)(5)                                2,762
--------------------------------------------------------------------------------
        4,000,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN, 5.14%,
                   6/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                 4,004,688
--------------------------------------------------------------------------------
        1,150,000  Centex Home Equity, Series
                   2006 A, Class AV1, 5.15%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.05% with no caps                                 1,150,590
--------------------------------------------------------------------------------
        3,193,150  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   5.15%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with
                   no caps                                            3,196,104
--------------------------------------------------------------------------------
            8,979  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $8,974)(5)                                             8,964
--------------------------------------------------------------------------------
        2,195,608  Countrywide Asset-Backed
                   Certificates, Series 2005-7,
                   Class 3AV1, VRN, 5.20%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.12% with no caps                                 2,197,000
--------------------------------------------------------------------------------
        1,303,990  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 5.21%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                                 1,304,983
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   650,000  Countrywide Asset-Backed
                   Certificates, Series 2006 BC2,
                   Class 2A1, 5.09%, 6/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.04%
                   with no caps                                    $    650,000
--------------------------------------------------------------------------------
        2,767,511  Countrywide Asset-Backed
                   Certificates, Series 2006-6,
                   Class 2A1, VRN, 5.15%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.07% with no caps                                 2,769,177
--------------------------------------------------------------------------------
        3,129,736  Credit-Based Asset Servicing
                   and Securitization, Series
                   2006 CB3, Class AV1, VRN,
                   5.14%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                            3,131,619
--------------------------------------------------------------------------------
          132,300  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,
                   VRN,  5.16%, 6/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                              132,386
--------------------------------------------------------------------------------
        1,616,980  IndyMac Residential Asset
                   Backed Trust, Series 2006 B,
                   Class 2A1, VRN, 5.14%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                 1,618,421
--------------------------------------------------------------------------------
           54,554  Long Beach Asset Holdings
                   Corp., Series 2005-1, Class N1,
                   4.12%, 2/25/35 (Acquired
                   1/19/05, Cost $54,554)(5)                             54,464
--------------------------------------------------------------------------------
        1,599,437  Long Beach Mortgage Loan
                   Trust, Series 2006-2, Class 2A1,
                   VRN, 5.15%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with
                   no caps                                            1,600,651
--------------------------------------------------------------------------------
          355,816  Nomura Home Equity Loan,
                   Inc., Series 2006 HE1,
                   Class A1, 5.16%, 6/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.08%
                   with no caps                                         356,120
--------------------------------------------------------------------------------
          498,192  Nomura Home Equity Loan,
                   Inc., Series 2006 HE2,
                   Class A1, 5.14%, 6/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.06%
                   with no caps                                         498,492
--------------------------------------------------------------------------------
          586,523  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A,
                   VRN, 5.20%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with a
                   cap of 11.00%                                        586,962
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,461,747  NovaStar Home Equity Loan,
                   Series 2005-4, Class A2A,
                   VRN, 5.17%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.09% with a
                   cap of 11.00%                                   $  1,462,893
--------------------------------------------------------------------------------
          221,237  Residential Asset Mortgage
                   Products, Inc., Series 2004
                   RS10, Class AII1, VRN, 5.25%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.17% with a cap of 14.00%                           221,395
--------------------------------------------------------------------------------
        2,035,555  Residential Asset Mortgage
                   Products, Inc., Series 2005
                   RS1, Class AII1, VRN, 5.19%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.11% with a cap of 14.00%                         2,037,074
--------------------------------------------------------------------------------
          340,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            325,749
--------------------------------------------------------------------------------
            4,165  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $4,174)(5)                               4,160
--------------------------------------------------------------------------------
        2,052,049  SLM Student Loan Trust,
                   Series 2006-2, Class A1, VRN,
                   4.85%, 6/26/06, resets
                   quarterly off the 3-month
                   LIBOR minus 0.03% with
                   no caps                                            2,053,290
--------------------------------------------------------------------------------
          900,000  SLM Student Loan Trust,
                   Series 2006-4, Class A1, VRN,
                   5.04%, 7/25/06, resets
                   quarterly off the 3-month
                   LIBOR minus 0.03% with
                   no caps                                              900,554
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $33,655,327)                                                   33,665,952
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 4.5%

        6,905,000  U.S. Treasury Bonds, 8.125%,
                   8/15/21(6)                                         8,888,034
--------------------------------------------------------------------------------
        4,875,000  U.S. Treasury Bonds, 7.125%,
                   2/15/23(6)                                         5,816,489
--------------------------------------------------------------------------------
          900,000  U.S. Treasury Bonds, 6.125%,
                   11/15/27                                             989,789
--------------------------------------------------------------------------------
        1,556,000  U.S. Treasury Bonds, 6.25%,
                   5/15/30(6)                                         1,752,689
--------------------------------------------------------------------------------
          825,000  U.S. Treasury Bonds, 4.50%,
                   2/15/36                                              737,345
--------------------------------------------------------------------------------
       13,285,536  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 1/15/16(6)                          12,781,628
--------------------------------------------------------------------------------
        2,145,000  U.S. Treasury Notes, 4.875%,
                   4/30/11                                            2,129,835
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $34,100,216)                                                   33,095,809
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 1.0%

      $ 3,500,000  Royal Bank of Canada (New
                   York), 5.04%, 6/27/06                           $  3,500,000
--------------------------------------------------------------------------------
        3,500,000  Wells Fargo Co., 5.02%,
                   6/22/06                                            3,499,990
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $7,000,000)                                                     6,999,990
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.7%

        3,000,000  Gulf Gate Apartments Rev.,
                   VRDN, 5.12%, 6/1/06
                   (Acquired 9/29/03-11/10/03,
                   Cost $3,000,000)(5)                                3,000,000
--------------------------------------------------------------------------------
          800,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        718,560
--------------------------------------------------------------------------------
        1,120,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   5.08%, 6/7/06 (LOC:
                   Keybank N.A.)                                      1,120,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $4,920,916)                                                     4,838,560
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.3%

      $   900,000  Province of Quebec, 5.00%,
                   7/17/09                                         $    889,771
--------------------------------------------------------------------------------
          970,000  Republic of Italy, 4.00%,
                   6/16/08                                              945,429
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $1,886,416)                                                     1,835,200
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 5.2%

       15,000,000  FNMA Discount Notes, 4.74%,
                   6/9/06(6)(7)                                      14,983,620
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 6.375%-7.25%,
5/15/16-8/15/27 valued at $23,946,262), in
a joint trading account at 4.87%, dated
5/31/06, due 6/1/06 (Delivery value
$23,503,179)(6)                                                      23,500,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $38,484,200)                                                   38,483,620
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.5%
(Cost $738,560,393)                                                 781,089,820
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (6.5)%                                               (47,938,576)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $733,151,244
================================================================================

FUTURES CONTRACTS
                                          Expiration             Underlying Face         Unrealized
    Contracts Sold                           Date                Amount at Value         Gain (Loss)
----------------------------------------------------------------------------------------------------
  100  U.S. Treasury 5-Year Notes       September 2006             $10,360,938             $ 32,587
----------------------------------------------------------------------------------------------------
  135  U.S. Treasury 10-Year Notes      September 2006              14,164,453              116,767
----------------------------------------------------------------------------------------------------
                                                                   $24,525,391             $149,354
                                                             =======================================

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Conservative - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

SWAP AGREEMENTS

                                                                                         Unrealized
  Notional Amount           Description of Agreement                   Expiration Date   Gain (Loss)
----------------------------------------------------------------------------------------------------
CREDIT DEFAULT
----------------------------------------------------------------------------------------------------
   $ 5,620,000    Pay quarterly a fixed rate equal to 0.45%             December 2010      $(15,818)
                  multiplied by the notional amount and receive
                  from Deutsche Bank AG upon each default event
                  of one of the issues of Dow Jones CDX N.A.
                  Investment Grade 5, par value of the proportional
                  notional amount.
----------------------------------------------------------------------------------------------------
     4,750,000    Pay quarterly a fixed rate equal to 0.85%             December 2010         1,468
                  multiplied by the notional amount and receive
                  from Barclays Capital, Inc. upon each default
                  event of one of the issues of Dow Jones CDX N.A.
                  Investment Grade 5, par value of the proportional
                  notional amount.
----------------------------------------------------------------------------------------------------
    11,000,000    Pay quarterly a fixed rate equal to 0.40%               June 2011          (5,095)
                  multiplied by the notional amount and receive
                  from Barclays Capital, Inc. upon each default
                  event of one of the issues of Dow Jones CDX N.A.
                  Investment Grade 6, par value of the proportional
                  notional amount.
----------------------------------------------------------------------------------------------------
     5,000,000    Pay quarterly a fixed rate equal to 0.75%               June 2011          13,721
                  multiplied by the notional amount and receive
                  from Deutsche Bank AG upon each default event
                  of one of the issues of Dow Jones CDX N.A.
                  Investment Grade 6, par value of the proportional
                  notional amount.
----------------------------------------------------------------------------------------------------
INTEREST RATE
----------------------------------------------------------------------------------------------------
     3,596,000    Receive semiannually a fixed rate equal to 5.6965%   September 2030       (49,141)
                  and pay uarterly a variable rate based on the
                  3-month LIBOR with Barclays Capital, Inc.
----------------------------------------------------------------------------------------------------
                                                                                           $(54,865)
                                                                                         ===========

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

CVA = Certificaten Van Aandelen

CDX = Credit Derivative Indexes

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

(3) Final maturity indicated, unless otherwise noted.

(4) Forward commitment.

(5) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2006 was
    $43,419,219, which represented 5.9% of total net assets.

(6) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(7) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                        6                                     SINCE    INCEPTION
                     MONTHS(1)  1 YEAR   5 YEARS  10 YEARS  INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         4.09%     9.82%    5.27%     7.97%    8.06%      2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(2)       2.60%     8.64%    1.96%     8.35%    8.66%(3)     --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(2)     0.01%    -0.48%    5.01%     6.34%    6.03%(3)     --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(2)          2.12%     3.84%    2.10%     3.60%    3.64%(3)     --
--------------------------------------------------------------------------------
Institutional Class    4.04%    10.03%    5.48%       --     4.36%      8/1/00
--------------------------------------------------------------------------------
Advisor Class          3.81%     9.55%    5.02%       --     7.65%      10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*     3.96%     9.54%      --        --     9.94%
  With sales charge*  -2.06%     3.21%      --        --     6.12%
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*     3.58%     8.74%      --        --     9.13%
  With sales charge*  -1.42%     4.74%      --        --     6.85%
--------------------------------------------------------------------------------
C Class                                                                 10/2/01
  No sales charge*     3.57%     8.72%      --        --     6.61%
  With sales charge*   2.59%     8.72%      --        --     6.61%
--------------------------------------------------------------------------------
R Class                3.84%     9.28%(4)   --        --     9.77%(4)   8/29/03
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(4) Class return would have been lower if the class had not received partial reimbursements of distribution and service fees during the period.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Moderate - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended May 31
---------------------------------------------------------------------------------------------------------
                    1997     1998    1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class     10.92%   20.24%   5.76%   18.70%   -0.51%   -3.38%   -1.83%   14.50%    8.41%    9.82%
---------------------------------------------------------------------------------------------------------
S&P 500 Index      29.41%   30.69%  21.03%   10.48%  -10.55%  -13.85%   -8.06%   18.33%    8.24%    8.64%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index               8.32%   10.91%   4.35%    2.11%   13.12%    8.10%   11.58%   -0.44%    6.82%   -0.48%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index          5.16%    5.13%   4.59%    5.29%    5.44%    2.30%    1.39%    0.94%    2.05%    3.84%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Moderate - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

Strategic Allocation: Moderate returned 4.09%* for the six months ended May 31,
2006. Strategic Allocation: Moderate allocates holdings over time with the following neutral weightings: 63% stocks, 31% bonds, and 6% cash-equivalent investments. These proportions may change with short-term tactical adjustments and changing securities prices. Strategic Allocation: Moderate's performance for the six-month period reflects the performances of its underlying security sectors, as well as their relative weights in the portfolio.

U.S. STOCK PORTFOLIO

U.S. stocks were positive contributors to Strategic Allocation: Moderate's performance, though the fund's total stock allocation was underweight relative to its neutral stock allocation, which limited stock-related gains somewhat.
U.S. stocks comprised the largest part of fund assets, at 43% as of May 31,
2006. Though small-cap stocks felt the brunt of the May selloff in U.S. stock markets, they still managed to outperform large- and mid-cap stocks for the period. Value stocks generally outperformed growth stocks, though mid-cap growth stocks were not as far behind their value counterparts.

FOREIGN STOCK PORTFOLIO

Foreign stocks outperformed U.S. stocks for the period, offering a positive contribution to Strategic Allocation: Moderate's return. Those gains were limited somewhat by foreign stocks' smaller allocation versus U.S. stocks in
Strategic Allocation: Moderate's portfolio (see the Asset Allocation chart at left). Emerging markets were strong performers overall, as shown in the Market
Returns chart on page 2. Among developed foreign markets, European stock markets--as represented by the MSCI Europe Index--enjoyed a double-digit return overall (+17.19%), benefiting from an economic upturn that was underpinned by strong global demand for European goods. Japanese stocks (+11.89%, according to the MSCI Japan Index) lagged European stocks overall, but performed well as
Japan continued to enjoy its longest economic expansion in years, supported by strong domestic demand.

ASSET ALLOCATION AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       43.0%
--------------------------------------------------------------------------------
U.S. Bonds                                                        31.0%
--------------------------------------------------------------------------------
Foreign Stocks(1)                                                 16.8%
--------------------------------------------------------------------------------
Money Market Securities                                            8.5%
--------------------------------------------------------------------------------
Foreign Bonds                                                      0.7%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

FUND'S U.S. BONDS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        27.3%
--------------------------------------------------------------------------------
Corporate Bonds                                                   21.8%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 21.5%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                               12.6%
--------------------------------------------------------------------------------
U.S. Treasury Securities and Equivalents                           8.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            8.1%
--------------------------------------------------------------------------------
Municipal Securities                                               0.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 All returns given in U.S. dollar terms. Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Strategic Allocation: Moderate - Portfolio Commentary

FIXED-INCOME PORTFOLIO

Strategic Allocation: Moderate's slight overweight in U.S. bonds was a negative factor in the fund's return for the period. Domestic bonds made up 31% of the fund at the end of May, and as we mentioned in the Market Perspective on page 2, the bond market finished flat overall, with some sectors offering negative returns. One positive factor for the fund's bond portfolio was its relatively small allocation (8.2%) to Treasury bonds, which returned -0.59% overall, according to the Lehman Brothers U.S. Treasury Index. A heavy weighting in corporate bonds (which returned -0.69% according to the Lehman Brothers U.S.
Corporate Index) was a negative factor for the portfolio, though this was offset to some degree by a relatively larger allocation in agency and mortgage-backed securities (see the Fund's U.S. Bonds chart on the previous page) which were among the better-performing bond sectors for the six months. Strategic
Allocation: Moderate's 8.5% stake in money market securities was another plus--money market yields continued to rise as the Federal Reserve pushed interest rates higher.

HOW THE FUND FITS IN A DIVERSIFIED INVESTMENT STRATEGY
Strategic Allocation: Moderate is designed to serve as a core holding for investors seeking "ready-made" diversification, not only among U.S. stock, bonds, and money market securities, but also foreign securities, especially stocks. Strategic Allocation: Moderate is designed for investors looking for long-term growth with some measure of income. Its focus on equities-- both foreign and domestic--provides growth, while its significant stake in bonds and money market securities provides a measure of income.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.7%                  1.2%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.3%                  1.0%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              1.8%                  0.8%
--------------------------------------------------------------------------------
Chevron Corp.                               1.8%                  0.8%
--------------------------------------------------------------------------------
Wells Fargo & Co.                           1.5%                  0.7%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Roche Holding AG ORD                        2.3%                  0.4%
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                             1.8%                  0.3%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.7%                  0.3%
--------------------------------------------------------------------------------
Alstom RGPT ORD                             1.4%                  0.3%
--------------------------------------------------------------------------------
Accenture Ltd. Cl A                         1.4%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           53.1%
--------------------------------------------------------------------------------
Asia/Pacific                                                     33.8%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        11.6%
--------------------------------------------------------------------------------
Africa                                                            1.5%
--------------------------------------------------------------------------------

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS -- 62.0%

AEROSPACE & DEFENSE -- 1.3%
--------------------------------------------------------------------------------
          141,587  BE Aerospace, Inc.(1)                         $    3,138,984
--------------------------------------------------------------------------------
          120,136  Boeing Co.                                        10,001,322
--------------------------------------------------------------------------------
           15,900  Honeywell International Inc.                         654,762
--------------------------------------------------------------------------------
           27,211  Lockheed Martin Corp.                              1,972,525
--------------------------------------------------------------------------------
           19,800  Northrop Grumman Corp.                             1,280,664
--------------------------------------------------------------------------------
           65,100  Precision Castparts Corp.                          3,751,713
--------------------------------------------------------------------------------
           35,600  Rockwell Collins                                   1,943,760
--------------------------------------------------------------------------------
           78,400  United Technologies Corp.                          4,901,568
--------------------------------------------------------------------------------
                                                                     27,645,298
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.3%
--------------------------------------------------------------------------------
            3,923  FedEx Corporation                                    428,666
--------------------------------------------------------------------------------
           75,818  United Parcel Service, Inc.
                   Cl B                                               6,107,140
--------------------------------------------------------------------------------
                                                                      6,535,806
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
        1,320,000  AirAsia Bhd ORD(1)                                   585,293
--------------------------------------------------------------------------------
           30,800  Ryanair Holdings plc ADR(1)                        1,508,892
--------------------------------------------------------------------------------
           16,477  Southwest Airlines Co.                               265,280
--------------------------------------------------------------------------------
                                                                      2,359,465
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.3%
--------------------------------------------------------------------------------
           32,110  Continental AG ORD                                 3,505,895
--------------------------------------------------------------------------------
           68,129  Cooper Tire & Rubber Co.                             775,308
--------------------------------------------------------------------------------
           15,400  Lear Corporation                                     364,980
--------------------------------------------------------------------------------
          104,249  Nokian Renkaat Oyj ORD                             1,558,507
--------------------------------------------------------------------------------
                                                                      6,204,690
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
           37,460  Bayerische Motoren Werke
                   AG ORD                                             1,926,244
--------------------------------------------------------------------------------
        2,486,000  Dongfeng Motor Group Co.
                   Ltd. Cl H ORD(1)                                   1,209,689
--------------------------------------------------------------------------------
           73,300  Toyota Motor Corp. ORD                             3,858,751
--------------------------------------------------------------------------------
                                                                      6,994,684
--------------------------------------------------------------------------------
BEVERAGES -- 1.3%
--------------------------------------------------------------------------------
           44,900  Anheuser-Busch Companies,
                   Inc.                                               2,049,236
--------------------------------------------------------------------------------
           19,000  Brown-Forman Corp. Cl B                            1,449,700
--------------------------------------------------------------------------------
          191,477  Coca-Cola Company (The)                            8,430,732
--------------------------------------------------------------------------------
           75,300  Coca-Cola Enterprises Inc.                         1,480,398
--------------------------------------------------------------------------------
          137,146  Pepsi Bottling Group Inc.                          4,298,156
--------------------------------------------------------------------------------
           21,509  PepsiAmericas, Inc.                                  480,296
--------------------------------------------------------------------------------
          121,786  PepsiCo, Inc.                                      7,363,182
--------------------------------------------------------------------------------
           10,700  Pernod-Ricard SA ORD                               2,087,612
--------------------------------------------------------------------------------
          102,101  Compania Cervecerias
                   Unidas SA ORD                                        476,037
--------------------------------------------------------------------------------
                                                                     28,115,349
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
           68,002  Alkermes Inc.(1)                                   1,347,800
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          140,676  Amgen Inc.(1)                                 $    9,508,290
--------------------------------------------------------------------------------
            4,405  Biogen Idec Inc.(1)                                  205,405
--------------------------------------------------------------------------------
           46,900  Celgene Corp.(1)                                   1,944,005
--------------------------------------------------------------------------------
           12,418  CSL Ltd. ORD                                         481,084
--------------------------------------------------------------------------------
           22,561  Genentech, Inc.(1)                                 1,871,661
--------------------------------------------------------------------------------
           58,724  Gilead Sciences, Inc.(1)                           3,366,647
--------------------------------------------------------------------------------
                                                                     18,724,892
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           40,600  Masco Corp.                                        1,259,412
--------------------------------------------------------------------------------
           23,450  USG Corp.(1)                                       2,159,276
--------------------------------------------------------------------------------
                                                                      3,418,688
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.4%
--------------------------------------------------------------------------------
          318,810  Amvescap plc ORD                                   3,090,009
--------------------------------------------------------------------------------
           52,300  Bank of New York Co., Inc.
                   (The)                                              1,737,929
--------------------------------------------------------------------------------
           13,500  Bear Stearns Companies Inc.
                   (The)                                              1,805,625
--------------------------------------------------------------------------------
           78,174  E*TRADE Financial Corp.(1)                         1,897,283
--------------------------------------------------------------------------------
           60,816  Goldman Sachs Group, Inc.
                   (The)                                              9,180,176
--------------------------------------------------------------------------------
           74,600  Investment Technology
                   Group Inc.(1)                                      3,528,580
--------------------------------------------------------------------------------
           61,200  Jefferies Group, Inc.                              1,789,488
--------------------------------------------------------------------------------
           68,272  Lehman Brothers Holdings
                   Inc.                                               4,547,598
--------------------------------------------------------------------------------
           82,820  Man Group plc ORD                                  3,621,133
--------------------------------------------------------------------------------
           79,654  Mellon Financial Corp.                             2,881,882
--------------------------------------------------------------------------------
           42,900  Merrill Lynch & Co., Inc.                          3,106,389
--------------------------------------------------------------------------------
           74,236  Morgan Stanley                                     4,425,950
--------------------------------------------------------------------------------
           91,500  Nikko Cordial Corp. ORD                            1,328,088
--------------------------------------------------------------------------------
           36,008  Northern Trust Corp.                               2,013,567
--------------------------------------------------------------------------------
           21,300  Piper Jaffray Companies(1)                         1,348,077
--------------------------------------------------------------------------------
           55,976  Raymond James Financial,
                   Inc.                                               1,640,657
--------------------------------------------------------------------------------
           16,979  State Street Corp.                                 1,054,396
--------------------------------------------------------------------------------
           31,177  UBS AG ORD                                         3,524,067
--------------------------------------------------------------------------------
                                                                     52,520,894
--------------------------------------------------------------------------------
CHEMICALS -- 1.5%
--------------------------------------------------------------------------------
            5,200  Air Products & Chemicals,
                   Inc.                                                 337,220
--------------------------------------------------------------------------------
          106,953  Celanese Corp., Series A                           2,108,044
--------------------------------------------------------------------------------
           65,700  du Pont (E.I.) de Nemours
                   & Co.                                              2,794,221
--------------------------------------------------------------------------------
          137,100  International Flavors &
                   Fragrances Inc.                                    4,879,390
--------------------------------------------------------------------------------
           41,000  JSR Corp. ORD                                      1,071,907
--------------------------------------------------------------------------------
           25,950  Lonza Group AG ORD                                 1,771,011
--------------------------------------------------------------------------------
           81,522  Lyondell Chemical Co.                              1,972,832
--------------------------------------------------------------------------------
           36,044  Minerals Technologies Inc.                         2,102,807
--------------------------------------------------------------------------------
           51,933  Monsanto Co.                                       4,370,681
--------------------------------------------------------------------------------
           35,000  Nalco Holding Co.(1)                                 602,350
--------------------------------------------------------------------------------
           18,500  Nitto Denko Corp. ORD                              1,412,402
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,400  Potash Corp. of
                   Saskatchewan                                  $    1,040,820
--------------------------------------------------------------------------------
           33,000  PPG Industries, Inc.                               2,123,220
--------------------------------------------------------------------------------
           42,600  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                2,371,184
--------------------------------------------------------------------------------
          275,000  Toray Industries Inc. ORD                          2,412,002
--------------------------------------------------------------------------------
           25,491  Westlake Chemical Corp.                              795,829
--------------------------------------------------------------------------------
                                                                     32,165,920
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.7%
--------------------------------------------------------------------------------
           43,331  American Banknote SA ORD(1)                          272,311
--------------------------------------------------------------------------------
          135,566  Anglo Irish Bank Corp. plc
                   ORD                                                2,110,052
--------------------------------------------------------------------------------
           33,272  Asya Katilim Bankasi AS ORD(1)                        90,079
--------------------------------------------------------------------------------
           34,067  Banco Macro Bansud SA ADR                            742,661
--------------------------------------------------------------------------------
           29,290  Banco Nossa Caixa SA ORD                             548,431
--------------------------------------------------------------------------------
           97,340  Banco Popolare di Verona e
                   Novara Scrl ORD                                    2,667,278
--------------------------------------------------------------------------------
       12,038,500  Bank Niaga Tbk PT ORD                                741,431
--------------------------------------------------------------------------------
        2,095,779  Bank of China Ltd. Cl H ORD(1)                       796,936
--------------------------------------------------------------------------------
          116,300  Bank of Ireland ORD                                2,070,907
--------------------------------------------------------------------------------
          246,000  Bank of Yokohama Ltd. (The)
                   ORD                                                1,736,162
--------------------------------------------------------------------------------
          720,000  Chinatrust Financial Holding
                   Co. ORD                                              579,866
--------------------------------------------------------------------------------
           24,100  Commerce Bancorp Inc.                                946,889
--------------------------------------------------------------------------------
           18,200  Compass Bancshares Inc.                            1,012,830
--------------------------------------------------------------------------------
           47,886  Credicorp Ltd.                                     1,254,613
--------------------------------------------------------------------------------
           71,443  Denizbank AS ORD(1)                                  658,356
--------------------------------------------------------------------------------
           32,024  Erste Bank der
                   Oesterreichischen
                   Sparkassen AG ORD                                  1,824,763
--------------------------------------------------------------------------------
           55,900  Fifth Third Bancorp                                2,124,200
--------------------------------------------------------------------------------
           37,640  ForeningsSparbanken AB
                   ORD                                                  984,209
--------------------------------------------------------------------------------
           27,280  KBC Groupe ORD                                     2,933,804
--------------------------------------------------------------------------------
            2,364  KeyCorp                                               84,442
--------------------------------------------------------------------------------
           11,811  Komercni Banka AS ORD                              1,656,923
--------------------------------------------------------------------------------
        4,501,000  Krung Thai Bank Public Co.
                   Ltd. ORD                                           1,227,653
--------------------------------------------------------------------------------
              260  Mitsubishi UFJ Financial
                   Group, Inc. ORD                                    3,531,447
--------------------------------------------------------------------------------
           75,480  National Australia Bank Ltd.
                   ORD                                                1,992,404
--------------------------------------------------------------------------------
           68,280  National Bank of Greece SA
                   ORD                                                2,912,754
--------------------------------------------------------------------------------
           23,000  National City Corp.                                  848,240
--------------------------------------------------------------------------------
           25,860  PNC Financial Services
                   Group                                              1,782,013
--------------------------------------------------------------------------------
           10,169  Raiffeisen International
                   Bank Holding AG ORD(1)                               842,456
--------------------------------------------------------------------------------
           32,420  Shinhan Financial Group Co.,
                   Ltd. ORD                                           1,506,556
--------------------------------------------------------------------------------
           21,160  Societe Generale ORD(1)                            3,258,264
--------------------------------------------------------------------------------
          101,450  Standard Chartered plc ORD                         2,489,980
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

              190  Sumitomo Mitsui Financial
                   Group Inc. ORD                                $    1,922,855
--------------------------------------------------------------------------------
           44,700  SunTrust Banks, Inc.                               3,384,237
--------------------------------------------------------------------------------
          914,000  Taishin Financial Holdings
                   Co. Ltd. ORD                                         593,451
--------------------------------------------------------------------------------
          291,570  Turkiye Garanti Bankasi AS
                   ORD                                                  874,617
--------------------------------------------------------------------------------
          109,477  U.S. Bancorp                                       3,379,555
--------------------------------------------------------------------------------
          109,658  Wachovia Corp.                                     5,866,703
--------------------------------------------------------------------------------
          213,606  Wells Fargo & Co.                                 14,177,243
--------------------------------------------------------------------------------
                                                                     76,427,571
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
           36,660  Adecco SA ORD                                      2,342,558
--------------------------------------------------------------------------------
              719  Corporate Executive Board
                   Co. (The)                                             73,137
--------------------------------------------------------------------------------
              503  Dun & Bradstreet Corp.(1)                             36,654
--------------------------------------------------------------------------------
           35,873  John H. Harland Company                            1,536,441
--------------------------------------------------------------------------------
           15,200  Manpower Inc.                                      1,000,616
--------------------------------------------------------------------------------
           36,500  Monster Worldwide Inc.(1)                          1,783,755
--------------------------------------------------------------------------------
           33,600  R.R. Donnelley & Sons
                   Company                                            1,081,248
--------------------------------------------------------------------------------
           28,905  Republic Services, Inc. Cl A                       1,179,324
--------------------------------------------------------------------------------
           49,838  Waste Management, Inc.                             1,825,068
--------------------------------------------------------------------------------
            3,466  West Corp.(1)                                        168,170
--------------------------------------------------------------------------------
                                                                     11,026,971
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
          625,841  AAC Acoustic Technology
                   Holdings Inc. ORD(1)                                 645,372
--------------------------------------------------------------------------------
           45,000  Avaya Inc.(1)                                        531,450
--------------------------------------------------------------------------------
          128,300  CIENA Corporation(1)                                 537,577
--------------------------------------------------------------------------------
          481,005  Cisco Systems Inc.(1)                              9,466,178
--------------------------------------------------------------------------------
          280,000  Foxconn International
                   Holdings Ltd. ORD(1)                                 750,719
--------------------------------------------------------------------------------
           93,849  Motorola, Inc.                                     1,979,275
--------------------------------------------------------------------------------
           91,200  Nokia Oyj ADR                                      1,958,064
--------------------------------------------------------------------------------
           68,700  QUALCOMM Inc.                                      3,105,927
--------------------------------------------------------------------------------
           91,100  Redback Networks Inc.(1)                           2,176,379
--------------------------------------------------------------------------------
          330,000  Taiwan Green Point
                   Enterprise Co. Ltd. ORD(1)                           870,454
--------------------------------------------------------------------------------
          191,000  Vtech Holdings Ltd. ORD                              846,930
--------------------------------------------------------------------------------
          896,000  Wistron NeWeb Corp. ORD(1)                         3,132,574
--------------------------------------------------------------------------------
                                                                     26,000,899
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.1%
--------------------------------------------------------------------------------
        1,165,000  Compal Electronics Inc. ORD                        1,192,820
--------------------------------------------------------------------------------
          154,671  Dell Inc.(1)                                       3,925,550
--------------------------------------------------------------------------------
          182,100  EMC Corp.(1)                                       2,330,880
--------------------------------------------------------------------------------
          383,576  Hewlett-Packard Co.                               12,420,192
--------------------------------------------------------------------------------
           12,128  Komag, Inc.(1)                                       503,676
--------------------------------------------------------------------------------
           52,721  M-Systems Flash Disk
                   Pioneers Ltd.(1)                                   1,763,517
--------------------------------------------------------------------------------
           62,200  Seagate Technology                                 1,452,370
--------------------------------------------------------------------------------
                                                                     23,589,005
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.6%
--------------------------------------------------------------------------------
           19,700  EMCOR Group Inc.(1)                           $      947,373
--------------------------------------------------------------------------------
           85,601  Foster Wheeler Ltd.(1)                             3,787,843
--------------------------------------------------------------------------------
          190,000  Gamuda Bhd ORD                                       180,006
--------------------------------------------------------------------------------
           19,100  Hyundai Engineering &
                   Construction ORD(1)                                  937,893
--------------------------------------------------------------------------------
          131,172  Quanta Services, Inc.(1)                           2,184,014
--------------------------------------------------------------------------------
          420,000  Taisei Corp. ORD                                   1,584,624
--------------------------------------------------------------------------------
           24,436  Vinci SA ORD                                       2,244,478
--------------------------------------------------------------------------------
                                                                     11,866,231
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.3%
--------------------------------------------------------------------------------
           24,375  Cemex SA de CV ADR                                 1,388,644
--------------------------------------------------------------------------------
          281,000  Corporacion Moctezuma SA
                   de CV ORD                                            550,082
--------------------------------------------------------------------------------
           25,887  Martin Marietta Materials,
                   Inc.                                               2,368,919
--------------------------------------------------------------------------------
           12,463  Pretoria Portland Cement Co.
                   Ltd. ORD                                             660,470
--------------------------------------------------------------------------------
           11,704  Vulcan Materials Co.                                 913,497
--------------------------------------------------------------------------------
                                                                      5,881,612
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.9%
--------------------------------------------------------------------------------
           77,592  American Express Co.                               4,217,901
--------------------------------------------------------------------------------
          111,132  AmeriCredit Corp.(1)                               3,227,273
--------------------------------------------------------------------------------
           87,885  Capital One Financial Corp.                        7,274,242
--------------------------------------------------------------------------------
           25,100  LG Card Co. Ltd. ORD(1)                            1,243,098
--------------------------------------------------------------------------------
           14,630  ORIX Corp. ORD                                     4,162,559
--------------------------------------------------------------------------------
                                                                     20,125,073
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
           33,700  Bemis Co., Inc.                                    1,024,480
--------------------------------------------------------------------------------
            5,515  Temple-Inland Inc.                                   237,200
--------------------------------------------------------------------------------
                                                                      1,261,680
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
           16,916  Building Materials Holding
                   Corp.                                                482,444
--------------------------------------------------------------------------------
          417,400  Li & Fung Ltd. ORD                                   860,851
--------------------------------------------------------------------------------
          256,000  Test-Rite International Co.
                   ORD                                                  190,592
--------------------------------------------------------------------------------
                                                                      1,533,887
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.2%
--------------------------------------------------------------------------------
           16,460  iShares MSCI EAFE Index
                   Fund                                               1,075,661
--------------------------------------------------------------------------------
            9,400  iShares Russell 1000
                   Growth Index Fund                                    476,768
--------------------------------------------------------------------------------
           24,600  Standard and Poor's 500
                   Depositary Receipt                                 3,135,270
--------------------------------------------------------------------------------
                                                                      4,687,699
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
           27,381  Education Management Corp.(1)                      1,176,014
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.3%
--------------------------------------------------------------------------------
           15,700  AllianceBernstein Holding L.P.                     1,024,896
--------------------------------------------------------------------------------
          445,358  Bank of America Corp.                             21,555,328
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,600  CIT Group Inc.                                $    1,007,440
--------------------------------------------------------------------------------
          287,001  Citigroup Inc.                                    14,149,149
--------------------------------------------------------------------------------
           11,990  Deutsche Boerse AG ORD                             1,557,790
--------------------------------------------------------------------------------
           48,733  ING Groep N.V. CVA ORD                             1,905,970
--------------------------------------------------------------------------------
          117,252  J.P. Morgan Chase & Co.                            4,999,625
--------------------------------------------------------------------------------
           50,538  McGraw-Hill Companies,
                   Inc. (The)                                         2,607,761
--------------------------------------------------------------------------------
                                                                     48,807,959
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
--------------------------------------------------------------------------------
          172,132  AT&T Inc.                                          4,485,760
--------------------------------------------------------------------------------
          311,005  Axtel, SA de CV ORD(1)                               622,531
--------------------------------------------------------------------------------
          119,739  BellSouth Corp.                                    4,043,586
--------------------------------------------------------------------------------
            2,124  CenturyTel Inc.                                       75,933
--------------------------------------------------------------------------------
           22,254  Commonwealth Telephone
                   Enterprises, Inc.                                    735,495
--------------------------------------------------------------------------------
            5,938  Embarq Corp.(1)                                      247,436
--------------------------------------------------------------------------------
           95,880  Hellenic Telecommunications
                   Organization SA ORD(1)                             2,124,908
--------------------------------------------------------------------------------
        1,585,000  Telekomunikasi Indonesia
                   Tbk PT ORD                                         1,207,374
--------------------------------------------------------------------------------
          219,230  Telenor ASA ORD                                    2,765,462
--------------------------------------------------------------------------------
          176,582  Verizon Communications                             5,511,125
--------------------------------------------------------------------------------
           20,000  Vivax SA ORD(1)                                      249,656
--------------------------------------------------------------------------------
          215,530  VolgaTelecom ORD                                     734,957
--------------------------------------------------------------------------------
                                                                     22,804,223
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.6%
--------------------------------------------------------------------------------
           71,799  Equatorial Energia SA ORD(1)                         440,708
--------------------------------------------------------------------------------
           52,400  Exelon Corporation                                 2,966,364
--------------------------------------------------------------------------------
           68,283  FirstEnergy Corp.                                  3,579,395
--------------------------------------------------------------------------------
           11,800  FPL Group, Inc.                                      469,994
--------------------------------------------------------------------------------
           74,000  Northeast Utilities                                1,497,020
--------------------------------------------------------------------------------
          106,930  Pepco Holdings, Inc.                               2,455,113
--------------------------------------------------------------------------------
           74,200  PPL Corporation                                    2,208,934
--------------------------------------------------------------------------------
                                                                     13,617,528
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
          366,900  ABB Ltd. ORD                                       4,634,780
--------------------------------------------------------------------------------
              780  Acuity Brands Inc.                                    31,122
--------------------------------------------------------------------------------
           63,600  Alstom RGPT ORD(1)                                 5,397,703
--------------------------------------------------------------------------------
           34,100  Cooper Industries, Ltd. Cl A                       3,036,946
--------------------------------------------------------------------------------
           58,082  Emerson Electric Co.                               4,792,927
--------------------------------------------------------------------------------
           45,000  General Cable Corp.(1)                             1,451,700
--------------------------------------------------------------------------------
            9,297  Hubbell Inc. Cl B                                    468,104
--------------------------------------------------------------------------------
          115,000  Matsushita Electric Works,
                   Ltd. ORD                                           1,324,116
--------------------------------------------------------------------------------
          117,000  Mitsubishi Electric Corp. ORD                        944,143
--------------------------------------------------------------------------------
           35,445  Roper Industries Inc.                              1,660,244
--------------------------------------------------------------------------------
           23,730  Schneider Electric SA ORD                          2,460,825
--------------------------------------------------------------------------------
                                                                     26,202,610
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.8%
--------------------------------------------------------------------------------
           92,561  Arrow Electronics, Inc.(1)                         3,008,232
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           63,742  AU Optronics Corp. ADR                        $      925,534
--------------------------------------------------------------------------------
          295,000  Hon Hai Precision Industry
                   Co., Ltd. ORD                                      1,896,988
--------------------------------------------------------------------------------
           68,700  Hoya Corp. ORD                                     2,610,288
--------------------------------------------------------------------------------
           15,077  Itron Inc.(1)                                        901,605
--------------------------------------------------------------------------------
           38,338  Jabil Circuit, Inc.                                1,334,929
--------------------------------------------------------------------------------
            7,500  Keyence Corp. ORD                                  1,904,878
--------------------------------------------------------------------------------
           27,237  Molex Inc.                                           966,914
--------------------------------------------------------------------------------
           14,800  Murata Manufacturing Co.
                   Ltd. ORD                                             948,608
--------------------------------------------------------------------------------
           36,000  Nan Ya Printed Circuit
                   Board Corp. ORD(1)                                   362,978
--------------------------------------------------------------------------------
           36,731  Orbotech Ltd.(1)                                     922,683
--------------------------------------------------------------------------------
           19,684  Plexus Corp.(1)                                      774,172
--------------------------------------------------------------------------------
           12,000  Vishay Intertechnology, Inc.(1)                      195,000
--------------------------------------------------------------------------------
                                                                     16,752,809
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.4%
--------------------------------------------------------------------------------
           28,448  Aker Kvaerner ASA ORD                              2,861,492
--------------------------------------------------------------------------------
           21,700  Cameron International Corp.(1)                     1,017,730
--------------------------------------------------------------------------------
           34,163  CAT Oil AG ORD(1)                                    755,813
--------------------------------------------------------------------------------
           54,100  Diamond Offshore Drilling,
                   Inc.                                               4,638,534
--------------------------------------------------------------------------------
           47,960  Grey Wolf Inc.(1)                                    366,894
--------------------------------------------------------------------------------
           14,200  Helmerich & Payne, Inc.                              933,792
--------------------------------------------------------------------------------
           19,600  Oceaneering International,
                   Inc.(1)                                            1,470,000
--------------------------------------------------------------------------------
           86,630  Saipem SpA ORD                                     2,035,325
--------------------------------------------------------------------------------
           53,800  Schlumberger Ltd.                                  3,527,666
--------------------------------------------------------------------------------
          881,100  Scomi Group Berhad ORD                               288,766
--------------------------------------------------------------------------------
           59,800  Superior Energy Services(1)                        1,967,420
--------------------------------------------------------------------------------
          186,200  TETRA Technologies, Inc.(1)                        5,412,834
--------------------------------------------------------------------------------
           76,400  Weatherford International
                   Ltd.(1)                                            3,975,856
--------------------------------------------------------------------------------
                                                                     29,252,122
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.7%
--------------------------------------------------------------------------------
          712,693  Centros Comerciales
                   Sudamericanos SA ORD                               1,744,307
--------------------------------------------------------------------------------
          217,409  Kroger Co. (The)                                   4,372,095
--------------------------------------------------------------------------------
           32,818  Longs Drug Stores Corp.                            1,510,941
--------------------------------------------------------------------------------
           93,973  Pyaterochka Holding N.V.
                   GDR(1)                                             1,555,253
--------------------------------------------------------------------------------
            2,720  Shinsegae Co. Ltd. ORD                             1,249,652
--------------------------------------------------------------------------------
            6,720  Supervalu Inc.                                       195,955
--------------------------------------------------------------------------------
           75,600  Wal-Mart Stores, Inc.                              3,662,820
--------------------------------------------------------------------------------
          150,000  Wumart Stores Inc. Cl H ORD                          443,741
--------------------------------------------------------------------------------
                                                                     14,734,764
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.8%
--------------------------------------------------------------------------------
          145,300  Archer-Daniels-Midland Co.                         6,040,121
--------------------------------------------------------------------------------
          109,749  Campbell Soup Company                              3,862,067
--------------------------------------------------------------------------------
        1,094,000  China Yurun Food Group
                   Ltd. ORD                                             810,851
--------------------------------------------------------------------------------
            9,600  CJ Corp. ORD                                       1,112,750
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           45,800  ConAgra Foods, Inc.                           $    1,035,080
--------------------------------------------------------------------------------
          129,940  General Mills, Inc.                                6,742,587
--------------------------------------------------------------------------------
        2,502,000  Global Bio-Chem Technology
                   Group Co. Ltd.                                     1,023,969
--------------------------------------------------------------------------------
           23,910  Groupe Danone ORD                                  2,883,806
--------------------------------------------------------------------------------
           16,100  H.J. Heinz Company                                   681,835
--------------------------------------------------------------------------------
            4,500  Kellogg Co.                                          211,950
--------------------------------------------------------------------------------
           97,500  Kraft Foods Inc. Cl A                              3,227,250
--------------------------------------------------------------------------------
          188,000  Kuala Lumpur Kepong Bhd
                   ORD                                                  522,941
--------------------------------------------------------------------------------
           67,050  Royal Numico N.V. ORD                              2,976,241
--------------------------------------------------------------------------------
           54,800  Sara Lee Corp.                                       929,956
--------------------------------------------------------------------------------
              731  Seaboard Corp.                                       959,072
--------------------------------------------------------------------------------
        1,741,000  Uni-President Enterprises
                   Corp. ORD                                          1,277,150
--------------------------------------------------------------------------------
          110,400  Unilever N.V. New York
                   Shares                                             2,498,352
--------------------------------------------------------------------------------
        1,022,000  Xiwang Sugar Holdings Co.
                   Ltd. ORD                                            717,965
--------------------------------------------------------------------------------
                                                                     37,513,943
--------------------------------------------------------------------------------
GAS UTILITIES(2)
--------------------------------------------------------------------------------
            1,524  UGI Corp.                                             35,448
--------------------------------------------------------------------------------
           29,000  WGL Holdings Inc.                                    835,200
--------------------------------------------------------------------------------
                                                                         870,648
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
--------------------------------------------------------------------------------
           15,540  Alcon Inc.                                         1,679,563
--------------------------------------------------------------------------------
           82,300  Baxter International, Inc.                         3,102,710
--------------------------------------------------------------------------------
           42,400  Beckman Coulter, Inc.                              2,344,720
--------------------------------------------------------------------------------
          118,201  Becton Dickinson & Co.                             7,142,885
--------------------------------------------------------------------------------
           13,500  Cytyc Corp.(1)                                       354,780
--------------------------------------------------------------------------------
           11,900  DJ Orthopedics Inc.(1)                               456,365
--------------------------------------------------------------------------------
           33,878  Edwards Lifesciences
                   Corporation(1)                                     1,502,151
--------------------------------------------------------------------------------
           24,800  Essilor International SA Cie
                   Generale D'Optique ORD                             2,495,537
--------------------------------------------------------------------------------
            8,300  Intuitive Surgical Inc.(1)                           923,707
--------------------------------------------------------------------------------
           15,405  Kinetic Concepts Inc.(1)                             599,255
--------------------------------------------------------------------------------
           29,500  St. Jude Medical, Inc.(1)                          1,005,950
--------------------------------------------------------------------------------
                                                                     21,607,623
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
--------------------------------------------------------------------------------
            2,198  Aetna Inc.                                            84,535
--------------------------------------------------------------------------------
          150,471  AmerisourceBergen Corp.                            6,559,031
--------------------------------------------------------------------------------
           64,587  Cardinal Health, Inc.                              4,321,516
--------------------------------------------------------------------------------
           24,745  Caremark Rx Inc.(1)                                1,187,018
--------------------------------------------------------------------------------
           26,583  Express Scripts, Inc.(1)                           1,948,002
--------------------------------------------------------------------------------
           18,670  Fresenius Medical Care AG
                   ORD                                                2,090,842
--------------------------------------------------------------------------------
           59,600  HCA Inc.                                           2,649,220
--------------------------------------------------------------------------------
           80,105  Humana Inc.(1)                                     4,055,716
--------------------------------------------------------------------------------
           30,200  Laboratory Corporation of
                   America Holdings(1)                                1,792,672
--------------------------------------------------------------------------------
          101,329  McKesson Corp.                                     5,015,786
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           18,200  Quest Diagnostics Inc.                        $    1,014,468
--------------------------------------------------------------------------------
           51,474  Sierra Health Services, Inc.(1)                    2,120,729
--------------------------------------------------------------------------------
           82,563  UnitedHealth Group
                   Incorporated                                       3,629,469
--------------------------------------------------------------------------------
           15,400  Universal Health Services,
                   Inc. Cl B                                            781,704
--------------------------------------------------------------------------------
            3,381  WellCare Health Plans Inc.(1)                        168,205
--------------------------------------------------------------------------------
                                                                     37,418,913
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
--------------------------------------------------------------------------------
           40,100  Accor SA ORD                                       2,350,696
--------------------------------------------------------------------------------
           51,924  Choice Hotels International
                   Inc.                                               2,807,531
--------------------------------------------------------------------------------
           97,574  Darden Restaurants, Inc.                           3,455,095
--------------------------------------------------------------------------------
           11,594  Domino's Pizza Inc.                                  274,546
--------------------------------------------------------------------------------
           59,220  Greek Organization of
                   Football Prognostics SA ORD                        2,010,390
--------------------------------------------------------------------------------
           49,600  Harrah's Entertainment, Inc.                       3,771,584
--------------------------------------------------------------------------------
           51,300  International Game
                   Technology                                         1,909,899
--------------------------------------------------------------------------------
           16,900  International Speedway Corp.                         820,326
--------------------------------------------------------------------------------
           57,900  Las Vegas Sands Corp.(1)                           4,088,320
--------------------------------------------------------------------------------
           62,600  McDonald's Corporation                             2,076,442
--------------------------------------------------------------------------------
           55,667  Orascom Hotels &
                   Development ORD(1)                                   312,730
--------------------------------------------------------------------------------
           34,100  OSI Restaurant Partners, Inc.                      1,250,788
--------------------------------------------------------------------------------
            1,576  Papa John's International Inc.(1)                     49,581
--------------------------------------------------------------------------------
           23,900  Penn National Gaming, Inc.(1)                        918,477
--------------------------------------------------------------------------------
           30,600  Pinnacle Entertainment Inc.(1)                       947,070
--------------------------------------------------------------------------------
            4,725  Royal Caribbean Cruises Ltd.                         179,928
--------------------------------------------------------------------------------
           24,600  Scientific Games Corp. Cl A(1)                       937,998
--------------------------------------------------------------------------------
            1,935  Shreveport Gaming Holdings
                   Inc.(1)                                               34,404
--------------------------------------------------------------------------------
           35,900  Speedway Motorsports Inc.                          1,380,355
--------------------------------------------------------------------------------
           27,200  Station Casinos Inc.                               1,985,600
--------------------------------------------------------------------------------
              126  Trump Entertainment
                   Resorts, Inc.(1)                                       2,729
--------------------------------------------------------------------------------
           32,511  Yum! Brands, Inc.                                  1,638,554
--------------------------------------------------------------------------------
                                                                     33,203,043
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.4%
--------------------------------------------------------------------------------
           93,337  Corporacion GEO SA de CV,
                   Series B ORD(1)                                      322,715
--------------------------------------------------------------------------------
           49,539  Gafisa SA ORD(1)                                     491,083
--------------------------------------------------------------------------------
          153,000  Matsushita Electric
                   Industrial Co., Ltd. ORD                           3,280,171
--------------------------------------------------------------------------------
          110,000  Newell Rubbermaid Inc.                             2,910,600
--------------------------------------------------------------------------------
          180,000  Sekisui Chemical Co. Ltd.
                   ORD                                                1,518,043
--------------------------------------------------------------------------------
          139,659  Urbi Desarrollos Urbanos SA
                   de CV ORD(1)                                         338,911
--------------------------------------------------------------------------------
                                                                      8,861,523
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
           98,655  Colgate-Palmolive Co.                              5,952,843
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           90,500  Kimberly-Clark Corp.                          $    5,490,635
--------------------------------------------------------------------------------
            4,832  Procter & Gamble Co. (The)                           262,136
--------------------------------------------------------------------------------
           97,223  Reckitt Benckiser plc ORD                          3,571,170
--------------------------------------------------------------------------------
                                                                     15,276,784
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.5%
--------------------------------------------------------------------------------
          177,697  AES Corporation (The)(1)                           3,269,625
--------------------------------------------------------------------------------
          159,300  Malakoff Bhd ORD                                     429,948
--------------------------------------------------------------------------------
          111,000  Tractebel Energia SA ORD                             817,020
--------------------------------------------------------------------------------
          118,641  TXU Corp.                                          6,798,128
--------------------------------------------------------------------------------
                                                                     11,314,721
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.4%
--------------------------------------------------------------------------------
           38,422  Barloworld Ltd. ORD                                  651,820
--------------------------------------------------------------------------------
          344,400  General Electric Co.                              11,799,143
--------------------------------------------------------------------------------
          133,000  Keppel Corp. Ltd. ORD                              1,136,968
--------------------------------------------------------------------------------
          125,198  McDermott International, Inc.(1)                   8,214,241
--------------------------------------------------------------------------------
           20,410  Siemens AG ORD                                     1,754,935
--------------------------------------------------------------------------------
           10,564  Teleflex Inc.                                        647,996
--------------------------------------------------------------------------------
           50,200  Textron Inc.                                       4,564,686
--------------------------------------------------------------------------------
           77,900  Tyco International Ltd.                            2,111,869
--------------------------------------------------------------------------------
                                                                     30,881,658
--------------------------------------------------------------------------------
INSURANCE -- 1.9%
--------------------------------------------------------------------------------
           24,947  Ace, Ltd.                                          1,291,506
--------------------------------------------------------------------------------
           44,700  Allstate Corp.                                     2,458,947
--------------------------------------------------------------------------------
           11,100  Ambac Financial Group, Inc.                          889,665
--------------------------------------------------------------------------------
          114,400  American International
                   Group, Inc.                                        6,955,520
--------------------------------------------------------------------------------
           34,633  Arch Capital Group Ltd.(1)                         1,987,934
--------------------------------------------------------------------------------
           83,193  Axa SA ORD                                         2,888,166
--------------------------------------------------------------------------------
          132,529  Berkley (W.R.) Corp.                               4,555,022
--------------------------------------------------------------------------------
               15  Berkshire Hathaway Inc. Cl A(1)                    1,384,350
--------------------------------------------------------------------------------
           49,737  Chubb Corp.                                        2,513,211
--------------------------------------------------------------------------------
           18,700  Endurance Specialty
                   Holdings Ltd.                                        571,285
--------------------------------------------------------------------------------
           76,779  First American Financial
                   Corp. (The)                                        3,222,415
--------------------------------------------------------------------------------
           26,700  Hartford Financial Services
                   Group Inc. (The)                                   2,347,998
--------------------------------------------------------------------------------
           10,859  LandAmerica Financial
                   Group Inc.                                           726,684
--------------------------------------------------------------------------------
           43,800  Loews Corp.                                        1,488,324
--------------------------------------------------------------------------------
           87,700  Marsh & McLennan
                   Companies, Inc.                                    2,458,231
--------------------------------------------------------------------------------
            8,910  PartnerRe Ltd.                                       547,252
--------------------------------------------------------------------------------
            1,691  Protective Life Corporation                           74,945
--------------------------------------------------------------------------------
           54,000  St. Paul Travelers
                   Companies, Inc. (The)                              2,377,080
--------------------------------------------------------------------------------
           24,900  Torchmark Corp.                                    1,466,112
--------------------------------------------------------------------------------
           21,182  Zenith National Insurance
                   Corp.                                                847,280
--------------------------------------------------------------------------------
                                                                     41,051,927
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(2)
--------------------------------------------------------------------------------
           14,932  NutriSystem, Inc.(1)                          $    1,014,181
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.2%
--------------------------------------------------------------------------------
           29,489  Akamai Technologies, Inc.(1)                         922,711
--------------------------------------------------------------------------------
           16,600  eBay Inc.(1)                                         544,646
--------------------------------------------------------------------------------
            7,507  Google Inc. Cl A(1)                                2,791,252
--------------------------------------------------------------------------------
           88,667  RealNetworks Inc.(1)                                 838,790
--------------------------------------------------------------------------------
                                                                      5,097,399
--------------------------------------------------------------------------------
IT SERVICES -- 1.9%
--------------------------------------------------------------------------------
          188,865  Accenture Ltd. Cl A                                5,316,550
--------------------------------------------------------------------------------
          108,032  Acxiom Corp.                                       2,547,395
--------------------------------------------------------------------------------
           69,000  Alliance Data Systems Corp.(1)                     3,661,830
--------------------------------------------------------------------------------
           54,400  Ceridian Corp.(1)                                  1,323,552
--------------------------------------------------------------------------------
           21,237  Computer Sciences Corp.(1)                         1,194,581
--------------------------------------------------------------------------------
           29,000  Fiserv, Inc.(1)                                    1,251,350
--------------------------------------------------------------------------------
           91,963  Global Payments Inc.                               4,283,637
--------------------------------------------------------------------------------
          218,178  International Business
                   Machines Corp.                                    17,432,422
--------------------------------------------------------------------------------
           56,065  Tata Consultancy Services
                   Ltd. ORD                                           2,161,831
--------------------------------------------------------------------------------
           31,733  VeriFone Holdings Inc.(1)                          1,004,032
--------------------------------------------------------------------------------
                                                                     40,177,180
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           36,700  Hasbro, Inc.                                         680,418
--------------------------------------------------------------------------------
           63,000  Sega Sammy Holdings Inc.
                   ORD                                                2,488,792
--------------------------------------------------------------------------------
                                                                      3,169,210
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
--------------------------------------------------------------------------------
           94,810  Applera Corporation-Applied
                   Biosystems Group                                   2,806,376
--------------------------------------------------------------------------------
           89,700  Pharmaceutical Product
                   Development, Inc.                                  3,258,801
--------------------------------------------------------------------------------
           75,000  Thermo Electron Corp.(1)                           2,755,500
--------------------------------------------------------------------------------
                                                                      8,820,677
--------------------------------------------------------------------------------
MACHINERY -- 1.7%
--------------------------------------------------------------------------------
           38,300  AGCO Corp.(1)                                        936,818
--------------------------------------------------------------------------------
          108,370  Atlas Copco AB A Shares
                   ORD                                                2,938,604
--------------------------------------------------------------------------------
           50,023  Cummins Inc.                                       5,513,035
--------------------------------------------------------------------------------
            2,092  Danaher Corp.                                        134,118
--------------------------------------------------------------------------------
           21,600  Deere & Co.                                        1,848,960
--------------------------------------------------------------------------------
           26,800  Dover Corp.                                        1,308,912
--------------------------------------------------------------------------------
           39,900  Ingersoll-Rand Company Cl A                        1,740,039
--------------------------------------------------------------------------------
           37,000  JLG Industries Inc.                                  804,750
--------------------------------------------------------------------------------
           73,100  JTEKT Corp. ORD                                    1,440,650
--------------------------------------------------------------------------------
          102,000  Komatsu Ltd. ORD                                   2,023,792
--------------------------------------------------------------------------------
           13,800  Lupatech SA ORD(1)                                   133,652
--------------------------------------------------------------------------------
           11,750  MAN AG ORD                                           844,587
--------------------------------------------------------------------------------
           83,800  Manitowoc Co.                                      3,853,962
--------------------------------------------------------------------------------
           49,000  NGK Insulators Ltd. ORD                              578,543
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           16,100  Parker-Hannifin Corp.                         $    1,256,122
--------------------------------------------------------------------------------
           15,500  Sandvik AB ORD                                       904,940
--------------------------------------------------------------------------------
          180,000  Sumitomo Heavy Industries
                   Ltd. ORD                                           1,677,837
--------------------------------------------------------------------------------
           55,200  Terex Corp.(1)                                     5,050,800
--------------------------------------------------------------------------------
           47,100  Trinity Industries, Inc.                           2,936,214
--------------------------------------------------------------------------------
              900  Vallourec ORD                                      1,127,580
--------------------------------------------------------------------------------
                                                                     37,053,915
--------------------------------------------------------------------------------
MARINE -- 0.1%
--------------------------------------------------------------------------------
           43,585  American Commercial Lines
                   Inc.(1)                                            2,393,252
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
           19,263  CBS Corp. Cl B                                       499,104
--------------------------------------------------------------------------------
          106,383  Disney (Walt) Co.                                  3,244,682
--------------------------------------------------------------------------------
           14,578  DreamWorks Animation SKG
                   Inc.(1)                                              378,299
--------------------------------------------------------------------------------
           16,800  Focus Media Holding Ltd.
                   ADR(1)                                             1,061,256
--------------------------------------------------------------------------------
           35,100  Gannett Co., Inc.                                  1,895,751
--------------------------------------------------------------------------------
           12,079  John Wiley & Sons Inc. Cl A                          420,712
--------------------------------------------------------------------------------
           37,000  Lamar Advertising Co. Cl A(1)                      2,017,240
--------------------------------------------------------------------------------
           13,400  New York Times Co. (The)
                   Cl A                                                 323,744
--------------------------------------------------------------------------------
          355,609  Time Warner Inc.                                   6,120,031
--------------------------------------------------------------------------------
           16,369  TVN SA ORD(1)                                        465,663
--------------------------------------------------------------------------------
           19,758  Valassis Communications,
                   Inc.(1)                                              572,784
--------------------------------------------------------------------------------
           43,095  Viacom Inc. Cl B                                   1,626,836
--------------------------------------------------------------------------------
           59,900  Westwood One, Inc.                                   480,398
--------------------------------------------------------------------------------
                                                                     19,106,500
--------------------------------------------------------------------------------
METALS & MINING -- 1.9%
--------------------------------------------------------------------------------
           86,400  Allegheny Technologies Inc.                        5,497,633
--------------------------------------------------------------------------------
           31,080  Anglo American plc ORD                             1,233,743
--------------------------------------------------------------------------------
          184,009  BHP Billiton Ltd. ORD                              3,907,618
--------------------------------------------------------------------------------
           20,100  Carpenter Technology                               2,247,180
--------------------------------------------------------------------------------
        2,085,000  China Steel Corp. ORD                              1,985,094
--------------------------------------------------------------------------------
           63,449  Freeport-McMoRan Copper
                   & Gold, Inc. Cl B                                  3,552,510
--------------------------------------------------------------------------------
            2,554  Impala Platinum Holdings
                   Limited ORD                                          430,247
--------------------------------------------------------------------------------
           23,276  Kazakhmys plc ORD                                    494,272
--------------------------------------------------------------------------------
           47,272  Kumba Resources Ltd. ORD                             811,780
--------------------------------------------------------------------------------
           47,626  Nucor Corp.                                        5,013,589
--------------------------------------------------------------------------------
           79,400  Oregon Steel Mills, Inc.(1)                        3,726,242
--------------------------------------------------------------------------------
            6,420  POSCO ORD                                          1,681,106
--------------------------------------------------------------------------------
        1,231,500  PT Aneka Tambang Tbk ORD                             592,131
--------------------------------------------------------------------------------
           10,199  Quanex Corporation                                   401,025
--------------------------------------------------------------------------------
            6,175  Reliance Steel & Aluminum
                   Company                                              497,767
--------------------------------------------------------------------------------
           31,410  Rio Tinto Ltd. ORD                                 1,845,360
--------------------------------------------------------------------------------
           41,188  Steel Dynamics Inc.                                2,392,611
--------------------------------------------------------------------------------
           46,913  Ternium SA ADR(1)                                  1,097,764
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

          100,800  Titanium Metals Corp.(1)                      $    3,647,952
--------------------------------------------------------------------------------
                                                                     41,055,624
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.5%
--------------------------------------------------------------------------------
            6,900  Ameren Corp.                                         341,481
--------------------------------------------------------------------------------
            8,200  Consolidated Edison, Inc.                            361,620
--------------------------------------------------------------------------------
           15,900  Dominion Resources Inc.                            1,154,022
--------------------------------------------------------------------------------
           54,400  NiSource Inc.                                      1,184,288
--------------------------------------------------------------------------------
            3,987  OGE Energy Corp.                                     124,115
--------------------------------------------------------------------------------
           18,934  Vectren Corp.                                        502,319
--------------------------------------------------------------------------------
           50,260  Veolia Environnement ORD                           2,784,676
--------------------------------------------------------------------------------
           43,300  Wisconsin Energy Corp.                             1,726,371
--------------------------------------------------------------------------------
          141,400  XCEL Energy Inc.                                   2,654,078
--------------------------------------------------------------------------------
                                                                     10,832,970
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.0%
--------------------------------------------------------------------------------
          315,704  Comercial Siglo XXI SA ORD                         1,056,886
--------------------------------------------------------------------------------
          196,500  Dollar General Corp.                               3,202,950
--------------------------------------------------------------------------------
           41,594  Dollar Tree Stores Inc.(1)                         1,099,329
--------------------------------------------------------------------------------
           29,485  Family Dollar Stores, Inc.                           736,535
--------------------------------------------------------------------------------
        1,263,000  Golden Eagle Retail Group
                   Ltd. ORD(1)                                          736,678
--------------------------------------------------------------------------------
           86,963  J.C. Penney Co. Inc.                               5,283,873
--------------------------------------------------------------------------------
           30,015  Lojas Renner SA ORD                                1,524,522
--------------------------------------------------------------------------------
          154,880  Marks & Spencer Group plc
                   ORD                                                1,572,078
--------------------------------------------------------------------------------
          400,000  Parkson Retail Group Ltd.
                   ORD                                                1,185,888
--------------------------------------------------------------------------------
           15,190  PPR SA ORD                                         1,883,646
--------------------------------------------------------------------------------
            6,000  Sears Holdings Corp.(1)                              911,220
--------------------------------------------------------------------------------
           42,900  Target Corp.                                       2,098,668
--------------------------------------------------------------------------------
                                                                     21,292,273
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           90,100  Xerox Corp.(1)                                     1,237,073
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 4.9%
--------------------------------------------------------------------------------
           10,200  Anadarko Petroleum Corp.                             506,634
--------------------------------------------------------------------------------
           21,900  ATP Oil & Gas Corp.(1)                               919,362
--------------------------------------------------------------------------------
          267,080  BG Group plc ORD                                   3,544,694
--------------------------------------------------------------------------------
          294,610  BP plc ORD                                         3,441,965
--------------------------------------------------------------------------------
          288,738  Chevron Corp.                                     17,263,645
--------------------------------------------------------------------------------
        1,506,000  China Petroleum & Chemical
                   Corp. Cl H ORD                                       892,974
--------------------------------------------------------------------------------
           80,945  ConocoPhillips                                     5,123,009
--------------------------------------------------------------------------------
            8,800  Devon Energy Corporation                             504,768
--------------------------------------------------------------------------------
           78,150  ENI SpA ORD                                        2,351,679
--------------------------------------------------------------------------------
           97,400  Equitable Resources Inc.                           3,277,510
--------------------------------------------------------------------------------
          427,901  Exxon Mobil Corp.                                 26,063,451
--------------------------------------------------------------------------------
            1,915  Frontier Oil Corp.                                   107,240
--------------------------------------------------------------------------------
           41,850  GS Holdings Corp. ORD                              1,248,003
--------------------------------------------------------------------------------
           18,001  Kerr-McGee Corp.                                   1,923,407
--------------------------------------------------------------------------------
           32,115  Marathon Oil Corp.                                 2,410,231
--------------------------------------------------------------------------------
           12,800  Murphy Oil Corp.                                     674,944
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           25,641  NovaTek OAO GDR                               $      992,307
--------------------------------------------------------------------------------
           59,821  OAO Gazprom ADR                                    2,554,357
--------------------------------------------------------------------------------
           33,355  Occidental Petroleum Corp.                         3,305,147
--------------------------------------------------------------------------------
           34,600  Peabody Energy Corp.                               2,156,964
--------------------------------------------------------------------------------
        1,154,000  PetroChina Co. Ltd. Cl H ORD                       1,242,076
--------------------------------------------------------------------------------
           23,212  Petroleo Brasileiro SA ADR                         2,015,962
--------------------------------------------------------------------------------
           47,443  Repsol YPF, SA ORD                                 1,323,112
--------------------------------------------------------------------------------
           79,200  Royal Dutch Shell plc ADR                          5,251,752
--------------------------------------------------------------------------------
           57,400  Southwestern Energy
                   Company(1)                                         1,854,020
--------------------------------------------------------------------------------
           35,080  Statoil ASA ORD                                    1,014,756
--------------------------------------------------------------------------------
           20,890  Suncor Energy Inc. ORD                             1,685,460
--------------------------------------------------------------------------------
            1,487  Sunoco, Inc.                                         101,993
--------------------------------------------------------------------------------
            5,547  Tesoro Corporation                                   377,806
--------------------------------------------------------------------------------
           63,040  Total SA ORD                                       4,086,324
--------------------------------------------------------------------------------
           33,852  Tupras Turkiye Petrol Rafine
                   ORD                                                  570,116
--------------------------------------------------------------------------------
           58,413  Valero Energy Corp.                                3,583,638
--------------------------------------------------------------------------------
                                                                    102,369,306
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
           56,208  Louisiana-Pacific Corp.                            1,363,606
--------------------------------------------------------------------------------
           39,100  MeadWestvaco Corp.                                 1,071,340
--------------------------------------------------------------------------------
        1,109,001  Nine Dragons Paper
                    Holdings Ltd. ORD(1)                                922,035
--------------------------------------------------------------------------------
          107,618  Sappi Ltd. ORD                                     1,325,918
--------------------------------------------------------------------------------
           37,200  Weyerhaeuser Co.                                   2,379,312
--------------------------------------------------------------------------------
                                                                      7,062,211
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
            2,180  Amorepacific Corp. ORD                               735,090
--------------------------------------------------------------------------------
           33,500  Avon Products, Inc.                                1,061,949
--------------------------------------------------------------------------------
           21,141  Oriflame Cosmetics SA SDR                            716,585
--------------------------------------------------------------------------------
           21,141  Oriflame Cosmetics SA SDR
                   Rights(1)                                             22,375
--------------------------------------------------------------------------------
                                                                      2,535,999
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.3%
--------------------------------------------------------------------------------
          124,400  Abbott Laboratories                                5,311,880
--------------------------------------------------------------------------------
           26,630  Alpharma Inc. Cl A                                   623,675
--------------------------------------------------------------------------------
           37,300  Bristol-Myers Squibb Co.                             915,715
--------------------------------------------------------------------------------
           26,700  Eisai Co. Ltd. ORD                                 1,206,472
--------------------------------------------------------------------------------
           16,300  Eli Lilly and Company                                841,732
--------------------------------------------------------------------------------
          187,880  GlaxoSmithKline plc ORD                            5,197,820
--------------------------------------------------------------------------------
           52,360  Johnson & Johnson                                  3,153,119
--------------------------------------------------------------------------------
          123,399  King Pharmaceuticals, Inc.(1)                      2,194,034
--------------------------------------------------------------------------------
           71,101  Merck & Co., Inc.                                  2,366,952
--------------------------------------------------------------------------------
          116,176  Novartis AG ORD                                    6,437,281
--------------------------------------------------------------------------------
           20,300  Novo Nordisk AS Cl B ORD                           1,255,120
--------------------------------------------------------------------------------
          190,018  Pfizer Inc.                                        4,495,826
--------------------------------------------------------------------------------
           54,001  Roche Holding AG ORD                               8,402,912
--------------------------------------------------------------------------------
           49,000  Schering-Plough Corp.                                933,940
--------------------------------------------------------------------------------
           33,267  Teva Pharmaceutical
                   Industries Ltd. ADR                                1,211,251
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           55,700  Watson Pharmaceuticals,
                   Inc.(1)                                       $    1,410,881
--------------------------------------------------------------------------------
           51,200  Wyeth                                              2,341,888
--------------------------------------------------------------------------------
                                                                     48,300,498
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
--------------------------------------------------------------------------------
           83,548  CBL & Associates
                   Properties, Inc.                                   3,125,531
--------------------------------------------------------------------------------
            9,531  Taubman Centers Inc.                                 370,756
--------------------------------------------------------------------------------
                                                                      3,496,287
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
--------------------------------------------------------------------------------
           21,900  Jones Lang LaSalle Inc.                            1,741,269
--------------------------------------------------------------------------------
           51,000  Leopalace21 Corp. ORD                              1,521,239
--------------------------------------------------------------------------------
           72,000  Sumitomo Realty &
                   Development Co. Ltd. ORD                           1,725,776
--------------------------------------------------------------------------------
                                                                      4,988,284
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
              837  Burlington Northern Santa
                   Fe Corp.                                              64,792
--------------------------------------------------------------------------------
              330  East Japan Railway
                   Company ORD                                        2,346,575
--------------------------------------------------------------------------------
            3,718  Norfolk Southern Corp.                               196,162
--------------------------------------------------------------------------------
            4,395  Union Pacific Corp.                                  407,856
--------------------------------------------------------------------------------
                                                                      3,015,385
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.6%
--------------------------------------------------------------------------------
        2,492,000  Advanced Semiconductor
                   Manufacturing Corp. Cl H
                   ORD(1)                                               597,471
--------------------------------------------------------------------------------
           88,850  ASML Holding N.V. ORD(1)                           1,797,238
--------------------------------------------------------------------------------
           33,000  Broadcom Corp. Cl A(1)                             1,115,730
--------------------------------------------------------------------------------
           19,200  Cymer, Inc.(1)                                       890,688
--------------------------------------------------------------------------------
          121,600  Freescale Semiconductor
                   Inc. Cl B(1)                                       3,795,136
--------------------------------------------------------------------------------
           37,270  Hynix Semiconductor Inc.
                   ORD(1)                                             1,256,733
--------------------------------------------------------------------------------
          222,000  Intel Corp.                                        4,000,440
--------------------------------------------------------------------------------
           69,100  Intersil Corp. Cl A                                1,852,571
--------------------------------------------------------------------------------
          704,571  King Yuan Electronics Co.
                   Ltd. ORD                                             741,191
--------------------------------------------------------------------------------
           56,166  Lam Research Corp.(1)                              2,515,675
--------------------------------------------------------------------------------
           13,700  Marvell Technology Group
                   Ltd.(1)                                              653,079
--------------------------------------------------------------------------------
           99,600  MEMC Electronic Materials
                   Inc.(1)                                            3,487,992
--------------------------------------------------------------------------------
          150,216  National Semiconductor Corp.                       3,857,547
--------------------------------------------------------------------------------
           31,254  OmniVision Technologies,
                   Inc.(1)                                              915,742
--------------------------------------------------------------------------------
           35,458  ON Semiconductor Corp.(1)                            214,166
--------------------------------------------------------------------------------
          121,200  RF Micro Devices, Inc.(1)                            878,700
--------------------------------------------------------------------------------
            7,060  Samsung Electronics ORD                            4,552,920
--------------------------------------------------------------------------------
           32,358  Texas Instruments Inc.                             1,010,540
--------------------------------------------------------------------------------
                                                                     34,133,559
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
SOFTWARE -- 1.2%
--------------------------------------------------------------------------------
           15,696  Autodesk, Inc.(1)                             $      571,177
--------------------------------------------------------------------------------
          221,400  BEA Systems Inc.(1)                                3,002,184
--------------------------------------------------------------------------------
            9,780  BMC Software Inc.(1)                                 197,067
--------------------------------------------------------------------------------
           81,574  Cadence Design Systems
                   Inc.(1)                                            1,471,595
--------------------------------------------------------------------------------
           47,900  Citrix Systems, Inc.(1)                            1,800,082
--------------------------------------------------------------------------------
           14,932  Intuit Inc.(1)                                       825,590
--------------------------------------------------------------------------------
          365,559  Microsoft Corporation                              8,279,912
--------------------------------------------------------------------------------
          291,904  Oracle Corp.(1)                                    4,150,875
--------------------------------------------------------------------------------
           34,400  Red Hat Inc.(1)                                      901,968
--------------------------------------------------------------------------------
           17,500  SAP AG ADR                                           921,025
--------------------------------------------------------------------------------
           17,070  SAP AG ORD                                         3,583,431
--------------------------------------------------------------------------------
           41,850  Totvs SA ORD(1)                                      680,927
--------------------------------------------------------------------------------
                                                                     26,385,833
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.8%
--------------------------------------------------------------------------------
           27,925  AnnTaylor Stores
                   Corporation(1)                                     1,073,996
--------------------------------------------------------------------------------
          103,077  Barnes & Noble Inc.                                3,935,480
--------------------------------------------------------------------------------
          156,900  Carphone Warehouse Group
                   plc ORD                                              950,270
--------------------------------------------------------------------------------
          144,300  Circuit City Stores Inc.                           4,334,772
--------------------------------------------------------------------------------
           21,700  Dress Barn Inc.(1)                                   507,563
--------------------------------------------------------------------------------
           85,000  Foot Locker, Inc.                                  2,053,600
--------------------------------------------------------------------------------
          110,600  Gap, Inc. (The)                                    2,012,920
--------------------------------------------------------------------------------
           42,183  Group 1 Automotive, Inc.                           2,563,461
--------------------------------------------------------------------------------
           11,400  Guess?, Inc.(1)                                      472,644
--------------------------------------------------------------------------------
          136,872  Home Depot, Inc. (The)                             5,217,560
--------------------------------------------------------------------------------
           61,120  Inditex SA ORD                                     2,422,533
--------------------------------------------------------------------------------
           48,056  JD Group Ltd. ORD                                    563,477
--------------------------------------------------------------------------------
           32,550  Lowe's Companies, Inc.                             2,027,214
--------------------------------------------------------------------------------
          100,300  Office Depot, Inc.(1)                              4,169,471
--------------------------------------------------------------------------------
            5,706  Pantry Inc. (The)(1)                                 329,807
--------------------------------------------------------------------------------
           52,692  Payless ShoeSource, Inc.(1)                        1,405,823
--------------------------------------------------------------------------------
           57,300  Ross Stores, Inc.                                  1,618,725
--------------------------------------------------------------------------------
            2,504  Sherwin-Williams Co.                                 121,118
--------------------------------------------------------------------------------
           28,500  Yamada Denki Co. Ltd. ORD                          2,912,113
--------------------------------------------------------------------------------
                                                                     38,692,547
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
--------------------------------------------------------------------------------
            8,420  Adidas-Salomon AG ORD                              1,669,741
--------------------------------------------------------------------------------
           12,163  Brown Shoe Company, Inc.                             427,894
--------------------------------------------------------------------------------
            7,400  Carter's, Inc.(1)                                    432,456
--------------------------------------------------------------------------------
           57,470  Compagnie Financiere
                   Richemont AG Cl A ORD                              2,682,342
--------------------------------------------------------------------------------
           32,000  Liz Claiborne, Inc.                                1,237,440
--------------------------------------------------------------------------------
          103,530  Luxottica Group SpA ORD                            2,814,348
--------------------------------------------------------------------------------
            1,278  NIKE, Inc. Cl B                                      102,636
--------------------------------------------------------------------------------
           10,707  Phillips-Van Heusen                                  379,563
--------------------------------------------------------------------------------
           42,700  Polo Ralph Lauren Corp.                            2,412,550
--------------------------------------------------------------------------------
            5,040  Puma AG Rudolf Dassler
                   Sport ORD                                          1,840,165
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           21,500  VF Corp.                                      $    1,352,995
--------------------------------------------------------------------------------
                                                                     15,352,130
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.2%
--------------------------------------------------------------------------------
           61,552  Corus Bankshares Inc.                              1,738,844
--------------------------------------------------------------------------------
           22,988  Downey Financial Corp.                             1,565,483
--------------------------------------------------------------------------------
           40,900  Fannie Mae                                         2,034,775
--------------------------------------------------------------------------------
          148,700  Freddie Mac                                        8,927,947
--------------------------------------------------------------------------------
           29,137  Golden West Financial Corp.                        2,129,915
--------------------------------------------------------------------------------
           35,290  Hypo Real Estate Holding AG
                   ORD                                                2,229,219
--------------------------------------------------------------------------------
           23,500  MGIC Investment Corp.                              1,547,945
--------------------------------------------------------------------------------
           98,282  Washington Mutual, Inc.                            4,512,127
--------------------------------------------------------------------------------
                                                                     24,686,255
--------------------------------------------------------------------------------
TOBACCO -- 0.2%
--------------------------------------------------------------------------------
           36,900  Altria Group Inc.                                  2,669,715
--------------------------------------------------------------------------------
           70,290  British American Tobacco
                   plc ORD                                            1,758,040
--------------------------------------------------------------------------------
           10,350  Loews Corp. - Carolina Group                         480,654
--------------------------------------------------------------------------------
                                                                      4,908,409
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
--------------------------------------------------------------------------------
           12,875  UAP Holding Corp.                                    303,850
--------------------------------------------------------------------------------
           58,134  WESCO International Inc.(1)                        3,821,729
--------------------------------------------------------------------------------
                                                                      4,125,579
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
--------------------------------------------------------------------------------
          106,645  Cintra Concesiones de
                   Infraestructuras de
                   Transporte SA ORD                                  1,373,007
--------------------------------------------------------------------------------
           41,610  Grupo Aeroportuario del
                   Pacifico SA de CV ADR                              1,385,613
--------------------------------------------------------------------------------
                                                                      2,758,620
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
--------------------------------------------------------------------------------
          203,570  America Movil SA de CV
                   Series L ADR                                       6,648,596
--------------------------------------------------------------------------------
          156,900  American Tower Corp. Cl A(1)                       4,859,193
--------------------------------------------------------------------------------
           32,096  Bharti Airtel Ltd. ORD(1)                            254,067
--------------------------------------------------------------------------------
           64,991  China Mobile Hong Kong Ltd.
                   ADR                                                1,680,017
--------------------------------------------------------------------------------
          213,500  China Mobile Hong Kong Ltd.
                   ORD                                                1,113,198
--------------------------------------------------------------------------------
           31,400  Crown Castle International
                   Corp.(1)                                             997,578
--------------------------------------------------------------------------------
          150,796  NII Holdings, Inc.(1)                              8,212,350
--------------------------------------------------------------------------------
          183,414  SBA Communications Corp.
                   Cl A(1)                                            4,198,346
--------------------------------------------------------------------------------
          197,641  Sprint Nextel Corp.                                4,191,966
--------------------------------------------------------------------------------
            2,126  Vodafone Egypt
                   Telecommunications SAE
                   ORD                                                   29,509
--------------------------------------------------------------------------------
                                                                     32,184,820
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS & RIGHTS
(Cost $1,147,158,736)                                             1,324,681,102
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.1%

GAS UTILITIES(2)
--------------------------------------------------------------------------------
        6,730,000  Companhia de Gas de Sao
                   Paulo Cl A ORD                                $      773,463
--------------------------------------------------------------------------------
METALS & MINING(2)
--------------------------------------------------------------------------------
           20,800  Usinas Siderurgicas de
                   Minas Gerais SA ORD                                  669,339
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           23,895  Aracruz Celulose SA ADR                            1,222,229
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $2,548,029)                                                     2,665,031
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) -- 9.2%

      $    11,597  FHLMC, 6.50%, 12/1/12                                 11,767
--------------------------------------------------------------------------------
           72,433  FHLMC, 7.00%, 6/1/14                                  74,434
--------------------------------------------------------------------------------
          278,015  FHLMC, 6.50%, 6/1/16                                 282,293
--------------------------------------------------------------------------------
          339,653  FHLMC, 6.50%, 6/1/16                                 344,879
--------------------------------------------------------------------------------
        4,064,244  FHLMC, 4.50%, 1/1/19                               3,854,761
--------------------------------------------------------------------------------
           89,087  FHLMC, 5.00%, 10/1/19                                 86,162
--------------------------------------------------------------------------------
          630,373  FHLMC, 5.00%, 11/1/19                                609,676
--------------------------------------------------------------------------------
           23,703  FHLMC, 5.50%, 11/1/19                                 23,361
--------------------------------------------------------------------------------
           15,090  FHLMC, 5.50%, 11/1/19                                 14,872
--------------------------------------------------------------------------------
           20,619  FHLMC, 5.50%, 11/1/19                                 20,321
--------------------------------------------------------------------------------
           10,978  FHLMC, 5.50%, 11/1/19                                 10,820
--------------------------------------------------------------------------------
           16,719  FHLMC, 5.50%, 11/1/19                                 16,477
--------------------------------------------------------------------------------
           17,155  FHLMC, 5.50%, 12/1/19                                 16,907
--------------------------------------------------------------------------------
           11,400  FHLMC, 5.00%, 2/1/20                                  11,010
--------------------------------------------------------------------------------
           24,715  FHLMC, 5.00%, 2/1/20                                  23,870
--------------------------------------------------------------------------------
           59,219  FHLMC, 5.50%, 3/1/20                                  58,331
--------------------------------------------------------------------------------
           30,204  FHLMC, 5.50%, 3/1/20                                  29,752
--------------------------------------------------------------------------------
           24,956  FHLMC, 5.50%, 3/1/20                                  24,583
--------------------------------------------------------------------------------
           78,523  FHLMC, 5.00%, 5/1/20                                  75,838
--------------------------------------------------------------------------------
           40,840  FHLMC, 5.00%, 5/1/20                                  39,444
--------------------------------------------------------------------------------
           13,598  FHLMC, 5.00%, 5/1/20                                  13,133
--------------------------------------------------------------------------------
          404,670  FHLMC, 4.50%, 7/1/20                                 382,893
--------------------------------------------------------------------------------
          119,688  FHLMC, 4.00%, 10/1/20                                110,599
--------------------------------------------------------------------------------
       15,835,644  FHLMC, 5.00%, 4/1/21                              15,294,192
--------------------------------------------------------------------------------
            3,546  FHLMC, 8.00%, 6/1/26                                   3,771
--------------------------------------------------------------------------------
           15,686  FHLMC, 8.00%, 6/1/26                                  16,682
--------------------------------------------------------------------------------
            3,169  FHLMC, 8.00%, 6/1/26                                   3,370
--------------------------------------------------------------------------------
            1,842  FHLMC, 8.00%, 7/1/26                                   1,959
--------------------------------------------------------------------------------
           14,763  FHLMC, 7.00%, 8/1/29                                  15,150
--------------------------------------------------------------------------------
           64,558  FHLMC, 7.50%, 8/1/29                                  67,191
--------------------------------------------------------------------------------
           91,061  FHLMC, 8.00%, 7/1/30                                  96,643
--------------------------------------------------------------------------------
          103,791  FHLMC, 6.50%, 6/1/31                                 105,349
--------------------------------------------------------------------------------
        1,867,934  FHLMC, 5.50%, 12/1/33                              1,807,863
--------------------------------------------------------------------------------
           74,815  FHLMC, 6.50%, 5/1/34                                  75,707
--------------------------------------------------------------------------------
          205,974  FHLMC, 5.50%, 6/1/35                                 198,705
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   113,242  FHLMC, 5.00%, 9/1/35                          $      106,268
--------------------------------------------------------------------------------
          164,288  FHLMC, 5.00%, 9/1/35                                 154,171
--------------------------------------------------------------------------------
          141,849  FHLMC, 5.50%, 10/1/35                                136,843
--------------------------------------------------------------------------------
          448,600  FHLMC, 5.50%, 10/1/35                                432,769
--------------------------------------------------------------------------------
          731,216  FHLMC, 5.00%, 11/1/35                                686,187
--------------------------------------------------------------------------------
          866,973  FHLMC, 5.00%, 11/1/35                                813,584
--------------------------------------------------------------------------------
           78,866  FHLMC, 6.50%, 3/1/36                                  79,782
--------------------------------------------------------------------------------
           62,208  FHLMC, 6.50%, 3/1/36                                  62,931
--------------------------------------------------------------------------------
       14,519,000  FNMA, 5.00%, settlement
                   date 6/13/06(4)                                   13,620,637
--------------------------------------------------------------------------------
       15,457,000  FNMA, 5.50%, settlement
                   date 6/13/06(4)                                   14,887,023
--------------------------------------------------------------------------------
        2,484,120  FNMA, 5.00%, settlement
                   date 6/16/06(4)                                    2,399,506
--------------------------------------------------------------------------------
       14,294,000  FNMA, 5.50%, settlement
                   date 6/16/06(4)                                   14,079,590
--------------------------------------------------------------------------------
       31,393,500  FNMA, 6.00%, settlement
                   date 7/14/06(4)                                   30,981,461
--------------------------------------------------------------------------------
        9,114,380  FNMA, 6.50%, settlement
                   date 7/14/06(4)                                    9,188,434
--------------------------------------------------------------------------------
           70,572  FNMA, 6.00%, 5/1/11                                   70,780
--------------------------------------------------------------------------------
           73,402  FNMA, 6.50%, 3/1/12                                   74,434
--------------------------------------------------------------------------------
            2,176  FNMA, 6.50%, 4/1/12                                    2,207
--------------------------------------------------------------------------------
           72,914  FNMA, 6.50%, 4/1/12                                   73,939
--------------------------------------------------------------------------------
           56,497  FNMA, 6.50%, 4/1/12                                   57,291
--------------------------------------------------------------------------------
            8,962  FNMA, 6.50%, 4/1/12                                    9,088
--------------------------------------------------------------------------------
           75,153  FNMA, 6.00%, 12/1/13                                  75,617
--------------------------------------------------------------------------------
          121,981  FNMA, 5.32%, 4/1/14                                  119,227
--------------------------------------------------------------------------------
          245,844  FNMA, 6.00%, 4/1/14                                  247,363
--------------------------------------------------------------------------------
           83,952  FNMA, 7.50%, 6/1/15                                   87,475
--------------------------------------------------------------------------------
          188,097  FNMA, 5.17%, 1/1/16                                  181,455
--------------------------------------------------------------------------------
        5,008,522  FNMA, 4.50%, 5/1/19                                4,750,669
--------------------------------------------------------------------------------
           40,913  FNMA, 4.00%, 6/1/19                                   37,921
--------------------------------------------------------------------------------
          429,977  FNMA, 4.50%, 6/1/19                                  407,840
--------------------------------------------------------------------------------
           47,884  FNMA, 4.50%, 12/1/19                                  45,419
--------------------------------------------------------------------------------
           80,603  FNMA, 5.00%, 3/1/20                                   78,019
--------------------------------------------------------------------------------
           73,288  FNMA, 5.00%, 3/1/20                                   70,841
--------------------------------------------------------------------------------
           61,645  FNMA, 5.00%, 4/1/20                                   59,587
--------------------------------------------------------------------------------
           93,718  FNMA, 5.00%, 5/1/20                                   90,588
--------------------------------------------------------------------------------
           17,910  FNMA, 5.00%, 5/1/20                                   17,312
--------------------------------------------------------------------------------
          329,646  FNMA, 5.00%, 7/1/20                                  318,637
--------------------------------------------------------------------------------
            7,036  FNMA, 7.00%, 5/1/26                                    7,230
--------------------------------------------------------------------------------
           10,875  FNMA, 7.00%, 6/1/26                                   11,174
--------------------------------------------------------------------------------
           22,731  FNMA, 7.50%, 3/1/27                                   23,614
--------------------------------------------------------------------------------
           65,616  FNMA, 6.50%, 4/1/29                                   66,539
--------------------------------------------------------------------------------
          121,407  FNMA, 6.50%, 6/1/29                                  123,114
--------------------------------------------------------------------------------
           69,711  FNMA, 6.50%, 6/1/29                                   70,691
--------------------------------------------------------------------------------
           32,708  FNMA, 7.00%, 7/1/29                                   33,598
--------------------------------------------------------------------------------
           63,375  FNMA, 7.00%, 7/1/29                                   65,104
--------------------------------------------------------------------------------
          166,170  FNMA, 6.50%, 8/1/29                                  168,506
--------------------------------------------------------------------------------
           92,968  FNMA, 7.00%, 3/1/30                                   95,500
--------------------------------------------------------------------------------
           42,116  FNMA, 8.00%, 7/1/30                                   44,725
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

         $ 55,919  FNMA, 7.50%, 9/1/30                           $       58,058
--------------------------------------------------------------------------------
          401,401  FNMA, 6.50%, 9/1/31                                  406,541
--------------------------------------------------------------------------------
          211,302  FNMA, 7.00%, 9/1/31                                  216,919
--------------------------------------------------------------------------------
          155,286  FNMA, 6.50%, 1/1/32                                  157,224
--------------------------------------------------------------------------------
        1,202,464  FNMA, 7.00%, 6/1/32                                1,234,214
--------------------------------------------------------------------------------
          782,178  FNMA, 6.50%, 10/1/32                                 791,506
--------------------------------------------------------------------------------
        1,510,463  FNMA, 5.50%, 6/1/33                                1,460,773
--------------------------------------------------------------------------------
       14,622,398  FNMA, 5.50%, 7/1/33                               14,141,365
--------------------------------------------------------------------------------
        3,801,357  FNMA, 5.50%, 8/1/33                                3,676,304
--------------------------------------------------------------------------------
       10,459,892  FNMA, 5.00%, 11/1/33                               9,856,597
--------------------------------------------------------------------------------
        6,287,412  FNMA, 5.50%, 1/1/34                                6,080,575
--------------------------------------------------------------------------------
          343,782  FNMA, 5.50%, 9/1/34                                  332,074
--------------------------------------------------------------------------------
          327,891  FNMA, 5.50%, 10/1/34                                 316,724
--------------------------------------------------------------------------------
          624,987  FNMA, 6.00%, 10/1/34                                 618,752
--------------------------------------------------------------------------------
        1,184,001  FNMA, 5.00%, 11/1/34                               1,114,355
--------------------------------------------------------------------------------
          141,230  FNMA, 5.50%, 3/1/35                                  136,154
--------------------------------------------------------------------------------
          116,848  FNMA, 5.50%, 3/1/35                                  112,648
--------------------------------------------------------------------------------
           33,636  FNMA, 5.50%, 3/1/35                                   32,427
--------------------------------------------------------------------------------
           18,841  FNMA, 5.50%, 3/1/35                                   18,164
--------------------------------------------------------------------------------
           34,891  FNMA, 5.50%, 3/1/35                                   33,637
--------------------------------------------------------------------------------
          164,034  FNMA, 5.00%, 4/1/35                                  154,023
--------------------------------------------------------------------------------
           21,796  FNMA, 6.00%, 5/1/35                                   21,552
--------------------------------------------------------------------------------
          162,114  FNMA, 6.00%, 5/1/35                                  160,299
--------------------------------------------------------------------------------
            4,530  FNMA, 6.00%, 6/1/35                                    4,480
--------------------------------------------------------------------------------
           75,699  FNMA, 6.00%, 6/1/35                                   74,852
--------------------------------------------------------------------------------
          284,617  FNMA, 6.00%, 6/1/35                                  281,432
--------------------------------------------------------------------------------
          561,818  FNMA, 5.00%, 7/1/35                                  527,529
--------------------------------------------------------------------------------
           99,933  FNMA, 5.50%, 7/1/35                                   96,341
--------------------------------------------------------------------------------
          256,038  FNMA, 6.00%, 7/1/35                                  253,172
--------------------------------------------------------------------------------
           72,287  FNMA, 6.00%, 7/1/35                                   71,478
--------------------------------------------------------------------------------
          406,029  FNMA, 6.00%, 7/1/35                                  401,485
--------------------------------------------------------------------------------
           74,105  FNMA, 5.50%, 8/1/35                                   71,441
--------------------------------------------------------------------------------
           89,311  FNMA, 6.00%, 8/1/35                                   88,312
--------------------------------------------------------------------------------
       24,790,108  FNMA, 4.50%, 9/1/35                               22,555,751
--------------------------------------------------------------------------------
           12,482  FNMA, 5.50%, 9/1/35                                   12,034
--------------------------------------------------------------------------------
            4,791  FNMA, 5.50%, 9/1/35                                    4,619
--------------------------------------------------------------------------------
          269,745  FNMA, 5.50%, 9/1/35                                  260,049
--------------------------------------------------------------------------------
          553,450  FNMA, 5.50%, 9/1/35                                  533,556
--------------------------------------------------------------------------------
           79,303  FNMA, 5.50%, 9/1/35                                   76,452
--------------------------------------------------------------------------------
        5,734,629  FNMA, 4.50%, 10/1/35                               5,217,761
--------------------------------------------------------------------------------
           82,073  FNMA, 5.00%, 10/1/35                                  77,064
--------------------------------------------------------------------------------
        1,620,037  FNMA, 5.50%, 10/1/35                               1,561,803
--------------------------------------------------------------------------------
          252,015  FNMA, 6.00%, 10/1/35                                 249,195
--------------------------------------------------------------------------------
          743,938  FNMA, 5.50%, 11/1/35                                 717,197
--------------------------------------------------------------------------------
          373,284  FNMA, 6.00%, 11/1/35                                 369,106
--------------------------------------------------------------------------------
           62,258  FNMA, 6.50%, 11/1/35                                  62,849
--------------------------------------------------------------------------------
           27,276  FNMA, 6.50%, 11/1/35                                  27,534
--------------------------------------------------------------------------------
          216,522  FNMA, 6.50%, 12/1/35                                 218,575
--------------------------------------------------------------------------------
          108,874  FNMA, 6.50%, 4/1/36                                  109,901
--------------------------------------------------------------------------------
            4,930  GNMA, 9.00%, 4/20/25                                   5,330
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $     6,558  GNMA, 7.50%, 10/15/25                         $        6,881
--------------------------------------------------------------------------------
            2,730  GNMA, 7.50%, 11/15/25                                  2,865
--------------------------------------------------------------------------------
            4,182  GNMA, 6.00%, 4/15/26                                   4,182
--------------------------------------------------------------------------------
            5,428  GNMA, 6.00%, 4/15/26                                   5,428
--------------------------------------------------------------------------------
            5,487  GNMA, 7.50%, 6/15/26                                   5,760
--------------------------------------------------------------------------------
           44,531  GNMA, 7.00%, 12/15/27                                 46,102
--------------------------------------------------------------------------------
           85,437  GNMA, 7.50%, 12/15/27                                 89,730
--------------------------------------------------------------------------------
           41,046  GNMA, 6.50%, 1/15/28                                  41,918
--------------------------------------------------------------------------------
           91,740  GNMA, 6.50%, 3/15/28                                  93,689
--------------------------------------------------------------------------------
           67,642  GNMA, 6.00%, 5/15/28                                  67,593
--------------------------------------------------------------------------------
          148,120  GNMA, 6.00%, 5/15/28                                 148,012
--------------------------------------------------------------------------------
            1,781  GNMA, 6.50%, 5/15/28                                   1,819
--------------------------------------------------------------------------------
           14,485  GNMA, 6.50%, 5/15/28                                  14,792
--------------------------------------------------------------------------------
            3,174  GNMA, 6.50%, 5/15/28                                   3,242
--------------------------------------------------------------------------------
          102,115  GNMA, 6.00%, 8/15/28                                 102,040
--------------------------------------------------------------------------------
          187,841  GNMA, 7.00%, 5/15/31                                 194,222
--------------------------------------------------------------------------------
           78,556  GNMA, 5.50%, 4/15/32                                  76,530
--------------------------------------------------------------------------------
        1,114,267  GNMA, 5.50%, 11/15/32                              1,085,525
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $198,776,869)                                                 196,087,968
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.9%

AEROSPACE & DEFENSE -- 0.3%
--------------------------------------------------------------------------------
           30,000  Alliant Techsystems Inc.,
                   6.75%, 4/1/16                                         29,513
--------------------------------------------------------------------------------
          254,000  Boeing Capital Corp., 4.75%,
                   8/25/08                                              250,228
--------------------------------------------------------------------------------
           37,000  DRS Technologies, Inc.,
                   6.625%, 2/1/16                                        36,075
--------------------------------------------------------------------------------
          418,000  DRS Technologies Inc.,
                   7.625%, 2/1/18                                       424,270
--------------------------------------------------------------------------------
        1,280,000  Honeywell International Inc.,
                   5.70%, 3/15/36                                     1,200,797
--------------------------------------------------------------------------------
           50,000  L-3 Communications Corp.,
                   7.625%, 6/15/12                                       51,250
--------------------------------------------------------------------------------
          375,000  L-3 Communications Corp.,
                   6.125%, 7/15/13                                      355,313
--------------------------------------------------------------------------------
          250,000  L-3 Communications Corp.,
                   6.375%, 10/15/15                                     237,500
--------------------------------------------------------------------------------
          260,000  Lockheed Martin Corp.,
                   8.50%, 12/1/29                                       327,942
--------------------------------------------------------------------------------
        1,440,000  United Technologies Corp.,
                   4.375%, 5/1/10                                     1,383,358
--------------------------------------------------------------------------------
        1,430,000  United Technologies Corp.,
                   6.05%, 6/1/36                                      1,413,372
--------------------------------------------------------------------------------
                                                                      5,709,618
--------------------------------------------------------------------------------
AUTO COMPONENTS(2)
--------------------------------------------------------------------------------
           25,000  TRW Automotive Inc.,
                   9.375%, 2/15/13                                       27,063
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          206,000  Anheuser-Busch Companies,
                   Inc., 9.00%, 12/1/09                                 228,433
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   250,000  Coca-Cola Enterprises Inc.,
                   5.375%, 8/15/06                               $      250,016
--------------------------------------------------------------------------------
        1,395,000  Fortune Brands Inc.,
                   5.375%, 1/15/16                                    1,319,736
--------------------------------------------------------------------------------
          950,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $952,637)(5)                            922,287
--------------------------------------------------------------------------------
                                                                      2,720,472
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.1%
--------------------------------------------------------------------------------
        1,190,000  Genentech, Inc., 4.75%,
                   7/15/15                                            1,094,931
--------------------------------------------------------------------------------
BUILDING PRODUCTS(2)
--------------------------------------------------------------------------------
          375,000  MAAX Corp., 9.75%, 6/15/12                           316,875
--------------------------------------------------------------------------------
          375,000  Nortek Inc., 8.50%, 9/1/14                           378,750
--------------------------------------------------------------------------------
                                                                        695,625
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.4%
--------------------------------------------------------------------------------
        1,390,000  Lehman Brothers Holdings
                   Inc., 5.00%, 1/14/11                               1,353,897
--------------------------------------------------------------------------------
        1,100,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                     1,099,291
--------------------------------------------------------------------------------
          880,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                        840,550
--------------------------------------------------------------------------------
        1,340,000  Merrill Lynch & Co., Inc.,
                   4.79%, 8/4/10                                      1,299,985
--------------------------------------------------------------------------------
        1,650,000  Merrill Lynch & Co., Inc.,
                   6.05%, 5/16/16                                     1,645,714
--------------------------------------------------------------------------------
          630,000  Morgan Stanley, 4.00%,
                   1/15/10                                              594,306
--------------------------------------------------------------------------------
          500,000  Morgan Stanley, 4.25%,
                   5/15/10                                              474,902
--------------------------------------------------------------------------------
          690,000  Morgan Stanley, 5.05%,
                   1/21/11                                              672,923
--------------------------------------------------------------------------------
                                                                      7,981,568
--------------------------------------------------------------------------------
CHEMICALS(2)
--------------------------------------------------------------------------------
          130,000  Dow Chemical Co. (The),
                   7.375%, 11/1/29                                      145,686
--------------------------------------------------------------------------------
          199,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      203,478
--------------------------------------------------------------------------------
           46,000  IMC Global Inc., 10.875%,
                   6/1/08                                                49,680
--------------------------------------------------------------------------------
          324,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      338,175
--------------------------------------------------------------------------------
          300,000  Nell AF SARL, 8.375%,
                   8/15/15 (Acquired 8/4/05,
                   Cost $300,000)(5)                                    297,750
--------------------------------------------------------------------------------
                                                                      1,034,769
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.4%
--------------------------------------------------------------------------------
          130,000  Abbey National plc, 7.95%,
                   10/26/29                                             154,865
--------------------------------------------------------------------------------
        1,080,000  PNC Bank N.A., 4.875%,
                   9/21/17                                              984,163
--------------------------------------------------------------------------------
          940,000  PNC Funding Corp., 5.125%,
                   12/14/10                                             921,238
--------------------------------------------------------------------------------
        1,100,000  SouthTrust Corp., 5.80%,
                   6/15/14                                            1,084,262
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,100,000  Wachovia Bank N.A., 4.80%,
                   11/1/14                                       $    1,019,621
--------------------------------------------------------------------------------
        1,720,000  Wachovia Bank N.A.,
                   4.875%, 2/1/15                                     1,597,838
--------------------------------------------------------------------------------
        1,500,000  Wells Fargo & Co., 4.20%,
                   1/15/10                                            1,435,791
--------------------------------------------------------------------------------
        1,310,000  Wells Fargo & Co., 4.625%,
                   8/9/10                                             1,263,824
--------------------------------------------------------------------------------
                                                                      8,461,602
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          770,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11                                745,938
--------------------------------------------------------------------------------
           96,000  Allied Waste North America,
                   Inc., 7.25%, 3/15/15                                  94,440
--------------------------------------------------------------------------------
          325,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        344,906
--------------------------------------------------------------------------------
          600,000  Cenveo Corp., 7.875%,
                   12/1/13                                              582,000
--------------------------------------------------------------------------------
          596,000  Corrections Corp. of America,
                   6.25%, 3/15/13                                       569,180
--------------------------------------------------------------------------------
           14,000  Corrections Corp. of America,
                   6.75%, 1/31/14                                        13,685
--------------------------------------------------------------------------------
          325,000  FTI Consulting Inc., 7.625%,
                   6/15/13                                              335,563
--------------------------------------------------------------------------------
          890,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                       924,148
--------------------------------------------------------------------------------
                                                                      3,609,860
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT(2)
--------------------------------------------------------------------------------
          375,000  Lucent Technologies Inc.,
                   6.45%, 3/15/29                                       328,594
--------------------------------------------------------------------------------
          500,000  Nordic Telephone Co.
                   Holdings ApS, 8.875%,
                   5/1/16 (Acquired 5/5/06,
                   Cost $521,875)(5)                                    518,750
--------------------------------------------------------------------------------
                                                                        847,344
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS(2)
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%,
                   8/15/11                                              507,500
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS(2)
--------------------------------------------------------------------------------
          300,000  ACIH Inc., VRN, 0.00%,
                   12/15/07 (Acquired
                   12/21/04, Cost $215,373)(5)(6)                       258,000
--------------------------------------------------------------------------------
          300,000  NTK Holdings, Inc., 0.00%,
                   9/1/09(6)                                            228,000
--------------------------------------------------------------------------------
          325,000  Ply Gem Industries, Inc.,
                   9.00%, 2/15/12                                       307,938
--------------------------------------------------------------------------------
                                                                        793,938
--------------------------------------------------------------------------------
CONSUMER FINANCE(2)
--------------------------------------------------------------------------------
          650,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                629,693
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          450,000  Ball Corp., 6.875%,
                   12/15/12                                             453,375
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12                                      253,750
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   477,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14                              $      488,925
--------------------------------------------------------------------------------
           30,000  Graphic Packaging
                   International Corp., 9.50%,
                   8/15/13                                               30,300
--------------------------------------------------------------------------------
                                                                      1,226,350
--------------------------------------------------------------------------------
DISTRIBUTORS(2)
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc.,
                   8.75%, 5/1/14                                        335,625
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.2%
--------------------------------------------------------------------------------
          150,000  Dow Jones CDX N.A. High
                   Yield Secured Note, 8.25%,
                   12/29/10 (Acquired 1/6/06-
                   3/23/06, Cost $151,444)(5)                           150,188
--------------------------------------------------------------------------------
        2,000,000  Dow Jones CDX N.A. High
                   Yield Secured Note, 8.625%,
                   6/29/11 (Acquired 5/23/06,
                   Cost $1,990,000)(5)                                1,980,000
--------------------------------------------------------------------------------
        2,560,976  Lehman Brothers TRAINS(SM),
                   Series 2005-1, 7.65%,
                   6/15/15 (Acquired 7/20/05,
                   Cost $2,690,305)(5)                                2,555,395
--------------------------------------------------------------------------------
                                                                      4,685,583
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
--------------------------------------------------------------------------------
        1,000,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             986,216
--------------------------------------------------------------------------------
        2,300,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    2,194,248
--------------------------------------------------------------------------------
        4,196,000  Citigroup Inc., 5.00%,
                   9/15/14                                            3,960,784
--------------------------------------------------------------------------------
          300,000  Ford Motor Credit Co.,
                   6.625%, 6/16/08                                      284,257
--------------------------------------------------------------------------------
          450,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                     414,790
--------------------------------------------------------------------------------
          325,000  Ford Motor Credit Co.,
                   7.25%, 10/25/11                                      289,011
--------------------------------------------------------------------------------
          870,000  General Electric Capital
                   Corp.6.125%, 2/22/11                                 890,395
--------------------------------------------------------------------------------
          940,000  General Motors Acceptance
                   Corp., 6.875%, 9/15/11                               884,007
--------------------------------------------------------------------------------
          300,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14                                272,753
--------------------------------------------------------------------------------
          325,000  General Motors Acceptance
                   Corp., 8.00%, 11/1/31                                306,066
--------------------------------------------------------------------------------
        1,695,000  HSBC Finance Corp.,
                   4.125%, 11/16/09                                   1,616,852
--------------------------------------------------------------------------------
        1,715,000  HSBC Finance Corp.,
                   4.75%, 4/15/10                                     1,661,861
--------------------------------------------------------------------------------
          870,000  HSBC Finance Corp.,
                   4.625%, 9/15/10                                      835,614
--------------------------------------------------------------------------------
        1,150,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                      1,200,479
--------------------------------------------------------------------------------
        1,370,000  John Deere Capital Corp.,
                   4.50%, 8/25/08                                     1,341,360
--------------------------------------------------------------------------------
           44,000  Universal City Development
                   Partners, 11.75%, 4/1/10                              48,290
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    25,000  Universal City Florida Holding
                   Co. I/II, 8.375%, 5/1/10                      $       25,625
--------------------------------------------------------------------------------
                                                                     17,212,608
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
        1,437,000  AT&T Corp., 7.30%, 11/15/11                        1,537,235
--------------------------------------------------------------------------------
           40,000  AT&T Corp., 9.75%, 11/15/31                           46,221
--------------------------------------------------------------------------------
        1,150,000  AT&T Inc., 6.80%, 5/15/36                          1,147,599
--------------------------------------------------------------------------------
          130,000  BellSouth Corp., 6.875%,
                   10/15/31                                             129,814
--------------------------------------------------------------------------------
           95,000  Deutsche Telekom
                   International Finance BV,
                   5.75%, 9/23/06                                        90,479
--------------------------------------------------------------------------------
        1,290,000  Embarq Corp., 7.08%, 6/1/16                        1,293,824
--------------------------------------------------------------------------------
           45,000  France Telecom SA, 8.50%,
                   3/1/31                                                54,488
--------------------------------------------------------------------------------
          312,000  Intelsat Subsidiary Holding
                   Co. Ltd., VRN, 8.25%,
                   1/24/07                                              314,730
--------------------------------------------------------------------------------
          975,000  Intelsat Subsidiary Holding
                   Co. Ltd., VRN, 8.625%,
                   1/24/07                                              992,063
--------------------------------------------------------------------------------
          675,000  Qwest Communications
                   International Inc., 7.50%,
                   2/15/14                                              671,625
--------------------------------------------------------------------------------
          475,000  Qwest Corp., 7.875%, 9/1/11                          491,031
--------------------------------------------------------------------------------
          935,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                            1,043,875
--------------------------------------------------------------------------------
        1,860,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10                                     1,748,362
--------------------------------------------------------------------------------
                                                                      9,561,346
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.3%
--------------------------------------------------------------------------------
        1,280,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                      1,211,226
--------------------------------------------------------------------------------
        1,090,000  Carolina Power & Light Co.,
                   5.25%, 12/15/15                                    1,032,059
--------------------------------------------------------------------------------
          650,000  CenterPoint Energy
                   Resources Corp., 6.50%,
                   2/1/08                                               657,919
--------------------------------------------------------------------------------
           55,000  Edison Mission Energy,
                   7.73%, 6/15/09                                        56,375
--------------------------------------------------------------------------------
          610,000  FirstEnergy Corp., 7.375%,
                   11/15/31                                             656,326
--------------------------------------------------------------------------------
          894,000  Florida Power Corp., 4.50%,
                   6/1/10                                               859,055
--------------------------------------------------------------------------------
          210,000  FPL Group Capital Inc.,
                   5.55%, 2/16/08                                       209,776
--------------------------------------------------------------------------------
          130,000  Hydro Quebec, 8.40%,
                   1/15/22                                              163,217
--------------------------------------------------------------------------------
          400,000  MSW Energy Holdings
                   LLC/MSW Energy Finance
                   Co., Inc., 8.50%, 9/1/10                             417,000
--------------------------------------------------------------------------------
          950,000  Southern California Edison
                   Co., 5.625%, 2/1/36                                  861,242
--------------------------------------------------------------------------------
           40,000  TECO Energy, Inc., 6.75%,
                   5/1/15                                                40,200
--------------------------------------------------------------------------------
                                                                      6,164,395
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(2)
--------------------------------------------------------------------------------
      $   250,000  Celestica Inc., 7.625%,
                   7/1/13                                        $      249,375
--------------------------------------------------------------------------------
          575,000  Flextronics International Ltd.,
                   6.50%, 5/15/13                                       558,469
--------------------------------------------------------------------------------
                                                                        807,844
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          120,000  Consolidated Natural Gas
                   Company, 5.00%, 12/1/14                              111,353
--------------------------------------------------------------------------------
          500,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     517,500
--------------------------------------------------------------------------------
           45,000  Hanover Compressor Co.,
                   9.00%, 6/1/14                                         48,038
--------------------------------------------------------------------------------
          625,000  Newpark Resources, 8.625%,
                   12/15/07                                             626,563
--------------------------------------------------------------------------------
          350,000  Universal Compression Inc.,
                   7.25%, 5/15/10                                       353,500
--------------------------------------------------------------------------------
          760,000  XTO Energy Inc., 6.10%,
                   4/1/36                                               710,170
--------------------------------------------------------------------------------
                                                                      2,367,124
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.1%
--------------------------------------------------------------------------------
           25,000  CVS Corp., 4.875%, 9/15/14                            23,099
--------------------------------------------------------------------------------
          550,000  Ingles Markets, Inc., 8.875%,
                   12/1/11                                              578,875
--------------------------------------------------------------------------------
        1,190,000  Wal-Mart Stores, Inc.,
                   4.125%, 7/1/10                                     1,129,365
--------------------------------------------------------------------------------
          130,000  Wal-Mart Stores, Inc.,
                   7.55%, 2/15/30                                       151,077
--------------------------------------------------------------------------------
          500,000  Wal-Mart Stores, Inc.,
                   5.25%, 9/1/35                                        436,492
--------------------------------------------------------------------------------
                                                                      2,318,908
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
          950,000  Archer-Daniels-Midland Co.,
                   5.375%, 9/15/35                                      840,581
--------------------------------------------------------------------------------
        1,650,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%,
                   10/1/08 (Acquired 6/14/05-
                   11/28/05, Cost $1,614,100)(5)                      1,586,578
--------------------------------------------------------------------------------
          650,000  Cadbury Schweppes U.S.
                   Finance LLC, 5.125%,
                   10/1/13 (Acquired 9/22/03,
                   Cost $646,334)(5)                                    615,220
--------------------------------------------------------------------------------
           16,000  Dole Food Company, Inc.,
                   8.875%, 3/15/11                                       15,740
--------------------------------------------------------------------------------
          285,000  Kellogg Co., 6.60%, 4/1/11                           296,200
--------------------------------------------------------------------------------
          130,000  Kellogg Co., 7.45%, 4/1/31                           148,894
--------------------------------------------------------------------------------
          130,000  Kraft Foods Inc., 6.50%,
                   11/1/31                                              131,040
--------------------------------------------------------------------------------
                                                                      3,634,253
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
        1,160,000  Baxter Financial Corp.,
                   4.75%, 10/15/10 (Acquired
                   9/28/05, Cost $1,156,450)(5)                       1,116,727
--------------------------------------------------------------------------------
          325,000  Sybron Dental Specialties
                   Inc., 8.125%, 6/15/12                                344,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   525,000  Universal Hospital Services
                   Inc., 10.125%, 11/1/11                        $      553,875
--------------------------------------------------------------------------------
                                                                      2,015,102
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          375,000  Alliance Imaging, Inc.,
                   7.25%, 12/15/12                                      338,438
--------------------------------------------------------------------------------
           25,000  Fresenius Medical Care
                   Capital Trust II, 7.875%,
                   2/1/08                                                25,563
--------------------------------------------------------------------------------
           25,000  Fresenius Medical Care
                   Capital Trust IV, 7.875%,
                   6/15/11                                               26,063
--------------------------------------------------------------------------------
          400,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                                      424,000
--------------------------------------------------------------------------------
          780,000  HCA Inc., 6.95%, 5/1/12                              774,652
--------------------------------------------------------------------------------
          225,000  HCA Inc., 7.50%, 11/6/33                             211,069
--------------------------------------------------------------------------------
        1,290,000  Laboratory Corp. of America
                   Holdings, 5.625%, 12/15/15                         1,237,647
--------------------------------------------------------------------------------
          125,000  Omnicare Inc., 6.875%,
                   12/15/15                                             121,875
--------------------------------------------------------------------------------
                                                                      3,159,307
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.4%
--------------------------------------------------------------------------------
           30,000  American Real Estate
                   Partners L.P., 7.125%,
                   2/15/13                                               29,925
--------------------------------------------------------------------------------
          227,209  Eldorado Casino Shreveport,
                   10.00%, 8/1/12                                       182,903
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc., 8.125%,
                   6/1/12                                               516,250
--------------------------------------------------------------------------------
          490,000  Intrawest Corp., 7.50%,
                   10/15/13                                             499,800
--------------------------------------------------------------------------------
          500,000  Isle of Capri Casinos Inc.,
                   7.00%, 3/1/14                                        487,500
--------------------------------------------------------------------------------
          400,000  Majestic Star Casino LLC/
                   Majestic Star Casino Capital
                   Corp., 9.50%, 10/15/10                               426,000
--------------------------------------------------------------------------------
           46,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                       49,335
--------------------------------------------------------------------------------
           75,000  Mandalay Resort Group,
                   6.375%, 12/15/11                                      73,125
--------------------------------------------------------------------------------
          565,000  MGM Mirage, 8.50%,
                   9/15/10                                              598,900
--------------------------------------------------------------------------------
          350,000  MGM Mirage, 6.75%, 9/1/12                            345,625
--------------------------------------------------------------------------------
          300,000  Penn National Gaming, Inc.,
                   6.875%, 12/1/11                                      299,250
--------------------------------------------------------------------------------
          475,000  Resorts International Hotel
                   and Casino Inc., 11.50%,
                   3/15/09                                              520,125
--------------------------------------------------------------------------------
          350,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                      349,931
--------------------------------------------------------------------------------
          275,000  Six Flags Inc., 8.875%,
                   2/1/10                                               275,000
--------------------------------------------------------------------------------
          450,000  Six Flags Inc., 9.75%,
                   4/15/13                                              453,375
--------------------------------------------------------------------------------
          355,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               377,188
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   400,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.375%,
                   11/15/15                                      $      413,000
--------------------------------------------------------------------------------
          560,000  Trump Entertainment
                   Resorts, Inc., 8.50%, 6/1/15                         551,600
--------------------------------------------------------------------------------
          629,000  Wynn Las Vegas LLC,
                   6.625%, 12/1/14                                      599,909
--------------------------------------------------------------------------------
        1,650,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                            1,848,365
--------------------------------------------------------------------------------
                                                                      8,897,106
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.1%
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                     129,219
--------------------------------------------------------------------------------
          650,000  D.R. Horton, Inc., 7.875%,
                   8/15/11                                             687,628
--------------------------------------------------------------------------------
           70,000  D.R. Horton, Inc., 5.625%,
                   9/15/14                                              64,746
--------------------------------------------------------------------------------
          150,000  KB Home, 9.50%, 2/15/11                              157,313
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11                             487,290
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14                                              444,124
--------------------------------------------------------------------------------
           95,000  Simmons Co., 0.00%,
                   12/15/09(6)                                           67,213
--------------------------------------------------------------------------------
           85,000  Standard-Pacific Corp.,
                   6.50%, 8/15/10                                        81,388
--------------------------------------------------------------------------------
          275,000  Standard Pacific Corp.,
                   9.25%, 4/15/12                                       280,500
--------------------------------------------------------------------------------
          250,000  William Lyon Homes, Inc.,
                   10.75%, 4/1/13                                       249,063
--------------------------------------------------------------------------------
                                                                      2,648,484
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.1%
--------------------------------------------------------------------------------
          525,000  AES Corporation (The),
                    8.875%, 2/15/11                                     561,094
--------------------------------------------------------------------------------
          620,000  AES Corporation (The),
                   8.75%, 5/15/13 (Acquired
                   5/14/04-10/26/05, Cost
                   $640,350)(5)                                        672,700
--------------------------------------------------------------------------------
          595,000  NRG Energy Inc., 7.375%,
                   2/1/16                                               597,231
--------------------------------------------------------------------------------
                                                                      1,831,025
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
        3,330,000  General Electric Co., 5.00%,
                   2/1/13                                             3,206,500
--------------------------------------------------------------------------------
INSURANCE -- 0.2%
--------------------------------------------------------------------------------
        1,450,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $1,447,158)(5)                                     1,411,902
--------------------------------------------------------------------------------
          130,000  AXA SA, 8.60%, 12/15/30                              159,248
--------------------------------------------------------------------------------
          250,000  Berkshire Hathaway Finance
                   Corp., 3.40%, 7/2/07                                 244,421
--------------------------------------------------------------------------------
        1,000,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       988,041
--------------------------------------------------------------------------------
          650,000  Genworth Financial Inc.,
                   4.95%, 10/1/15                                       602,103
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,100,000  Monumental Global Funding
                   II, 3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $1,099,978)(5)                   $    1,068,973
--------------------------------------------------------------------------------
          720,000  Prudential Financial, Inc.,
                   5.40%, 6/13/35                                       624,295
--------------------------------------------------------------------------------
                                                                      5,098,983
--------------------------------------------------------------------------------
IT SERVICES(2)
--------------------------------------------------------------------------------
          490,000  SunGard Data Systems Inc.,
                   9.125%, 8/15/13 (Acquired
                   7/27/05-1/9/06, Cost
                   $507,100)(5)                                         516,338
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES(2)
--------------------------------------------------------------------------------
          425,000  Fisher Scientific International
                   Inc., 6.75%, 8/15/14                                 430,313
--------------------------------------------------------------------------------
MACHINERY(2)
--------------------------------------------------------------------------------
          690,000  Dover Corp., 5.375%,
                   10/15/35                                             610,460
--------------------------------------------------------------------------------
           76,000  Terex Corp., 7.375%,
                   1/15/14                                               76,570
--------------------------------------------------------------------------------
                                                                        687,030
--------------------------------------------------------------------------------
MEDIA -- 0.7%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12                                       398,000
--------------------------------------------------------------------------------
          325,000  Cadmus Communications
                   Corp., 8.375%, 6/15/14                               327,438
--------------------------------------------------------------------------------
          331,000  CCH I, LLC, 11.00%, 10/1/15                          286,315
--------------------------------------------------------------------------------
          505,000  Charter Communications
                   Holdings II LLC, 10.25%,
                   9/15/10                                              506,263
--------------------------------------------------------------------------------
          625,000  Cinemark Inc., VRN, 0.00%,
                   3/15/09(6)                                           492,969
--------------------------------------------------------------------------------
        2,040,000  Comcast Corp., 5.90%,
                   3/15/16                                            1,975,094
--------------------------------------------------------------------------------
        1,920,000  Cox Communications, Inc.,
                   7.125%, 10/1/12                                    1,996,747
--------------------------------------------------------------------------------
          428,000  CSC Holdings, Inc., 8.125%,
                   8/15/09                                              440,840
--------------------------------------------------------------------------------
          315,000  CSC Holdings, Inc., 7.25%,
                   4/15/12 (Acquired 8/5/04-
                   7/6/05, Cost $303,813)(5)                            309,881
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., 8.00%,
                   11/15/13                                             508,750
--------------------------------------------------------------------------------
          500,000  DirecTV Holdings LLC/
                   DirecTV Financing Co., Inc.,
                   8.375%, 3/15/13                                      531,875
--------------------------------------------------------------------------------
          645,000  Echostar DBS Corp., 6.375%,
                   10/1/11                                              620,813
--------------------------------------------------------------------------------
          600,000  Imax Corp., 9.625%, 12/1/10                          630,000
--------------------------------------------------------------------------------
          275,000  Mediacom LLC, 9.50%,
                   1/15/13                                              277,750
--------------------------------------------------------------------------------
          350,000  MediaNews Group, Inc.,
                   6.875%, 10/1/13                                      330,750
--------------------------------------------------------------------------------
          500,000  News America Holdings,
                   7.75%, 1/20/24                                       534,261
--------------------------------------------------------------------------------
          500,000  Primedia Inc., 8.875%,
                   5/15/11                                              481,250
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   355,000  Primedia Inc., 8.00%,
                   5/15/13                                       $      321,275
--------------------------------------------------------------------------------
          105,000  TCI Communications, Inc.,
                   8.75%, 8/1/15                                        121,029
--------------------------------------------------------------------------------
          130,000  Time Warner Inc., 7.625%,
                   4/15/31                                              138,756
--------------------------------------------------------------------------------
          760,000  Viacom Inc., 5.75%, 4/30/11
                   (Acquired 4/5/06, Cost
                   $755,410)(5)                                         750,190
--------------------------------------------------------------------------------
          380,000  Viacom Inc., 6.25%, 4/30/16
                   (Acquired 4/5/06, Cost
                   $378,332)(5)                                         371,054
--------------------------------------------------------------------------------
        1,200,000  Walt Disney Company,
                   5.50%, 12/29/06                                    1,201,784
--------------------------------------------------------------------------------
                                                                     13,553,084
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
        1,470,000  Alcan Inc., 4.50%, 5/15/13                         1,353,777
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            378,875
--------------------------------------------------------------------------------
          230,000  Massey Energy Co., 6.875%,
                   12/15/13 (Acquired
                   12/9/05, Cost $228,259)(5)                           221,950
--------------------------------------------------------------------------------
                                                                      1,954,602
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          130,000  CenterPoint Energy
                   Transition Bond Co. LLC,
                   5.17%, 8/1/19                                        124,753
--------------------------------------------------------------------------------
          250,000  CMS Energy Corp., 7.50%,
                   1/15/09                                              254,375
--------------------------------------------------------------------------------
        1,100,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    1,073,316
--------------------------------------------------------------------------------
          650,000  Dominion Resources Inc.,
                   4.75%, 12/15/10                                      622,975
--------------------------------------------------------------------------------
          110,000  Dominion Resources Inc.,
                   5.95%, 6/15/35                                        99,553
--------------------------------------------------------------------------------
        1,110,000  Nisource Finance Corp.,
                   5.25%, 9/15/17                                     1,018,900
--------------------------------------------------------------------------------
        1,110,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                      1,050,676
--------------------------------------------------------------------------------
          120,000  Puget Sound Energy, Inc.,
                   3.36%, 6/1/08                                        115,000
--------------------------------------------------------------------------------
                                                                      4,359,548
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
           25,000  J.C. Penney Corp. Inc.,
                   6.875%, 10/15/15                                      25,922
--------------------------------------------------------------------------------
          450,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07                                440,124
--------------------------------------------------------------------------------
        1,200,000  May Department Stores Co.
                   (The), 4.80%, 7/15/09                              1,169,288
--------------------------------------------------------------------------------
          325,000  Neiman Marcus Group Inc.,
                   10.375%, 10/15/15
                   (Acquired 9/28/05, Cost
                   $325,000)(5)                                         343,688
--------------------------------------------------------------------------------
          260,000  Target Corp., 5.40%, 10/1/08                         259,633
--------------------------------------------------------------------------------
          130,000  Target Corp., 7.00%, 7/15/31                         144,792
--------------------------------------------------------------------------------
                                                                      2,383,447
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.6%
--------------------------------------------------------------------------------
      $   450,000  Chesapeake Energy Corp.,
                   7.50%, 6/15/14                                $      461,813
--------------------------------------------------------------------------------
          130,000  ConocoPhillips Holding Co.,
                   6.95%, 4/15/29                                       142,578
--------------------------------------------------------------------------------
        1,030,000  Devon Energy Corp., 2.75%,
                   8/1/06                                             1,025,377
--------------------------------------------------------------------------------
          130,000  Devon Financing Corp ULC,
                   7.875%, 9/30/31                                      151,585
--------------------------------------------------------------------------------
          425,000  El Paso Corp., 7.875%,
                   6/15/12                                              439,875
--------------------------------------------------------------------------------
          400,000  El Paso Corp., 7.80%, 8/1/31                         392,500
--------------------------------------------------------------------------------
        2,050,000  Enterprise Products
                   Operating L.P., 4.95%,
                   6/1/10                                             1,970,764
--------------------------------------------------------------------------------
          710,000  Enterprise Products
                   Operating L.P., 6.65%,
                   10/15/34                                             672,377
--------------------------------------------------------------------------------
          550,000  Forest Oil Corp., 7.75%,
                   5/1/14                                               558,250
--------------------------------------------------------------------------------
           70,000  Kerr-McGee Corp., 6.95%,
                   7/1/24                                                69,208
--------------------------------------------------------------------------------
          357,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 379,759
--------------------------------------------------------------------------------
          575,000  Massey Energy Co., 6.625%,
                   11/15/10                                             577,875
--------------------------------------------------------------------------------
          130,000  Occidental Petroleum Corp.,
                   4.00%, 11/30/07                                      127,316
--------------------------------------------------------------------------------
          140,000  Occidental Petroleum Corp.,
                   10.125%, 9/15/09                                     159,373
--------------------------------------------------------------------------------
          300,000  Pacific Energy Partners
                   L.P./Pacific Energy Finance
                   Corp., 7.125%, 6/15/14                               300,750
--------------------------------------------------------------------------------
           55,000  Pogo Producing Co.,
                   6.875%, 10/1/17                                       52,250
--------------------------------------------------------------------------------
        1,720,000  Premcor Refining Group Inc.
                   (The), 6.125%, 5/1/11                              1,741,388
--------------------------------------------------------------------------------
          275,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      275,000
--------------------------------------------------------------------------------
           75,000  Range Resources Corp.,
                   6.375%, 3/15/15                                       69,750
--------------------------------------------------------------------------------
          200,000  Williams Companies Inc.,
                   8.125%, 3/15/12                                      213,000
--------------------------------------------------------------------------------
          500,000  Williams Companies Inc.,
                   7.875%, 9/1/21                                       521,250
--------------------------------------------------------------------------------
          910,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              861,938
--------------------------------------------------------------------------------
                                                                     11,163,976
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          300,000  Abitibi-Consolidated Inc.,
                   6.95%, 4/1/08                                        297,000
--------------------------------------------------------------------------------
          450,000  Boise Cascade LLC, 7.125%,
                   10/15/14                                             409,500
--------------------------------------------------------------------------------
          550,000  Georgia-Pacific Corp., 7.70%,
                   6/15/15                                              541,750
--------------------------------------------------------------------------------
           36,000  Jefferson Smurfit Corp.,
                   8.25%, 10/1/12                                        34,020
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

          $    21  JSG Holding plc, 11.50%,
                   10/1/15                                       $        2,778
--------------------------------------------------------------------------------
          320,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                       296,000
--------------------------------------------------------------------------------
                                                                      1,581,048
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(2)
--------------------------------------------------------------------------------
          570,000  WH Holdings Ltd./WH
                   Capital Corp., 9.50%, 4/1/11                         621,300
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          260,000  Abbott Laboratories, 3.75%,
                   3/15/11                                              240,113
--------------------------------------------------------------------------------
        1,440,000  Abbott Laboratories, 5.875%,
                   5/15/16                                            1,436,707
--------------------------------------------------------------------------------
          450,000  Schering-Plough Corp.,
                   5.55%, 12/1/13                                       438,451
--------------------------------------------------------------------------------
                                                                      2,115,271
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
          610,000  ERP Operating L.P., 5.125%,
                   3/15/16                                              567,163
--------------------------------------------------------------------------------
          550,000  Host Marriott L.P., 7.00%,
                   8/15/12                                              554,125
--------------------------------------------------------------------------------
          220,000  Simon Property Group L.P.,
                   5.375%, 6/1/11                                       215,897
--------------------------------------------------------------------------------
                                                                      1,337,185
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
          625,000  Avis Budget Car Rental LLC,
                   7.75%, 5/15/16 (Acquired
                   4/11/06, Cost $625,000)(5)                           631,250
--------------------------------------------------------------------------------
          260,000  Burlington Northern Santa
                   Fe Corp., 6.125%, 3/15/09                            263,810
--------------------------------------------------------------------------------
        1,150,000  Canadian National Railway
                   Co., 6.25%, 8/1/34                                 1,161,176
--------------------------------------------------------------------------------
          465,000  Hertz Corp., 8.875%, 1/1/14
                   (Acquired 12/15/05, Cost
                   $472,875)(5)                                         485,925
--------------------------------------------------------------------------------
          475,000  Hertz Corp., 10.50%, 1/1/16
                   (Acquired 12/15/05-
                   1/27/06, Cost $494,781)(5)                           516,563
--------------------------------------------------------------------------------
           30,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                        35,059
--------------------------------------------------------------------------------
          770,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       709,202
--------------------------------------------------------------------------------
          260,000  Union Pacific Corp., 3.875%,
                   2/15/09                                              248,857
--------------------------------------------------------------------------------
          110,000  Union Pacific Corp., 7.375%,
                   9/15/09                                              115,590
--------------------------------------------------------------------------------
                                                                      4,167,432
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2)
--------------------------------------------------------------------------------
          125,000  BAE Systems Holdings Inc.,
                   4.75%, 8/15/10 (Acquired
                   3/21/06, Cost $121,256)(5)                           120,142
--------------------------------------------------------------------------------
           53,000  STATS ChipPAC Ltd., 6.75%,
                   11/15/11                                              51,410
--------------------------------------------------------------------------------
                                                                        171,552
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SOFTWARE -- 0.1%
--------------------------------------------------------------------------------
      $ 1,520,000  Oracle Corp./Ozark Holding
                   Inc., 5.00%, 1/15/11
                   (Acquired 1/10/06, Cost
                   $1,514,482)(5)                                $    1,475,792
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.2%
--------------------------------------------------------------------------------
          700,000  Asbury Automotive Group
                   Inc., 9.00%, 6/15/12                                 715,750
--------------------------------------------------------------------------------
          375,000  Asbury Automotive Group
                   Inc., 8.00%, 3/15/14                                 375,000
--------------------------------------------------------------------------------
          450,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      455,625
--------------------------------------------------------------------------------
          670,000  GSC Holdings Corp., 8.00%,
                   10/1/12                                              670,000
--------------------------------------------------------------------------------
        1,655,000  Home Depot, Inc. (The),
                   5.40%, 3/1/16                                      1,597,241
--------------------------------------------------------------------------------
           29,000  Rent-A-Center Inc., 7.50%,
                   5/1/10                                                28,928
--------------------------------------------------------------------------------
          375,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             279,375
--------------------------------------------------------------------------------
          275,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      291,844
--------------------------------------------------------------------------------
           56,000  Visant Corp., 7.625%,
                   10/1/12                                               55,300
--------------------------------------------------------------------------------
                                                                      4,469,063
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS(2)
--------------------------------------------------------------------------------
          575,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      575,000
--------------------------------------------------------------------------------
           38,000  Phillips-Van Heusen, 7.25%,
                   2/15/11                                               38,190
--------------------------------------------------------------------------------
                                                                        613,190
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
--------------------------------------------------------------------------------
        1,120,000  Residential Capital Corp.,
                   6.50%, 4/17/13                                     1,096,813
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(2)
--------------------------------------------------------------------------------
          550,000  United Rentals North America,
                   Inc., 6.50%, 2/15/12                                 530,750
--------------------------------------------------------------------------------
          161,000  United Rentals North America,
                   Inc., 7.75%, 11/15/13                                158,585
--------------------------------------------------------------------------------
                                                                        689,335
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
          100,000  Alltel Corp., 4.66%, 5/17/07                          99,258
--------------------------------------------------------------------------------
          130,000  Cingular Wireless LLC,
                   7.125%, 12/15/31                                     136,611
--------------------------------------------------------------------------------
          150,000  Dobson Communications
                   Corp., 8.875%, 10/1/13                               152,250
--------------------------------------------------------------------------------
        2,060,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                     2,004,882
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       515,729
--------------------------------------------------------------------------------
          300,000  Nextel Partners Inc.,
                   8.125%, 7/1/11                                       316,500
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    50,000  Rogers Cable Inc., 7.875%,
                   5/1/12                                        $       52,000
--------------------------------------------------------------------------------
           92,000  Rogers Cable Inc., 6.25%,
                   6/15/13                                               88,090
--------------------------------------------------------------------------------
          345,000  Rogers Wireless
                   Communications Inc.,
                   7.25%, 12/15/12                                      349,313
--------------------------------------------------------------------------------
          350,000  Rogers Wireless
                   Communications Inc.,
                   7.50%, 3/15/15                                       357,875
--------------------------------------------------------------------------------
          325,000  Rural Cellular Corp., 9.75%,
                   1/15/10                                              329,875
--------------------------------------------------------------------------------
          300,000  Rural Cellular Corp., 9.875%,
                   2/1/10                                               317,250
--------------------------------------------------------------------------------
          100,000  Syniverse Technologies Inc.,
                   7.75%, 8/15/13                                       100,250
--------------------------------------------------------------------------------
          375,000  UbiquiTel Operating
                   Company, 9.875%, 3/1/11                              411,562
--------------------------------------------------------------------------------
           25,000  Vodafone Group plc, 5.75%,
                   9/15/06                                               23,970
--------------------------------------------------------------------------------
                                                                      5,255,415
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $172,173,704)                                                 167,926,260
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 5.8%

        5,500,000  FHLB, 5.05%, 1/29/07                               5,487,999
--------------------------------------------------------------------------------
        6,500,000  FHLB, 4.625%, 2/1/08                               6,429,436
--------------------------------------------------------------------------------
          215,000  FHLB, VRN, 6.00%, 6/13/06,
                   resets quarterly off the
                   3-month LIBOR with no caps                           201,831
--------------------------------------------------------------------------------
       22,980,000  FHLMC, 5.00%, 9/17/07(7)                          22,887,759
--------------------------------------------------------------------------------
        8,700,000  FHLMC, 6.625%, 9/15/09                             9,039,961
--------------------------------------------------------------------------------
       13,100,000  FHLMC, 7.00%, 3/15/10                             13,841,788
--------------------------------------------------------------------------------
        4,700,000  FHLMC, 5.50%, 3/28/16                              4,622,892
--------------------------------------------------------------------------------
       12,000,000  FHLMC, 5.30%, 5/12/20(7)                          11,101,152
--------------------------------------------------------------------------------
       13,540,000  FNMA, 5.25%, 4/15/07                              13,529,425
--------------------------------------------------------------------------------
        3,780,000  FNMA, 4.75%, 8/3/07                                3,755,494
--------------------------------------------------------------------------------
       18,775,000  FNMA, 6.00%, 5/15/11                              19,272,631
--------------------------------------------------------------------------------
       14,700,000  FNMA, 5.80%, 2/9/26                               14,191,762
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $126,471,610)                                                 124,362,130
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(3) -- 4.2%

        3,264,452  Bank of America Large Loan,
                   Series 2005 MIB1, Class A1,
                   VRN, 5.23%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $3,264,452)(5)                               3,265,686
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $20,407,339  Bank of America
                   Commercial Mortgage Inc.
                   STRIPS - COUPON, Series
                   2004-1, Class XP, VRN,
                   0.86%, 6/1/06                                 $      455,798
--------------------------------------------------------------------------------
        6,000,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.15%,
                   6/1/06                                             5,743,980
--------------------------------------------------------------------------------
       26,995,428  Bear Stearns Commercial
                   Mortgage Securities
                   STRIPS - COUPON, Series
                   2004 T16, Class X2, VRN,
                   0.93%, 6/1/06                                        946,973
--------------------------------------------------------------------------------
       16,742,335  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.14%, 6/1/06                          498,419
--------------------------------------------------------------------------------
        1,502,223  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN,  5.18%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/18/05,
                   Cost $1,502,223)(5)                                1,503,315
--------------------------------------------------------------------------------
        4,996,841  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 FL11, Class A1,
                   VRN,  5.23%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $4,996,841)(5)                                4,999,799
--------------------------------------------------------------------------------
        6,129,579  FHLMC, Series 2541,
                   Class EA, 5.00%, 3/1/16                            6,077,930
--------------------------------------------------------------------------------
        5,412,769  FHLMC, Series 2900,
                   Class PA, 4.50%, 3/15/14                           5,337,645
--------------------------------------------------------------------------------
        3,459,607  FHLMC, Series 2937,
                   Class KA, 4.50%, 12/15/14                          3,410,999
--------------------------------------------------------------------------------
        1,263,125  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 5.48%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                          1,270,192
--------------------------------------------------------------------------------
          365,649  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                      363,189
--------------------------------------------------------------------------------
        5,400,000  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2005 C1, Class A2 SEQ,
                   4.47%, 5/10/43                                     5,198,731
--------------------------------------------------------------------------------
        5,960,000  Greenwich Capital
                   Commercial Funding Corp.,
                   Series 2005 GG5, Class A5,
                   5.22%, 4/10/37                                     5,692,384
--------------------------------------------------------------------------------
        5,700,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2004 C4, Class A2, VRN,
                   4.57%, 6/12/06                                     5,564,117
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,600,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C3, Class A3 SEQ,
                   4.65%, 7/30/30                                $    4,388,644
--------------------------------------------------------------------------------
        5,920,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C3, Class A5 SEQ,
                   4.74%, 7/15/30                                     5,481,209
--------------------------------------------------------------------------------
        5,100,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2006 C1, Class A4 SEQ,
                   5.16%, 2/15/31                                     4,853,344
--------------------------------------------------------------------------------
        1,808,874  Lehman Brothers Floating
                   Rate Commercial Mortgage
                   Trust, Series 2005 LLFA,
                   Class A1, VRN, 5.18%,
                   6/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.10% with no caps
                   (Acquired 7/25/05, Cost
                   $1,808,874)(5)                                     1,809,957
--------------------------------------------------------------------------------
          168,404  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                           168,610
--------------------------------------------------------------------------------
        1,945,909  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2005 WL5A, Class A1, VRN,
                   5.18%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/24/05,
                   Cost $1,945,909)(5)                                1,947,077
--------------------------------------------------------------------------------
       12,650,000  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2006 C23, Class A4, 5.42%,
                   1/15/45                                           12,240,912
--------------------------------------------------------------------------------
          210,706  Washington Mutual Asset
                   Securities Corp., Series
                   2003 C1A, Class A SEQ,
                   3.83%, 1/25/3 (Acquired
                   2/3/06, Cost $204,113)(5)                            200,823
--------------------------------------------------------------------------------
        3,400,000  Washington Mutual, Inc.,
                   Series 2004 AR4, Class A6,
                   3.81%, 6/25/34                                     3,226,199
--------------------------------------------------------------------------------
        4,500,000  Washington Mutual, Inc.,
                   Series 2004 AR9, Class A7,
                   VRN, 4.17%, 6/1/06                                 4,313,039
--------------------------------------------------------------------------------
        1,372,123  Washington Mutual, Inc.,
                   Series 2005 AR11,
                   Class A1C1, VRN, 5.28%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.20% with a cap
                   of 10.50%                                          1,372,749
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $92,624,845)                                                   90,331,720
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(8) -- 3.4%

      $ 5,500,000  Alcon Capital Corp., 4.97%,
                   7/10/06 (Acquired 5/17/06,
                   Cost $5,458,998)(5)                           $    5,470,020
--------------------------------------------------------------------------------
        5,500,000  American Honda Finance,
                   4.99%, 7/10/06                                     5,469,838
--------------------------------------------------------------------------------
        5,500,000  Amsterdam Funding Corp.,
                   4.93%, 6/9/06 (Acquired
                   4/27/06, Cost $5,467,613)(5)                       5,493,791
--------------------------------------------------------------------------------
        5,500,000  Canadian Imperial Holdings,
                   4.91%, 6/19/06                                     5,486,167
--------------------------------------------------------------------------------
        5,500,000  Cedar Springs Capital Co.,
                   4.87%, 6/26/06 (Acquired
                   3/29/06, Cost $5,433,782)(5)                       5,480,563
--------------------------------------------------------------------------------
        5,500,000  Danske Corporation, 5.03%,
                   8/8/06 (Acquired 5/9/06,
                   Cost $5,430,069)(5)                                5,447,195
--------------------------------------------------------------------------------
        5,500,000  Govco Incorporated, 5.10%,
                   8/24/06 (Acquired 5/24/06,
                   Cost $5,428,317)(5)                                5,433,885
--------------------------------------------------------------------------------
        5,500,000  ING (U.S.) Funding LLC,
                   5.00%, 6/30/06                                     5,477,769
--------------------------------------------------------------------------------
        5,500,000  Legacy Capital LLC, 4.90%,
                   6/7/06 (Acquired 4/19/06,
                   Cost $5,463,318)(5)                                5,495,342
--------------------------------------------------------------------------------
        6,500,000  Lexington Parker Capital,
                   5.04%, 8/7/06 (Acquired
                   5/10/06, Cost $6,419,010)(5)                       6,436,982
--------------------------------------------------------------------------------
        5,500,000  Merrill Lynch & Co., Inc.,
                   5.01%, 7/5/06                                      5,473,743
--------------------------------------------------------------------------------
        5,500,000  New York Times Co. (The),
                   4.75%, 6/1/06                                      5,500,000
--------------------------------------------------------------------------------
        5,500,000  Ranger Funding Co. LLC,
                   5.01%, 6/14/06 (Acquired
                   5/24/06, Cost $5,483,926)(5)                       5,489,967
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $72,161,231)                                                   72,155,262
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3) -- 2.7%

           16,065  ABSC Net Interest Margin,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $16,022)(5)                             16,039
--------------------------------------------------------------------------------
        3,772,994  Accredited Mortgage Loan
                   Trust, Series 2006-1,
                   Class A1, VRN, 5.14%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                 3,775,582
--------------------------------------------------------------------------------
        1,881,750  Ameriquest Mortgage
                   Securities Inc., Series
                   2006 R1, Class A2A, VRN,
                   5.16%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                            1,883,423
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    14,887  AQ Finance Net Interest
                   Margin, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $14,887)(5)                                   $       14,830
--------------------------------------------------------------------------------
            3,948  Argent Net Interest Margin,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $3,948)(5)                                3,946
--------------------------------------------------------------------------------
        4,700,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN,
                   5.14%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                            4,705,508
--------------------------------------------------------------------------------
        2,300,000  Centex Home Equity, Series
                   2006 A, Class AV1, 5.15%,
                   5/25/36, resets monthly off
                   the 1-month LIBOR plus
                   0.05% with no caps                                 2,301,179
--------------------------------------------------------------------------------
        3,991,438  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   5.15%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with
                   no caps                                            3,995,130
--------------------------------------------------------------------------------
           12,314  Countrywide Asset-Backed
                   Certificates, Series
                   2004-11N, Class N, 5.25%,
                   4/25/36 (Acquired 10/27/04,
                   Cost $12,307)(5)                                      12,294
--------------------------------------------------------------------------------
        1,458,277  Countrywide Asset-Backed
                   Certificates, Series 2005-7,
                   Class 3AV1, VRN, 5.20%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.12% with no caps                                 1,459,201
--------------------------------------------------------------------------------
        1,940,822  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 5.21%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                                 1,942,301
--------------------------------------------------------------------------------
        1,300,000  Countrywide Asset-Backed
                   Certificates, Series
                   2006 BC2, Class 2A1, 5.09%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.04% with no caps                                 1,300,000
--------------------------------------------------------------------------------
        4,733,397  Countrywide Asset-Backed
                   Certificates, Series 2006-6,
                   Class 2A1, VRN, 5.15%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.07% with no caps                                 4,736,248
--------------------------------------------------------------------------------
        3,793,619  Credit-Based Asset Servicing
                   and Securitization, Series
                   2006 CB3, Class AV1, VRN,
                   5.14%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                            3,795,903
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   340,551  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,
                   VRN, 5.16%, 6/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                       $      340,771
--------------------------------------------------------------------------------
          273,000  GS Auto Loan Trust, Series
                   2005-1, Class A3 SEQ,
                   4.45%, 5/17/10                                       269,335
--------------------------------------------------------------------------------
        2,859,405  IndyMac Residential Asset
                   Backed Trust, Series 2006 B,
                   Class 2A1, VRN, 5.14%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                 2,861,953
--------------------------------------------------------------------------------
           79,317  Long Beach Asset Holdings
                   Corp., Series 2005-1,
                   Class N1, 4.12%, 2/25/35
                   (Acquired 1/19/05, Cost
                   $79,317)(5)                                           79,187
--------------------------------------------------------------------------------
        2,974,234  Long Beach Mortgage Loan
                   Trust, Series 2006-2,
                   Class 2A1, VRN, 5.15%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.07% with no caps                                 2,976,491
--------------------------------------------------------------------------------
          564,759  Nomura Home Equity Loan,
                   Inc., Series 2006 HE1,
                   Class A1, 5.16%, 6/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.08%
                   with no caps                                         565,243
--------------------------------------------------------------------------------
          792,491  Nomura Home Equity Loan,
                   Inc., Series 2006 HE2,
                   Class A1, 5.14%, 6/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.06%
                   with no caps                                         792,967
--------------------------------------------------------------------------------
          899,050  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A,
                   VRN, 5.20%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with a
                   cap of 11.00%                                        899,723
--------------------------------------------------------------------------------
        6,924,066  NovaStar Home Equity Loan,
                   Series 2005-4, Class A2A,
                   VRN, 5.17%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.09% with a
                   cap of 11.00%                                      6,929,494
--------------------------------------------------------------------------------
          316,053  Residential Asset Mortgage
                   Products, Inc., Series
                   2004 RS10, Class AII1, VRN,
                   5.25%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with a
                   cap of 14.00%                                        316,278
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,487,140  Residential Asset Mortgage
                   Products, Inc., Series
                   2005 RS1, Class AII1, VRN,
                   5.19%,  6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.11% with a
                   cap of 14.00%                                 $    3,489,741
--------------------------------------------------------------------------------
          450,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            431,139
--------------------------------------------------------------------------------
            5,854  Sail Net Interest Margin
                   Notes, Series 2004-8A,
                   Class A, 5.00%, 9/27/34
                   (Acquired 9/13/04, Cost
                   $5,867)(5)                                             5,847
--------------------------------------------------------------------------------
        3,644,830  SLM Student Loan Trust,
                   Series 2006-2, Class A1,
                   VRN, 4.85%, 6/26/06, resets
                   quarterly off the 3-month
                   LIBOR minus 0.03% with
                   no caps                                            3,647,035
--------------------------------------------------------------------------------
        1,360,000  SLM Student Loan Trust,
                   Series 2006-4, Class A1,
                   VRN, 5.04%, 7/25/06, resets
                   quarterly off the 3-month
                   LIBOR minus 0.03% with
                   no caps                                            1,360,836
--------------------------------------------------------------------------------
        1,518,000  USAA Auto Owner Trust,
                   Series 2006-1, Class A3 SEQ,
                   5.01%, 9/15/10                                     1,509,057
--------------------------------------------------------------------------------
          509,000  WFS Financial Owner Trust,
                   Series 2005-3, Class A3A
                   SEQ, 4.25%, 6/17/10                                  502,758
--------------------------------------------------------------------------------
          150,000  World Omni Auto
                   Receivables Trust, Series
                   2005 B, Class A3 SEQ,
                   4.40%, 4/20/09                                       148,533
--------------------------------------------------------------------------------
        1,134,000  World Omni Auto
                   Receivables Trust, Series
                   2006 A, Class A3 SEQ,
                   5.01%, 10/15/10                                    1,126,959
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $58,201,623)                                                   58,194,931
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 2.7%

        8,935,000  U.S. Treasury Bonds,
                   8.125%, 8/15/21                                   11,501,025
--------------------------------------------------------------------------------
        9,380,000  U.S. Treasury Bonds,
                   7.125%, 2/15/23                                   11,191,522
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Bonds,
                   6.125%, 11/15/27                                   1,429,696
--------------------------------------------------------------------------------
        2,959,000  U.S. Treasury Bonds,
                   6.25%, 5/15/30                                     3,333,038
--------------------------------------------------------------------------------
        1,340,000  U.S. Treasury Bonds,
                   4.50%, 2/15/36                                     1,197,626
--------------------------------------------------------------------------------
       22,343,856  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   1/15/16(7)                                        21,496,376
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,442,000  U.S. Treasury Notes,
                   4.875%, 4/30/11                               $    4,410,595
--------------------------------------------------------------------------------
        3,709,000  U.S. Treasury Notes,
                   4.50%, 2/15/16                                     3,531,231
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $59,800,886)                                                   58,091,109
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.5%

        5,500,000  Royal Bank of Canada (New
                   York), 5.04%, 6/27/06                              5,500,000
--------------------------------------------------------------------------------
        5,500,000  Wells Fargo Co., 5.02%,
                   6/22/06                                            5,499,984
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $11,000,000)                                                   10,999,984
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.2%

        1,150,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                      1,032,930
--------------------------------------------------------------------------------
        2,240,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   5.08%, 6/7/06 (LOC:
                   Keybank N.A.)                                      2,240,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $3,394,567)                                                     3,272,930
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.1%

          106,320  Overseas Private Investment
                   Corp., 4.10%, 11/15/14                                99,786
--------------------------------------------------------------------------------
        1,320,000  Province of Quebec, 5.00%,
                   7/17/09                                            1,304,997
--------------------------------------------------------------------------------
        1,430,000  Republic of Italy, 4.00%,
                   6/16/08                                            1,393,777
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $2,879,955)                                                     2,798,560
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(2)(9)

        $ 500,000  BECC, 2.95%, 11/15/11
(Cost $493,402)                                                  $      488,430
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 5.0%

       30,000,000  FNMA Discount Notes,
                   4.74%, 6/9/06(7)(8)                               29,967,240
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 6.375%-7.25%,
5/15/16-8/15/27 valued at $23,742,464),
in a joint trading account at 4.87%, dated
5/31/06, due 6/1/06 (Delivery value
$23,303,152)(7)                                                      23,300,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 7.25%, 8/15/22,
valued at $53,283,648), in a joint trading
account at 4.87%, dated 5/31/06, due
6/1/06 (Delivery value $52,307,075)(7)                               52,300,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $105,568,400)                                                 105,567,240
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 103.8%
(Cost $2,053,253,857)                                             2,217,622,657
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (3.8)%                                               (81,099,362)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,136,523,295
================================================================================

FUTURES CONTRACTS
                                          Expiration             Underlying Face         Unrealized
   Contracts Purchased                       Date                Amount at Value         Gain (Loss)
----------------------------------------------------------------------------------------------------
   29  U.S. Treasury 2-Year Notes       September 2006             $5,893,344              $(13,659)
                                                             =======================================

                                          Expiration             Underlying Face         Unrealized
    Contracts Sold                           Date                Amount at Value         Gain (Loss)
----------------------------------------------------------------------------------------------------
  170  U.S. Treasury 10-Year Notes      September 2006             $17,836,719             $147,039
                                                             =======================================

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Moderate - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

SWAP AGREEMENTS

                                                                                         Unrealized
  Notional Amount           Description of Agreement                   Expiration Date   Gain (Loss)
----------------------------------------------------------------------------------------------------
CREDIT DEFAULT
----------------------------------------------------------------------------------------------------
   $   860,000    Pay quarterly a fixed rate equal to 0.45%             December 2010       $(2,490)
                  multiplied by the notional amount and receive
                  from Deutsche Bank AG upon each default event
                  of one of the issues of Dow Jones CDX N.A.
                  Investment Grade 5, par value of the proportional
                  notional amount.
----------------------------------------------------------------------------------------------------
     5,150,000    Pay quarterly a fixed rate equal to 0.85%             December 2010         1,591
                  multiplied by the notional amount and receive
                  from Barclays Capital, Inc. upon each default
                  event of one of the issues of Dow Jones CDX N.A.
                  Investment Grade 5, par value of the proportional
                  notional amount.
----------------------------------------------------------------------------------------------------
    14,000,000    Pay quarterly a fixed rate equal to 0.40%               June 2011          (6,359)
                  multiplied by the notional amount and receive
                  from Barclays Capital, Inc. upon each default
                  event of one of the issues of Dow Jones CDX N.A.
                  Investment Grade 6, par value of the proportional
                  notional amount.
----------------------------------------------------------------------------------------------------
    10,000,000    Pay quarterly a fixed rate equal to 0.75%               June 2011          27,439
                  multiplied by the notional amount and receive
                  from Deutsche Bank AG upon each default event
                  of one of the issues of Dow Jones CDX N.A.
                  Investment Grade 6, par value of the proportional
                  notional amount.
----------------------------------------------------------------------------------------------------
INTEREST RATE
----------------------------------------------------------------------------------------------------
     5,620,000    Receive semiannually a fixed rate equal to            September 2030      (76,800)
                  5.6965% and pay quarterly a variable rate based
                  on the 3-month LIBOR with Barclays Capital, Inc.
----------------------------------------------------------------------------------------------------
                                                                                           $(56,619)
                                                                                          ==========

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

BECC = Book Entry Callable Corpus

CDX = Credit Derivative Indexes

CVA = Certificaten Van Aandelen

EAFE = Europe, Australasia, and Far East

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

MSCI = Morgan Stanley Capital International

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SDR = Swedish Depositary Receipt

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

(3) Final maturity indicated, unless otherwise noted.

(4) Forward commitment.

(5) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2006 was
    $77,503,788, which represented 3.6% of total net assets.

(6) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    May 31, 2006.

(7) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(8) The rate indicated is the yield to maturity at purchase.

(9) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                         ----------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                        6                                     SINCE    INCEPTION
                     MONTHS(1)  1 YEAR   5 YEARS  10 YEARS  INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         5.22%    12.94%    5.29%     8.46%    8.69%      2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(2)       2.60%     8.64%    1.96%     8.35%    8.66%(3)     --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(2)     0.01%    -0.48%    5.01%     6.34%    6.03%(3)     --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(2)          2.12%     3.84%    2.10%     3.60%    3.64%(3)     --
--------------------------------------------------------------------------------
Institutional Class    5.31%    13.17%    5.49%       --     3.33%      8/1/00
--------------------------------------------------------------------------------
Advisor Class          4.97%    12.54%    5.01%       --     8.20%      10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*     4.96%    12.53%      --        --    12.36%
  With sales charge*  -1.09%     6.00%      --        --     8.48%
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*     4.58%    11.73%      --        --    11.52%
  With sales charge*  -0.42%     7.73%      --        --     9.27%
--------------------------------------------------------------------------------
C Class                                                                11/27/01
  No sales charge*     4.59%    11.62%      --        --     6.43%
  With sales charge*   3.59%    11.62%      --        --     6.43%
--------------------------------------------------------------------------------
R Class                4.86%    12.29%      --        --    10.56%      3/31/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%.
 B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended May 31
---------------------------------------------------------------------------------------------------------
                    1997     1998    1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class     10.55%   22.62%   5.32%   29.16%   -5.55%   -6.64%   -5.19%   18.70%    9.04%   12.94%
---------------------------------------------------------------------------------------------------------
S&P 500 Index      29.41%   30.69%  21.03%   10.48%  -10.55%  -13.85%   -8.06%   18.33%    8.24%    8.64%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index               8.32%   10.91%   4.35%    2.11%   13.12%    8.10%   11.58%   -0.44%    6.82%   -0.48%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index          5.16%    5.13%   4.59%    5.29%    5.44%    2.30%    1.39%    0.94%    2.05%    3.84%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Strategic Allocation: Aggressive - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

Strategic Allocation: Aggressive returned 5.22%* for the six months ended May
31, 2006. Strategic Allocation: Aggressive allocates holdings over time with the following neutral weightings: 78% stocks, 20% bonds, and 2% cash-equivalent investments. These proportions may change with short-term tactical adjustments and changing securities prices. Strategic Allocation: Aggressive's performance for the six-month period reflects the performances of its underlying security sectors, as well as their relative weights in the portfolio.

U.S. STOCK PORTFOLIO

U.S. stocks were positive contributors to Strategic Allocation: Aggressive's performance, though the fund's total stock allocation was underweight relative to its neutral stock allocation, which limited stock-related gains somewhat.
Still, U.S. stocks comprised the largest part of fund assets, at nearly 52% as of May 31, 2006. Though small-cap stocks felt the brunt of the May selloff in
U.S. stock markets, they still managed to outperform large- and mid-cap stocks for the period. Value stocks generally outperformed growth stocks, though mid-cap growth stocks were not as far behind their value counterparts.

FOREIGN STOCK PORTFOLIO

Foreign stocks outperformed U.S. stocks for the period, offering a positive contribution to Strategic Allocation: Aggressive's return. As of May 31, 2006, foreign stocks made up nearly 23% of Strategic Allocation: Aggressive's portfolio (see the Asset Allocation chart at left). Emerging markets were strong performers overall, as shown in the Market Returns chart on page 2. Among developed foreign markets, European stock markets--as represented by the MSCI
Europe Index--enjoyed a double-digit return overall (+17.19%), benefiting from an economic upturn that was underpinned by strong global demand for European goods. Japanese stocks (+11.89%, according to the MSCI Japan Index) lagged
European stocks overall, but performed well as Japan continued to enjoy its longest economic expansion in years, supported by strong domestic demand.

ASSET ALLOCATION AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       51.8%
--------------------------------------------------------------------------------
Foreign Stocks(1)                                                 22.9%
--------------------------------------------------------------------------------
U.S. Bonds                                                        20.5%
--------------------------------------------------------------------------------
Money Market Securities                                            4.7%
--------------------------------------------------------------------------------
Foreign Bonds                                                      0.1%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

FUND'S U.S. BONDS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                   35.0%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        22.1%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 16.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                               12.1%
--------------------------------------------------------------------------------
Asset-Backed Securities                                            7.3%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                           6.5%
--------------------------------------------------------------------------------
Municipal Securities                                               0.4%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 All returns given in U.S. dollar terms. Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Strategic Allocation: Aggressive - Portfolio Commentary

FIXED-INCOME PORTFOLIO

Strategic Allocation: Aggressive's 21% stake in U.S. bonds was a negative factor in the fund's return for the period. As we mentioned in the Market Perspective on page 2, the U.S. bond market finished flat overall, with some bond sectors offering negative returns. One positive factor for the fund's bond portfolio was its relatively small allocation (6.5%) to Treasury bonds, which returned -0.59%
overall, according to the Lehman Brothers U.S. Treasury Index. A heavy weighting in corporate bonds (which returned -0.69% according to the Lehman Brothers U.S.
Corporate Index) was a negative factor for the portfolio, though this was offset to some degree by a relatively heavy allocation in agency and mortgage-backed securities (see the Fund's U.S. Bonds chart on the previous page) which were among the better-performing bond sectors for the six months. Strategic
Allocation: Aggressive's small stake in money market securities was another plus--money market yields continued to rise as the Federal Reserve pushed interest rates higher.

HOW THE FUND FITS IN A DIVERSIFIED INVESTMENT STRATEGY

Strategic Allocation: Aggressive is designed to serve as a core holding for investors seeking "ready-made" diversification, not only among U.S. stock, bonds, and money market securities, but also foreign securities, especially stocks. Strategic Allocation: Aggressive is intended for investors looking for long-term growth with a measure of income. Its strong focus on equities--both foreign and domestic--provides growth, while its modest stake in bonds and money market securities provides some measure of income.

FUND'S TOP FIVE U.S. STOCKS
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.1%                  1.1%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.0%                  1.1%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              1.7%                  0.9%
--------------------------------------------------------------------------------
General Electric Co.                        1.5%                  0.8%
--------------------------------------------------------------------------------
Wells Fargo & Co.                           1.4%                  0.8%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Roche Holding AG ORD                        2.4%                  0.6%
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                             2.0%                  0.5%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.9%                  0.4%
--------------------------------------------------------------------------------
Alstom RGPT ORD                             1.6%                  0.4%
--------------------------------------------------------------------------------
ABB Ltd. ORD                                1.4%                  0.3%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           54.6%
--------------------------------------------------------------------------------
Asia/Pacific                                                     31.5%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        12.3%
--------------------------------------------------------------------------------
Africa                                                            1.6%
--------------------------------------------------------------------------------

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS -- 76.6%

AEROSPACE & DEFENSE -- 1.8%
--------------------------------------------------------------------------------
          141,590  BE Aerospace, Inc.(1)                         $    3,139,050
--------------------------------------------------------------------------------
           78,768  Boeing Co.                                         6,557,437
--------------------------------------------------------------------------------
            8,400  Honeywell International Inc.                         345,912
--------------------------------------------------------------------------------
           14,713  Lockheed Martin Corp.                              1,066,545
--------------------------------------------------------------------------------
           10,100  Northrop Grumman Corp.                               653,268
--------------------------------------------------------------------------------
           65,200  Precision Castparts Corp.                          3,757,476
--------------------------------------------------------------------------------
           36,000  Rockwell Collins                                   1,965,600
--------------------------------------------------------------------------------
           79,100  United Technologies Corp.                          4,945,332
--------------------------------------------------------------------------------
                                                                     22,430,620
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.5%
--------------------------------------------------------------------------------
            2,038  FedEx Corporation                                    222,692
--------------------------------------------------------------------------------
           67,486  United Parcel Service, Inc.
                   Cl B                                               5,435,998
--------------------------------------------------------------------------------
                                                                      5,658,690
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
        1,071,000  AirAsia Bhd ORD(1)                                   474,886
--------------------------------------------------------------------------------
           22,850  Ryanair Holdings plc ADR(1)                        1,119,422
--------------------------------------------------------------------------------
            8,673  Southwest Airlines Co.                               139,635
--------------------------------------------------------------------------------
                                                                      1,733,943
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.4%
--------------------------------------------------------------------------------
           24,280  Continental AG ORD                                 2,650,985
--------------------------------------------------------------------------------
           36,100  Cooper Tire & Rubber Co.                             410,818
--------------------------------------------------------------------------------
            7,900  Lear Corporation                                     187,230
--------------------------------------------------------------------------------
           87,489  Nokian Renkaat Oyj ORD                             1,307,948
--------------------------------------------------------------------------------
                                                                      4,556,981
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.4%
--------------------------------------------------------------------------------
           27,770  Bayerische Motoren Werke
                   AG ORD                                             1,427,971
--------------------------------------------------------------------------------
        2,074,000  Dongfeng Motor Group Co.
                   Ltd. Cl H ORD(1)                                   1,009,210
--------------------------------------------------------------------------------
           54,900  Toyota Motor Corp. ORD                             2,890,115
--------------------------------------------------------------------------------
                                                                      5,327,296
--------------------------------------------------------------------------------
BEVERAGES -- 1.5%
--------------------------------------------------------------------------------
           23,800  Anheuser-Busch Companies,
                   Inc.                                               1,086,232
--------------------------------------------------------------------------------
            9,985  Brown-Forman Corp. Cl B                              761,856
--------------------------------------------------------------------------------
          100,541  Coca-Cola Company (The)                            4,426,820
--------------------------------------------------------------------------------
           39,900  Coca-Cola Enterprises Inc.                           784,434
--------------------------------------------------------------------------------
           71,736  Pepsi Bottling Group Inc.                          2,248,206
--------------------------------------------------------------------------------
           11,335  PepsiAmericas, Inc.                                  253,111
--------------------------------------------------------------------------------
          110,804  PepsiCo, Inc.                                      6,699,210
--------------------------------------------------------------------------------
            8,400  Pernod-Ricard SA ORD                               1,638,873
--------------------------------------------------------------------------------
           86,223  Compania Cervecerias
                   Unidas SA ORD                                        402,007
--------------------------------------------------------------------------------
                                                                     18,300,749
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.2%
--------------------------------------------------------------------------------
           35,945  Alkermes Inc.(1)                                     712,430
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          102,757  Amgen Inc.(1)                                 $    6,945,346
--------------------------------------------------------------------------------
            2,062  Biogen Idec Inc.(1)                                   96,151
--------------------------------------------------------------------------------
           47,200  Celgene Corp.(1)                                   1,956,440
--------------------------------------------------------------------------------
            9,208  CSL Ltd. ORD                                         356,726
--------------------------------------------------------------------------------
           22,279  Genentech, Inc.(1)                                 1,848,266
--------------------------------------------------------------------------------
           52,037  Gilead Sciences, Inc.(1)                           2,983,281
--------------------------------------------------------------------------------
                                                                     14,898,640
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           21,500  Masco Corp.                                          666,930
--------------------------------------------------------------------------------
           12,446  USG Corp.(1)                                       1,146,028
--------------------------------------------------------------------------------
                                                                      1,812,958
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.9%
--------------------------------------------------------------------------------
          260,110  Amvescap plc ORD                                   2,521,069
--------------------------------------------------------------------------------
           26,900  Bank of New York Co., Inc.
                   (The)                                                893,887
--------------------------------------------------------------------------------
           13,600  Bear Stearns Companies Inc.
                   (The)                                              1,819,000
--------------------------------------------------------------------------------
           78,709  E*TRADE Financial Corp.(1)                         1,910,267
--------------------------------------------------------------------------------
           38,373  Goldman Sachs Group, Inc.
                   (The)                                              5,792,405
--------------------------------------------------------------------------------
           74,900  Investment Technology
                   Group Inc.(1)                                      3,542,770
--------------------------------------------------------------------------------
           61,200  Jefferies Group, Inc.                              1,789,488
--------------------------------------------------------------------------------
           36,210  Lehman Brothers Holdings
                   Inc.                                               2,411,948
--------------------------------------------------------------------------------
           61,950  Man Group plc ORD                                  2,708,635
--------------------------------------------------------------------------------
           41,816  Mellon Financial Corp.                             1,512,903
--------------------------------------------------------------------------------
           22,100  Merrill Lynch & Co., Inc.                          1,600,261
--------------------------------------------------------------------------------
           38,707  Morgan Stanley                                     2,307,711
--------------------------------------------------------------------------------
           67,000  Nikko Cordial Corp. ORD                              972,480
--------------------------------------------------------------------------------
           18,816  Northern Trust Corp.                               1,052,191
--------------------------------------------------------------------------------
           21,300  Piper Jaffray Companies(1)                         1,348,077
--------------------------------------------------------------------------------
           29,557  Raymond James Financial,
                   Inc.                                                 866,316
--------------------------------------------------------------------------------
            9,198  State Street Corp.                                   571,196
--------------------------------------------------------------------------------
           23,094  UBS AG ORD                                         2,610,412
--------------------------------------------------------------------------------
                                                                     36,231,016
--------------------------------------------------------------------------------
CHEMICALS -- 1.7%
--------------------------------------------------------------------------------
            2,700  Air Products & Chemicals,
                   Inc.                                                 175,095
--------------------------------------------------------------------------------
           57,485  Celanese Corp., Series A                           1,133,029
--------------------------------------------------------------------------------
           34,200  du Pont (E.I.) de Nemours
                   & Co.                                              1,454,526
--------------------------------------------------------------------------------
           72,800  International Flavors &
                   Fragrances Inc.                                    2,590,952
--------------------------------------------------------------------------------
           31,000  JSR Corp. ORD                                        810,467
--------------------------------------------------------------------------------
           19,110  Lonza Group AG ORD                                 1,304,201
--------------------------------------------------------------------------------
           43,746  Lyondell Chemical Co.                              1,058,653
--------------------------------------------------------------------------------
           19,100  Minerals Technologies Inc.                         1,114,294
--------------------------------------------------------------------------------
           52,179  Monsanto Co.                                       4,391,385
--------------------------------------------------------------------------------
           18,600  Nalco Holding Co.(1)                                 320,106
--------------------------------------------------------------------------------
           13,900  Nitto Denko Corp. ORD                              1,061,210
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,500  Potash Corp. of
                   Saskatchewan                                  $    1,049,950
--------------------------------------------------------------------------------
           16,800  PPG Industries, Inc.                               1,080,912
--------------------------------------------------------------------------------
           31,400  Shin-Etsu Chemical Co., Ltd.
                   ORD                                                1,747,774
--------------------------------------------------------------------------------
          203,000  Toray Industries Inc. ORD                          1,780,496
--------------------------------------------------------------------------------
           13,386  Westlake Chemical Corp.                              417,911
--------------------------------------------------------------------------------
                                                                     21,490,961
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.3%
--------------------------------------------------------------------------------
           36,281  American Banknote SA ORD(1)                          228,006
--------------------------------------------------------------------------------
          100,490  Anglo Irish Bank Corp. plc
                   ORD                                                1,564,102
--------------------------------------------------------------------------------
           27,961  Asya Katilim Bankasi AS ORD(1)                        75,700
--------------------------------------------------------------------------------
           28,692  Banco Macro Bansud SA ADR                            625,486
--------------------------------------------------------------------------------
           24,442  Banco Nossa Caixa SA ORD                             457,656
--------------------------------------------------------------------------------
           71,910  Banco Popolare di Verona e
                   Novara Scrl ORD                                    1,970,453
--------------------------------------------------------------------------------
       10,141,500  Bank Niaga Tbk PT ORD                                624,598
--------------------------------------------------------------------------------
        1,769,712  Bank of China Ltd. Cl H ORD(1)                       672,946
--------------------------------------------------------------------------------
           90,450  Bank of Ireland ORD                                1,610,607
--------------------------------------------------------------------------------
          184,000  Bank of Yokohama Ltd.
                   (The) ORD                                          1,298,593
--------------------------------------------------------------------------------
          607,000  Chinatrust Financial Holding
                   Co. ORD                                              488,859
--------------------------------------------------------------------------------
           24,200  Commerce Bancorp Inc.                                950,818
--------------------------------------------------------------------------------
           18,300  Compass Bancshares Inc.                            1,018,395
--------------------------------------------------------------------------------
           40,349  Credicorp Ltd.                                     1,057,144
--------------------------------------------------------------------------------
           60,191  Denizbank AS ORD(1)                                  554,668
--------------------------------------------------------------------------------
           23,616  Erste Bank der
                   Oesterreichischen S
                   parkassen AG ORD                                   1,345,666
--------------------------------------------------------------------------------
           29,600  Fifth Third Bancorp                                1,124,800
--------------------------------------------------------------------------------
           27,730  ForeningsSparbanken AB
                   ORD                                                  725,083
--------------------------------------------------------------------------------
           20,400  KBC Groupe ORD                                     2,193,901
--------------------------------------------------------------------------------
              864  KeyCorp                                               30,862
--------------------------------------------------------------------------------
            9,978  Komercni Banka AS ORD                              1,399,778
--------------------------------------------------------------------------------
        3,801,800  Krung Thai Bank Public Co.
                   Ltd. ORD                                           1,036,945
--------------------------------------------------------------------------------
              190  Mitsubishi UFJ Financial
                   Group, Inc. ORD                                    2,580,673
--------------------------------------------------------------------------------
           55,610  National Australia Bank Ltd.
                   ORD                                                1,467,907
--------------------------------------------------------------------------------
           49,000  National Bank of Greece SA
                   ORD                                                2,090,289
--------------------------------------------------------------------------------
           11,700  National City Corp.                                  431,496
--------------------------------------------------------------------------------
           13,322  PNC Financial Services
                   Group                                                918,019
--------------------------------------------------------------------------------
            8,592  Raiffeisen International
                   Bank Holding AG ORD(1)                               711,809
--------------------------------------------------------------------------------
           27,050  Shinhan Financial Group Co.,
                   Ltd. ORD                                           1,257,013
--------------------------------------------------------------------------------
           15,830  Societe Generale ORD(1)                            2,437,538
--------------------------------------------------------------------------------
           75,890  Standard Chartered plc ORD                         1,862,637
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

              140  Sumitomo Mitsui Financial
                   Group Inc. ORD                                $    1,416,841
--------------------------------------------------------------------------------
           23,700  SunTrust Banks, Inc.                               1,794,327
--------------------------------------------------------------------------------
          769,000  Taishin Financial Holdings
                   Co. Ltd. ORD                                         499,304
--------------------------------------------------------------------------------
          215,270  Turkiye Garanti Bankasi AS
                   ORD                                                  645,742
--------------------------------------------------------------------------------
           56,305  U.S. Bancorp                                       1,738,135
--------------------------------------------------------------------------------
           57,009  Wachovia Corp.                                     3,049,981
--------------------------------------------------------------------------------
          141,430  Wells Fargo & Co.                                  9,386,708
--------------------------------------------------------------------------------
                                                                     53,343,485
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
--------------------------------------------------------------------------------
           27,170  Adecco SA ORD                                      1,736,152
--------------------------------------------------------------------------------
              367  Corporate Executive Board
                   Co. (The)                                             37,331
--------------------------------------------------------------------------------
              160  Dun & Bradstreet Corp.(1)                             11,659
--------------------------------------------------------------------------------
           18,796  John H. Harland Company                              805,033
--------------------------------------------------------------------------------
           15,300  Manpower Inc.                                      1,007,199
--------------------------------------------------------------------------------
           36,700  Monster Worldwide Inc.(1)                          1,793,530
--------------------------------------------------------------------------------
           17,100  R.R. Donnelley & Sons
                   Company                                              550,278
--------------------------------------------------------------------------------
           15,068  Republic Services, Inc. Cl A                         614,774
--------------------------------------------------------------------------------
           25,733  Waste Management, Inc.                               942,342
--------------------------------------------------------------------------------
            1,964  West Corp.(1)                                         95,293
--------------------------------------------------------------------------------
                                                                      7,593,591
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.8%
--------------------------------------------------------------------------------
          525,286  AAC Acoustic Technology
                   Holdings Inc.(1)                                     541,679
--------------------------------------------------------------------------------
           22,900  Avaya Inc.(1)                                        270,449
--------------------------------------------------------------------------------
          127,800  CIENA Corporation(1)                                 535,482
--------------------------------------------------------------------------------
          396,385  Cisco Systems Inc.(1)                              7,800,857
--------------------------------------------------------------------------------
          234,000  Foxconn International
                   Holdings Ltd. ORD(1)                                 627,386
--------------------------------------------------------------------------------
           83,335  Motorola, Inc.                                     1,757,535
--------------------------------------------------------------------------------
           92,400  Nokia Oyj ADR                                      1,983,828
--------------------------------------------------------------------------------
           69,100  QUALCOMM Inc.                                      3,124,011
--------------------------------------------------------------------------------
           91,000  Redback Networks Inc.(1)                           2,173,990
--------------------------------------------------------------------------------
          276,000  Taiwan Green Point
                   Enterprise Co. Ltd. ORD(1)                           728,016
--------------------------------------------------------------------------------
          160,000  Vtech Holdings Ltd. ORD                              709,470
--------------------------------------------------------------------------------
          748,000  Wistron NeWeb Corp. ORD(1)                         2,615,140
--------------------------------------------------------------------------------
                                                                     22,867,843
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.4%
--------------------------------------------------------------------------------
          972,000  Compal Electronics Inc. ORD                          995,211
--------------------------------------------------------------------------------
          131,455  Dell Inc.(1)                                       3,336,328
--------------------------------------------------------------------------------
          183,800  EMC Corp.(1)                                       2,352,640
--------------------------------------------------------------------------------
          232,703  Hewlett-Packard Co.                                7,534,924
--------------------------------------------------------------------------------
           11,055  Komag, Inc.(1)                                       459,114
--------------------------------------------------------------------------------
           43,993  M-Systems Flash Disk
                   Pioneers Ltd.(1)                                   1,471,566
--------------------------------------------------------------------------------
           62,700  Seagate Technology                                 1,464,045
--------------------------------------------------------------------------------
                                                                     17,613,828
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.9%
--------------------------------------------------------------------------------
           19,700  EMCOR Group Inc.(1)                           $      947,373
--------------------------------------------------------------------------------
           85,907  Foster Wheeler Ltd.(1)                             3,801,385
--------------------------------------------------------------------------------
          159,000  Gamuda Bhd ORD                                       150,636
--------------------------------------------------------------------------------
           16,000  Hyundai Engineering &
                   Construction ORD(1)                                  785,669
--------------------------------------------------------------------------------
          131,979  Quanta Services, Inc.(1)                           2,197,450
--------------------------------------------------------------------------------
          311,000  Taisei Corp. ORD                                   1,173,377
--------------------------------------------------------------------------------
           18,054  Vinci SA ORD                                       1,658,283
--------------------------------------------------------------------------------
                                                                     10,714,173
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.4%
--------------------------------------------------------------------------------
           18,680  Cemex SA de CV ADR                                 1,064,200
--------------------------------------------------------------------------------
          241,000  Corporacion Moctezuma SA
                   de CV ORD                                            471,778
--------------------------------------------------------------------------------
           26,033  Martin Marietta Materials,
                   Inc.                                               2,382,280
--------------------------------------------------------------------------------
           10,400  Pretoria Portland Cement Co.
                   Ltd. ORD                                             551,142
--------------------------------------------------------------------------------
           11,785  Vulcan Materials Co.                                 919,819
--------------------------------------------------------------------------------
                                                                      5,389,219
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.0%
--------------------------------------------------------------------------------
           41,172  American Express Co.                               2,238,110
--------------------------------------------------------------------------------
           58,481  AmeriCredit Corp.(1)                               1,698,288
--------------------------------------------------------------------------------
           56,038  Capital One Financial Corp.                        4,638,266
--------------------------------------------------------------------------------
           21,080  LG Card Co. Ltd. ORD(1)                            1,044,004
--------------------------------------------------------------------------------
           10,930  ORIX Corp. ORD                                     3,109,827
--------------------------------------------------------------------------------
                                                                     12,728,495
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
           17,900  Bemis Co., Inc.                                      544,160
--------------------------------------------------------------------------------
            2,998  Temple-Inland Inc.                                   128,944
--------------------------------------------------------------------------------
                                                                        673,104
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
            8,924  Building Materials Holding
                   Corp.                                                254,512
--------------------------------------------------------------------------------
          310,200  Li & Fung Ltd. ORD                                   639,761
--------------------------------------------------------------------------------
          216,000  Test-Rite International Co.
                   ORD                                                  160,812
--------------------------------------------------------------------------------
                                                                      1,055,085
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.3%
--------------------------------------------------------------------------------
           25,000  iShares MSCI EAFE Index
                   Fund                                               1,633,750
--------------------------------------------------------------------------------
            6,400  iShares Russell 1000
                   Growth Index Fund                                    324,608
--------------------------------------------------------------------------------
           13,500  Standard and Poor's 500
                   Depositary Receipt                                 1,720,575
--------------------------------------------------------------------------------
                                                                      3,678,933
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
           14,813  Education Management Corp.(1)                        636,218
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
--------------------------------------------------------------------------------
           15,600  AllianceBernstein Holding L.P.                     1,018,368
--------------------------------------------------------------------------------
          279,628  Bank of America Corp.                             13,533,995
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           19,700  CIT Group Inc.                                $    1,012,580
--------------------------------------------------------------------------------
          148,475  Citigroup Inc.                                     7,319,818
--------------------------------------------------------------------------------
            8,880  Deutsche Boerse AG ORD                             1,153,726
--------------------------------------------------------------------------------
           36,460  ING Groep N.V. CVA ORD                             1,425,967
--------------------------------------------------------------------------------
           60,552  J.P. Morgan Chase & Co.                            2,581,937
--------------------------------------------------------------------------------
           26,853  McGraw-Hill Companies, Inc.
                   (The)                                              1,385,615
--------------------------------------------------------------------------------
                                                                     29,432,006
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
--------------------------------------------------------------------------------
           89,231  AT&T Inc.                                          2,325,360
--------------------------------------------------------------------------------
          262,283  Axtel, SA de CV ORD(1)                               525,005
--------------------------------------------------------------------------------
           62,774  BellSouth Corp.                                    2,119,878
--------------------------------------------------------------------------------
            1,093  CenturyTel Inc.                                       39,075
--------------------------------------------------------------------------------
           11,800  Commonwealth Telephone
                   Enterprises, Inc.                                    389,990
--------------------------------------------------------------------------------
            3,135  Embarq Corp.(1)                                      130,635
--------------------------------------------------------------------------------
           70,700  Hellenic Telecommunications
                   Organization SA ORD(1)                             1,566,865
--------------------------------------------------------------------------------
        1,338,000  Telekomunikasi Indonesia
                   Tbk PT ORD                                         1,019,222
--------------------------------------------------------------------------------
          163,990  Telenor ASA ORD                                    2,068,641
--------------------------------------------------------------------------------
           92,602  Verizon Communications                             2,890,108
--------------------------------------------------------------------------------
           17,500  Vivax SA ORD(1)                                      218,449
--------------------------------------------------------------------------------
          178,650  VolgaTelecom ORD                                     609,197
--------------------------------------------------------------------------------
                                                                     13,902,425
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.6%
--------------------------------------------------------------------------------
           59,997  Equatorial Energia SA ORD(1)                         368,267
--------------------------------------------------------------------------------
           27,600  Exelon Corporation                                 1,562,436
--------------------------------------------------------------------------------
           36,241  FirstEnergy Corp.                                  1,899,753
--------------------------------------------------------------------------------
            6,300  FPL Group, Inc.                                      250,929
--------------------------------------------------------------------------------
           39,200  Northeast Utilities                                  793,016
--------------------------------------------------------------------------------
           56,178  Pepco Holdings, Inc.                               1,289,847
--------------------------------------------------------------------------------
           37,800  PPL Corporation                                    1,125,306
--------------------------------------------------------------------------------
                                                                      7,289,554
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.9%
--------------------------------------------------------------------------------
          316,180  ABB Ltd. ORD                                       3,994,071
--------------------------------------------------------------------------------
               82  Acuity Brands Inc.                                     3,272
--------------------------------------------------------------------------------
           55,360  Alstom RGPT ORD(1)                                 4,698,379
--------------------------------------------------------------------------------
           34,300  Cooper Industries, Ltd. Cl A                       3,054,758
--------------------------------------------------------------------------------
           57,632  Emerson Electric Co.                               4,755,793
--------------------------------------------------------------------------------
           45,200  General Cable Corp.(1)                             1,458,152
--------------------------------------------------------------------------------
            4,900  Hubbell Inc. Cl B                                    246,715
--------------------------------------------------------------------------------
           86,000  Matsushita Electric Works,
                   Ltd. ORD                                             990,208
--------------------------------------------------------------------------------
           85,000  Mitsubishi Electric Corp.
                   ORD                                                  685,916
--------------------------------------------------------------------------------
           35,814  Roper Industries Inc.                              1,677,528
--------------------------------------------------------------------------------
           17,480  Schneider Electric SA ORD                          1,812,693
--------------------------------------------------------------------------------
                                                                     23,377,485
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
--------------------------------------------------------------------------------
           48,962  Arrow Electronics, Inc.(1)                         1,591,265
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           53,494  AU Optronics Corp. ADR                        $      776,733
--------------------------------------------------------------------------------
          219,000  Hon Hai Precision Industry
                   Co., Ltd. ORD                                      1,408,272
--------------------------------------------------------------------------------
           51,300  Hoya Corp. ORD                                     1,949,168
--------------------------------------------------------------------------------
           15,045  Itron Inc.(1)                                        899,691
--------------------------------------------------------------------------------
           20,388  Jabil Circuit, Inc.                                  709,910
--------------------------------------------------------------------------------
            5,600  Keyence Corp. ORD                                  1,422,309
--------------------------------------------------------------------------------
           27,286  Molex Inc.                                           968,653
--------------------------------------------------------------------------------
           10,700  Murata Manufacturing Co.
                   Ltd. ORD                                             685,818
--------------------------------------------------------------------------------
           30,000  Nan Ya Printed Circuit
                   Board Corp. ORD(1)                                   302,482
--------------------------------------------------------------------------------
           30,651  Orbotech Ltd.(1)                                     769,953
--------------------------------------------------------------------------------
           10,304  Plexus Corp.(1)                                      405,256
--------------------------------------------------------------------------------
           12,100  Vishay Intertechnology, Inc.(1)                      196,625
--------------------------------------------------------------------------------
                                                                     12,086,135
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.2%
--------------------------------------------------------------------------------
           21,279  Aker Kvaerner ASA ORD                              2,140,386
--------------------------------------------------------------------------------
           22,100  Cameron International Corp.(1)                     1,036,490
--------------------------------------------------------------------------------
           28,842  CAT Oil AG ORD(1)                                    638,093
--------------------------------------------------------------------------------
           54,400  Diamond Offshore Drilling,
                   Inc.                                               4,664,256
--------------------------------------------------------------------------------
           25,532  Grey Wolf Inc.(1)                                    195,320
--------------------------------------------------------------------------------
           14,300  Helmerich & Payne, Inc.                              940,368
--------------------------------------------------------------------------------
           19,700  Oceaneering International,
                   Inc.(1)                                            1,477,500
--------------------------------------------------------------------------------
           64,810  Saipem SpA ORD                                     1,522,676
--------------------------------------------------------------------------------
           54,300  Schlumberger Ltd.                                  3,560,451
--------------------------------------------------------------------------------
          718,100  Scomi Group Berhad ORD                               235,345
--------------------------------------------------------------------------------
           60,200  Superior Energy Services(1)                        1,980,580
--------------------------------------------------------------------------------
          187,400  TETRA Technologies, Inc.(1)                        5,447,717
--------------------------------------------------------------------------------
           76,800  Weatherford International
                   Ltd.(1)                                            3,996,672
--------------------------------------------------------------------------------
                                                                     27,835,854
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.7%
--------------------------------------------------------------------------------
          594,714  Centros Comerciales
                   Sudamericanos SA ORD                               1,455,555
--------------------------------------------------------------------------------
          113,015  Kroger Co. (The)                                   2,272,731
--------------------------------------------------------------------------------
           17,364  Longs Drug Stores Corp.                              799,439
--------------------------------------------------------------------------------
           79,164  Pyaterochka Holding N.V.
                   GDR(1)                                             1,310,164
--------------------------------------------------------------------------------
            2,270  Shinsegae Co. Ltd. ORD                             1,042,908
--------------------------------------------------------------------------------
            3,967  Supervalu Inc.                                       115,678
--------------------------------------------------------------------------------
           39,400  Wal-Mart Stores, Inc.                              1,908,930
--------------------------------------------------------------------------------
          126,000  Wumart Stores Inc. Cl H ORD                          372,743
--------------------------------------------------------------------------------
                                                                      9,278,148
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.2%
--------------------------------------------------------------------------------
          146,200  Archer-Daniels-Midland Co.                         6,077,535
--------------------------------------------------------------------------------
           58,283  Campbell Soup Company                              2,050,979
--------------------------------------------------------------------------------
          916,000  China Yurun Food Group Ltd.
                   ORD                                                  678,921
--------------------------------------------------------------------------------
            8,100  CJ Corp. ORD                                         938,883
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           24,300  ConAgra Foods, Inc.                           $      549,180
--------------------------------------------------------------------------------
           92,082  General Mills, Inc.                                4,778,135
--------------------------------------------------------------------------------
        2,098,000  Global Bio-Chem Technology
                   Group Co. Ltd.                                       858,628
--------------------------------------------------------------------------------
           17,890  Groupe Danone ORD                                  2,157,728
--------------------------------------------------------------------------------
            8,500  H.J. Heinz Company                                   359,975
--------------------------------------------------------------------------------
            2,400  Kellogg Co.                                          113,040
--------------------------------------------------------------------------------
           51,800  Kraft Foods Inc. Cl A                              1,714,580
--------------------------------------------------------------------------------
          159,000  Kuala Lumpur Kepong Bhd
                   ORD                                                  442,275
--------------------------------------------------------------------------------
           50,160  Royal Numico N.V. ORD                              2,226,521
--------------------------------------------------------------------------------
           28,000  Sara Lee Corp.                                       475,160
--------------------------------------------------------------------------------
              382  Seaboard Corp.                                       501,184
--------------------------------------------------------------------------------
        1,462,000  Uni-President Enterprises
                   Corp. ORD                                          1,072,483
--------------------------------------------------------------------------------
           57,200  Unilever N.V. New York
                   Shares                                             1,294,436
--------------------------------------------------------------------------------
          858,000  Xiwang Sugar Holdings Co.
                   Ltd. ORD                                             602,753
--------------------------------------------------------------------------------
                                                                     26,892,396
--------------------------------------------------------------------------------
GAS UTILITIES(2)
--------------------------------------------------------------------------------
              713  UGI Corp.                                             16,584
--------------------------------------------------------------------------------
           15,500  WGL Holdings Inc.                                    446,400
--------------------------------------------------------------------------------
                                                                        462,984
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
--------------------------------------------------------------------------------
           15,073  Alcon Inc.                                         1,629,090
--------------------------------------------------------------------------------
           82,800  Baxter International, Inc.                         3,121,560
--------------------------------------------------------------------------------
           22,500  Beckman Coulter, Inc.                              1,244,250
--------------------------------------------------------------------------------
           88,904  Becton Dickinson & Co.                             5,372,468
--------------------------------------------------------------------------------
           13,500  Cytyc Corp.(1)                                       354,780
--------------------------------------------------------------------------------
           11,900  DJ Orthopedics Inc.(1)                               456,365
--------------------------------------------------------------------------------
           34,148  Edwards Lifesciences
                   Corporation(1)                                     1,514,122
--------------------------------------------------------------------------------
           18,320  Essilor International SA Cie
                   Generale D'Optique ORD                             1,843,477
--------------------------------------------------------------------------------
            8,300  Intuitive Surgical Inc.(1)                           923,707
--------------------------------------------------------------------------------
            8,365  Kinetic Concepts Inc.(1)                             325,399
--------------------------------------------------------------------------------
           29,700  St. Jude Medical, Inc.(1)                          1,012,770
--------------------------------------------------------------------------------
                                                                     17,797,988
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
--------------------------------------------------------------------------------
            1,166  Aetna Inc.                                            44,844
--------------------------------------------------------------------------------
           90,759  AmerisourceBergen Corp.                            3,956,185
--------------------------------------------------------------------------------
           34,016  Cardinal Health, Inc.                              2,276,011
--------------------------------------------------------------------------------
           25,100  Caremark Rx Inc.(1)                                1,204,047
--------------------------------------------------------------------------------
           14,037  Express Scripts, Inc.(1)                           1,028,631
--------------------------------------------------------------------------------
           13,800  Fresenius Medical Care AG
                   ORD                                                1,545,454
--------------------------------------------------------------------------------
           32,000  HCA Inc.                                           1,422,400
--------------------------------------------------------------------------------
           42,267  Humana Inc.(1)                                     2,139,978
--------------------------------------------------------------------------------
           30,400  Laboratory Corporation of
                   America Holdings(1)                                1,804,544
--------------------------------------------------------------------------------
           53,926  McKesson Corp.                                     2,669,337
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           18,200  Quest Diagnostics Inc.                        $    1,014,468
--------------------------------------------------------------------------------
           27,363  Sierra Health Services, Inc.(1)                    1,127,356
--------------------------------------------------------------------------------
           43,521  UnitedHealth Group
                   Incorporated                                       1,913,183
--------------------------------------------------------------------------------
            8,200  Universal Health Services,
                   Inc. Cl B                                            416,232
--------------------------------------------------------------------------------
            1,831  WellCare Health Plans Inc.(1)                         91,092
--------------------------------------------------------------------------------
                                                                     22,653,762
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
--------------------------------------------------------------------------------
           29,620  Accor SA ORD                                       1,736,350
--------------------------------------------------------------------------------
           27,707  Choice Hotels International
                   Inc.                                               1,498,117
--------------------------------------------------------------------------------
           51,807  Darden Restaurants, Inc.                           1,834,486
--------------------------------------------------------------------------------
            6,029  Domino's Pizza Inc.                                  142,767
--------------------------------------------------------------------------------
           43,630  Greek Organization of
                   Football Prognostics SA ORD                        1,481,144
--------------------------------------------------------------------------------
           49,900  Harrah's Entertainment, Inc.                       3,794,395
--------------------------------------------------------------------------------
           51,000  International Game
                   Technology                                         1,898,730
--------------------------------------------------------------------------------
            9,000  International Speedway Corp.                         436,860
--------------------------------------------------------------------------------
           58,200  Las Vegas Sands Corp.(1)                           4,109,501
--------------------------------------------------------------------------------
           31,900  McDonald's Corporation                             1,058,123
--------------------------------------------------------------------------------
           48,333  Orascom Hotels &
                   Development ORD(1)                                   271,529
--------------------------------------------------------------------------------
           18,100  OSI Restaurant Partners, Inc.                        663,908
--------------------------------------------------------------------------------
              781  Papa John's International Inc.(1)                     24,570
--------------------------------------------------------------------------------
           24,100  Penn National Gaming, Inc.(1)                        926,163
--------------------------------------------------------------------------------
           30,800  Pinnacle Entertainment Inc.(1)                       953,260
--------------------------------------------------------------------------------
            2,501  Royal Caribbean Cruises Ltd.                          95,238
--------------------------------------------------------------------------------
           24,700  Scientific Games Corp. Cl A(1)                       941,811
--------------------------------------------------------------------------------
            1,488  Shreveport Gaming
                   Holdings Inc.(1)                                      26,457
--------------------------------------------------------------------------------
           19,000  Speedway Motorsports Inc.                            730,550
--------------------------------------------------------------------------------
           27,200  Station Casinos Inc.                               1,985,600
--------------------------------------------------------------------------------
              113  Trump Entertainment
                   Resorts, Inc.(1)                                       2,448
--------------------------------------------------------------------------------
           16,988  Yum! Brands, Inc.                                    856,195
--------------------------------------------------------------------------------
                                                                     25,468,202
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.6%
--------------------------------------------------------------------------------
           77,886  Corporacion GEO SA de CV,
                   Series B ORD(1)                                      269,292
--------------------------------------------------------------------------------
           43,236  Gafisa SA ORD(1)                                     428,601
--------------------------------------------------------------------------------
          116,000  Matsushita Electric Industrial
                   Co., Ltd. ORD                                      2,486,928
--------------------------------------------------------------------------------
           86,600  Newell Rubbermaid Inc.                             2,291,436
--------------------------------------------------------------------------------
          133,000  Sekisui Chemical Co. Ltd.
                   ORD                                                1,121,665
--------------------------------------------------------------------------------
          116,775  Urbi Desarrollos Urbanos SA
                   de CV ORD(1)                                         283,378
--------------------------------------------------------------------------------
                                                                      6,881,300
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
           52,161  Colgate-Palmolive Co.                              3,147,395
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           48,000  Kimberly-Clark Corp.                          $    2,912,160
--------------------------------------------------------------------------------
            2,600  Procter & Gamble Co. (The)                           141,050
--------------------------------------------------------------------------------
           72,724  Reckitt Benckiser plc ORD                          2,671,279
--------------------------------------------------------------------------------
                                                                      8,871,884
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.5%
--------------------------------------------------------------------------------
           93,777  AES Corporation (The)(1)                           1,725,497
--------------------------------------------------------------------------------
          133,600  Malakoff Bhd ORD                                     360,584
--------------------------------------------------------------------------------
           96,300  Tractebel Energia SA ORD                             708,820
--------------------------------------------------------------------------------
           62,724  TXU Corp.                                          3,594,085
--------------------------------------------------------------------------------
                                                                      6,388,986
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.1%
--------------------------------------------------------------------------------
           32,377  Barloworld Ltd. ORD                                  549,268
--------------------------------------------------------------------------------
          293,800  General Electric Co.                              10,065,588
--------------------------------------------------------------------------------
           98,000  Keppel Corp. Ltd. ORD                                837,766
--------------------------------------------------------------------------------
          120,138  McDermott International, Inc.(1)                   7,882,254
--------------------------------------------------------------------------------
           15,110  Siemens AG ORD                                     1,299,219
--------------------------------------------------------------------------------
            5,382  Teleflex Inc.                                        330,132
--------------------------------------------------------------------------------
           50,400  Textron Inc.                                       4,582,872
--------------------------------------------------------------------------------
           40,000  Tyco International Ltd.                            1,084,400
--------------------------------------------------------------------------------
                                                                     26,631,499
--------------------------------------------------------------------------------
INSURANCE -- 1.9%
--------------------------------------------------------------------------------
           13,058  Ace, Ltd.                                            676,013
--------------------------------------------------------------------------------
           23,100  Allstate Corp.                                     1,270,731
--------------------------------------------------------------------------------
            5,900  Ambac Financial Group, Inc.                          472,885
--------------------------------------------------------------------------------
           59,900  American International
                   Group, Inc.                                        3,641,920
--------------------------------------------------------------------------------
           18,426  Arch Capital Group Ltd.(1)                         1,057,652
--------------------------------------------------------------------------------
           62,227  Axa SA ORD                                         2,160,301
--------------------------------------------------------------------------------
           70,075  Berkley (W.R.) Corp.                               2,408,478
--------------------------------------------------------------------------------
                8  Berkshire Hathaway Inc.
                   Cl A(1)                                              738,320
--------------------------------------------------------------------------------
           26,247  Chubb Corp.                                        1,326,261
--------------------------------------------------------------------------------
           19,300  Endurance Specialty
                   Holdings Ltd.                                        589,615
--------------------------------------------------------------------------------
           40,638  First American Financial
                   Corp. (The)                                        1,705,577
--------------------------------------------------------------------------------
           13,800  Hartford Financial Services
                   Group Inc. (The)                                   1,213,572
--------------------------------------------------------------------------------
            5,738  LandAmerica Financial
                   Group Inc.                                           383,987
--------------------------------------------------------------------------------
           22,200  Loews Corp.                                          754,356
--------------------------------------------------------------------------------
           46,500  Marsh & McLennan
                   Companies, Inc.                                    1,303,395
--------------------------------------------------------------------------------
            9,179  PartnerRe Ltd.                                       563,774
--------------------------------------------------------------------------------
              853  Protective Life Corporation                           37,805
--------------------------------------------------------------------------------
           54,300  St. Paul Travelers
                   Companies, Inc. (The)                              2,390,286
--------------------------------------------------------------------------------
           12,700  Torchmark Corp.                                      747,776
--------------------------------------------------------------------------------
           11,150  Zenith National Insurance
                   Corp.                                                446,000
--------------------------------------------------------------------------------
                                                                     23,888,704
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
           14,932  NutriSystem, Inc.(1)                          $    1,014,181
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.4%
--------------------------------------------------------------------------------
           29,489  Akamai Technologies, Inc.(1)                         922,711
--------------------------------------------------------------------------------
           16,700  eBay Inc.(1)                                         547,927
--------------------------------------------------------------------------------
            7,411  Google Inc. Cl A(1)                                2,755,558
--------------------------------------------------------------------------------
           46,589  RealNetworks Inc.(1)                                 440,732
--------------------------------------------------------------------------------
                                                                      4,666,928
--------------------------------------------------------------------------------
IT SERVICES -- 2.3%
--------------------------------------------------------------------------------
          132,163  Accenture Ltd. Cl A                                3,720,388
--------------------------------------------------------------------------------
           57,462  Acxiom Corp.                                       1,354,954
--------------------------------------------------------------------------------
           69,400  Alliance Data Systems Corp.(1)                     3,683,058
--------------------------------------------------------------------------------
           55,200  Ceridian Corp.(1)                                  1,343,016
--------------------------------------------------------------------------------
           11,112  Computer Sciences Corp.(1)                           625,050
--------------------------------------------------------------------------------
           14,800  Fiserv, Inc.(1)                                      638,620
--------------------------------------------------------------------------------
           65,828  Global Payments Inc.                               3,066,268
--------------------------------------------------------------------------------
          140,855  International Business
                   Machines Corp.                                    11,254,315
--------------------------------------------------------------------------------
           43,570  Tata Consultancy Services
                   Ltd. ORD                                           1,680,032
--------------------------------------------------------------------------------
           31,968  VeriFone Holdings Inc.(1)                          1,011,468
--------------------------------------------------------------------------------
                                                                     28,377,169
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
           19,500  Hasbro, Inc.                                         361,530
--------------------------------------------------------------------------------
           47,100  Sega Sammy Holdings Inc.
                   ORD                                                1,860,668
--------------------------------------------------------------------------------
                                                                      2,222,198
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
--------------------------------------------------------------------------------
           50,362  Applera Corporation-Applied
                   Biosystems Group                                   1,490,715
--------------------------------------------------------------------------------
           90,200  Pharmaceutical Product
                   Development, Inc.                                  3,276,966
--------------------------------------------------------------------------------
           75,400  Thermo Electron Corp.(1)                           2,770,196
--------------------------------------------------------------------------------
                                                                      7,537,877
--------------------------------------------------------------------------------
MACHINERY -- 2.4%
--------------------------------------------------------------------------------
           38,300  AGCO Corp.(1)                                        936,818
--------------------------------------------------------------------------------
           88,900  Atlas Copco AB A Shares
                   ORD                                                2,410,647
--------------------------------------------------------------------------------
           26,438  Cummins Inc.                                       2,913,732
--------------------------------------------------------------------------------
            1,288  Danaher Corp.                                         82,574
--------------------------------------------------------------------------------
           15,400  Deere & Co.                                        1,318,240
--------------------------------------------------------------------------------
           13,700  Dover Corp.                                          669,108
--------------------------------------------------------------------------------
           20,300  Ingersoll-Rand Company Cl A                          885,283
--------------------------------------------------------------------------------
           37,100  JLG Industries Inc.                                  806,925
--------------------------------------------------------------------------------
           54,100  JTEKT Corp. ORD                                    1,066,199
--------------------------------------------------------------------------------
           75,000  Komatsu Ltd. ORD                                   1,488,082
--------------------------------------------------------------------------------
           11,700  Lupatech SA ORD(1)                                   113,314
--------------------------------------------------------------------------------
            8,710  MAN AG ORD                                           626,072
--------------------------------------------------------------------------------
           84,100  Manitowoc Co.                                      3,867,759
--------------------------------------------------------------------------------
           36,000  NGK Insulators Ltd. ORD                              425,052
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

            8,200  Parker-Hannifin Corp.                         $      639,764
--------------------------------------------------------------------------------
           15,500  Sandvik AB ORD                                       904,940
--------------------------------------------------------------------------------
          133,000  Sumitomo Heavy Industries
                   Ltd. ORD                                           1,239,735
--------------------------------------------------------------------------------
           55,400  Terex Corp.(1)                                     5,069,101
--------------------------------------------------------------------------------
           47,300  Trinity Industries, Inc.                           2,948,682
--------------------------------------------------------------------------------
              670  Vallourec ORD                                        839,421
--------------------------------------------------------------------------------
                                                                     29,251,448
--------------------------------------------------------------------------------
MARINE -- 0.2%
--------------------------------------------------------------------------------
           43,685  American Commercial
                   Lines Inc.(1)                                      2,398,743
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
           10,353  CBS Corp. Cl B                                       268,246
--------------------------------------------------------------------------------
           56,274  Disney (Walt) Co.                                  1,716,357
--------------------------------------------------------------------------------
            7,598  DreamWorks Animation
                   SKG Inc.(1)                                          197,168
--------------------------------------------------------------------------------
           16,700  Focus Media Holding Ltd.
                   ADR(1)                                             1,054,939
--------------------------------------------------------------------------------
           17,900  Gannett Co., Inc.                                    966,779
--------------------------------------------------------------------------------
            6,457  John Wiley & Sons Inc. Cl A                          224,897
--------------------------------------------------------------------------------
           37,200  Lamar Advertising Co. Cl A(1)                      2,028,144
--------------------------------------------------------------------------------
            7,100  New York Times Co. (The)
                   Cl A                                                 171,536
--------------------------------------------------------------------------------
          185,027  Time Warner Inc.                                   3,184,315
--------------------------------------------------------------------------------
           14,313  TVN SA ORD(1)                                        407,175
--------------------------------------------------------------------------------
           10,500  Valassis Communications,
                   Inc.(1)                                              304,395
--------------------------------------------------------------------------------
           22,291  Viacom Inc. Cl B                                     841,485
--------------------------------------------------------------------------------
           31,800  Westwood One, Inc.                                   255,036
--------------------------------------------------------------------------------
                                                                     11,620,472
--------------------------------------------------------------------------------
METALS & MINING -- 2.7%
--------------------------------------------------------------------------------
           87,000  Allegheny Technologies Inc.                        5,535,809
--------------------------------------------------------------------------------
           25,935  Anglo American plc ORD                             1,029,509
--------------------------------------------------------------------------------
          137,634  BHP Billiton Ltd. ORD                              2,922,798
--------------------------------------------------------------------------------
           20,300  Carpenter Technology                               2,269,540
--------------------------------------------------------------------------------
        1,749,000  China Steel Corp. ORD                              1,665,194
--------------------------------------------------------------------------------
           43,841  Freeport-McMoRan Copper
                   & Gold, Inc. Cl B                                  2,454,658
--------------------------------------------------------------------------------
            2,152  Impala Platinum Holdings
                   Limited ORD                                          362,526
--------------------------------------------------------------------------------
           19,649  Kazakhmys plc ORD                                    417,251
--------------------------------------------------------------------------------
           41,525  Kumba Resources Ltd. ORD                             713,090
--------------------------------------------------------------------------------
           25,103  Nucor Corp.                                        2,642,593
--------------------------------------------------------------------------------
           79,700  Oregon Steel Mills, Inc.(1)                        3,740,321
--------------------------------------------------------------------------------
            5,380  POSCO ORD                                          1,408,778
--------------------------------------------------------------------------------
        1,034,000  PT Aneka Tambang Tbk ORD                             497,169
--------------------------------------------------------------------------------
            5,506  Quanex Corporation                                   216,496
--------------------------------------------------------------------------------
            3,198  Reliance Steel & Aluminum
                   Company                                              257,791
--------------------------------------------------------------------------------
           23,230  Rio Tinto Ltd. ORD                                 1,364,779
--------------------------------------------------------------------------------
           21,844  Steel Dynamics Inc.                                1,268,918
--------------------------------------------------------------------------------
           39,202  Ternium SA ADR(1)                                    917,327
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

          101,400  Titanium Metals Corp.(1)                      $    3,669,666
--------------------------------------------------------------------------------
                                                                     33,354,213
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.5%
--------------------------------------------------------------------------------
            3,700  Ameren Corp.                                         183,113
--------------------------------------------------------------------------------
            4,300  Consolidated Edison, Inc.                            189,630
--------------------------------------------------------------------------------
            8,500  Dominion Resources Inc.                              616,930
--------------------------------------------------------------------------------
           27,700  NiSource Inc.                                        603,029
--------------------------------------------------------------------------------
            2,245  OGE Energy Corp.                                      69,887
--------------------------------------------------------------------------------
           10,212  Vectren Corp.                                        270,924
--------------------------------------------------------------------------------
           37,130  Veolia Environnement ORD                           2,057,203
--------------------------------------------------------------------------------
           23,000  Wisconsin Energy Corp.                               917,010
--------------------------------------------------------------------------------
           75,000  XCEL Energy Inc.                                   1,407,750
--------------------------------------------------------------------------------
                                                                      6,315,476
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.3%
--------------------------------------------------------------------------------
          263,443  Comercial Siglo XXI SA ORD                           881,931
--------------------------------------------------------------------------------
          102,900  Dollar General Corp.                               1,677,270
--------------------------------------------------------------------------------
           21,756  Dollar Tree Stores Inc.(1)                           575,011
--------------------------------------------------------------------------------
           15,600  Family Dollar Stores, Inc.                           389,688
--------------------------------------------------------------------------------
        1,110,000  Golden Eagle Retail Group
                   Ltd. ORD(1)                                          647,437
--------------------------------------------------------------------------------
           61,522  J.C. Penney Co. Inc.                               3,738,077
--------------------------------------------------------------------------------
           25,046  Lojas Renner SA ORD                                1,272,137
--------------------------------------------------------------------------------
          115,070  Marks & Spencer Group plc
                   ORD                                                1,167,995
--------------------------------------------------------------------------------
          335,000  Parkson Retail Group Ltd.
                   ORD                                                  993,181
--------------------------------------------------------------------------------
           11,360  PPR SA ORD                                         1,408,704
--------------------------------------------------------------------------------
            6,000  Sears Holdings Corp.(1)                              911,220
--------------------------------------------------------------------------------
           43,100  Target Corp.                                       2,108,452
--------------------------------------------------------------------------------
                                                                     15,771,103
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           46,200  Xerox Corp.(1)                                       634,326
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 5.1%
--------------------------------------------------------------------------------
            5,200  Anadarko Petroleum Corp.                             258,284
--------------------------------------------------------------------------------
           21,900  ATP Oil & Gas Corp.(1)                               919,362
--------------------------------------------------------------------------------
          205,460  BG Group plc ORD                                   2,726,871
--------------------------------------------------------------------------------
          217,480  BP plc ORD                                         2,540,846
--------------------------------------------------------------------------------
          151,822  Chevron Corp.                                      9,077,437
--------------------------------------------------------------------------------
        1,264,000  China Petroleum & Chemical
                   Corp. Cl H ORD                                       749,481
--------------------------------------------------------------------------------
           42,068  ConocoPhillips                                     2,662,484
--------------------------------------------------------------------------------
            4,500  Devon Energy Corporation                             258,120
--------------------------------------------------------------------------------
           59,990  ENI SpA ORD                                        1,805,211
--------------------------------------------------------------------------------
           51,700  Equitable Resources Inc.                           1,739,705
--------------------------------------------------------------------------------
          223,924  Exxon Mobil Corp.                                 13,639,211
--------------------------------------------------------------------------------
            1,040  Frontier Oil Corp.                                    58,240
--------------------------------------------------------------------------------
           35,120  GS Holdings Corp. ORD                              1,047,309
--------------------------------------------------------------------------------
            9,517  Kerr-McGee Corp.                                   1,016,891
--------------------------------------------------------------------------------
           16,816  Marathon Oil Corp.                                 1,262,041
--------------------------------------------------------------------------------
            6,800  Murphy Oil Corp.                                     358,564
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           21,417  NovaTek OAO GDR                               $      828,838
--------------------------------------------------------------------------------
           50,314  OAO Gazprom ADR                                    2,148,408
--------------------------------------------------------------------------------
           28,556  Occidental Petroleum Corp.                         2,829,614
--------------------------------------------------------------------------------
           34,600  Peabody Energy Corp.                               2,156,964
--------------------------------------------------------------------------------
          968,000  PetroChina Co. Ltd. Cl H ORD                       1,041,880
--------------------------------------------------------------------------------
           19,595  Petroleo Brasileiro SA ADR                         1,701,826
--------------------------------------------------------------------------------
           39,786  Repsol YPF, SA ORD                                 1,109,570
--------------------------------------------------------------------------------
           40,300  Royal Dutch Shell plc ADR                          2,672,293
--------------------------------------------------------------------------------
           57,700  Southwestern Energy
                   Company(1)                                         1,863,710
--------------------------------------------------------------------------------
           26,010  Statoil ASA ORD                                      752,389
--------------------------------------------------------------------------------
           15,440  Suncor Energy Inc. ORD                             1,245,740
--------------------------------------------------------------------------------
              801  Sunoco, Inc.                                          54,941
--------------------------------------------------------------------------------
            2,878  Tesoro Corporation                                   196,021
--------------------------------------------------------------------------------
           46,720  Total SA ORD                                       3,028,443
--------------------------------------------------------------------------------
           28,248  Tupras Turkiye Petrol Rafine
                   ORD                                                  475,737
--------------------------------------------------------------------------------
           30,738  Valero Energy Corp.                                1,885,776
--------------------------------------------------------------------------------
                                                                     64,112,207
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           29,523  Louisiana-Pacific Corp.                              716,228
--------------------------------------------------------------------------------
           20,700  MeadWestvaco Corp.                                   567,180
--------------------------------------------------------------------------------
          928,433  Nine Dragons Paper
                   Holdings Ltd. ORD(1)                                 771,909
--------------------------------------------------------------------------------
           90,102  Sappi Ltd. ORD                                     1,110,110
--------------------------------------------------------------------------------
           19,200  Weyerhaeuser Co.                                   1,228,032
--------------------------------------------------------------------------------
                                                                      4,393,459
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
            1,910  Amorepacific Corp. ORD                               644,046
--------------------------------------------------------------------------------
           28,179  Avon Products, Inc.                                  893,275
--------------------------------------------------------------------------------
           17,736  Oriflame Cosmetics SA SDR                            601,170
--------------------------------------------------------------------------------
           17,736  Oriflame Cosmetics SA SDR
                   Rights(1)                                             18,771
--------------------------------------------------------------------------------
                                                                      2,157,262
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.6%
--------------------------------------------------------------------------------
           65,700  Abbott Laboratories                                2,805,390
--------------------------------------------------------------------------------
           14,098  Alpharma Inc. Cl A                                   330,175
--------------------------------------------------------------------------------
           19,800  Bristol-Myers Squibb Co.                             486,090
--------------------------------------------------------------------------------
           19,800  Eisai Co. Ltd. ORD                                   894,687
--------------------------------------------------------------------------------
            8,600  Eli Lilly and Company                                444,104
--------------------------------------------------------------------------------
          138,740  GlaxoSmithKline plc ORD                            3,838,331
--------------------------------------------------------------------------------
           27,570  Johnson & Johnson                                  1,660,265
--------------------------------------------------------------------------------
           65,760  King Pharmaceuticals, Inc.(1)                      1,169,213
--------------------------------------------------------------------------------
           36,917  Merck & Co., Inc.                                  1,228,967
--------------------------------------------------------------------------------
           98,329  Novartis AG ORD                                    5,448,383
--------------------------------------------------------------------------------
           20,500  Novo Nordisk AS Cl B ORD                           1,267,486
--------------------------------------------------------------------------------
           99,525  Pfizer Inc.                                        2,354,762
--------------------------------------------------------------------------------
           44,476  Roche Holding AG ORD                               6,920,758
--------------------------------------------------------------------------------
           49,300  Schering-Plough Corp.                                939,658
--------------------------------------------------------------------------------
           28,053  Teva Pharmaceutical
                   Industries Ltd. ADR                                1,021,410
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           29,600  Watson Pharmaceuticals,
                   Inc.(1)                                       $      749,768
--------------------------------------------------------------------------------
           26,100  Wyeth                                              1,193,814
--------------------------------------------------------------------------------
                                                                     32,753,261
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
           44,339  CBL & Associates
                   Properties, Inc.                                   1,658,722
--------------------------------------------------------------------------------
            5,019  Taubman Centers Inc.                                 195,239
--------------------------------------------------------------------------------
                                                                      1,853,961
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
--------------------------------------------------------------------------------
           22,000  Jones Lang LaSalle Inc.                            1,749,220
--------------------------------------------------------------------------------
           38,000  Leopalace21 Corp. ORD                              1,133,472
--------------------------------------------------------------------------------
           53,000  Sumitomo Realty &
                   Development Co. Ltd. ORD                           1,270,363
--------------------------------------------------------------------------------
                                                                      4,153,055
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
              293  Burlington Northern Santa
                   Fe Corp.                                              22,681
--------------------------------------------------------------------------------
              240  East Japan Railway
                   Company ORD                                        1,706,600
--------------------------------------------------------------------------------
            1,907  Norfolk Southern Corp.                               100,613
--------------------------------------------------------------------------------
            2,252  Union Pacific Corp.                                  208,986
--------------------------------------------------------------------------------
                                                                      2,038,880
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 2.2%
--------------------------------------------------------------------------------
        2,088,000  Advanced Semiconductor
                   Manufacturing Corp. Cl H
                   ORD(1)                                               500,610
--------------------------------------------------------------------------------
           63,680  ASML Holding N.V. ORD(1)                           1,288,105
--------------------------------------------------------------------------------
           33,400  Broadcom Corp. Cl A(1)                             1,129,254
--------------------------------------------------------------------------------
           19,200  Cymer, Inc.(1)                                       890,688
--------------------------------------------------------------------------------
          122,500  Freescale Semiconductor
                   Inc. Cl B(1)                                       3,823,225
--------------------------------------------------------------------------------
           31,250  Hynix Semiconductor Inc.
                   ORD(1)                                             1,053,741
--------------------------------------------------------------------------------
          117,300  Intel Corp.                                        2,113,746
--------------------------------------------------------------------------------
           68,800  Intersil Corp. Cl A                                1,844,528
--------------------------------------------------------------------------------
          590,461  King Yuan Electronics Co.
                   Ltd. ORD                                             621,150
--------------------------------------------------------------------------------
           39,563  Lam Research Corp.(1)                              1,772,027
--------------------------------------------------------------------------------
           14,100  Marvell Technology Group
                   Ltd.(1)                                              672,147
--------------------------------------------------------------------------------
           99,700  MEMC Electronic Materials
                   Inc.(1)                                            3,491,479
--------------------------------------------------------------------------------
           79,323  National Semiconductor Corp.                       2,037,015
--------------------------------------------------------------------------------
           31,061  OmniVision Technologies,
                   Inc.(1)                                              910,087
--------------------------------------------------------------------------------
           18,724  ON Semiconductor Corp.(1)                            113,093
--------------------------------------------------------------------------------
          120,900  RF Micro Devices, Inc.(1)                            876,525
--------------------------------------------------------------------------------
            5,510  Samsung Electronics ORD                            3,553,340
--------------------------------------------------------------------------------
           17,505  Texas Instruments Inc.                               546,681
--------------------------------------------------------------------------------
                                                                     27,237,441
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
SOFTWARE -- 1.7%
--------------------------------------------------------------------------------
            8,264  Autodesk, Inc.(1)                             $      300,727
--------------------------------------------------------------------------------
          222,900  BEA Systems Inc.(1)                                3,022,524
--------------------------------------------------------------------------------
            5,755  BMC Software Inc.(1)                                 115,963
--------------------------------------------------------------------------------
           76,180  Cadence Design Systems
                   Inc.(1)                                            1,374,287
--------------------------------------------------------------------------------
           48,400  Citrix Systems, Inc.(1)                            1,818,872
--------------------------------------------------------------------------------
            8,018  Intuit Inc.(1)                                       443,315
--------------------------------------------------------------------------------
          233,210  Microsoft Corporation                              5,282,207
--------------------------------------------------------------------------------
          240,273  Oracle Corp.(1)                                    3,416,682
--------------------------------------------------------------------------------
           34,100  Red Hat Inc.(1)                                      894,102
--------------------------------------------------------------------------------
           17,400  SAP AG ADR                                           915,762
--------------------------------------------------------------------------------
           12,630  SAP AG ORD                                         2,651,361
--------------------------------------------------------------------------------
           35,122  Totvs SA ORD(1)                                      571,458
--------------------------------------------------------------------------------
                                                                     20,807,260
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.3%
--------------------------------------------------------------------------------
           27,800  AnnTaylor Stores Corporation(1)                    1,069,188
--------------------------------------------------------------------------------
           54,809  Barnes & Noble Inc.                                2,092,608
--------------------------------------------------------------------------------
          116,570  Carphone Warehouse
                   Group plc ORD                                        706,010
--------------------------------------------------------------------------------
          144,800  Circuit City Stores Inc.                           4,349,792
--------------------------------------------------------------------------------
           21,600  Dress Barn Inc.(1)                                   505,224
--------------------------------------------------------------------------------
           70,500  Foot Locker, Inc.                                  1,703,280
--------------------------------------------------------------------------------
           57,500  Gap, Inc. (The)                                    1,046,500
--------------------------------------------------------------------------------
           22,390  Group 1 Automotive, Inc.                           1,360,640
--------------------------------------------------------------------------------
           11,400  Guess?, Inc.(1)                                      472,644
--------------------------------------------------------------------------------
           72,320  Home Depot, Inc. (The)                             2,756,838
--------------------------------------------------------------------------------
           45,140  Inditex SA ORD                                     1,789,155
--------------------------------------------------------------------------------
           40,101  JD Group Ltd. ORD                                    470,201
--------------------------------------------------------------------------------
           17,058  Lowe's Companies, Inc.                             1,062,372
--------------------------------------------------------------------------------
          100,700  Office Depot, Inc.(1)                              4,186,099
--------------------------------------------------------------------------------
            2,954  Pantry Inc. (The)(1)                                 170,741
--------------------------------------------------------------------------------
           49,107  Payless ShoeSource, Inc.(1)                        1,310,175
--------------------------------------------------------------------------------
           57,900  Ross Stores, Inc.                                  1,635,675
--------------------------------------------------------------------------------
            1,269  Sherwin-Williams Co.                                  61,382
--------------------------------------------------------------------------------
           21,800  Yamada Denki Co. Ltd. ORD                          2,227,511
--------------------------------------------------------------------------------
                                                                     28,976,035
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
--------------------------------------------------------------------------------
            6,040  Adidas-Salomon AG ORD                              1,197,772
--------------------------------------------------------------------------------
            6,419  Brown Shoe Company, Inc.                             225,820
--------------------------------------------------------------------------------
            7,400  Carter's, Inc.(1)                                    432,456
--------------------------------------------------------------------------------
           42,440  Compagnie Financiere
                   Richemont AG Cl A ORD                              1,980,835
--------------------------------------------------------------------------------
           16,300  Liz Claiborne, Inc.                                  630,321
--------------------------------------------------------------------------------
           77,440  Luxottica Group SpA ORD                            2,105,120
--------------------------------------------------------------------------------
              723  NIKE, Inc. Cl B                                       58,064
--------------------------------------------------------------------------------
           10,781  Phillips-Van Heusen                                  382,186
--------------------------------------------------------------------------------
           43,400  Polo Ralph Lauren Corp.                            2,452,100
--------------------------------------------------------------------------------
            5,100  Puma AG Rudolf Dassler
                   Sport ORD                                          1,862,072
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

           11,400  VF Corp.                                      $      717,402
--------------------------------------------------------------------------------
                                                                     12,044,148
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.1%
--------------------------------------------------------------------------------
           32,822  Corus Bankshares Inc.                                927,222
--------------------------------------------------------------------------------
           12,312  Downey Financial Corp.                               838,447
--------------------------------------------------------------------------------
           21,700  Fannie Mae                                         1,079,575
--------------------------------------------------------------------------------
           77,000  Freddie Mac                                        4,623,081
--------------------------------------------------------------------------------
           15,291  Golden West Financial Corp.                        1,117,772
--------------------------------------------------------------------------------
           26,050  Hypo Real Estate Holding
                   AG ORD                                             1,645,541
--------------------------------------------------------------------------------
           12,200  MGIC Investment Corp.                                803,614
--------------------------------------------------------------------------------
           50,728  Washington Mutual, Inc.                            2,328,922
--------------------------------------------------------------------------------
                                                                     13,364,174
--------------------------------------------------------------------------------
TOBACCO -- 0.2%
--------------------------------------------------------------------------------
           19,100  Altria Group Inc.                                  1,381,885
--------------------------------------------------------------------------------
           52,110  British American Tobacco
                   plc ORD                                            1,303,335
--------------------------------------------------------------------------------
            5,597  Loews Corp. - Carolina Group                         259,925
--------------------------------------------------------------------------------
                                                                      2,945,145
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
--------------------------------------------------------------------------------
            6,750  UAP Holding Corp.                                    159,300
--------------------------------------------------------------------------------
           51,029  WESCO International Inc.(1)                        3,354,646
--------------------------------------------------------------------------------
                                                                      3,513,946
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
--------------------------------------------------------------------------------
           80,055  Cintra Concesiones de
                   Infraestructuras de
                   Transporte SA ORD                                  1,030,672
--------------------------------------------------------------------------------
           34,930  Grupo Aeroportuario del
                   Pacifico SA de CV ADR                              1,163,169
--------------------------------------------------------------------------------
                                                                      2,193,841
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
--------------------------------------------------------------------------------
          182,350  America Movil SA de CV
                   Series L ADR                                       5,955,551
--------------------------------------------------------------------------------
          157,700  American Tower Corp. Cl A(1)                       4,883,969
--------------------------------------------------------------------------------
           23,686  Bharti Airtel Ltd. ORD(1)                            187,495
--------------------------------------------------------------------------------
           57,047  China Mobile Hong Kong
                   Ltd. ADR                                           1,474,665
--------------------------------------------------------------------------------
          157,500  China Mobile Hong Kong
                   Ltd. ORD                                             821,211
--------------------------------------------------------------------------------
           31,500  Crown Castle International
                   Corp.(1)                                           1,000,755
--------------------------------------------------------------------------------
          151,336  NII Holdings, Inc. Cl B(1)                         8,241,759
--------------------------------------------------------------------------------
          184,494  SBA Communications Corp.
                   Cl A(1)                                            4,223,068
--------------------------------------------------------------------------------
          103,307  Sprint Nextel Corp.                                2,191,141
--------------------------------------------------------------------------------
            1,738  Vodafone Egypt
                   Telecommunications SAE
                   ORD                                                   24,123
--------------------------------------------------------------------------------
                                                                     29,003,737
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS & RIGHTS
(Cost $826,491,936)                                                 952,587,086
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.2%

GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
        5,620,000  Companhia de Gas de Sao
                   Paulo Cl A ORD                                $      645,894
--------------------------------------------------------------------------------
METALS & MINING(2)
--------------------------------------------------------------------------------
           17,400  Usinas Siderurgicas de
                   Minas Gerais SA ORD                                  559,928
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
           20,039  Aracruz Celulose SA ADR                            1,024,994
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $2,131,062)                                                     2,230,816
--------------------------------------------------------------------------------
CORPORATE BONDS -- 7.4%

AEROSPACE & DEFENSE -- 0.2%
--------------------------------------------------------------------------------
      $   450,000  DRS Technologies Inc.,
                   7.625%, 2/1/18                                       456,749
--------------------------------------------------------------------------------
          420,000  Honeywell International Inc.,
                   5.70%, 3/15/36                                       394,012
--------------------------------------------------------------------------------
          325,000  L-3 Communications Corp.,
                   6.125%, 7/15/13                                      307,938
--------------------------------------------------------------------------------
          150,000  L-3 Communications Corp.,
                   6.375%, 10/15/15                                     142,500
--------------------------------------------------------------------------------
           37,000  Lockheed Martin Corp.,
                   8.50%, 12/1/29                                        46,669
--------------------------------------------------------------------------------
          440,000  United Technologies Corp.,
                   4.375%, 5/1/10                                       422,692
--------------------------------------------------------------------------------
          410,000  United Technologies Corp.,
                   6.05%, 6/1/36                                        405,233
--------------------------------------------------------------------------------
                                                                      2,175,793
--------------------------------------------------------------------------------
BEVERAGES -- 0.1%
--------------------------------------------------------------------------------
          410,000  Fortune Brands Inc.,
                   5.375%, 1/15/16                                      387,879
--------------------------------------------------------------------------------
          250,000  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 8/6/03-
                   1/6/04, Cost $251,108)(3)                            242,707
--------------------------------------------------------------------------------
                                                                        630,586
--------------------------------------------------------------------------------
BIOTECHNOLOGY(2)
--------------------------------------------------------------------------------
          360,000  Genentech, Inc., 4.75%,
                   7/15/15                                              331,240
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          375,000  MAAX Corp., 9.75%, 6/15/12                           316,875
--------------------------------------------------------------------------------
          375,000  Nortek Inc., 8.50%, 9/1/14                           378,750
--------------------------------------------------------------------------------
                                                                        695,625
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.2%
--------------------------------------------------------------------------------
          500,000  Goldman Sachs Group, Inc.
                   (The), 5.25%, 10/15/13                               481,251
--------------------------------------------------------------------------------
          440,000  Lehman Brothers Holdings
                   Inc., 5.00%, 1/14/11                                 428,572
--------------------------------------------------------------------------------
          300,000  Merrill Lynch & Co., Inc.,
                   2.07%, 6/12/06                                       299,807
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   260,000  Merrill Lynch & Co., Inc.,
                   4.25%, 2/8/10                                 $      248,344
--------------------------------------------------------------------------------
          500,000  Merrill Lynch & Co., Inc.,
                   4.79%, 8/4/10                                        485,068
--------------------------------------------------------------------------------
          480,000  Merrill Lynch & Co., Inc.,
                   6.05%, 5/16/16                                       478,753
--------------------------------------------------------------------------------
          200,000  Morgan Stanley, 4.00%,
                   1/15/10                                              188,669
--------------------------------------------------------------------------------
          150,000  Morgan Stanley, 4.25%,
                   5/15/10                                              142,470
--------------------------------------------------------------------------------
          210,000  Morgan Stanley, 5.05%,
                   1/21/11                                              204,803
--------------------------------------------------------------------------------
                                                                      2,957,737
--------------------------------------------------------------------------------
CHEMICALS -- 0.1%
--------------------------------------------------------------------------------
           37,000  Dow Chemical Co. (The),
                   7.375%, 11/1/29                                       41,465
--------------------------------------------------------------------------------
          152,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09                                      155,420
--------------------------------------------------------------------------------
           69,000  IMC Global Inc., 10.875%,
                   6/1/08                                                74,520
--------------------------------------------------------------------------------
          265,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      276,594
--------------------------------------------------------------------------------
          300,000  Nell AF SARL, 8.375%,
                   8/15/15 (Acquired 8/4/05,
                   Cost $300,000)(3)                                    297,749
--------------------------------------------------------------------------------
                                                                        845,748
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.3%
--------------------------------------------------------------------------------
           37,000  Abbey National plc, 7.95%,
                   10/26/29                                              44,077
--------------------------------------------------------------------------------
          330,000  PNC Bank N.A., 4.875%,
                   9/21/17                                              300,716
--------------------------------------------------------------------------------
          300,000  PNC Funding Corp., 5.125%,
                   12/14/10                                             294,012
--------------------------------------------------------------------------------
        1,000,000  SouthTrust Corp., 5.80%,
                   6/15/14                                              985,694
--------------------------------------------------------------------------------
          830,000  Wachovia Bank N.A.,
                   4.80%, 11/1/14                                       769,350
--------------------------------------------------------------------------------
          530,000  Wachovia Bank N.A.,
                   4.875%, 2/1/15                                       492,357
--------------------------------------------------------------------------------
          500,000  Wells Fargo & Co., 4.20%,
                   1/15/10                                              478,597
--------------------------------------------------------------------------------
          390,000  Wells Fargo & Co., 4.625%,
                   8/9/10                                               376,253
--------------------------------------------------------------------------------
                                                                      3,741,056
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
          650,000  Allied Waste North America,
                   Inc., 6.375%, 4/15/11                                629,688
--------------------------------------------------------------------------------
          275,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                        291,844
--------------------------------------------------------------------------------
          650,000  Cenveo Corp., 7.875%,
                   12/1/13                                              630,499
--------------------------------------------------------------------------------
          550,000  Corrections Corp. of America,
                   6.25%, 3/15/13                                       525,250
--------------------------------------------------------------------------------
          325,000  FTI Consulting Inc., 7.625%,
                   6/15/13                                              335,563
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   260,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                $      269,976
--------------------------------------------------------------------------------
                                                                      2,682,820
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.1%
--------------------------------------------------------------------------------
          375,000  Lucent Technologies Inc.,
                   6.45%, 3/15/29                                       328,594
--------------------------------------------------------------------------------
          575,000  Nordic Telephone Co.
                   Holdings ApS, 8.875%,
                   5/1/16 (Acquired 5/5/06,
                   Cost $600,156)(3)                                    596,562
--------------------------------------------------------------------------------
                                                                        925,156
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS(2)
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%,
                   8/15/11                                              507,500
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.1%
--------------------------------------------------------------------------------
          300,000  ACIH Inc., VRN, 0.00%,
                   12/15/07 (Acquired
                   12/21/04, Cost $215,373)(3)(4)                       258,000
--------------------------------------------------------------------------------
          300,000  NTK Holdings, Inc., 0.00%,
                   9/1/09(4)                                            228,000
--------------------------------------------------------------------------------
          325,000  Ply Gem Industries, Inc.,
                   9.00%, 2/15/12                                       307,938
--------------------------------------------------------------------------------
                                                                        793,938
--------------------------------------------------------------------------------
CONSUMER FINANCE(2)
--------------------------------------------------------------------------------
          200,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                193,752
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.1%
--------------------------------------------------------------------------------
          550,000  Ball Corp., 6.875%,
                   12/15/12                                             554,125
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12                                      253,750
--------------------------------------------------------------------------------
          350,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14                                     358,750
--------------------------------------------------------------------------------
                                                                      1,166,625
--------------------------------------------------------------------------------
DISTRIBUTORS(2)
--------------------------------------------------------------------------------
          375,000  Amscan Holdings Inc.,
                   8.75%, 5/1/14                                        335,625
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.5%
--------------------------------------------------------------------------------
        3,000,000  Dow Jones CDX N.A. High
                   Yield Secured Note, 8.625%,
                   6/29/11 (Acquired 5/23/06,
                   Cost $2,985,000)(3)                                2,970,000
--------------------------------------------------------------------------------
        3,628,049  Lehman Brothers TRAINS(SM),
                   Series 2005-1, 7.65%,
                   6/15/15 (Acquired 7/20/05,
                   Cost $3,811,265)(3)                                3,620,143
--------------------------------------------------------------------------------
                                                                      6,590,143
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
          300,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             295,865
--------------------------------------------------------------------------------
          650,000  Bank of America Corp.,
                   4.375%, 12/1/10                                      620,114
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,090,000  Citigroup Inc., 5.00%,
                   9/15/14                                       $    1,028,897
--------------------------------------------------------------------------------
          300,000  Ford Motor Credit Co.,
                   6.625%, 6/16/08                                      284,257
--------------------------------------------------------------------------------
          450,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                     414,790
--------------------------------------------------------------------------------
          325,000  Ford Motor Credit Co.,
                   7.25%, 10/25/11                                      289,011
--------------------------------------------------------------------------------
          260,000  General Electric Capital
                   Corp., 6.125%, 2/22/11                               266,095
--------------------------------------------------------------------------------
          750,000  General Motors Acceptance
                   Corp., 6.875%, 9/15/11                               705,325
--------------------------------------------------------------------------------
          300,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14                                272,753
--------------------------------------------------------------------------------
          350,000  General Motors Acceptance
                   Corp., 8.00%, 11/1/31                                329,609
--------------------------------------------------------------------------------
          500,000  HSBC Finance Corp.,
                   4.125%, 11/16/09                                     476,948
--------------------------------------------------------------------------------
          475,000  HSBC Finance Corp.,
                   4.75%, 4/15/10                                       460,282
--------------------------------------------------------------------------------
          250,000  HSBC Finance Corp.,
                   4.625%, 9/15/10                                      240,119
--------------------------------------------------------------------------------
          350,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                        365,363
--------------------------------------------------------------------------------
          390,000  John Deere Capital Corp.,
                   4.50%, 8/25/08                                       381,847
--------------------------------------------------------------------------------
                                                                      6,431,275
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
          562,000  AT&T Corp., 7.30%, 11/15/11                          601,201
--------------------------------------------------------------------------------
          330,000  AT&T Inc., 6.80%, 5/15/36                            329,311
--------------------------------------------------------------------------------
           37,000  BellSouth Corp., 6.875%,
                   10/15/31                                              36,947
--------------------------------------------------------------------------------
          370,000  Embarq Corp., 7.08%,
                   6/1/16                                               371,097
--------------------------------------------------------------------------------
          500,000  Intelsat Subsidiary Holding
                   Co. Ltd., VRN, 8.25%,
                   1/24/07                                              504,375
--------------------------------------------------------------------------------
          750,000  Intelsat Subsidiary Holding
                   Co. Ltd., VRN, 8.625%,
                   1/24/07                                              763,125
--------------------------------------------------------------------------------
          775,000  Qwest Communications
                   International Inc., 7.50%,
                   2/15/14                                              771,126
--------------------------------------------------------------------------------
          475,000  Qwest Corp., 7.875%, 9/1/11                          491,031
--------------------------------------------------------------------------------
          120,000  Sprint Capital Corp., 8.375%,
                   3/15/12                                              133,973
--------------------------------------------------------------------------------
          500,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10                                       469,990
--------------------------------------------------------------------------------
                                                                      4,472,176
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.2%
--------------------------------------------------------------------------------
          380,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                        359,582
--------------------------------------------------------------------------------
          340,000  Carolina Power & Light Co.,
                   5.25%, 12/15/15                                      321,927
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   190,000  CenterPoint Energy
                   Resources Corp., 6.50%,
                   2/1/08                                        $      192,315
--------------------------------------------------------------------------------
          197,000  FirstEnergy Corp., 7.375%,
                   11/15/31                                             211,961
--------------------------------------------------------------------------------
          210,000  Florida Power Corp., 4.50%,
                   6/1/10                                               201,792
--------------------------------------------------------------------------------
           37,000  Hydro Quebec, 8.40%,
                   1/15/22                                               46,454
--------------------------------------------------------------------------------
          300,000  MSW Energy Holdings LLC/
                   MSW Energy Finance Co.,
                   Inc., 8.50%, 9/1/10                                  312,750
--------------------------------------------------------------------------------
          310,000  Southern California Edison
                   Co., 5.625%, 2/1/36                                  281,037
--------------------------------------------------------------------------------
                                                                      1,927,818
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
--------------------------------------------------------------------------------
          250,000  Celestica Inc., 7.625%, 7/1/13                       249,375
--------------------------------------------------------------------------------
          500,000  Flextronics International Ltd.,
                   6.50%, 5/15/13                                       485,625
--------------------------------------------------------------------------------
                                                                        735,000
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
          400,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     414,000
--------------------------------------------------------------------------------
          625,000  Newpark Resources,
                   8.625%, 12/15/07                                     626,563
--------------------------------------------------------------------------------
          250,000  Universal Compression Inc.,
                   7.25%, 5/15/10                                       252,500
--------------------------------------------------------------------------------
          260,000  XTO Energy Inc., 6.10%,
                   4/1/36                                               242,953
--------------------------------------------------------------------------------
                                                                      1,536,016
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.1%
--------------------------------------------------------------------------------
          450,000  Ingles Markets, Inc.,
                   8.875%, 12/1/11                                      473,625
--------------------------------------------------------------------------------
          360,000  Wal-Mart Stores, Inc.,
                   4.125%, 7/1/10                                       341,657
--------------------------------------------------------------------------------
           37,000  Wal-Mart Stores, Inc.,
                   7.55%, 2/15/30                                        42,999
--------------------------------------------------------------------------------
          150,000  Wal-Mart Stores, Inc.,
                   5.25%, 9/1/35                                        130,947
--------------------------------------------------------------------------------
                                                                        989,228
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          320,000  Archer-Daniels-Midland Co.,
                   5.375%, 9/15/35                                      283,143
--------------------------------------------------------------------------------
          500,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%,
                   10/1/08 (Acquired 6/14/05-
                   11/28/05, Cost $489,141)(3)                          480,782
--------------------------------------------------------------------------------
          350,000  Cadbury Schweppes U.S.
                   Finance LLC, 5.125%,
                   10/1/13 (Acquired 9/22/03-
                   10/8/03, Cost $348,086)(3)                           331,272
--------------------------------------------------------------------------------
           25,000  Dole Food Company, Inc.,
                   8.875%, 3/15/11                                       24,594
--------------------------------------------------------------------------------
           37,000  Kellogg Co., 7.45%, 4/1/31                            42,377
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    37,000  Kraft Foods Inc., 6.50%,
                   11/1/31                                       $       37,296
--------------------------------------------------------------------------------
                                                                      1,199,464
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
          350,000  Baxter Financial Corp.,
                   4.75%, 10/15/10 (Acquired
                   9/28/05, Cost $348,929)(3)                           336,944
--------------------------------------------------------------------------------
          275,000  Sybron Dental Specialties
                   Inc., 8.125%, 6/15/12                                291,500
--------------------------------------------------------------------------------
          575,000  Universal Hospital Services I
                   nc., 10.125%, 11/1/11                                606,625
--------------------------------------------------------------------------------
                                                                      1,235,069
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
--------------------------------------------------------------------------------
          375,000  Alliance Imaging, Inc.,
                   7.25%, 12/15/12                                      338,438
--------------------------------------------------------------------------------
          350,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                                      371,000
--------------------------------------------------------------------------------
          600,000  HCA Inc., 6.95%, 5/1/12                              595,886
--------------------------------------------------------------------------------
          375,000  HCA Inc., 7.50%, 11/6/33                             351,782
--------------------------------------------------------------------------------
          400,000  Laboratory Corp. of America
                   Holdings, 5.625%, 12/15/15                           383,767
--------------------------------------------------------------------------------
          125,000  Omnicare Inc., 6.875%,
                   12/15/15                                             121,875
--------------------------------------------------------------------------------
                                                                      2,162,748
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.5%
--------------------------------------------------------------------------------
          178,848  Eldorado Casino Shreveport,
                   10.00%, 8/1/12                                       143,973
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc., 8.125%,
                   6/1/12                                               516,250
--------------------------------------------------------------------------------
          400,000  Intrawest Corp., 7.50%,
                   10/15/13                                             408,000
--------------------------------------------------------------------------------
          500,000  Isle of Capri Casinos Inc.,
                   7.00%, 3/1/14                                        487,500
--------------------------------------------------------------------------------
          500,000  Majestic Star Casino LLC/
                   Majestic Star Casino Capital
                   Corp., 9.50%, 10/15/10                               532,500
--------------------------------------------------------------------------------
           69,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                       74,003
--------------------------------------------------------------------------------
          500,000  MGM Mirage, 8.50%,
                   9/15/10                                              530,000
--------------------------------------------------------------------------------
          400,000  MGM Mirage, 6.75%, 9/1/12                            395,000
--------------------------------------------------------------------------------
          300,000  Penn National Gaming, Inc.,
                   6.875%, 12/1/11                                      299,250
--------------------------------------------------------------------------------
          375,000  Resorts International Hotel
                   and Casino Inc., 11.50%,
                   3/15/09                                              410,625
--------------------------------------------------------------------------------
          350,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                      349,931
--------------------------------------------------------------------------------
          225,000  Six Flags Inc., 8.875%,
                   2/1/10                                               225,000
--------------------------------------------------------------------------------
          700,000  Six Flags Inc., 9.75%,
                   4/15/13                                              705,249
--------------------------------------------------------------------------------
          225,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%,
                   5/1/12                                               239,063
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   400,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.375%,
                   11/15/15                                      $      413,000
--------------------------------------------------------------------------------
          500,000  Trump Entertainment
                   Resorts, Inc., 8.50%, 6/1/15                         492,500
--------------------------------------------------------------------------------
          500,000  Wynn Las Vegas LLC,
                   6.625%, 12/1/14                                      476,875
--------------------------------------------------------------------------------
          450,000  Yum! Brands Inc., 8.875%,
                   4/15/11                                              504,099
--------------------------------------------------------------------------------
                                                                      7,202,818
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
          125,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      129,219
--------------------------------------------------------------------------------
          550,000  D.R. Horton, Inc., 7.875%,
                   8/15/11                                              581,839
--------------------------------------------------------------------------------
          100,000  KB Home, 9.50%, 2/15/11                              104,875
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11                             487,291
--------------------------------------------------------------------------------
          425,000  Sealy Mattress Co., 8.25%,
                   6/15/14                                              444,125
--------------------------------------------------------------------------------
          225,000  Standard Pacific Corp.,
                   9.25%, 4/15/12                                       229,500
--------------------------------------------------------------------------------
          200,000  William Lyon Homes, Inc.,
                   10.75%, 4/1/13                                       199,250
--------------------------------------------------------------------------------
                                                                      2,176,099
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 0.1%
--------------------------------------------------------------------------------
          525,000  AES Corporation (The),
                   8.875%, 2/15/11                                      561,094
--------------------------------------------------------------------------------
          500,000  AES Corporation (The),
                   8.75%, 5/15/13 (Acquired
                   5/14/04, Cost $510,000)(3)                           542,500
--------------------------------------------------------------------------------
          600,000  NRG Energy Inc., 7.375%,
                   2/1/16                                               602,250
--------------------------------------------------------------------------------
                                                                      1,705,844
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
        1,100,000  General Electric Co.,
                   5.00%, 2/1/13                                      1,059,204
--------------------------------------------------------------------------------
INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          350,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03,
                   Cost $349,314)(3)                                    340,805
--------------------------------------------------------------------------------
           37,000  AXA SA, 8.60%, 12/15/30                               45,324
--------------------------------------------------------------------------------
          300,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                       296,412
--------------------------------------------------------------------------------
          200,000  Genworth Financial Inc.,
                   4.95%, 10/1/15                                       185,262
--------------------------------------------------------------------------------
          300,000  Monumental Global Funding
                   II, 3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $299,994)(3)                            291,538
--------------------------------------------------------------------------------
          210,000  Prudential Financial, Inc.,
                   5.40%, 6/13/35                                       182,086
--------------------------------------------------------------------------------
                                                                      1,341,427
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
IT SERVICES(2)
--------------------------------------------------------------------------------
      $   400,000  SunGard Data Systems Inc.,
                   9.125%, 8/15/13 (Acquired
                   7/27/05, Cost $414,625)(3)                    $      421,500
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES(2)
--------------------------------------------------------------------------------
          425,000  Fisher Scientific International
                   Inc., 6.75%, 8/15/14                                 430,313
--------------------------------------------------------------------------------
MACHINERY(2)
--------------------------------------------------------------------------------
          210,000  Dover Corp., 5.375%,
                   10/15/35                                             185,792
--------------------------------------------------------------------------------
           51,000  Terex Corp., 7.375%,
                   1/15/14                                               51,383
--------------------------------------------------------------------------------
                                                                        237,175
--------------------------------------------------------------------------------
MEDIA -- 0.6%
--------------------------------------------------------------------------------
          400,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12                                       398,000
--------------------------------------------------------------------------------
          325,000  Cadmus Communications
                   Corp., 8.375%, 6/15/14                               327,438
--------------------------------------------------------------------------------
          248,000  CCH I, LLC, 11.00%, 10/1/15                          214,520
--------------------------------------------------------------------------------
          475,000  Charter Communications
                   Holdings II LLC, 10.25%,
                   9/15/10                                              476,188
--------------------------------------------------------------------------------
          625,000  Cinemark Inc., VRN, 0.00%,
                   3/15/09(4)                                           492,969
--------------------------------------------------------------------------------
          650,000  Comcast Corp., 5.90%,
                   3/15/16                                              629,319
--------------------------------------------------------------------------------
          610,000  Cox Communications, Inc.,
                   7.125%, 10/1/12                                      634,383
--------------------------------------------------------------------------------
          350,000  CSC Holdings, Inc., 8.125%,
                   8/15/09                                              360,500
--------------------------------------------------------------------------------
          250,000  CSC Holdings, Inc., 7.25%,
                   4/15/12 (Acquired 8/5/04,
                   Cost $241,250)(3)                                    245,938
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., 8.00%,
                   11/15/13                                             508,750
--------------------------------------------------------------------------------
          500,000  DirecTV Holdings LLC/
                   DirecTV Financing Co., Inc.,
                   8.375%, 3/15/13                                      531,875
--------------------------------------------------------------------------------
          500,000  Echostar DBS Corp., 6.375%,
                   10/1/11                                              481,250
--------------------------------------------------------------------------------
          600,000  Imax Corp., 9.625%, 12/1/10                          629,999
--------------------------------------------------------------------------------
          225,000  Mediacom LLC, 9.50%,
                   1/15/13                                              227,250
--------------------------------------------------------------------------------
          350,000  MediaNews Group, Inc.,
                   6.875%, 10/1/13                                      330,750
--------------------------------------------------------------------------------
          100,000  News America Holdings,
                   7.75%, 1/20/24                                       106,852
--------------------------------------------------------------------------------
          600,000  Primedia Inc., 8.875%,
                   5/15/11                                              577,499
--------------------------------------------------------------------------------
          400,000  Primedia Inc., 8.00%,
                   5/15/13                                              362,000
--------------------------------------------------------------------------------
           37,000  Time Warner Inc., 7.625%,
                   4/15/31                                               39,492
--------------------------------------------------------------------------------
          250,000  Viacom Inc., 5.75%, 4/30/11
                   (Acquired 4/5/06, Cost
                   $248,490)(3)                                         246,773
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

        $ 130,000  Viacom Inc., 6.25%, 4/30/16
                   (Acquired 4/5/06, Cost
                   $129,429)(3)                                  $      126,940
--------------------------------------------------------------------------------
          300,000  Walt Disney Company,
                   5.50%, 12/29/06                                      300,446
--------------------------------------------------------------------------------
                                                                      8,249,131
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
          450,000  Alcan Inc., 4.50%, 5/15/13                           414,422
--------------------------------------------------------------------------------
          350,000  IPSCO Inc., 8.75%, 6/1/13                            378,875
--------------------------------------------------------------------------------
          125,000  Massey Energy Co., 6.875%,
                   12/15/13 (Acquired 12/9/05,
                   Cost $124,054)(3)                                    120,625
--------------------------------------------------------------------------------
                                                                        913,922
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          250,000  CMS Energy Corp., 7.50%,
                   1/15/09                                              254,375
--------------------------------------------------------------------------------
          300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                      292,722
--------------------------------------------------------------------------------
          200,000  Dominion Resources Inc.,
                   4.75%, 12/15/10                                      191,685
--------------------------------------------------------------------------------
          340,000  Nisource Finance Corp.,
                   5.25%, 9/15/17                                       312,095
--------------------------------------------------------------------------------
          310,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        293,432
--------------------------------------------------------------------------------
                                                                      1,344,309
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.1%
--------------------------------------------------------------------------------
          150,000  May Department Stores Co.
                   (The), 3.95%, 7/15/07                                146,708
--------------------------------------------------------------------------------
          350,000  May Department Stores Co.
                   (The), 4.80%, 7/15/09                                341,042
--------------------------------------------------------------------------------
          325,000  Neiman Marcus Group Inc.,
                   10.375%, 10/15/15
                   (Acquired 9/28/05, Cost
                   $325,000)(3)                                         343,688
--------------------------------------------------------------------------------
           37,000  Target Corp., 7.00%, 7/15/31                          41,210
--------------------------------------------------------------------------------
                                                                        872,648
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
--------------------------------------------------------------------------------
          450,000  Chesapeake Energy Corp.,
                   7.50%, 6/15/14                                       461,813
--------------------------------------------------------------------------------
           37,000  ConocoPhillips Holding Co.,
                   6.95%, 4/15/29                                        40,580
--------------------------------------------------------------------------------
          300,000  Devon Energy Corp., 2.75%,
                   8/1/06                                               298,654
--------------------------------------------------------------------------------
           37,000  Devon Financing Corp ULC,
                   7.875%, 9/30/31                                       43,143
--------------------------------------------------------------------------------
          525,000  El Paso Corp., 7.875%,
                   6/15/12                                              543,375
--------------------------------------------------------------------------------
          300,000  El Paso Corp., 7.80%,
                   8/1/31                                               294,375
--------------------------------------------------------------------------------
          650,000  Enterprise Products
                   Operating L.P., 4.95%,
                   6/1/10                                               624,876
--------------------------------------------------------------------------------
          230,000  Enterprise Products
                   Operating L.P., 6.65%,
                   10/15/34                                             217,812
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   550,000  Forest Oil Corp., 7.75%,
                   5/1/14                                        $      558,250
--------------------------------------------------------------------------------
          389,000  Magnum Hunter Resources
                   Inc., 9.60%, 3/15/12                                 413,799
--------------------------------------------------------------------------------
          525,000  Massey Energy Co., 6.625%,
                   11/15/10                                             527,625
--------------------------------------------------------------------------------
          300,000  Pacific Energy Partners
                   L.P./Pacific Energy Finance
                   Corp., 7.125%, 6/15/14                               300,750
--------------------------------------------------------------------------------
          550,000  Premcor Refining Group Inc.
                   (The), 6.125%, 5/1/11                                556,839
--------------------------------------------------------------------------------
          225,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      225,000
--------------------------------------------------------------------------------
          300,000  Williams Companies Inc.,
                   8.125%, 3/15/12                                      319,500
--------------------------------------------------------------------------------
          500,000  Williams Companies Inc.,
                   7.875%, 9/1/21                                       521,250
--------------------------------------------------------------------------------
          270,000  XTO Energy Inc., 5.30%,
                   6/30/15                                              255,740
--------------------------------------------------------------------------------
                                                                      6,203,381
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
          300,000  Abitibi-Consolidated Inc.,
                   6.95%, 4/1/08                                        297,000
--------------------------------------------------------------------------------
          450,000  Boise Cascade LLC, 7.125%,
                   10/15/14                                             409,500
--------------------------------------------------------------------------------
          475,000  Georgia-Pacific Corp., 7.70%,
                   6/15/15                                              467,875
--------------------------------------------------------------------------------
           51,000  Jefferson Smurfit Corp.,
                   8.25%, 10/1/12                                        48,195
--------------------------------------------------------------------------------
          320,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                       296,000
--------------------------------------------------------------------------------
                                                                      1,518,570
--------------------------------------------------------------------------------
PERSONAL PRODUCTS(2)
--------------------------------------------------------------------------------
          570,000  WH Holdings Ltd./WH
                   Capital Corp., 9.50%, 4/1/11                         621,300
--------------------------------------------------------------------------------
PHARMACEUTICALS(2)
--------------------------------------------------------------------------------
          410,000  Abbott Laboratories,
                   5.875%, 5/15/16                                      409,062
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp.,
                   5.55%, 12/1/13                                        97,434
--------------------------------------------------------------------------------
                                                                        506,496
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
          190,000  ERP Operating L.P., 5.125%,
                   3/15/16                                              176,657
--------------------------------------------------------------------------------
          550,000  Host Marriott L.P., 7.00%,
                   8/15/12                                              554,125
--------------------------------------------------------------------------------
                                                                        730,782
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
          700,000  Avis Budget Car Rental LLC,
                   7.75%, 5/15/16 (Acquired
                   4/11/06, Cost $700,000)(3)                           707,000
--------------------------------------------------------------------------------
          300,000  Canadian National Railway
                   Co., 6.25%, 8/1/34                                   302,915
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   350,000  Hertz Corp., 8.875%, 1/1/14
                   (Acquired 12/15/05, Cost
                   $357,875)(3)                                  $      365,750
--------------------------------------------------------------------------------
          475,000  Hertz Corp., 10.50%, 1/1/16
                   (Acquired 12/15/05-1/27/06,
                   Cost $494,781)(3)                                    516,563
--------------------------------------------------------------------------------
            8,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                         9,349
--------------------------------------------------------------------------------
          192,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                       176,840
--------------------------------------------------------------------------------
                                                                      2,078,417
--------------------------------------------------------------------------------
SOFTWARE(2)
--------------------------------------------------------------------------------
          500,000  Oracle Corp./Ozark Holding
                   Inc., 5.00%, 1/15/11
                   (Acquired 1/10/06, Cost
                   $498,185)(3)                                         485,458
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.3%
--------------------------------------------------------------------------------
          680,000  Asbury Automotive Group
                   Inc., 9.00%, 6/15/12                                 695,300
--------------------------------------------------------------------------------
          375,000  Asbury Automotive Group
                   Inc., 8.00%, 3/15/14                                 375,000
--------------------------------------------------------------------------------
          485,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      491,063
--------------------------------------------------------------------------------
          750,000  GSC Holdings Corp., 8.00%,
                   10/1/12                                              749,999
--------------------------------------------------------------------------------
          500,000  Home Depot, Inc. (The),
                   5.40%, 3/1/16                                        482,551
--------------------------------------------------------------------------------
          275,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             204,875
--------------------------------------------------------------------------------
          225,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      238,781
--------------------------------------------------------------------------------
                                                                      3,237,569
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
--------------------------------------------------------------------------------
          800,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      800,000
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE(2)
--------------------------------------------------------------------------------
          370,000  Residential Capital Corp.,
                   6.50%, 4/17/13                                       362,340
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
          550,000  United Rentals North America,
                   Inc., 6.50%, 2/15/12                                 530,750
--------------------------------------------------------------------------------
          176,000  United Rentals North America,
                   Inc., 7.75%, 11/15/13                                173,360
--------------------------------------------------------------------------------
                                                                        704,110
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
          150,000  Dobson Communications
                   Corp., 8.875%, 10/1/13                               152,250
--------------------------------------------------------------------------------
          710,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                       691,003
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       515,730
--------------------------------------------------------------------------------
          300,000  Nextel Partners Inc.,
                   8.125%, 7/1/11                                       316,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   300,000  Rogers Wireless
                   Communications Inc.,
                   7.25%, 12/15/12                               $      303,750
--------------------------------------------------------------------------------
          350,000  Rogers Wireless
                   Communications Inc.,
                   7.50%, 3/15/15                                       357,875
--------------------------------------------------------------------------------
          325,000  Rural Cellular Corp.,
                   9.75%, 1/15/10                                       329,875
--------------------------------------------------------------------------------
          400,000  Rural Cellular Corp.,
                   9.875%, 2/1/10                                       423,000
--------------------------------------------------------------------------------
          100,000  Syniverse Technologies Inc.,
                   7.75%, 8/15/13                                       100,250
--------------------------------------------------------------------------------
          325,000  UbiquiTel Operating
                   Company, 9.875%, 3/1/11                              356,688
--------------------------------------------------------------------------------
                                                                      3,546,921
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $93,893,313)                                                   92,011,872
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(5) -- 4.7%

            3,866  FHLMC, 6.50%, 12/1/12                                  3,922
--------------------------------------------------------------------------------
           45,271  FHLMC, 7.00%, 6/1/14                                  46,521
--------------------------------------------------------------------------------
        1,119,892  FHLMC, 4.50%, 1/1/19                               1,062,169
--------------------------------------------------------------------------------
        2,078,428  FHLMC, 5.00%, 4/1/21                               2,007,363
--------------------------------------------------------------------------------
            8,858  FHLMC, 7.00%, 8/1/29                                   9,090
--------------------------------------------------------------------------------
           60,135  FHLMC, 8.00%, 7/1/30                                  63,821
--------------------------------------------------------------------------------
          466,983  FHLMC, 5.50%, 12/1/33                                451,966
--------------------------------------------------------------------------------
        5,776,000  FNMA, 5.00%, settlement
                   date 6/13/06(6)                                    5,418,610
--------------------------------------------------------------------------------
        5,987,500  FNMA, 5.50%, settlement
                   date 6/13/06(6)                                    5,766,711
--------------------------------------------------------------------------------
        1,090,200  FNMA, 5.00%, settlement
                   date 6/16/06(6)                                    1,053,066
--------------------------------------------------------------------------------
        4,841,000  FNMA, 5.50%, settlement
                   date 6/16/06(6)                                    4,768,385
--------------------------------------------------------------------------------
       11,120,000  FNMA, 6.00%, settlement
                   date 7/14/06(6)                                   10,974,049
--------------------------------------------------------------------------------
        3,255,356  FNMA, 6.50%, settlement
                   date 7/14/06(6)                                    3,281,806
--------------------------------------------------------------------------------
           13,401  FNMA, 6.50%, 4/1/12                                   13,589
--------------------------------------------------------------------------------
           98,338  FNMA, 6.00%, 4/1/14                                   98,945
--------------------------------------------------------------------------------
           41,976  FNMA, 7.50%, 6/1/15                                   43,738
--------------------------------------------------------------------------------
          305,427  FNMA, 5.50%, 12/1/16                                 301,765
--------------------------------------------------------------------------------
          707,524  FNMA, 4.50%, 5/1/19                                  671,098
--------------------------------------------------------------------------------
          775,953  FNMA, 4.50%, 5/1/19                                  736,004
--------------------------------------------------------------------------------
            2,719  FNMA, 7.00%, 6/1/26                                    2,794
--------------------------------------------------------------------------------
           22,731  FNMA, 7.50%, 3/1/27                                   23,614
--------------------------------------------------------------------------------
            8,721  FNMA, 7.00%, 1/1/29                                    8,959
--------------------------------------------------------------------------------
           65,616  FNMA, 6.50%, 4/1/29                                   66,539
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $    59,256  FNMA, 6.50%, 8/1/29                           $       60,089
--------------------------------------------------------------------------------
          100,132  FNMA, 6.50%, 12/1/29                                 101,540
--------------------------------------------------------------------------------
           30,989  FNMA, 7.00%, 3/1/30                                   31,833
--------------------------------------------------------------------------------
            9,782  FNMA, 7.00%, 5/1/30                                   10,047
--------------------------------------------------------------------------------
           14,039  FNMA, 8.00%, 7/1/30                                   14,908
--------------------------------------------------------------------------------
           16,776  FNMA, 7.50%, 9/1/30                                   17,417
--------------------------------------------------------------------------------
           70,434  FNMA, 7.00%, 9/1/31                                   72,306
--------------------------------------------------------------------------------
           46,586  FNMA, 6.50%, 1/1/32                                   47,167
--------------------------------------------------------------------------------
          267,214  FNMA, 7.00%, 6/1/32                                  274,270
--------------------------------------------------------------------------------
           68,985  FNMA, 6.50%, 8/1/32                                   69,846
--------------------------------------------------------------------------------
          458,495  FNMA, 6.50%, 11/1/32                                 463,962
--------------------------------------------------------------------------------
          409,084  FNMA, 5.50%, 6/1/33                                  395,626
--------------------------------------------------------------------------------
        5,037,704  FNMA, 5.50%, 7/1/33                                4,871,979
--------------------------------------------------------------------------------
          253,424  FNMA, 5.50%, 8/1/33                                  245,087
--------------------------------------------------------------------------------
        3,438,280  FNMA, 5.00%, 11/1/33                               3,239,970
--------------------------------------------------------------------------------
        3,211,920  FNMA, 5.50%, 1/1/34                                3,106,258
--------------------------------------------------------------------------------
        7,574,298  FNMA, 4.50%, 9/1/35                                6,891,618
--------------------------------------------------------------------------------
        1,751,704  FNMA, 4.50%, 10/1/35                               1,593,821
--------------------------------------------------------------------------------
            3,279  GNMA, 7.50%, 10/15/25                                  3,441
--------------------------------------------------------------------------------
           55,482  GNMA, 6.00%, 3/15/26                                  55,485
--------------------------------------------------------------------------------
           13,359  GNMA, 7.00%, 12/15/27                                 13,831
--------------------------------------------------------------------------------
           15,764  GNMA, 6.50%, 2/15/28                                  16,099
--------------------------------------------------------------------------------
           21,833  GNMA, 6.50%, 3/15/28                                  22,297
--------------------------------------------------------------------------------
           19,668  GNMA, 7.00%, 8/15/29                                  20,341
--------------------------------------------------------------------------------
            7,580  GNMA, 7.50%, 5/15/30                                   7,944
--------------------------------------------------------------------------------
           99,612  GNMA, 7.00%, 5/15/31                                 102,997
--------------------------------------------------------------------------------
          371,422  GNMA, 5.50%, 11/15/32                                361,842
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $59,751,873)                                                   58,986,545
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 3.1%

        1,250,000  FHLB, 5.05%, 1/29/07                               1,247,273
--------------------------------------------------------------------------------
        1,800,000  FHLB, 4.625%, 2/1/08                               1,780,459
--------------------------------------------------------------------------------
        7,900,000  FHLMC, 5.00%, 9/17/07                              7,868,290
--------------------------------------------------------------------------------
        2,600,000  FHLMC, 6.625%, 9/15/09                             2,701,598
--------------------------------------------------------------------------------
        3,900,000  FHLMC, 7.00%, 3/15/10                              4,120,838
--------------------------------------------------------------------------------
        1,600,000  FHLMC, 5.50%, 3/28/16                              1,573,750
--------------------------------------------------------------------------------
        4,000,000  FHLMC, 5.30%, 5/12/20                              3,700,384
--------------------------------------------------------------------------------
          940,000  FNMA, 4.75%, 8/3/07                                  933,906
--------------------------------------------------------------------------------
       10,145,000  FNMA, 6.00%, 5/15/11(7)                           10,413,892
--------------------------------------------------------------------------------
        4,950,000  FNMA, 5.80%, 2/9/26(7)                             4,778,859
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $39,807,118)                                                   39,119,249
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(5) -- 2.6%

      $   816,113  Bank of America Large Loan,
                   Series 2005 MIB1, Class A1,
                   VRN, 5.23%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $816,113)(3)                             $      816,422
--------------------------------------------------------------------------------
        5,101,835  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.86%, 6/1/06                         113,949
--------------------------------------------------------------------------------
        2,000,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.15%,
                   6/1/06                                             1,914,660
--------------------------------------------------------------------------------
        8,377,891  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.93%, 6/1/06                         293,888
--------------------------------------------------------------------------------
        4,018,160  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.14%, 6/1/06                          119,621
--------------------------------------------------------------------------------
          479,625  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 5.18%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/18/05,
                   Cost $479,625)(3)                                    479,974
--------------------------------------------------------------------------------
        1,998,736  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 FL11, Class A1,
                   VRN, 5.23%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.15% with no
                   caps (Acquired 11/18/05,
                   Cost $1,998,736)(3)                                1,999,920
--------------------------------------------------------------------------------
        6,129,579  FHLMC, Series 2541,
                   Class EA, 5.00%, 3/1/16                            6,077,930
--------------------------------------------------------------------------------
        1,665,467  FHLMC, Series 2900,
                   Class PA, 4.50%, 3/15/14                           1,642,352
--------------------------------------------------------------------------------
        1,045,928  FHLMC, Series 2937,
                   Class KA, 4.50%, 12/15/14                          1,031,232
--------------------------------------------------------------------------------
          315,781  FNMA, Series 2003-52,
                   Class KF SEQ, VRN, 5.48%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.40% with a cap of 7.50%                            317,548
--------------------------------------------------------------------------------
           82,271  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2002 C2, Class A1 SEQ,
                   4.32%, 10/15/38                                       81,718
--------------------------------------------------------------------------------
        1,650,000  GMAC Commercial Mortgage
                   Securities, Inc., Series
                   2005 C1, Class A2 SEQ,
                   4.47%, 5/10/43                                     1,588,501
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,960,000  Greenwich Capital
                   Commercial Funding Corp.,
                   Series 2005 GG5, Class A5,
                   5.22%, 4/10/37                                $    1,871,992
--------------------------------------------------------------------------------
        2,500,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2004 C4, Class A2, VRN,
                   4.57%, 6/12/06                                     2,440,403
--------------------------------------------------------------------------------
        1,400,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C3, Class A3 SEQ,
                   4.65%, 7/30/30                                     1,335,674
--------------------------------------------------------------------------------
        1,940,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2005 C3, Class A5 SEQ,
                   4.74%, 7/15/30                                     1,796,208
--------------------------------------------------------------------------------
        1,675,000  LB-UBS Commercial
                   Mortgage Trust, Series
                   2006 C1, Class A4 SEQ,
                   5.16%, 2/15/31                                     1,593,990
--------------------------------------------------------------------------------
          566,256  Lehman Brothers Floating
                   Rate Commercial Mortgage
                   Trust, Series 2005 LLFA,
                   Class A1, VRN, 5.18%,
                   6/15/06, resets monthly off
                   the 1-month LIBOR plus
                   0.10% with no caps
                   (Acquired 7/25/05, Cost
                   $566,256)(3)                                         566,595
--------------------------------------------------------------------------------
           45,258  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                            45,314
--------------------------------------------------------------------------------
          592,233  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2005 WL5A, Class A1, VRN,
                   5.18%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/24/05,
                   Cost $592,233)(3)                                    592,589
--------------------------------------------------------------------------------
        3,040,000  Wachovia Bank Commercial
                   Mortgage Trust, Series
                   2006 C23, Class A4, 5.42%,
                   1/15/45                                            2,941,689
--------------------------------------------------------------------------------
        1,000,000  Washington Mutual, Inc.,
                   Series 2004 AR4, Class A6,
                   3.81%, 6/25/34                                       948,882
--------------------------------------------------------------------------------
        1,300,000  Washington Mutual, Inc.,
                   Series 2004 AR9, Class A7,
                   VRN, 4.17%, 6/1/06                                 1,245,989
--------------------------------------------------------------------------------
          424,705  Washington Mutual, Inc.,
                   Series 2005 AR11,
                   Class A1C1, VRN, 5.28%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.20% with a cap of 10.50%                           424,898
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,980,400)                                                   32,281,938
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(5) -- 1.5%

      $     4,191  ABSC Net Interest Margin,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $4,180)(3)                      $        4,184
--------------------------------------------------------------------------------
        1,215,032  Accredited Mortgage Loan
                   Trust, Series 2006-1,
                   Class A1, VRN, 5.14%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                 1,215,866
--------------------------------------------------------------------------------
          621,927  Ameriquest Mortgage
                   Securities Inc., Series
                   2006 R1, Class A2A, VRN,
                   5.16%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                              622,480
--------------------------------------------------------------------------------
            3,722  AQ Finance Net Interest
                   Margin, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04, Cost
                   $3,722)(3)                                             3,707
--------------------------------------------------------------------------------
            1,974  Argent Net Interest Margin,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $1,974)(3)                                1,973
--------------------------------------------------------------------------------
        1,500,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN,
                   5.14%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                            1,501,759
--------------------------------------------------------------------------------
        1,790,000  Centex Home Equity, Series
                   2006 A, Class AV1, 5.15%,
                   5/25/36, resets monthly off
                   the 1-month LIBOR plus
                   0.05% with no caps                                 1,790,919
--------------------------------------------------------------------------------
        1,218,439  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN,
                   5.15%, 6/15/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% with no
                   caps, Final Maturity 10/15/18                      1,219,566
--------------------------------------------------------------------------------
            3,848  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost
                   $3,846)(3)                                             3,842
--------------------------------------------------------------------------------
          565,287  Countrywide Asset-Backed
                   Certificates, Series 2005-7,
                   Class 3AV1, VRN, 5.20%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.12% with no caps                                   565,645
--------------------------------------------------------------------------------
          591,344  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 5.21%,
                   6/25/06, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                                   591,795
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,010,000  Countrywide Asset-Backed
                   Certificates, Series 2006 BC2,
                   Class 2A1, 5.09%, 6/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.04%
                   with no caps                                  $    1,010,000
--------------------------------------------------------------------------------
        1,517,359  Countrywide Asset-Backed
                   Certificates, Series 2006-6,
                   Class 2A1, VRN, 5.15%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.07% with no caps                                 1,518,273
--------------------------------------------------------------------------------
          758,724  Credit-Based Asset Servicing
                   and Securitization, Series
                   2006 CB3, Class AV1, VRN,
                   5.14%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with
                   no caps                                              759,181
--------------------------------------------------------------------------------
          100,450  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,
                   VRN, 5.16%, 6/25/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.08% with
                   no caps                                              100,515
--------------------------------------------------------------------------------
          922,684  IndyMac Residential Asset
                   Backed Trust, Series 2006 B,
                   Class 2A1, VRN, 5.14%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.06% with no caps                                   923,506
--------------------------------------------------------------------------------
           24,116  Long Beach Asset Holdings
                   Corp., Series 2005-1,
                   Class N1, 4.12%, 2/25/35
                   (Acquired 1/19/05, Cost
                   $24,116)(3)                                           24,076
--------------------------------------------------------------------------------
          970,445  Long Beach Mortgage Loan
                   Trust, Series 2006-2,
                   Class 2A1, VRN, 5.15%,
                   6/26/06, resets monthly off
                   the 1-month LIBOR plus
                   0.07% with no caps                                   971,181
--------------------------------------------------------------------------------
          129,388  Nomura Home Equity Loan,
                   Inc., Series 2006 HE1,
                   Class A1, 5.16%, 6/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.08%
                   with no caps                                         129,498
--------------------------------------------------------------------------------
          180,811  Nomura Home Equity Loan,
                   Inc., Series 2006 HE2,
                   Class A1, 5.14%, 6/26/06,
                   resets monthly off the
                   1-month LIBOR plus 0.06%
                   with no caps                                         180,920
--------------------------------------------------------------------------------
          291,121  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A,
                   VRN, 5.20%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.12% with a
                   cap of 11.00%                                        291,339
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,923,495  NovaStar Home Equity Loan,
                   Series 2005-4, Class A2A,
                   VRN, 5.17%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.09% with a
                   cap of 11.00%                                 $    2,925,786
--------------------------------------------------------------------------------
           94,816  Residential Asset Mortgage
                   Products, Inc., Series 2004
                   RS10, Class AII1, VRN,
                   5.25%,  6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with a
                   cap of 14.00%                                         94,883
--------------------------------------------------------------------------------
        1,117,887  Residential Asset Mortgage
                   Products, Inc., Series
                   2005 RS1, Class AII1, VRN,
                   5.19%, 6/26/06, resets
                   monthly off the 1-month
                   LIBOR plus 0.11% with a
                   cap of 14.00%                                      1,118,721
--------------------------------------------------------------------------------
          120,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            114,970
--------------------------------------------------------------------------------
            1,970  Sail Net Interest Margin
                   Notes, Series 2004-8A,
                   Class A, 5.00%, 9/27/34
                   (Acquired 9/13/04, Cost
                   $1,974)(3)                                             1,968
--------------------------------------------------------------------------------
        1,231,229  SLM Student Loan Trust,
                   Series 2006-2, Class A1,
                   VRN, 4.85%, 6/26/06, resets
                   quarterly off the 3-month
                   LIBOR minus 0.03% with
                   no caps                                            1,231,974
--------------------------------------------------------------------------------
          420,000  SLM Student Loan Trust,
                   Series 2006-4, Class A1,
                   VRN, 5.04%, 7/25/06, resets
                   quarterly off the 3-month
                   LIBOR minus 0.03% with
                   no caps                                              420,258
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $19,330,352)                                                   19,338,785
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 1.4%

        3,115,000  U.S. Treasury Bonds,
                   8.125%, 8/15/21                                    4,009,590
--------------------------------------------------------------------------------
        2,925,000  U.S. Treasury Bonds,
                   7.125%, 2/15/23                                    3,489,894
--------------------------------------------------------------------------------
          400,000  U.S. Treasury Bonds,
                   6.125%, 11/15/27                                     439,906
--------------------------------------------------------------------------------
          822,000  U.S. Treasury Bonds,
                   6.25%, 5/15/30                                       925,907
--------------------------------------------------------------------------------
          450,000  U.S. Treasury Bonds,
                   4.50%, 2/15/36                                       402,188
--------------------------------------------------------------------------------
        7,045,360  U.S. Treasury Inflation
                   Indexed Notes, 2.00%,
                   1/15/16                                            6,778,136
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   572,000  U.S. Treasury Notes,
                   4.875%, 4/30/11                               $      567,956
--------------------------------------------------------------------------------
          800,000  U.S. Treasury Notes, 4.50%,
                   2/15/16                                              761,657
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $17,891,015)                                                   17,375,234
--------------------------------------------------------------------------------
COMMERCIAL PAPER(8) -- 1.2%

        1,000,000  Alcon Capital Corp., 4.97%,
                   7/10/06 (Acquired 5/17/06,
                   Cost $992,545)(3)                                    994,549
--------------------------------------------------------------------------------
        1,000,000  American Honda Finance,
                   4.99%, 7/10/06                                       994,516
--------------------------------------------------------------------------------
        1,250,000  Amsterdam Funding Corp.,
                   4.93%, 6/9/06 (Acquired
                   4/27/06, Cost $1,242,639)(3)                       1,248,589
--------------------------------------------------------------------------------
        1,250,000  Canadian Imperial Holdings,
                   4.91%, 6/19/06                                     1,246,856
--------------------------------------------------------------------------------
        1,250,000  Cedar Springs Capital Co.,
                   4.87%, 6/26/06 (Acquired
                   3/29/06, Cost $1,234,950)(3)                       1,245,583
--------------------------------------------------------------------------------
        1,250,000  Danske Corporation, 5.03%,
                   8/8/06 (Acquired 5/9/06,
                   Cost $1,234,107)(3)                                1,237,999
--------------------------------------------------------------------------------
        1,000,000  Govco Incorporated, 5.10%,
                   8/24/06 (Acquired 5/24/06,
                   Cost $986,967)(3)                                    987,979
--------------------------------------------------------------------------------
        1,000,000  ING (U.S.) Funding LLC,
                   5.00%, 6/30/06                                       995,958
--------------------------------------------------------------------------------
        1,250,000  Legacy Capital LLC, 4.90%,
                   6/7/06 (Acquired 4/19/06,
                   Cost $1,241,663)(3)                                1,248,941
--------------------------------------------------------------------------------
        1,000,000  Lexington Parker Capital,
                   5.04%, 8/7/06 (Acquired
                   5/10/06, Cost $987,540)(3)                           990,305
--------------------------------------------------------------------------------
        1,250,000  Merrill Lynch & Co., Inc.,
                   5.01%, 7/5/06                                      1,244,033
--------------------------------------------------------------------------------
        1,500,000  New York Times Co. (The),
                   4.75%, 6/1/06                                      1,500,000
--------------------------------------------------------------------------------
        1,000,000  Ranger Funding Co. LLC,
                   5.01%, 6/14/06 (Acquired
                   5/24/06, Cost $997,078)(3)                           998,175
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost $14,934,616)                                                   14,933,483
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.2%

        1,000,000  Royal Bank of Canada (New
                   York), 5.04%, 6/27/06                              1,000,000
--------------------------------------------------------------------------------
        1,000,000  Wells Fargo Co., 5.02%,
                   6/22/06                                              999,997
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $2,000,000)                                                     1,999,997
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.1%

        $ 300,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                 $      269,460
--------------------------------------------------------------------------------
          340,000  Orange County Housing
                   Finance Auth. Rev., Series
                   2002 B, (Millenia), VRDN,
                   5.08%, 6/7/06 (LOC:
                   Keybank N.A.)                                        340,000
--------------------------------------------------------------------------------
          400,000  Utah Housing Corp. Rev.,
                   Series 2004 B, (Tanglewood),
                   VRDN, 5.14%, 6/7/06 (LOC:
                   Citibank N.A.)                                       400,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $1,040,916)                                                     1,009,460
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.1%

          400,000  Province of Quebec, 5.00%,
                   7/17/09                                              395,454
--------------------------------------------------------------------------------
          430,000  Republic of Italy, 4.00%,
                   6/16/08                                              419,108
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $837,296)                                                         814,562
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.4%

      $ 5,000,000  FNMA Discount Notes,
                   4.74%, 6/9/06(8)                              $    4,994,540
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 6.375%-7.25%,
5/15/16-8/15/27 valued at $38,517,817),
in a joint trading account at 4.87%, dated
5/31/06, due 6/1/06 (Delivery value
$37,805,114)(7)                                                      37,800,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $42,794,733)                                                   42,794,540
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.5%
(Cost $1,153,884,630)                                             1,275,483,567
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (2.5)%                                               (31,565,860)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,243,917,707
================================================================================

FUTURES CONTRACTS
----------------------------------------------------------------------------------------------------
                                          Expiration             Underlying Face         Unrealized
      Contracts Sold                         Date                Amount at Value         Gain (Loss)
----------------------------------------------------------------------------------------------------
   59  U.S. Treasury 5-Year Notes       September 2006              $6,112,953              $19,227
----------------------------------------------------------------------------------------------------
   33  U.S. Treasury 10-Year Notes      September 2006               3,462,422               28,543
----------------------------------------------------------------------------------------------------
                                                                    $9,575,375              $47,770
                                                                 ===================================

See Notes to Financial Statements.                                  (continued)

------

Strategic Allocation: Aggressive - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

SWAP AGREEMENTS
----------------------------------------------------------------------------------------------------
                                                                                         Unrealized
  Notional Amount           Description of Agreement                   Expiration Date   Gain (Loss)
----------------------------------------------------------------------------------------------------
CREDIT DEFAULT
----------------------------------------------------------------------------------------------------
   $ 5,000,000    Pay quarterly a fixed rate equal to 0.40%               June 2011         $(2,316)
                  multiplied by the notional amount and receive
                  from Barclays Capital, Inc. upon each default
                  event of one of the issues of Dow Jones CDX N.A.
                  Investment Grade 6, par value of the proportional
                  notional amount.
----------------------------------------------------------------------------------------------------
     2,400,000    Pay quarterly a fixed rate equal to 0.75%               June 2011           6,586
                  multiplied by the notional amount and receive
                  from Deutsche Bank AG upon each default event
                  of one of the issues of Dow Jones CDX N.A.
                  Investment Grade 6, par value of the proportional
                  notional amount.
----------------------------------------------------------------------------------------------------
INTEREST RATE
----------------------------------------------------------------------------------------------------
     1,854,000    Receive semiannually a fixed rate equal to 5.6965%    September 2030      (25,336)
                  and pay quarterly a variable rate based on the
                  3-month LIBOR with Barclays Capital, Inc.
----------------------------------------------------------------------------------------------------
                                                                                           $(21,066)
                                                                                         ===========

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

CDX = Credit Derivative Indexes

CVA = Certificaten Van Aandelen

EAFE = Europe, Australasia, and Far East

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

MSCI = Morgan Stanley Capital International

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SDR = Swedish Depositary Receipt

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted average coupon of the underlying securities held.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective May 31, 2006.

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

(3) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2006 was
    $27,336,607, which represented 2.2% of total net assets.

(4) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    May 31, 2006.

(5) Final maturity indicated, unless otherwise noted.

(6) Forward commitment.

(7) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(8) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     12/1/05 -       EXPENSE
                        12/1/05         5/31/06         5/31/06         RATIO*
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: CONSERVATIVE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,023.20         $4.99          0.99%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,024.30         $3.99          0.79%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,022.00         $6.25          1.24%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,022.00         $6.25          1.24%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,018.20        $10.01          1.99%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,020.00        $10.02          1.99%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,020.80         $7.51          1.49%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,020.00         $4.99          0.99%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,020.99         $3.98          0.79%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,018.75         $6.24          1.24%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,018.75         $6.24          1.24%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,015.01        $10.00          1.99%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,015.01        $10.00          1.99%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,017.50         $7.49          1.49%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     12/1/05 -       EXPENSE
                        12/1/05         5/31/06         5/31/06         RATIO*
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: MODERATE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,040.90         $5.34          1.05%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,040.40         $4.32          0.85%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,038.10         $6.61          1.30%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,039.60         $6.61          1.30%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,035.80        $10.40          2.05%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,035.70        $10.40          2.05%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,038.40         $7.88          1.55%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,019.70         $5.29          1.05%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,020.69         $4.28          0.85%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,018.45         $6.54          1.30%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,018.45         $6.54          1.30%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,014.71        $10.30          2.05%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,014.71        $10.30          2.05%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,017.20         $7.80          1.55%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     12/1/05 -       EXPENSE
                        12/1/05         5/31/06         5/31/06         RATIO*
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION: AGGRESSIVE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,052.20         $6.04          1.18%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,053.10         $5.02          0.98%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,049.70         $7.31          1.43%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,049.60         $7.31          1.43%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,045.80        $11.12          2.18%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,045.90        $11.12          2.18%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,048.60         $8.58          1.68%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,019.05         $5.94          1.18%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,020.04         $4.94          0.98%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,017.80         $7.19          1.43%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,017.80         $7.19          1.43%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,014.06        $10.95          2.18%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,014.06        $10.95          2.18%
--------------------------------------------------------------------------------
R Class                 $1,000         $1,016.55         $8.45          1.68%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

MAY 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------
                                            STRATEGIC       STRATEGIC        STRATEGIC
                                           CONSERVATIVE      MODERATE        AGGRESSIVE
------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $738,560,393, $2,053,253,857
and $1,153,884,630, respectively)          $781,089,820   $2,217,622,657   $1,275,483,567
-------------------------------------
Cash                                            534,881               --               --
-------------------------------------
Foreign currency holdings, at value
(cost $--, $734,795 and $603,448,
respectively)                                        --          734,787          603,442
-------------------------------------
Receivable for investments sold               4,103,341       11,089,942        4,600,381
-------------------------------------
Receivable for capital shares sold               68,107          736,559          319,429
-------------------------------------
Unrealized appreciation on
swap aggreements                                 15,189           29,030            6,586
-------------------------------------
Receivable for variation margin
on futures contracts                             63,588           42,796           23,194
-------------------------------------
Dividends and interest receivable             3,516,384        8,726,802        4,476,039
------------------------------------------------------------------------------------------
                                            789,391,310    2,238,982,573    1,285,512,638
------------------------------------------------------------------------------------------
LIABILITES
------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                                  --          690,248        2,058,136
-------------------------------------
Payable for investments purchased            55,527,586       99,623,666       38,120,513
-------------------------------------
Payable for capital shares redeemed               3,000           50,184           19,980
-------------------------------------
Unrealized depreciation
on swap agreements                               70,054           85,649           27,652
-------------------------------------
Accrued management fees                         558,920        1,750,248        1,191,905
-------------------------------------
Distribution fees payable                        40,424          126,568           88,048
-------------------------------------
Service fees (and distribution
fees -- A and R Class) payable                   40,082          132,251           88,697
-------------------------------------
Accrued expenses and
other liabilities                                    --              464               --
------------------------------------------------------------------------------------------
                                             56,240,066      102,459,278       41,594,931
------------------------------------------------------------------------------------------
NET ASSETS                                 $733,151,244   $2,136,523,295   $1,243,917,707
==========================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

MAY 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------
                                            STRATEGIC       STRATEGIC        STRATEGIC
                                           CONSERVATIVE      MODERATE        AGGRESSIVE
------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                           $679,407,181   $1,890,969,594   $1,068,378,344
-------------------------------------
Undistributed net investment income           4,216,508        9,620,429        4,402,204
-------------------------------------
Undistributed net realized gain
on investment and foreign
currency transactions                         6,888,989       71,477,165       49,505,552
-------------------------------------
Net unrealized appreciation on
investments and translation of
assets and liabilities in
foreign currencies                           42,638,566      164,456,107      121,631,607
------------------------------------------------------------------------------------------
                                           $733,151,244   $2,136,523,295   $1,243,917,707
==========================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                 $387,055,231     $962,675,806     $748,222,990
-------------------------------------
Shares outstanding                           69,822,146      139,952,112       92,062,023
-------------------------------------
Net asset value per share                         $5.54            $6.88            $8.13
------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                 $159,041,729     $564,177,025      $88,540,509
-------------------------------------
Shares outstanding                           28,674,542       81,994,873       10,882,529
-------------------------------------
Net asset value per share                         $5.55            $6.88            $8.14
------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                 $155,802,811     $411,788,610     $320,686,310
-------------------------------------
Shares outstanding                           28,120,787       59,935,088       39,521,680
-------------------------------------
Net asset value per share                         $5.54            $6.87            $8.11
------------------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                  $20,346,044     $140,721,020      $58,400,784
-------------------------------------
Shares outstanding                            3,671,276       20,457,663        7,191,059
-------------------------------------
Net asset value per share                         $5.54            $6.88            $8.12
-------------------------------------
Maximum offering price (net
asset value divided by 0.9425)                    $5.88            $7.30            $8.62
------------------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                   $2,036,143      $31,323,391       $7,670,521
-------------------------------------
Shares outstanding                              367,909        4,559,474          947,917
-------------------------------------
Net asset value per share                         $5.53            $6.87            $8.09
------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                   $8,253,371      $25,116,466      $20,083,329
-------------------------------------
Shares outstanding                            1,491,017        3,651,384        2,487,311
-------------------------------------
Net asset value per share                         $5.54            $6.88            $8.07
------------------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                     $615,915         $720,977         $313,264
-------------------------------------
Shares outstanding                              111,218          104,975           38,637
-------------------------------------
Net asset value per share                         $5.54            $6.87            $8.11
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------
                                            STRATEGIC       STRATEGIC        STRATEGIC
                                           CONSERVATIVE      MODERATE        AGGRESSIVE
------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
------------------------------------------------------------------------------------------
INCOME:
-------------------------------------
Interest                                    $ 9,768,676     $ 18,705,500     $  7,440,870
-------------------------------------
Dividends (net of foreign taxes
withheld of $78,254, $348,860
and $269,781, respectively)                   3,100,171       11,351,402        7,994,086
------------------------------------------------------------------------------------------
                                             12,868,847       30,056,902       15,434,956
------------------------------------------------------------------------------------------

EXPENSES:
-------------------------------------
Management fees                               3,247,638        9,442,125        6,682,007
-------------------------------------
Distribution fees:
-------------------------------------
  Advisor Class                                 198,502          524,228          418,120
-------------------------------------
  B Class                                         6,847           61,796           24,752
-------------------------------------
  C Class                                        28,935           84,370           66,201
-------------------------------------
Service fees:
-------------------------------------
  Advisor Class                                 198,502          524,228          418,120
-------------------------------------
  B Class                                         2,282           20,599            8,251
-------------------------------------
  C Class                                         9,645           28,123           22,067
-------------------------------------
Service and distribution fees:
-------------------------------------
  A Class                                        23,997          106,528           61,923
-------------------------------------
  R Class                                         1,269            1,461              610
-------------------------------------
Directors' fees and expenses                      8,226           22,060           14,775
-------------------------------------
Other expenses                                   11,255           24,598            6,724
------------------------------------------------------------------------------------------
                                              3,737,098       10,840,116        7,723,550
------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                  9,131,749       19,216,786        7,711,406
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-------------------------------------
Investment transactions (net of
foreign taxes withheld of $--,
$15,663 and $13,903, respectively)           13,621,587       91,357,045       61,161,354
-------------------------------------
Foreign currency transactions                   (12,853)        (205,061)        (162,377)
-------------------------------------
Futures and swaps transactions                  156,305            2,874           29,418
------------------------------------------------------------------------------------------
                                             13,765,039       91,154,858       61,028,395
------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
-------------------------------------
Investments (net of foreign tax
liability reduction of $--, $29,438,
and $23,136, respectively)                   (6,303,684)     (39,508,178)     (11,722,331)
-------------------------------------
Translation of assets and
liabilities in foreign currencies                 9,676           13,765           11,694
-------------------------------------
Futures and swaps                               104,707          121,493           33,693
------------------------------------------------------------------------------------------
                                             (6,189,301)     (39,372,920)     (11,676,944)
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                                   7,575,738       51,781,938       49,351,451
------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $16,707,487     $ 70,998,724     $ 57,062,857
==========================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2005
----------------------------------------------------------------------------------------------------
                                      STRATEGIC CONSERVATIVE               STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                 2006            2005              2006              2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income             $  9,131,749     $ 13,985,731    $   19,216,786    $   27,167,757
-----------------------------
Net realized gain (loss)            13,765,039       21,981,846        91,154,858        90,977,136
-----------------------------
Change in net unrealized
appreciation (depreciation)         (6,189,301)        (980,995)      (39,372,920)       16,290,051
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                     16,707,487       34,986,582        70,998,724       134,434,944
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
-----------------------------
  Investor Class                    (4,245,828)      (6,953,665)       (7,514,142)      (12,781,816)
-----------------------------
  Institutional Class               (1,891,367)      (3,348,337)       (4,200,841)       (7,085,347)
-----------------------------
  Advisor Class                     (1,549,160)      (2,528,330)       (2,772,232)       (4,686,459)
-----------------------------
  A Class                             (183,317)        (134,182)         (348,452)         (279,223)
-----------------------------
  B Class                              (10,459)          (7,902)          (25,630)          (19,925)
-----------------------------
  C Class                              (44,985)         (33,728)          (62,991)          (60,072)
-----------------------------
  R Class                               (2,311)            (425)           (2,114)           (2,797)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                   (11,883,003)     (14,494,788)      (44,948,600)      (18,850,466)
-----------------------------
  Institutional Class               (4,904,612)      (6,334,261)      (22,412,711)       (9,524,673)
-----------------------------
  Advisor Class                     (5,025,101)      (5,930,772)      (19,813,445)       (8,229,865)
-----------------------------
  A Class                             (569,301)         (56,123)       (2,367,913)         (135,830)
-----------------------------
  B Class                              (52,745)          (9,090)         (390,613)          (26,552)
-----------------------------
  C Class                             (221,376)         (94,633)         (974,581)         (184,147)
-----------------------------
  R Class                               (4,342)               --          (14,176)           (6,122)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                 (30,587,907)     (39,926,236)     (105,848,441)      (61,873,294)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                  26,649,389       71,931,647       324,198,441       114,830,038
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                       12,768,969       66,991,993       289,348,724       187,391,688

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                720,382,275      653,390,282     1,847,174,571     1,659,782,883
----------------------------------------------------------------------------------------------------
End of period                     $733,151,244     $720,382,275    $2,136,523,295    $1,847,174,571
====================================================================================================

Undistributed net
investment income                   $4,216,508       $3,020,708        $9,620,429        $5,344,287
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                      STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                               2006              2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                          $    7,711,406    $   10,493,921
-------------------------------------------
Net realized gain (loss)                           61,028,395        62,629,296
-------------------------------------------
Change in net unrealized
appreciation (depreciation)                       (11,676,944)       23,369,785
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                   57,062,857        96,493,002
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Investor Class                                   (7,481,221)       (5,379,099)
-------------------------------------------
  Institutional Class                              (1,001,670)         (685,788)
-------------------------------------------
  Advisor Class                                    (2,761,283)       (1,874,693)
-------------------------------------------
  A Class                                            (341,076)           (9,174)
-------------------------------------------
  B Class                                              (6,173)           (3,882)
-------------------------------------------
  C Class                                             (17,062)               --
-------------------------------------------
  R Class                                                (800)               --
-------------------------------------------
From net realized gains:
-------------------------------------------
  Investor Class                                  (31,849,385)               --
-------------------------------------------
  Institutional Class                              (3,584,446)               --
-------------------------------------------
  Advisor Class                                   (15,165,002)               --
-------------------------------------------
  A Class                                          (1,908,236)               --
-------------------------------------------
  B Class                                            (261,519)               --
-------------------------------------------
  C Class                                            (721,155)               --
-------------------------------------------
  R Class                                              (5,598)               --
--------------------------------------------------------------------------------
Decrease in net assets from distributions         (65,104,626)       (7,952,636)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                   121,619,025        95,137,713
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             113,577,256       183,678,079

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                             1,130,340,451       946,662,372
--------------------------------------------------------------------------------
End of period                                  $1,243,917,707    $1,130,340,451
================================================================================

Undistributed net investment income                $4,402,204        $8,274,483
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Strategic Allocation:
Conservative Fund (Strategic Conservative), Strategic Allocation: Moderate Fund
(Strategic Moderate) and Strategic Allocation: Aggressive Fund (Strategic
Aggressive) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objectives are to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with each fund's risk profile. The funds seek to achieve this by diversifying investments among three asset classes--equity securities, bonds and cash equivalent instruments, the mix of which will depend on the risk profile of each fund. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the R Class commenced on March 31,
2005 for Strategic Conservative and Strategic Aggressive.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities.
The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The funds may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

TRACERS(SM)/TRAINS(SM) -- The funds may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable each fund to be more diversified by owning a single security.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly, with the exception of those for Strategic Aggressive, which are declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year. The funds may make distributions on a more frequent basis to comply with the distribution requirements of the
Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of Strategic Conservative is as follows:
--------------------------------------------------------------------------------
                                 INVESTOR,
                               A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $500 million                 0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Next $2 billon                    0.90%               0.70%              0.65%
--------------------------------------------------------------------------------
Next $2 billon                    0.85%               0.65%              0.60%
--------------------------------------------------------------------------------
Over $5 billion                   0.80%               0.60%              0.55%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Moderate is as follows:
--------------------------------------------------------------------------------
                                 INVESTOR,
                               A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                  1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Next $2 billon                    1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $2 billon                    0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Over $5 billion                   0.90%               0.70%              0.65%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Strategic Aggressive is as follows:
--------------------------------------------------------------------------------
                                 INVESTOR,
                               A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                  1.20%               1.00%              0.95%
--------------------------------------------------------------------------------
Next $2 billon                    1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Next $2 billon                    1.05%               0.85%              0.80%
--------------------------------------------------------------------------------
Over $5 billion                   1.00%               0.80%              0.75%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the funds for the six months ended May 31, 2006 was as follows:
--------------------------------------------------------------------------------
                                 INVESTOR,
                               A, B, C & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
Strategic Conservative            0.99%               0.79%              0.74%
--------------------------------------------------------------------------------
Strategic Moderate                1.05%               0.85%              0.80%
--------------------------------------------------------------------------------
Strategic Aggressive              1.18%               0.98%              0.93%
--------------------------------------------------------------------------------

ACIM has entered into a Subadvisory Agreement with ACGIM (the investment subadvisor) on behalf of the funds. The subadvisor makes investment decisions for the international and emerging markets portions of the funds in accordance with the funds' investment objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining ACGIM as the subadvisor of the funds.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                          ADVISOR         B & C
--------------------------------------------------------------------------------
Distribution Fee                                           0.25%          0.75%
--------------------------------------------------------------------------------
Service Fee                                                0.25%          0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class.
The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A,
B, C and R Class shares. Fees incurred under the plans during the six months ended May 31, 2006 are detailed in the Schedule of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the corporation's subadvisor, ACGIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2006, were as follows:
--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC        STRATEGIC
                                CONSERVATIVE       MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government &
Agency Obligations               $235,485,403     $953,026,013     $717,407,358
--------------------------------------------------------------------------------
U.S. Government &
Agency Obligations               $533,545,574     $913,094,894     $312,736,389
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
Investment Securities other
than U.S. Government &
Agency Obligations               $238,474,551     $962,684,397     $675,528,827
--------------------------------------------------------------------------------
U.S. Government &
Agency Obligations               $501,602,565     $841,146,711     $279,070,055
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:
----------------------------------------------------------------------------------------------------
                                         STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                     350,000,000                      500,000,000
====================================================================================================
Sold                                    9,799,339     $ 54,742,409      17,344,784    $ 120,731,521
----------------------------------
Issued in reinvestment
of distributions                        2,845,615       15,763,237       7,644,907       51,958,978
----------------------------------
Redeemed                               (9,684,040)     (54,037,549)    (15,679,133)    (108,300,006)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 2,960,914     $ 16,468,097       9,310,558    $  64,390,493
====================================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                     350,000,000                      350,000,000
====================================================================================================
Sold                                   16,190,520     $ 90,199,407      32,767,504    $ 221,694,135
----------------------------------
Issued in reinvestment
of distributions                        3,761,563       20,976,197       4,635,322       31,342,291
----------------------------------
Redeemed                              (15,469,679)     (86,105,511)    (32,559,820)    (219,522,320)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 4,482,404     $ 25,070,093       4,843,006    $  33,514,106
====================================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                     150,000,000                      350,000,000
====================================================================================================
Sold                                    2,257,398     $ 12,583,806      18,993,881     $132,699,160
----------------------------------
Issued in reinvestment
of distributions                        1,226,803        6,795,979       3,915,374       26,613,552
----------------------------------
Redeemed                               (2,458,735)     (13,729,104)     (6,169,463)     (42,722,101)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 1,025,466     $  5,650,681      16,739,792     $116,590,611
====================================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                     150,000,000                      150,000,000
====================================================================================================
Sold                                    5,503,454     $ 30,741,602      13,627,189    $  91,935,104
----------------------------------
Issued in reinvestment
of distributions                        1,734,556        9,682,598       2,456,937       16,610,020
----------------------------------
Redeemed                               (6,655,345)     (37,065,744)    (15,675,323)    (105,926,051)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                   582,665     $  3,358,456         408,803     $  2,619,073
====================================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                     200,000,000                      250,000,000
====================================================================================================
Sold                                    3,981,003     $ 22,230,448       8,680,152     $ 60,020,873
----------------------------------
Issued in reinvestment
of distributions                        1,185,532        6,566,509       3,321,084       22,541,590
----------------------------------
Redeemed                               (5,320,847)     (29,679,531)     (9,319,097)     (64,706,102)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                  (154,312)    $   (882,574)      2,682,139     $ 17,856,361
====================================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                     200,000,000                      200,000,000
====================================================================================================
Sold                                    8,797,810     $ 49,108,036      15,609,448    $ 105,531,838
----------------------------------
Issued in reinvestment
of distributions                        1,516,085        8,453,281       1,911,447       12,907,856
----------------------------------
Redeemed                               (6,853,943)     (38,201,603)    (15,012,924)    (101,750,243)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 3,459,952     $ 19,359,714       2,507,971    $  16,689,451
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                         STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
A CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                      25,000,000                      100,000,000
====================================================================================================
Sold                                      990,553      $ 5,537,572       3,467,177    $  24,186,980
----------------------------------
Issued in connection
with acquisition (Note 7)                      --               --      24,717,405      172,002,302
----------------------------------
Issued in reinvestment
of distributions                          119,864          663,998         379,144        2,577,407
----------------------------------
Redeemed                                 (562,159)      (3,139,118)    (14,818,292)    (103,779,217)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                   548,258      $ 3,062,452      13,745,434    $  94,987,472
====================================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                      25,000,000                       25,000,000
====================================================================================================
Sold                                    3,296,803      $18,333,589       6,923,561      $46,775,454
----------------------------------
Issued in reinvestment
of distributions                           31,653          176,893          56,711          385,593
----------------------------------
Redeemed                                 (326,577)      (1,824,210)       (603,578)      (4,096,510)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 3,001,879      $16,686,272       6,376,694      $43,064,537
====================================================================================================
B CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                      25,000,000                       50,000,000
====================================================================================================
Sold                                       96,902        $ 541,535         485,966      $ 3,388,412
----------------------------------
Issued in connection
with acquisition (Note 7)                      --               --       3,087,612       21,487,405
----------------------------------
Issued in reinvestment
of distributions                            9,157           50,651          45,258          307,123
----------------------------------
Redeemed                                  (33,999)        (191,049)       (181,962)      (1,273,655)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    72,060        $ 401,137       3,436,874      $23,909,285
====================================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                      25,000,000                       25,000,000
====================================================================================================
Sold                                      287,368       $1,597,503       1,083,881       $7,308,899
----------------------------------
Issued in reinvestment
of distributions                            2,326           12,974           4,656           31,584
----------------------------------
Redeemed                                  (21,953)        (122,405)        (49,090)        (332,162)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                   267,741       $1,488,072       1,039,447       $7,008,321
====================================================================================================
C CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                      25,000,000                       50,000,000
====================================================================================================
Sold                                      321,871       $1,797,723       1,049,009      $ 7,275,792
----------------------------------
Issued in reinvestment
of distributions                           16,262           89,956         114,778          779,990
----------------------------------
Redeemed                                  (81,431)        (457,316)       (297,157)      (2,060,083)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                   256,702       $1,430,363         866,630      $ 5,995,699
====================================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                      25,000,000                       25,000,000
====================================================================================================
Sold                                    1,103,812       $6,178,950       2,106,633      $14,252,971
----------------------------------
Issued in reinvestment
of distributions                            3,959           22,075          31,182          210,906
----------------------------------
Redeemed                                  (58,805)        (327,622)       (374,690)      (2,505,108)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                 1,048,966       $5,873,403       1,763,125      $11,958,769
====================================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------------
                                         STRATEGIC CONSERVATIVE             STRATEGIC MODERATE
----------------------------------------------------------------------------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
R CLASS
----------------------------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                      25,000,000                       50,000,000
====================================================================================================
Sold                                       94,522         $521,971          71,233         $486,428
----------------------------------
Issued in reinvestment
of distributions                            1,201            6,653           2,271           15,430
----------------------------------
Redeemed                                   (1,669)          (9,391)         (4,862)         (33,338)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    94,054         $519,233          68,642         $468,520
====================================================================================================
YEAR ENDED NOVEMBER 30, 2005(1)

SHARES AUTHORIZED                      25,000,000                       25,000,000
====================================================================================================
Sold                                       19,576         $109,219          20,726        $ 140,822
----------------------------------
Issued in reinvestment
of distributions                               76              425           1,211            8,173
----------------------------------
Redeemed                                   (2,488)         (14,007)        (25,141)        (173,214)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                    17,164         $ 95,637          (3,204)       $ (24,219)
====================================================================================================
(1) March 31, 2005 (commencement of sale) through November 30, 2005 for
    Strategic Conservative.

--------------------------------------------------------------------------------
                                                      STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                                 350,000,000
================================================================================
Sold                                               14,816,497      $121,809,148
-------------------------------------------
Issued in reinvestment of distributions             4,864,632        38,527,469
-------------------------------------------
Redeemed                                          (10,087,816)      (82,276,667)
--------------------------------------------------------------------------------
Net increase (decrease)                             9,593,313      $ 78,059,950
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                 350,000,000
================================================================================
Sold                                               20,422,918     $ 158,733,990
-------------------------------------------
Issued in reinvestment of distributions               696,392         5,271,691
-------------------------------------------
Redeemed                                          (17,352,498)     (134,409,642)
--------------------------------------------------------------------------------
Net increase (decrease)                             3,766,812     $  29,596,039
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                      STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                                 150,000,000
================================================================================
Sold                                                3,066,082      $ 25,217,549
-------------------------------------------
Issued in reinvestment of distributions               578,995         4,586,116
-------------------------------------------
Redeemed                                           (2,042,698)      (16,792,494)
--------------------------------------------------------------------------------
Net increase (decrease)                             1,602,379      $ 13,011,171
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                 150,000,000
================================================================================
Sold                                                3,802,688      $ 29,558,142
-------------------------------------------
Issued in reinvestment of distributions                90,473           685,788
-------------------------------------------
Redeemed                                           (2,913,560)      (22,583,356)
--------------------------------------------------------------------------------
Net increase (decrease)                               979,601      $  7,660,574
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                                 200,000,000
================================================================================
Sold                                                6,491,256      $ 53,256,336
-------------------------------------------
Issued in reinvestment of distributions             2,262,325        17,897,492
-------------------------------------------
Redeemed                                           (8,350,999)      (68,673,079)
--------------------------------------------------------------------------------
Net increase (decrease)                               402,582      $  2,480,749
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                 200,000,000
================================================================================
Sold                                               10,660,038      $ 82,537,369
-------------------------------------------
Issued in reinvestment of distributions               247,436         1,873,091
-------------------------------------------
Redeemed                                           (9,536,668)      (74,181,460)
--------------------------------------------------------------------------------
Net increase (decrease)                             1,370,806      $ 10,229,000
================================================================================
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                                  25,000,000
================================================================================
Sold                                                2,979,060       $24,444,534
-------------------------------------------
Issued in reinvestment of distributions               270,737         2,144,806
-------------------------------------------
Redeemed                                             (794,731)       (6,505,359)
--------------------------------------------------------------------------------
Net increase (decrease)                             2,455,066       $20,083,981
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                  25,000,000
================================================================================
Sold                                                4,945,762       $38,295,189
-------------------------------------------
Issued in reinvestment of distributions                   852             6,461
-------------------------------------------
Redeemed                                             (298,093)       (2,355,360)
--------------------------------------------------------------------------------
Net increase (decrease)                             4,648,521       $35,946,290
================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                      STRATEGIC AGGRESSIVE
--------------------------------------------------------------------------------
                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                                  25,000,000
================================================================================
Sold                                                  295,579        $2,420,851
-------------------------------------------
Issued in reinvestment of distributions                26,786           212,221
-------------------------------------------
Redeemed                                              (35,530)         (294,621)
--------------------------------------------------------------------------------
Net increase (decrease)                               286,835        $2,338,451
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                  25,000,000
================================================================================
Sold                                                  704,179        $5,402,955
-------------------------------------------
Issued in reinvestment of distributions                   373             2,829
-------------------------------------------
Redeemed                                              (76,653)         (590,513)
--------------------------------------------------------------------------------
Net increase (decrease)                               627,899        $4,815,271
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                                  25,000,000
================================================================================
Sold                                                  751,010       $ 6,142,422
-------------------------------------------
Issued in reinvestment of distributions                79,496           628,153
-------------------------------------------
Redeemed                                             (161,497)       (1,318,739)
--------------------------------------------------------------------------------
Net increase (decrease)                               669,009       $ 5,451,836
================================================================================
YEAR ENDED NOVEMBER 30, 2005

SHARES AUTHORIZED                                  25,000,000
================================================================================
Sold                                                1,063,162       $ 8,180,623
-------------------------------------------
Redeemed                                             (181,818)       (1,404,286)
--------------------------------------------------------------------------------
Net increase (decrease)                               881,344       $ 6,776,337
================================================================================
R CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED MAY 31, 2006

SHARES AUTHORIZED                                  25,000,000
================================================================================
Sold                                                   26,923          $216,396
-------------------------------------------
Issued in reinvestment of distributions                   807             6,398
-------------------------------------------
Redeemed                                               (3,651)          (29,907)
--------------------------------------------------------------------------------
Net increase (decrease)                                24,079          $192,887
================================================================================
PERIOD ENDED NOVEMBER 30, 2005(1)

SHARES AUTHORIZED                                  25,000,000
================================================================================
Sold                                                   16,338          $128,111
-------------------------------------------
Redeemed                                               (1,780)          (13,909)
--------------------------------------------------------------------------------
Net increase (decrease)                                14,558          $114,202
================================================================================
(1) March 31, 2005 (commencement of sale) through November 30, 2005.

                                                                    (continued)

------

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended May 31, 2006.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                  STRATEGIC       STRATEGIC         STRATEGIC
                                 CONSERVATIVE      MODERATE        AGGRESSIVE
--------------------------------------------------------------------------------
Federal tax cost
of investments                   $744,369,821   $2,071,183,068   $1,164,232,064
================================================================================
Gross tax appreciation
of investments                   $ 51,675,603     $189,543,058     $137,628,955
--------------------------
Gross tax depreciation
of investments                    (14,955,604)     (43,103,469)     (26,377,452)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments                   $ 36,719,999     $146,439,589     $111,251,503
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

7. REORGANIZATION PLAN

On December 14, 2005, the Board of Directors of Mason Street Asset Allocation
Fund (Asset Allocation), one fund in a series issued by Mason Street Funds,
Inc., approved a plan of reorganization (the reorganization) pursuant to which
Strategic Moderate acquired all of the assets of Asset Allocation in exchange for shares of equal value of Strategic Moderate and the assumption by Strategic
Moderate of all liabilities of Asset Allocation. The financial statements and performance history of Strategic Moderate will be carried over in the post-reorganization. The reorganization was approved by shareholders on March
15, 2006. The reorganization was effective at the close of business on March 31,
2006.

The acquisition was accomplished by a tax-free exchange of shares. On April 3,
2006, in connection with the reorganization, Asset Allocation exchanged its shares for shares of Strategic Moderate as follows:

----------------------------------------------------------------------------------------------------
        ORIGINAL FUND/CLASS        SHARES EXCHANGED             NEW FUND/CLASS       SHARES RECEIVED
----------------------------------------------------------------------------------------------------
Asset Allocation Fund -- A Class     13,043,554       Strategic Moderate -- A Class     24,456,664
----------------------------------------------------------------------------------------------------
Asset Allocation Fund -- C Class        141,557       Strategic Moderate -- A Class        260,741
----------------------------------------------------------------------------------------------------
Asset Allocation Fund -- B Class      1,678,889       Strategic Moderate-- B Class       3,087,612
----------------------------------------------------------------------------------------------------

The net assets of Asset Allocation and Strategic Moderate immediately before the acquisition were $193,489,707 and $1,966,554,909, respectively. Asset
Allocation's unrealized appreciation of $26,945,759 was combined with that of
Strategic Moderate. Immediately after the acquisition, the combined net assets were $2,160,044,616.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $5.65       $5.70       $5.36       $4.94       $5.26       $5.69
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.07        0.11        0.08        0.09        0.13        0.16
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.06        0.18        0.35        0.42       (0.30)       0.02
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.13        0.29        0.43        0.51       (0.17)       0.18
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.06)      (0.11)      (0.08)      (0.09)      (0.13)      (0.15)
--------------------------
  From Net
  Realized Gains                 (0.18)      (0.23)      (0.01)         --       (0.02)      (0.46)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.24)      (0.34)      (0.09)      (0.09)      (0.15)      (0.61)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $5.54       $5.65       $5.70       $5.36       $4.94       $5.26
====================================================================================================
  TOTAL RETURN(3)                 2.32%       5.22%       8.15%      10.43%      (3.23)%      3.37%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.99%(4)       0.99%       0.99%       1.00%       1.00%       1.00%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.52%(4)       2.02%       1.53%       1.65%       2.60%       3.06%
--------------------------
Portfolio Turnover Rate            118%        257%        260%        200%        111%        160%
--------------------------
Net Assets, End of Period
(in thousands)                 $387,055    $377,910    $355,675    $289,099    $239,410    $205,778
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                       INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $5.66       $5.70       $5.36       $4.94       $5.26       $5.69
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.08        0.12        0.09        0.09        0.14        0.17
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.06        0.19        0.35        0.43       (0.30)       0.02
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.14        0.31        0.44        0.52       (0.16)       0.19
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.07)      (0.12)      (0.09)      (0.10)      (0.14)      (0.16)
--------------------------
  From Net
  Realized Gains                 (0.18)      (0.23)      (0.01)         --       (0.02)      (0.46)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.25)      (0.35)      (0.10)      (0.10)      (0.16)      (0.62)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $5.55       $5.66       $5.70       $5.36       $4.94       $5.26
====================================================================================================
  TOTAL RETURN(3)                 2.43%       5.61%       8.36%      10.64%      (3.03)%      3.57%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.79%(4)       0.79%       0.79%       0.80%       0.80%       0.80%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.72%(4)       2.22%       1.73%       1.85%       2.80%       3.26%
--------------------------
Portfolio Turnover Rate            118%        257%        260%        200%        111%        160%
--------------------------
Net Assets, End of Period
(in thousands)                 $159,042    $156,358    $154,392    $147,602     $14,843     $14,922
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $5.65       $5.70       $5.36       $4.93       $5.26       $5.69
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.06        0.10        0.07        0.07        0.12        0.15
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.06        0.17        0.35        0.44       (0.31)       0.02
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.12        0.27        0.42        0.51       (0.19)       0.17
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.05)      (0.09)      (0.07)      (0.08)      (0.12)      (0.14)
--------------------------
  From Net
  Realized Gains                 (0.18)      (0.23)      (0.01)         --       (0.02)      (0.46)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.23)      (0.32)      (0.08)      (0.08)      (0.14)      (0.60)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $5.54       $5.65       $5.70       $5.36       $4.93       $5.26
====================================================================================================
  TOTAL RETURN(3)                 2.20%       4.96%       7.88%      10.39%      (3.66)%      3.11%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.24%(4)       1.24%       1.24%       1.25%       1.25%       1.25%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.27%(4)       1.77%       1.28%       1.40%       2.35%       2.81%
--------------------------
Portfolio Turnover Rate            118%        257%        260%        200%        111%        160%
--------------------------
Net Assets, End of Period
(in thousands)                 $155,803    $159,734    $141,417     $78,433     $33,675     $11,702
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            A CLASS
--------------------------------------------------------------------------------
                                                2006(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $5.65       $5.70       $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                        0.06        0.11        0.02
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.06        0.16        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                0.12        0.27        0.16
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                     (0.05)      (0.09)         --
-----------------------------------------
  From Net Realized Gains                        (0.18)      (0.23)         --
--------------------------------------------------------------------------------
  Total Distributions                            (0.23)      (0.32)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $5.54       $5.65       $5.70
================================================================================
  TOTAL RETURN(4)                                 2.20%       4.97%       2.89%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.24%(5)       1.24%    1.24%(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          2.27%(5)       1.77%    2.17%(5)
-----------------------------------------
Portfolio Turnover Rate                            118%        257%     260%(6)
-----------------------------------------
Net Assets, End of Period
(in thousands)                                  $20,346     $17,647        $691
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           B CLASS
--------------------------------------------------------------------------------
                                                2006(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $5.64       $5.69       $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                        0.04        0.06        0.01
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.06        0.17        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                0.10        0.23        0.15
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                     (0.03)      (0.05)         --
-----------------------------------------
  From Net Realized Gains                        (0.18)      (0.23)         --
--------------------------------------------------------------------------------
  Total Distributions                            (0.21)      (0.28)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $5.53       $5.64       $5.69
================================================================================
  TOTAL RETURN(4)                                 1.82%       4.23%       2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.99%(5)       1.99%    1.99%(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          1.52%(5)       1.02%    1.60%(5)
-----------------------------------------
Portfolio Turnover Rate                            118%        257%     260%(6)
-----------------------------------------
Net Assets, End of Period
(in thousands)                                   $2,036      $1,670        $160
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            C CLASS
--------------------------------------------------------------------------------
                                                2006(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $5.64       $5.69       $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                        0.04        0.06        0.02
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.07        0.17        0.13
--------------------------------------------------------------------------------
  Total From Investment Operations                0.11        0.23        0.15
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                     (0.03)      (0.05)         --
-----------------------------------------
  From Net Realized Gains                        (0.18)      (0.23)         --
--------------------------------------------------------------------------------
  Total Distributions                            (0.21)      (0.28)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $5.54       $5.64       $5.69
================================================================================
  TOTAL RETURN(4)                                 2.00%       4.18%       2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.99%(5)       1.99%    1.99%(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          1.52%(5)       1.02%    1.85%(5)
-----------------------------------------
Portfolio Turnover Rate                            118%        257%     260%(6)
-----------------------------------------
Net Assets, End of Period
(in thousands)                                   $8,253      $6,967      $1,055
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Conservative - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED (AS NOTED)
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                            2006(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $5.65       $5.50
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                    0.06        0.06
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.06        0.14
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.12        0.20
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                 (0.05)      (0.05)
----------------------------------------------------
  From Net Realized Gains                                    (0.18)         --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.23)      (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $5.54       $5.65
================================================================================
  TOTAL RETURN(4)                                             2.08%       3.56%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.49%(5)    1.49%(5)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       2.02%(5)    1.72%(5)
----------------------------------------------------
Portfolio Turnover Rate                                        118%     257%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                       $616         $97
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) March 31, 2005 (commencement of sale) through November 30, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $7.00       $6.72       $6.15       $5.40       $5.87       $6.92
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.07        0.11        0.09        0.09        0.11        0.13
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.20        0.42        0.56        0.75       (0.47)      (0.26)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.27        0.53        0.65        0.84       (0.36)      (0.13)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.05)      (0.10)      (0.08)      (0.09)      (0.11)      (0.12)
--------------------------
  From Net
  Realized Gains                 (0.34)      (0.15)         --          --          --       (0.80)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.39)      (0.25)      (0.08)      (0.09)      (0.11)      (0.92)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $6.88       $7.00       $6.72       $6.15       $5.40       $5.87
====================================================================================================
  TOTAL RETURN(3)                 4.09%       8.04%      10.61%      15.67%      (6.23)%     (2.37)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.05%(4)       1.06%       1.07%       1.10%       1.10%       1.10%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.97%(4)       1.58%       1.31%       1.56%       2.01%       2.20%
--------------------------
Portfolio Turnover Rate            101%        206%        197%        174%        147%        175%
--------------------------
Net Assets, End of Period
(in thousands)                 $962,676    $914,923    $845,949    $633,675    $556,989    $564,586
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $7.01       $6.73       $6.15       $5.40       $5.87       $6.93
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.07        0.12        0.10        0.10        0.12        0.14
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.20        0.42        0.57        0.75       (0.47)      (0.27)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.27        0.54        0.67        0.85       (0.35)      (0.13)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.06)      (0.11)      (0.09)      (0.10)      (0.12)      (0.13)
--------------------------
  From Net
  Realized Gains                 (0.34)      (0.15)         --          --          --       (0.80)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.40)      (0.26)      (0.09)      (0.10)      (0.12)      (0.93)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $6.88       $7.01       $6.73       $6.15       $5.40       $5.87
====================================================================================================
  TOTAL RETURN(3)                 4.04%       8.24%      11.00%      15.89%      (6.04)%     (2.30)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.85%(4)       0.86%       0.87%       0.90%       0.90%       0.90%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.17%(4)       1.78%       1.51%       1.76%       2.21%       2.40%
--------------------------
Portfolio Turnover Rate            101%        206%        197%        174%        147%        175%
--------------------------
Net Assets, End of Period
(in thousands)                 $564,177    $457,123    $436,153    $291,856    $106,398    $113,763
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $7.00       $6.72       $6.15       $5.40       $5.87       $6.92
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.06        0.09        0.07        0.07        0.10        0.12
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.20        0.42        0.56        0.75       (0.48)      (0.27)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.26        0.51        0.63        0.82       (0.38)      (0.15)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.05)      (0.08)      (0.06)      (0.07)      (0.09)      (0.10)
--------------------------
  From Net
  Realized Gains                 (0.34)      (0.15)         --          --          --       (0.80)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.39)      (0.23)      (0.06)      (0.07)      (0.09)      (0.90)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $6.87       $7.00       $6.72       $6.15       $5.40       $5.87
====================================================================================================
  TOTAL RETURN(3)                 3.81%       7.76%      10.34%      15.39%      (6.45)%     (2.59)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.30%(4)       1.31%       1.32%       1.35%       1.35%       1.35%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.72%(4)       1.33%       1.06%       1.31%       1.76%       1.95%
--------------------------
Portfolio Turnover Rate            101%        206%        197%        174%        147%        175%
--------------------------
Net Assets, End of Period
(in thousands)                 $411,789    $400,520    $367,732    $220,032    $121,210     $40,166
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           A CLASS
--------------------------------------------------------------------------------
                                                2006(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $7.00       $6.72       $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                        0.06        0.10        0.02
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.21        0.41        0.27
--------------------------------------------------------------------------------
  Total From Investment Operations                0.27        0.51        0.29
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                     (0.05)      (0.08)         --
-----------------------------------------
  From Net Realized Gains                        (0.34)      (0.15)         --
--------------------------------------------------------------------------------
  Total Distributions                            (0.39)      (0.23)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $6.88       $7.00       $6.72
================================================================================
  TOTAL RETURN(4)                                 3.96%       7.77%       4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.30%(5)       1.31%    1.32%(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          1.72%(5)       1.33%    2.08%(5)
-----------------------------------------
Portfolio Turnover Rate                            101%        206%     197%(6)
-----------------------------------------
Net Assets, End of Period
(in thousands)                                 $140,721     $47,001      $2,256
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            B CLASS
--------------------------------------------------------------------------------
                                                2006(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $6.99       $6.72       $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                        0.04        0.04        0.01
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.20        0.41        0.28
--------------------------------------------------------------------------------
  Total From Investment Operations                0.24        0.45        0.29
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                     (0.02)      (0.03)         --
-----------------------------------------
  From Net Realized Gains                        (0.34)      (0.15)         --
--------------------------------------------------------------------------------
  Total Distributions                            (0.36)      (0.18)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $6.87       $6.99       $6.72
================================================================================
  TOTAL RETURN(4)                                 3.58%       6.86%       4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          2.05%(5)       2.06%    2.07%(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          0.97%(5)       0.58%    1.34%(5)
-----------------------------------------
Portfolio Turnover Rate                            101%        206%     197%(6)
-----------------------------------------
Net Assets, End of Period
(in thousands)                                  $31,323      $7,850        $558
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                             C CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002       2001(2)
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $7.00       $6.72       $6.15       $5.39       $5.86       $5.62
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)        0.03        0.04        0.02        0.03        0.06        0.01
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.21        0.42        0.56        0.76       (0.48)       0.23
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.24        0.46        0.58        0.79       (0.42)       0.24
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.02)      (0.03)      (0.01)      (0.03)      (0.05)         --
--------------------------
  From Net
  Realized Gains                 (0.34)      (0.15)         --          --          --          --
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.36)      (0.18)      (0.01)      (0.03)      (0.05)         --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $6.88       $7.00       $6.72       $6.15       $5.39       $5.86
====================================================================================================
  TOTAL RETURN(4)                 3.57%       6.96%       9.52%      14.78%      (7.16)%      4.27%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     2.05%(5)       2.06%       2.07%       2.10%       2.10%    2.10%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     0.97%(5)       0.58%       0.31%       0.56%       1.01%    0.72%(5)
--------------------------
Portfolio Turnover Rate            101%        206%        197%        174%        147%     175%(6)
--------------------------
Net Assets, End of Period
(in thousands)                  $25,116     $19,502      $6,870      $2,935        $492          $3
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) October 2, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Strategic Allocation: Moderate - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     R CLASS
--------------------------------------------------------------------------------
                                    2006(1)      2005        2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $6.99       $6.72       $6.15       $5.85
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Income(3)            0.05        0.08        0.06        0.01
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)              0.21        0.41        0.56        0.30
--------------------------------------------------------------------------------
  Total From
  Investment Operations               0.26        0.49        0.62        0.31
--------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net
  Investment Income                  (0.04)      (0.07)      (0.05)      (0.01)
-----------------------------
  From Net
  Realized Gains                     (0.34)      (0.15)         --          --
--------------------------------------------------------------------------------
  Total Distributions                (0.38)      (0.22)      (0.05)      (0.01)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                        $6.87       $6.99       $6.72       $6.15
================================================================================
  TOTAL RETURN(4)                     3.84%       7.35%      10.05%       5.39%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                         1.55%(5)       1.52%       1.57%    1.60%(5)
-----------------------------
Ratio of Net Investment
Income to Average
Net Assets                         1.47%(5)       1.12%       0.81%    0.83%(5)
-----------------------------
Portfolio Turnover Rate                101%        206%        197%     174%(6)
-----------------------------
Net Assets, End of Period
(in thousands)                         $721        $254        $266          $3
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) August 29, 2003 (commencement of sale) through November 30, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $8.19       $7.53       $6.78       $5.78       $6.49       $7.89
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.06        0.09        0.07        0.07        0.09        0.10
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.35        0.64        0.74        1.00       (0.70)      (0.59)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.41        0.73        0.81        1.07       (0.61)      (0.49)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.09)      (0.07)      (0.06)      (0.07)      (0.10)      (0.09)
--------------------------
  From Net
  Realized Gains                 (0.38)         --          --          --          --       (0.82)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.47)      (0.07)      (0.06)      (0.07)      (0.10)      (0.91)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.13       $8.19       $7.53       $6.78       $5.78       $6.49
====================================================================================================
  TOTAL RETURN(3)                 5.22%       9.74%      12.04%      18.82%      (9.59)%     (7.27)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.18%(4)       1.20%       1.20%       1.20%       1.20%       1.20%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.36%(4)       1.09%       0.98%       1.17%       1.42%       1.53%
--------------------------
Portfolio Turnover Rate             83%        171%        172%        169%        172%        184%
--------------------------
Net Assets, End of Period
(in thousands)                 $748,223    $675,611    $592,634    $397,881    $300,644    $295,780
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $8.21       $7.55       $6.79       $5.80       $6.50       $7.89
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.06        0.10        0.08        0.08        0.10        0.11
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.36        0.64        0.75        0.99       (0.69)      (0.59)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.42        0.74        0.83        1.07       (0.59)      (0.48)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.11)      (0.08)      (0.07)      (0.08)      (0.11)      (0.09)
--------------------------
  From Net
  Realized Gains                 (0.38)         --          --          --          --       (0.82)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.49)      (0.08)      (0.07)      (0.08)      (0.11)      (0.91)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.14       $8.21       $7.55       $6.79       $5.80       $6.50
====================================================================================================
  TOTAL RETURN(3)                 5.31%       9.93%      12.39%      18.82%      (9.23)%     (7.06)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.98%(4)       1.00%       1.00%       1.00%       1.00%       1.00%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.56%(4)       1.29%       1.18%       1.37%       1.62%       1.73%
--------------------------
Portfolio Turnover Rate             83%        171%        172%        169%        172%        184%
--------------------------
Net Assets, End of Period
(in thousands)                  $88,541     $76,192     $62,634     $36,408     $27,764     $31,219
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $8.17       $7.51       $6.76       $5.77       $6.47       $7.86
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.04        0.07        0.05        0.05        0.07        0.09
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.35        0.64        0.74        1.00       (0.69)      (0.59)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.39        0.71        0.79        1.05       (0.62)      (0.50)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.07)      (0.05)      (0.04)      (0.06)      (0.08)      (0.07)
--------------------------
  From Net
  Realized Gains                 (0.38)         --          --          --          --       (0.82)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.45)      (0.05)      (0.04)      (0.06)      (0.08)      (0.89)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.11       $8.17       $7.51       $6.76       $5.77       $6.47
====================================================================================================
  TOTAL RETURN(3)                 4.97%       9.50%      11.79%      18.37%      (9.68)%     (7.44)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.43%(4)       1.45%       1.45%       1.45%       1.45%       1.45%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.11%(4)       0.84%       0.73%       0.92%       1.17%       1.28%
--------------------------
Portfolio Turnover Rate             83%        171%        172%        169%        172%        184%
--------------------------
Net Assets, End of Period
(in thousands)                 $320,686    $319,599    $283,502    $156,275     $78,970     $40,120
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            A CLASS
--------------------------------------------------------------------------------
                                                2006(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $8.18       $7.53       $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(3)                        0.05        0.07        0.03
------------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.34        0.64        0.37
--------------------------------------------------------------------------------
  Total From Investment Operations                0.39        0.71        0.40
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     (0.07)      (0.06)         --
------------------------------------------
  From Net Realized Gains                        (0.38)         --          --
--------------------------------------------------------------------------------
  Total Distributions                            (0.45)      (0.06)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $8.12       $8.18       $7.53
================================================================================
  TOTAL RETURN(4)                                 4.96%       9.55%       5.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.43%(5)       1.45%    1.45%(5)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          1.11%(5)       0.84%    2.09%(5)
------------------------------------------
Portfolio Turnover Rate                             83%        171%     172%(6)
------------------------------------------
Net Assets, End of Period
(in thousands)                                  $58,401     $38,723        $659
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           B CLASS
--------------------------------------------------------------------------------
                                                2006(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $8.12       $7.52       $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(3)                        0.02        0.01        0.01
------------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.34        0.64        0.38
--------------------------------------------------------------------------------
  Total From Investment Operations                0.36        0.65        0.39
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     (0.01)      (0.05)         --
------------------------------------------
  From Net Realized Gains                        (0.38)         --          --
--------------------------------------------------------------------------------
  Total Distributions                            (0.39)      (0.05)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $8.09       $8.12       $7.52
================================================================================
  TOTAL RETURN(4)                                 4.58%       8.72%       5.47%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          2.18%(5)       2.20%    2.20%(5)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          0.36%(5)       0.09%    0.92%(5)
------------------------------------------
Portfolio Turnover Rate                             83%        171%     172%(6)
------------------------------------------
Net Assets, End of Period
(in thousands)                                   $7,671      $5,367        $250
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) September 30, 2004 (commencement of sale) through November 30, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2004.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                             C CLASS
----------------------------------------------------------------------------------------------------
                                2006(1)      2005        2004        2003        2002       2001(2)
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $8.10       $7.45       $6.72       $5.72       $6.49       $6.51
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)        0.02        0.01        --(4)       0.01        0.03        --(4)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.34        0.64        0.73        1.01       (0.70)      (0.02)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.36        0.65        0.73        1.02       (0.67)      (0.02)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.01)         --          --       (0.02)      (0.10)         --
--------------------------
  From Net
  Realized Gains                 (0.38)         --          --          --          --          --
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.39)         --          --       (0.02)      (0.10)         --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.07       $8.10       $7.45       $6.72       $5.72       $6.49
====================================================================================================
  TOTAL RETURN(5)                 4.59%       8.72%      10.86%      17.81%     (10.54)%     (0.31)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     2.18%(6)       2.20%       2.20%       2.20%       2.20%    2.20%(6)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     0.36%(6)       0.09%     (0.02)%       0.17%       0.42%    1.87%(6)
--------------------------
Portfolio Turnover Rate             83%        171%        172%        169%        172%     184%(7)
--------------------------
Net Assets, End of Period
(in thousands)                  $20,083     $14,730      $6,984      $3,025      $1,029          $7
----------------------------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) November 27, 2001 (commencement of sale) through November 30, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------

Strategic Allocation: Aggressive - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED (AS NOTED)
--------------------------------------------------------------------------------
                                                                   R CLASS
--------------------------------------------------------------------------------
                                                            2006(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $8.17       $7.62
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Income(3)                                    0.04        0.03
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.34        0.52
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.38        0.55
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                                 (0.06)         --
----------------------------------------------------
  From Net Realized Gains                                    (0.38)         --
--------------------------------------------------------------------------------
  Total Distributions                                        (0.44)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $8.11       $8.17
================================================================================
  TOTAL RETURN(4)                                             4.86%       7.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.68%(5)    1.70%(5)
----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       0.86%(5)    0.55%(5)
----------------------------------------------------
Portfolio Turnover Rate                                         83%     171%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)                       $313        $119
--------------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) March 31, 2005 (commencement of sale) through November 30, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2005.

See Notes to Financial Statements.

------

Share Class Information

Seven classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The total expense ratios of Advisor, A, B, C and R Class shares are higher than that of Investor Class shares. The funds are available for purchase only through financial intermediaries by investors who seek advice from them. The funds are closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 distribution and service fee.

                                                                    (continued)

------

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility, and financial issuers.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) (Europe,
Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EM (Emerging Markets) INDEX
represents the performance of stocks in global market countries. The MSCI EUROPE
INDEX is designed to measure equity market performance in Europe. The MSCI JAPAN
INDEX is designed to measure equity market performance in Japan.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0607                     (c)2006 American Century Proprietary Holdings, Inc.
SH-SAN-50108S            All rights reserved.

American Century Investments
SEMIANNUAL REPORT

MAY 31, 2006

[photo of woman looking over man's shoulder]

Newton Fund

[american century investments logo and text logo]

NEWTON

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . 19
Index Definitions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Newton Fund for the six months ended May 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation (LAF). Our
new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Harold Bradley]

BY HAROLD BRADLEY, CHIEF INVESTMENT OFFICER, SMALL/MID-CAP GROWTH, AMERICAN
CENTURY INVESTMENTS.

WHAT HAPPENED IN THE ECONOMY

A short-lived economic slowdown on the heels of last summer's devastating Gulf
Coast hurricanes gave way to a strong rebound after the first of the year. But persistent inflation and soaring commodity prices led to continued Federal
Reserve rate hikes, even as growth again slowed toward the end of the 6-month period.

By January 2006, a sluggish U.S. economy still recovering from disruptions caused by hurricanes Katrina and Rita gave way to resurging growth, with retailers reporting strong post-holiday sales and overall corporate profits remaining robust. Gross domestic product growth of 5.6% in the first quarter of
2006 more than tripled the 1.7% rate of the previous quarter.

However, escalating crude oil, gold and other commodity values, plus annual core inflation rates above 2%, led the Federal Reserve to boost its short-term interest rate target by one full percentage point. That rate closed the period at 5%, the highest level since March 2001--even as a slowdown in the housing market and other data pointed to the likelihood of a cooling economy in the second half of 2006.

WHAT HAPPENED IN THE MARKET

The notion that the Fed might soon stop raising rates helped feed investors'
appetites throughout most of the period. But sentiment shifted suddenly in the period's closing weeks as the Fed made it clear that more rate hikes remained on the horizon.

Broad market indices posted high single-digit gains in the first four months of
2006. Indices solely comprising small-capitalization stocks fared even better, rising 10-14% and setting repeated record highs. By early May 2006, even the mega-cap Dow Jones Industrial Average had inched to within 14 points of its all-time high established in January 2000.

The market's rally abruptly ended May 10, though, when the Fed again raised its short-term rate and investors anticipating a signal to an end of the 2-year, rate-hike campaign didn't get what they desired. As a result, those that had chased risk in the first four months of the year began avoiding it.

The ensuing selloff wasn't kind to small-cap growth stocks. Investors flocked toward more stable large-cap stocks, with the small-cap Russell 2000 Index's loss of 7.6% in the last three weeks of May almost doubling the S&P 500's 4%
loss in the same time frame. Meanwhile, value stocks continued outperforming growth stocks throughout the 6-month period in all capitalization ranges, particularly among large-cap stocks.

SIX-MONTH TOTAL RETURNS
AS OF MAY 31, 2006(1)
--------------------------------------------------------------------------------
S&P 500 Index                                                 2.60%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                  4.53%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       -1.98%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

------
2

Newton - Performance

TOTAL RETURNS AS OF MAY 31, 2006
                                                   --------------
                                                   AVERAGE ANNUAL
                                                       RETURNS
-----------------------------------------------------------------------------
                                                        SINCE     INCEPTION
                              6 MONTHS(1)   1 YEAR    INCEPTION      DATE
-----------------------------------------------------------------------------
NEWTON                                                              8/29/03
   Before redemption fee        11.77%       25.28%     8.24%
   Net of redemption fee(2)      9.53%       22.77%     7.45%
-----------------------------------------------------------------------------
RUSSELL 3000 INDEX(3)(4)         3.13%       10.13%    11.87%          --
-----------------------------------------------------------------------------
DOW JONES WILSHIRE 5000
TOTAL MARKET INDEX               3.42%       10.82%    12.29%          --
-----------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Returns reflect the deduction of a 2.00% redemption fee, incurred if shares were redeemed within the first five years after purchase.

(3) In August of 2005, the fund's benchmark changed from the Dow Jones Wilshire
    5000 Total Market Index to the Russell 3000 Index. The fund's investment advisor believes this change will provide more detailed tracking data for the fund.

(4) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                     (continued)

------
3

Newton - Performance

GROWTH OF $25,000 OVER LIFE OF FUND

$25,000 investment made August 29, 2003

*  From 8/29/03, the fund's inception date. Not annualized.

** Reflects the reduction of a 2.00% redemption fee, incurred if shares were redeemed within the first five years after purchase.

ONE-YEAR RETURNS OVER LIFE OF FUND
Periods ended May 31
-----------------------------------------------------------------------------
                                                2004*      2005       2006
-----------------------------------------------------------------------------
Newton (before redemption fee)                 22.50%    -18.94%     25.28%
-----------------------------------------------------------------------------
Russell 3000 Index                             12.96%      9.44%     10.13%
-----------------------------------------------------------------------------
Dow Jones Wilshire 5000 Total Market Index     13.19%      9.65%     10.82%
-----------------------------------------------------------------------------

* From 8/29/03, the fund's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Newton - Portfolio Commentary

PORTFOLIO MANAGER: JOHN SMALL, JR.

American Century Newton gained 11.77%* in the six months ended May 31, 2006, substantially outperforming the 3.13% return of its benchmark, the Russell 3000
Index. On a 1-year basis, the portfolio's return of 25.28% more than doubles the benchmark's gain of 10.13%. Newton has returned an average of 8.24% annually since its August 29, 2003 inception.

MATERIAL GAINS

Newton's highly automated investment process guided the portfolio to the market's hottest sector in the 6-month period: materials. Within the benchmark, stocks in that sector gained 11%. A considerable overweight position in materials, bolstered by strong security selection, accounted for about a third of the portfolio's total return and a sizable chunk of its excess return versus the benchmark.

Otherwise, sound returns from individual stocks in numerous sectors--information technology, consumer discretionary, health care and industrials--further enhanced the portfolio's relative and absolute performance. That easily helped the portfolio overcome a detrimental underweight in financials and bad timing on a couple of individual stock choices.

ROCKIN' WITH HEAVY METALS STAKE

Within materials, Newton concentrated its holdings within one industry, metals and mining. Equity returns in that industry directly reflected soaring prices for copper, aluminum and precious metals, including gold, which reached its highest value in a quarter-century.

During the 6-month period, the portfolio placed 10% of its average weight in metals and mining, and its holdings in that industry yielded a 55% total return.
A stake in Toronto-based Agnico-Eagle Mines ranked second among individual contributors to the portfolio on both a relative and absolute basis, as the company's shares rallied 128%.

Only Sirenza Microdevices, a maker of radio frequency components for defense, security and aerospace applications, topped Agnico's performance in the portfolio. Sirenza's share value almost tripled as the company reported a first-quarter profit, compared with a $1.8 million loss in the same quarter a year ago. The quarterly performance prompted a slew of bullish comments on the company's stock by investment analysts, pushing it to a 5-year high.

TOP TEN HOLDINGS
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF                   % OF
                                      NET ASSETS             NET ASSETS
                                         AS OF                  AS OF
                                        5/31/06               11/30/05
--------------------------------------------------------------------------------
Encore Wire Corp.                         2.5%                  2.2%
--------------------------------------------------------------------------------
Gartner Inc.                              2.2%                  2.7%
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.
New York Shares                           1.9%                  1.2%
--------------------------------------------------------------------------------
Sirenza Microdevices, Inc.                1.7%                  1.3%
--------------------------------------------------------------------------------
Smith Micro Software Inc.                 1.6%                  1.2%
--------------------------------------------------------------------------------
Bally Total Fitness
Holding Corp.                             1.5%                  1.9%
--------------------------------------------------------------------------------
Knology Inc.                              1.4%                    --
--------------------------------------------------------------------------------
Gold Fields Limited ADR                   1.3%                  1.3%
--------------------------------------------------------------------------------
Applica Inc.                              1.2%                    --
--------------------------------------------------------------------------------
Harmony Gold Mining
Co. Limited ADR                           1.2%                  1.5%
--------------------------------------------------------------------------------

*Total returns for periods less than one year are not annualized.
 Fund returns referenced in this commentary do not reflect reduction of redemption fees.
 Had redemption fees been applied, returns would have been lower.    (continued)

------
5

Newton - Portfolio Commentary

Three other technology stocks dotted Newton's list of 10 leading relative contributors, as solid security selection helped overcome a detrimental overweight in the sector. Technology stocks struggled during much of the period as investors preferred issues in more traditionally cyclical areas such as energy, materials and industrials.

TIMING TROUBLE

Newton's underperformance in financials essentially boiled down to a position in one stock: BFC Financial, a Florida-based holding company for a variety of businesses. Newton purchased its stake in BFC Financial in April 2006, prior to the company's first-quarter fiscal report. That report, released in mid-May, showed a first-quarter loss of $453,000, compared with a $4.2 million profit a year ago, and the company's stock plunged afterward.

Also within financials, an underweight position in capital markets dented relative returns. That industry benefited from the increased trading that accompanied the stock markets' rally in the first four months of the year.

The portfolio's biggest detractor on both a relative and absolute basis, independent oil and gas producer Blue Dolphin Energy, also reflected poor timing. Newton first purchased the stock in April amid an upswing in its price.
That upswing quickly reversed in May, eventually halving the stock's value from its $8 per share peak in mid-April.

INVESTMENT PHILOSOPHY

Using a highly automated investment process, Newton's management targets companies whose historical stock market performance suggests impending share price appreciation. The portfolio's managers believe this strategy enables them to position the portfolio to benefit from the market's best investment opportunities.

TOP FIVE INDUSTRIES
AS OF MAY 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       NET ASSETS           NET ASSETS
                                         AS OF                 AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
Metals & Mining                           9.7%                 10.0%
--------------------------------------------------------------------------------
Software                                  7.4%                  8.1%
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                             6.6%                 10.5%
--------------------------------------------------------------------------------
Communications
Equipment                                 5.4%                  3.3%
--------------------------------------------------------------------------------
Internet Software
& Services                                5.1%                  5.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        5/31/06              11/30/05
--------------------------------------------------------------------------------
Domestic
Common Stocks                            79.0%                 65.1%
--------------------------------------------------------------------------------
Foreign Common Stocks*                   10.9%                 35.0%
--------------------------------------------------------------------------------
Foreign Preferred Stocks*                 0.7%                    --
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    90.6%                100.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               5.5%                    --
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           3.9%                (0.1)%
--------------------------------------------------------------------------------

*Includes depositary shares, dual listed securities and foreign ordinary shares

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                     (continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------
                                               EXPENSES PAID
                 BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
               ACCOUNT VALUE   ACCOUNT VALUE     12/1/05 -       EXPENSE
                  12/1/05        5/31/06         5/31/06          RATIO*
---------------------------------------------------------------------------
NEWTON SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------
Actual             $1,000        $1,117.70          $7.92         1.50%
---------------------------------------------------------------------------
Hypothetical       $1,000        $1,017.45          $7.54         1.50%
---------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Newton - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 89.9%
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.5%
--------------------------------------------------------------------------------
     4,685    China Automotive Systems Inc.(1)                       $   35,934
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.9%
--------------------------------------------------------------------------------
     2,363    General Motors Corp.                                       63,636
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.8%
--------------------------------------------------------------------------------
    16,821    Immunomedics Inc.(1)                                       46,762
--------------------------------------------------------------------------------
    10,553    Metabasis Therapeutics, Inc.(1)                            83,158
--------------------------------------------------------------------------------
                                                                        129,920
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
     2,635    Imperial Industries Inc.(1)                                60,157
--------------------------------------------------------------------------------
CHEMICALS -- 1.7%
--------------------------------------------------------------------------------
    13,148    ICO Inc.(1)                                                65,740
--------------------------------------------------------------------------------
     4,206    W.R. Grace & Co.(1)                                        59,725
--------------------------------------------------------------------------------
                                                                        125,465
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.2%
--------------------------------------------------------------------------------
     2,767    Angelica Corp.                                             53,154
--------------------------------------------------------------------------------
    11,473    Arrowhead Research Corp.(1)                                56,332
--------------------------------------------------------------------------------
     2,897    Covanta Holding Corp.(1)                                   46,642
--------------------------------------------------------------------------------
                                                                        156,128
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 5.4%
--------------------------------------------------------------------------------
    34,624    Avanex Corp.(1)                                            60,246
--------------------------------------------------------------------------------
     3,920    Avaya Inc.(1)                                              46,295
--------------------------------------------------------------------------------
    15,927    JDS Uniphase Corp.(1)                                      48,259
--------------------------------------------------------------------------------
    18,182    MRV Communications Inc.(1)                                 54,364
--------------------------------------------------------------------------------
     3,451    Sierra Wireless(1)                                         58,322
--------------------------------------------------------------------------------
    10,848    Sirenza Microdevices, Inc.(1)                             123,884
--------------------------------------------------------------------------------
                                                                        391,370
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.1%
--------------------------------------------------------------------------------
    25,642    Cray Inc.(1)                                               47,694
--------------------------------------------------------------------------------
    11,253    Innovex Inc.(1)                                            48,951
--------------------------------------------------------------------------------
    17,050    Iomega Corp.(1)                                            55,924
--------------------------------------------------------------------------------
                                                                        152,569
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.9%
--------------------------------------------------------------------------------
    17,264    Graphic Packaging Corp.(1)                                 66,984
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.7%
--------------------------------------------------------------------------------
     1,642    China Fund Inc.(1)                                         50,245
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
--------------------------------------------------------------------------------
     6,482    Broadwing Corp.(1)                                         73,895
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 3.1%
--------------------------------------------------------------------------------
     4,708    Encore Wire Corp.(1)                                      179,799
--------------------------------------------------------------------------------
    22,213    Valence Technology, Inc.(1)                                42,871
--------------------------------------------------------------------------------
                                                                        222,670
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.6%
--------------------------------------------------------------------------------
     3,923    Aeroflex Inc.(1)                                           45,938
--------------------------------------------------------------------------------
     9,806    Cherokee International Corp.(1)                            51,187
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
     9,487    Intelli-Check, Inc.(1)                                 $   44,494
--------------------------------------------------------------------------------
     1,597    Littelfuse, Inc.(1)                                        55,943
--------------------------------------------------------------------------------
    13,998    Mechanical Technology Inc.(1)                              56,832
--------------------------------------------------------------------------------
     9,267    PC Connection, Inc.(1)                                     54,675
--------------------------------------------------------------------------------
    25,181    Pemstar Inc.(1)                                            71,766
--------------------------------------------------------------------------------
     4,186    Planar Systems Inc.(1)                                     56,009
--------------------------------------------------------------------------------
       707    ScanSource, Inc.(1)                                        41,628
--------------------------------------------------------------------------------
                                                                        478,472
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
--------------------------------------------------------------------------------
     2,054    Compagnie Generale de
              Geophysique SA ADR                                         70,062
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
     1,060    Alico, Inc.                                                58,300
--------------------------------------------------------------------------------
     6,573    SunOpta Inc.(1)                                            59,801
--------------------------------------------------------------------------------
                                                                        118,101
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
--------------------------------------------------------------------------------
    12,403    Digirad Corp.(1)                                           57,054
--------------------------------------------------------------------------------
     1,912    Kensey Nash Corp.(1)                                       56,308
--------------------------------------------------------------------------------
                                                                        113,362
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.5%
--------------------------------------------------------------------------------
     2,295    AMERIGROUP Corporation(1)                                  65,867
--------------------------------------------------------------------------------
     8,286    Hanger Orthopedic Group Inc.(1)                            64,879
--------------------------------------------------------------------------------
    20,774    I-Trax Inc.(1)                                             66,269
--------------------------------------------------------------------------------
    23,322    Metropolitan Health
              Networks, Inc.(1)                                          59,471
--------------------------------------------------------------------------------
                                                                        256,486
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.5%
--------------------------------------------------------------------------------
     1,209    American Real
              Estate Partners L.P.                                       50,186
--------------------------------------------------------------------------------
    13,495    Bally Total Fitness
              Holding Corp.(1)                                          106,610
--------------------------------------------------------------------------------
     3,209    CKE Restaurants, Inc.                                      53,815
--------------------------------------------------------------------------------
     1,568    International Game Technology                              58,376
--------------------------------------------------------------------------------
     1,597    Shuffle Master Inc.(1)                                     58,227
--------------------------------------------------------------------------------
                                                                        327,214
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.7%
--------------------------------------------------------------------------------
    21,261    Applica Inc.(1)                                            87,170
--------------------------------------------------------------------------------
     6,819    Cavalier Homes Inc.(1)                                     42,619
--------------------------------------------------------------------------------
    24,400    Fedders Corp.(1)                                           66,124
--------------------------------------------------------------------------------
                                                                        195,913
--------------------------------------------------------------------------------
INSURANCE -- 0.6%
--------------------------------------------------------------------------------
     3,313    American Equity Investment
              Life Holding Co.                                           43,235
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 5.1%
--------------------------------------------------------------------------------
     5,334    Ariba, Inc.(1)                                             45,286
--------------------------------------------------------------------------------
     4,684    China Technology
              Development Group Corp.(1)                                 22,998
--------------------------------------------------------------------------------
    16,422    Chordiant Software Inc.(1)                                 53,043
--------------------------------------------------------------------------------
     2,073    Cryptologic Inc.                                           49,731
--------------------------------------------------------------------------------
     3,857    iMergent, Inc.(1)                                          48,367
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

Newton - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares                                                                   Value
--------------------------------------------------------------------------------
     7,262    Interwoven Inc.(1)                                     $   66,665
--------------------------------------------------------------------------------
     5,398    Intraware Inc.(1)                                          32,388
--------------------------------------------------------------------------------
     1,691    Travelzoo Inc.(1)                                          50,358
--------------------------------------------------------------------------------
                                                                        368,836
--------------------------------------------------------------------------------
IT SERVICES -- 2.2%
--------------------------------------------------------------------------------
    10,194    Gartner Inc.(1)                                           159,536
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 1.5%
--------------------------------------------------------------------------------
     7,192    Diversa Corp.(1)                                           67,389
--------------------------------------------------------------------------------
    10,206    Harvard Bioscience Inc.(1)                                 42,865
--------------------------------------------------------------------------------
                                                                        110,254
--------------------------------------------------------------------------------
MACHINERY -- 1.1%
--------------------------------------------------------------------------------
     1,554    Tennant Co.                                                77,156
--------------------------------------------------------------------------------
MEDIA -- 3.7%
--------------------------------------------------------------------------------
    11,509    Knology Inc.(1)                                           102,776
--------------------------------------------------------------------------------
    36,400    NTN Buzztime, Inc.(1)                                      58,604
--------------------------------------------------------------------------------
     8,143    TiVo Inc.(1)                                               51,545
--------------------------------------------------------------------------------
     1,374    Univision Communications
              Inc. Cl A(1)                                               49,395
--------------------------------------------------------------------------------
                                                                        262,320
--------------------------------------------------------------------------------
METALS & MINING -- 9.7%
--------------------------------------------------------------------------------
     4,091    Agnico-Eagle Mines Ltd.
              New York Shares                                           136,476
--------------------------------------------------------------------------------
     4,182    AK Steel Holding Corp.(1)                                  56,248
--------------------------------------------------------------------------------
     2,362    Brush Engineered
              Materials Inc.(1)                                          48,823
--------------------------------------------------------------------------------
    10,259    Coeur d'Alene Mines
              Corporation(1)                                             49,038
--------------------------------------------------------------------------------
     4,382    Gold Fields Limited ADR                                    96,010
--------------------------------------------------------------------------------
     6,069    Harmony Gold Mining Co.
              Limited ADR(1)                                             87,029
--------------------------------------------------------------------------------
     5,018    Kinross Gold Corp.
              New York Shares(1)                                         55,148
--------------------------------------------------------------------------------
     7,354    Minefinders Corp.(1)                                       56,332
--------------------------------------------------------------------------------
       823    Newmont Mining Corporation                                 42,919
--------------------------------------------------------------------------------
     2,757    Universal Stainless & Alloy(1)                             73,336
--------------------------------------------------------------------------------
                                                                        701,359
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 2.3%
--------------------------------------------------------------------------------
     9,408    Blue Dolphin Energy Co.(1)                                 36,973
--------------------------------------------------------------------------------
     5,860    Exploration Company
              of Delaware, Inc. (The)(1)                                 54,029
--------------------------------------------------------------------------------
     2,701    Pacific Ethanol Inc.(1)                                    78,627
--------------------------------------------------------------------------------
                                                                        169,629
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.7%
--------------------------------------------------------------------------------
     6,418    Integrated Biopharma Inc.(1)                               50,060
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.9%
--------------------------------------------------------------------------------
    11,171    Depomed Inc.(1)                                            64,010
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
--------------------------------------------------------------------------------
     2,122    Longview Fibre Co.                                         54,196
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
--------------------------------------------------------------------------------
     5,442    Affordable Residential
              Communities Inc.                                       $   57,685
--------------------------------------------------------------------------------
ROAD & RAIL -- 1.4%
--------------------------------------------------------------------------------
     1,001    Ryder System, Inc.                                         54,084
--------------------------------------------------------------------------------
     1,858    SCS Transportation, Inc.(1)                                45,465
--------------------------------------------------------------------------------
                                                                         99,549
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 2.3%
--------------------------------------------------------------------------------
     7,001    Axcelis Technologies Inc.(1)                               44,596
--------------------------------------------------------------------------------
     7,652    Monolithic System
              Technology Inc.(1)                                         62,211
--------------------------------------------------------------------------------
    18,216    Zilog Inc.(1)                                              56,105
--------------------------------------------------------------------------------
                                                                        162,912
--------------------------------------------------------------------------------
SOFTWARE -- 7.4%
--------------------------------------------------------------------------------
    21,003    AXS-One Inc.(1)                                            39,696
--------------------------------------------------------------------------------
    10,792    Callidus Software Inc.(1)                                  55,795
--------------------------------------------------------------------------------
    13,099    Captaris, Inc.(1)                                          60,779
--------------------------------------------------------------------------------
     4,204    Mentor Graphics Corp.(1)                                   52,844
--------------------------------------------------------------------------------
     9,661    Onyx Software Corp.(1)                                     40,963
--------------------------------------------------------------------------------
     5,879    Opsware Inc.(1)                                            45,974
--------------------------------------------------------------------------------
     3,303    RSA Security Inc.(1)                                       49,644
--------------------------------------------------------------------------------
     8,591    Smith Micro Software Inc.(1)                              116,837
--------------------------------------------------------------------------------
    33,312    Sonic Foundry, Inc.(1)                                     74,286
--------------------------------------------------------------------------------
                                                                        536,818
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.3%
--------------------------------------------------------------------------------
     3,493    A.C. Moore Arts & Crafts, Inc.(1)                          61,162
--------------------------------------------------------------------------------
     1,754    American Eagle Outfitters, Inc.                            57,268
--------------------------------------------------------------------------------
     4,249    Sharper Image Corp.(1)                                     57,616
--------------------------------------------------------------------------------
     9,013    Tweeter Home
              Entertainment Group, Inc.(1)                               62,461
--------------------------------------------------------------------------------
                                                                        238,507
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.8%
--------------------------------------------------------------------------------
     8,016    BFC Financial Corp. Cl A(1)                                52,024
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 1.6%
--------------------------------------------------------------------------------
     7,531    Aceto Corp.                                                57,687
--------------------------------------------------------------------------------
     6,091    Industrial Distribution
              Group, Inc.(1)                                             60,850
--------------------------------------------------------------------------------
                                                                        118,537
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
--------------------------------------------------------------------------------
    19,763    Boston Communications
              Group, Inc.(1)                                             24,704
--------------------------------------------------------------------------------
     3,490    NTT DoCoMo, Inc. ADR                                       56,852
--------------------------------------------------------------------------------
                                                                         81,556
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $5,560,897)                                                     6,496,762
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Newton - Schedule of Investments

MAY 31, 2006 (UNAUDITED)

Shares/Principal Amount                                                  Value
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.7%

OIL, GAS & CONSUMABLE FUELS -- 0.7%
--------------------------------------------------------------------------------
     3,042    Ultrapar Participacoes SA ADR
(Cost $54,136)                                                       $   46,391
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 5.5%

  $400,000    FHLB Discount Notes,
              4.89%, 6/1/06(2)
(Cost $400,000)                                                         400,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 96.1%
(Cost $6,015,033)                                                     6,943,153
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 3.9%                                    284,890
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $7,228,043
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $6,015,033)                                                 $6,943,153
-----------------------------------------------------------------
Cash                                                                     85,039
-----------------------------------------------------------------
Foreign currency holdings, at value
(cost of $3,685)                                                          3,721
-----------------------------------------------------------------
Receivable for investments sold                                         377,424
-----------------------------------------------------------------
Dividends and interest receivable                                         1,542
--------------------------------------------------------------------------------
                                                                      7,410,879
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       173,168
-----------------------------------------------------------------
Accrued management fees                                                   9,668
--------------------------------------------------------------------------------
                                                                        182,836
--------------------------------------------------------------------------------

NET ASSETS                                                           $7,228,043
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                           50,000,000
================================================================================
Outstanding                                                             580,871
================================================================================

NET ASSET VALUE PER SHARE                                                $12.44
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                              $7,147,971
-----------------------------------------------------------------
Accumulated net investment loss                                         (36,093)
-----------------------------------------------------------------
Accumulated net realized loss
on investment and foreign
currency transactions                                                  (811,993)
-----------------------------------------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities
in foreign currencies                                                   928,158
--------------------------------------------------------------------------------
                                                                     $7,228,043
================================================================================

See Notes to Financial Statements.

------
12

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Dividends (net of foreign taxes withheld of $925)                      $  9,655
-----------------------------------------------------------------
Interest                                                                  2,912
--------------------------------------------------------------------------------
                                                                         12,567
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                          48,546
-----------------------------------------------------------------
Directors' fees and expenses                                                 46
-----------------------------------------------------------------
Other expenses                                                               68
--------------------------------------------------------------------------------
                                                                         48,660
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                            (36,093)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-----------------------------------------------------------------
Investment transactions                                                 267,254
-----------------------------------------------------------------
Foreign currency transactions                                             1,018
--------------------------------------------------------------------------------
                                                                        268,272
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
-----------------------------------------------------------------
Investments                                                             254,185
-----------------------------------------------------------------
Translation of assets and liabilities in foreign currencies                 722
--------------------------------------------------------------------------------
                                                                        254,907
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                 523,179
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS                                   $487,086
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           2006       2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                            $  (36,093)  $  (36,504)
---------------------------------------------------------
Net realized gain (loss)                                   268,272     (362,240)
---------------------------------------------------------
Change in net unrealized
appreciation (depreciation)                                254,907       32,788
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                           487,086     (365,956)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                                2,094,904      561,400
---------------------------------------------------------
Payments for shares redeemed(1)                           (400,563)  (1,180,259)
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets from capital share transactions                   1,694,341     (618,859)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    2,181,427     (984,815)
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                      5,046,616    6,031,431
--------------------------------------------------------------------------------
End of period                                           $7,228,043   $5,046,616
================================================================================

Accumulated undistributed
net investment income (loss)                              $(36,093)         $--
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                       158,986       51,069
---------------------------------------------------------
Redeemed                                                   (31,629)    (110,540)
--------------------------------------------------------------------------------
Net increase (decrease)
in shares of the fund                                      127,357      (59,471)
================================================================================

(1) Net of redemption fees of $8,175 and $22,914 for 2006 and 2005, respectively.

See Notes to Financial Statements.

------
14

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Strategic Asset Allocations, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Newton Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks whose share price patterns suggest that their shares are likely to increase in value. The fund uses a highly automated investment approach that relies on proprietary technologies that include artificial intelligence systems. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

                                                                     (continued)

------
15

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than five years. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy
(strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                                              1.50%
--------------------------------------------------------------------------------
Next $250 million                                               1.30%
--------------------------------------------------------------------------------
Over $500 million                                               1.10%
--------------------------------------------------------------------------------

The effective annual management fee for the fund for the six months ended May
31, 2006 was 1.50%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC. ACIM, an officer, and an interested director of these entities own 25% of the outstanding shares of the fund.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                     (continued)

------
16

Notes to Financial Statements

MAY 31, 2006 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended May 31, 2006, were $6,303,103 and $5,332,010, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended May 31, 2006.

5. RISK FACTORS

The fund's investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2006, the components of investments for federal income tax purposes were as follows:
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $6,021,064
================================================================================
Gross tax appreciation of investments                              $1,190,518
--------------------------------------------------------------------
Gross tax depreciation of investments                                (268,429)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                 $  922,089
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2005, the fund had accumulated capital losses of $1,015,916 which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $25,707, $698,751 and $291,458 expire in 2011, 2012 and 2013, respectively.

The fund incurred $64,140 of capital loss deferrals which represent net capital losses incurred in the one-month period ended November 30, 2005. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
17

Newton - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
---------------------------------------------------------------------------
                                 2006(1)    2005       2004        2003(2)
---------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $11.13    $11.76     $11.71       $10.00
---------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)                   (0.06)    (0.08)     (0.08)       (0.02)
-------------------------
  Net Realized and
  Unrealized Gain (Loss)           1.35     (0.60)      0.10         1.73
---------------------------------------------------------------------------
  Total From
  Investment Operations            1.29     (0.68)      0.02         1.71
---------------------------------------------------------------------------
Redemption Fees(3)                 0.02      0.05       0.03           --
---------------------------------------------------------------------------
Net Asset Value,
End of Period                    $12.44    $11.13     $11.76       $11.71
===========================================================================
  TOTAL RETURN(4)                 11.77%    (5.36)%     0.43%       17.10%
---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              1.50%(5)      1.51%     1.51%     1.50%(5)
-------------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets                    (1.12)%(5)    (0.73)%   (0.79)%   (1.05)%(5)
-------------------------
Portfolio Turnover Rate              84%       372%      313%          16%
-------------------------
Net Assets,
End of Period
(in thousands)                    $7,228     $5,047    $6,031       $2,265
---------------------------------------------------------------------------

(1) Six months ended May 31, 2006 (unaudited).

(2) August 29, 2003 (inception) through November 30, 2003.

(3) Computed using average shares throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
18

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
19

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The DOW JONES WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all
U.S. headquartered equity securities with readily available price data.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
20

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0607
SH-SAN-50112N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:   William M. Lyons
      Title:  President

Date: July 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:   William M. Lyons
      Title:  President
              (principal executive officer)

Date: July 28, 2006

By:   /s/ Maryanne L. Roepke
      --------------------------------------------------
      Name:   Maryanne L. Roepke
      Title:  Sr. Vice President, Treasurer, and
              Chief Financial Officer
              (principal financial officer)

Date: July 28, 2006